UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/20

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Funds

Semi-Annual Report
June 30, 2020

Alternatives Funds

Lazard Enhanced Opportunities Portfolio

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing up for paperless delivery at www.icsdelivery.com/lazardassetmanagement. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge.You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure and visiting www.fundreports.com. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports.Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overview (unaudited)

6	Information About Your Portfolio’s Expenses (unaudited)

8	Portfolio Holdings Presented by Asset Class/Sector (unaudited)

9	Portfolio of Investments (unaudited)

25	Notes to Portfolio of Investments (unaudited)

27	Statement of Assets and Liabilities (unaudited)

28	Statement of Operations (unaudited)

29	Statement of Changes in Net Assets (unaudited)

31	Financial Highlights (unaudited)

33	Notes to Financial Statements (unaudited)

57	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or Portfolio’s summary prospectus carefully before you invest. The prospectus and Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

The global spread of COVID-19 created significant market volatility and caused an unprecedented collapse across global equity markets at the start of 2020.The pandemic led to worldwide lockdowns, which led to drastic unemployment, a wave of small businesses closures, and a significant decline in economic growth. However, an extremely aggressive monetary and fiscal response, as well as a slowdown in the spread of COVID-19 in many of the early hotspots, led to one of the sharpest rallies ever for global stocks during the second quarter.

US unemployment rose from a 50-year low to an 80-year high in just two months. While the economic weakness was extraordinary, the policy response was both dramatic and timely. The Federal Reserve, the US central bank, slashed rates to zero and announced unlimited quantitative easing within weeks of the crisis. The central bank subsequently announced almost $3 trillion in liquidity facilities for companies and municipalities. Credit markets responded, turning highly accommodative for a wide variety of companies, and debt issuance reached record highs.The federal government also delivered with a fiscal package more than double the size of the response to the 2008 global financial crisis.

COVID-19 exacerbated existing price dislocations not only in emerging markets compared to other markets, but in high-quality businesses trading at lower valuations. The course of the pandemic and related government actions, trade developments, and the US election will have a great deal of influence in how the region’s equities end the year.

In Europe, economic data suggested that the European Union and United Kingdom were mired in deep recessions. As in the United States, however, stimulus proved to be a potent salve. European equity markets calmed after the volatile first quarter as individual countries and the European Central Bank put forward an aggressive and globally coordinated monetary and fiscal response.

2   Semi-Annual Report

As economies across the world reopen, the shape of a potential recovery remains an open question. After all, there is little historical precedent for the global economy shutting down and then attempting to restart itself.

The performance dispersion between value and growth stocks has been at all-time highs, but we believe the differential will adjust. More than ever, we are confident that fundamental analysis and stock selection will be crucial drivers for performance. We feel privileged to handle your investment needs and value your continued confidence in our investment management capabilities. We continue to strive for the long-term patterns of performance that are consistent with your expectations.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Enhanced Opportunities Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Enhanced Opportunities Portfolio, ICE BofAML U.S. Convertible ex Mandatory® Index and HFRX Global Hedge Fund® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One Year	Five Years	Since Inception	†
Institutional Shares**	–1.29%	1.88%	1.88%
Open Shares**	–1.64%	1.60%	1.60%
ICE BofAML U.S. Convertible ex Mandatory Index	17.79%	10.43%	10.16%
HFRX Global Hedge Fund Index	3.09%	0.71%	0.88%
†	The inception date for the Portfolio was December 31, 2014.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”) or DST Asset Manager Solutions, Inc., the Fund’s transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles, if any, and may differ from amounts reported in the financial highlights. For Institutional Shares and Open Shares, a one-time voluntary reimbursement by the administrator increased the total return ratio by 0.49% for year ended December 31, 2017.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

4   Semi-Annual Report

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The ICE BofAML U.S. Convertible ex Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

**	The performance of Institutional Shares and Open Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

Semi-Annual Report   5

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in the Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses.This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2020 through June 30, 2020 and held for the entire period.

Actual Expenses

For each share class of the Portfolio, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolio, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds.To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

6   Semi-Annual Report

			Expenses		Annualized
	Beginning	Ending	Paid During		Expense Ratio
	Account	Account	Period	*	During Period
	Value	Value	1/1/20 -		1/1/20 -
Portfolio	1/1/20	6/30/20	6/30/20		6/30/20
Enhanced Opportunities †
Institutional Shares
Actual	$1,000.00	$ 972.90	$10.94		2.23%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.77	$11.17		2.23%
Open Shares
Actual	$1,000.00	$ 970.50	$12.46		2.54%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.21	$12.73		2.54%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
†	The expense ratios include broker expense and dividend expense on securities sold short.

Semi-Annual Report   7

The Lazard Funds, Inc. Portfolio Holdings Presented by
Asset Class/Sector June 30, 2020 (unaudited)

	Lazard Enhanced Opportunities Portfolio
Asset Class/Sector	Long*		Short†
Convertible Corporate Bonds
Communication Services	6.7%		—%
Consumer Discretionary	12.5		—
Consumer Staples	2.4		—
Energy	1.1		—
Financials	8.6		—
Health Care	18.8		—
Industrials	6.8		—
Information Technology	22.4		—
Materials	1.6		—
Real Estate	1.6		—
Equity
Communication Services	—		–6.4
Consumer Discretionary	—		–21.6
Consumer Staples	—		–2.0
Energy	—		–0.5
Financials	0.0	#	–4.9
Health Care	—		–20.4
Industrials	0.0	#	–7.9
Information Technology	0.1		–26.8
Materials	—		–2.0
Real Estate	—		–3.9
Utilities	0.3		–0.2
Exchange Traded Funds	—		–3.4
Short-Term Investments	17.1		—
Total Investments	100.0%		–100.0%

*	Represents percentage of total investments excluding securities sold short.
†	Represents percentage of total securities sold short.
#	Amount is less than 0.05%.

8   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2020 (unaudited)

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 0.2%

United States | 0.2%
Alder Biopharmaceuticals, Inc. (*), (‡)	3,247	$2,857
Cardtronics PLC, Class A (*), (±)	780	18,705
		21,562
Total Common Stocks (Cost $20,817)		21,562

Preferred Stocks | 0.6%

United States | 0.6%
NextEra Energy, Inc. (±) (Cost $89,505)	1,836	77,938

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Convertible Corporate Bonds | 143.7%

Canada | 9.9%
Air Canada, 4.000%, 07/01/25 (±)	USD	161	$170,257
Aphria, Inc., 5.250%, 06/01/24 (±)	USD	256	187,008
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	315	143,819
Canopy Growth Corp., 4.250%, 07/15/23 (±),(#)	CAD	206	124,425
Colliers International Group, Inc., 4.000%, 06/01/25 (±),(#)	USD	90	109,519
Element Fleet Management Corp., 4.250%, 06/30/24 (±)	CAD	77	61,675
First Majestic Silver Corp., 1.875%, 03/01/23 (±)	USD	125	154,613

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   9

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Pretium Resources, Inc., 2.250%, 03/15/22 (±)	USD	91	$84,357
SSR Mining, Inc., 2.500%, 04/01/39 (±)	USD	43	59,006
Tilray, Inc., 5.000%, 10/01/23 (±)	USD	198	89,595
Tricon Capital Group, Inc., 5.750%, 03/31/22	USD	123	120,848
			1,305,122

Cayman Islands | 0.6%
Theravance Biopharma, Inc., 3.250%, 11/01/23 (±)	USD	77	74,159

Chile | 1.2%
Liberty Latin America, Ltd., 2.000%, 07/15/24 (±)	USD	207	163,918

Monaco | 0.6%
Endeavour Mining Corp., 3.000%, 02/15/23 (±),(#)	USD	64	74,320

Norway | 1.4%
SFL Corp., Ltd., 5.750%, 10/15/21 (±)	USD	193	182,580

Panama | 1.0%
Copa Holdings SA, 4.500%, 04/15/25 (±)	USD	118	134,130

United Kingdom | 1.3%
Farfetch, Ltd., 3.750%, 05/01/27 (±)	USD	123	166,588

The accompanying notes are an integral part of these financial statements.

10   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

United States | 127.7%
8x8, Inc., 0.500%, 02/01/24 (±)	USD	167	$149,399
Aerie Pharmaceuticals, Inc., 1.500%, 10/01/24 (±)	USD	162	143,789
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	190	178,915
Allscripts Healthcare Solutions, Inc., 0.875%, 01/01/27 (±)	USD	110	84,095
Alteryx, Inc., 0.500%, 08/01/24 (±)	USD	158	178,202
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	125	117,519
American Eagle Outfitters, Inc., 3.750%, 04/15/25 (±)	USD	176	250,301
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26 (±),(#)	USD	123	136,870
Arbor Realty Trust, Inc., 4.750%, 11/01/22 (±)	USD	184	166,486
Atlas Air Worldwide Holdings, Inc., 1.875%, 06/01/24 (±)	USD	243	233,697
Avaya Holdings Corp., 2.250%, 06/15/23 (±)	USD	199	162,707
Blackline, Inc., 0.125%, 08/01/24 (±),(#)	USD	93	118,364
Bloomin’ Brands, Inc., 5.000%, 05/01/25 (±)	USD	125	142,662
Booking Holdings, Inc., 0.750%, 05/01/25 (±)	USD	6	7,412
Bridgebio Pharma, Inc., 2.500%, 03/15/27 (±)	USD	131	133,747
Carnival Corp., 5.750%, 04/01/23 (±)	USD	374	602,115
Chart Industries, Inc., 1.000%, 11/15/24 (±)	USD	73	76,775

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   11

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Cloudflare, Inc., 0.750%, 05/15/25 (±)	USD	20	$24,100
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	162	180,160
Collegium Pharmaceutical, Inc., 2.625%, 02/15/26 (±)	USD	98	87,805
CONMED Corp., 2.625%, 02/01/24 (±)	USD	197	206,176
Coupa Software, Inc., 0.375%, 06/15/26 (±)	USD	115	132,797
CryoPort, Inc., 3.000%, 06/01/25 (±)	USD	56	77,595
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	174	176,854
Cytokinetics, Inc., 4.000%, 11/15/26 (±)	USD	26	61,757
Encore Capital Group, Inc.:
2.875%, 03/15/21 (±)	USD	145	139,316
3.250%, 03/15/22 (±)	USD	248	239,469
3.250%, 10/01/25 (±)	USD	77	77,824
Envestnet, Inc., 1.750%, 06/01/23 (±)	USD	122	150,075
Envista Holdings Corp., 2.375%, 06/01/25 (±)	USD	155	188,665
Everbridge, Inc., 0.125%, 12/15/24 (±)	USD	107	145,397
Evolent Health, Inc., 1.500%, 10/15/25 (±)	USD	19	11,851
EZCORP, Inc., 2.875%, 07/01/24 (±)	USD	102	96,170
Five9, Inc., 0.500%, 06/01/25 (±)	USD	123	131,687
Flexion Therapeutics, Inc., 3.375%, 05/01/24 (±)	USD	160	131,700
FTI Consulting, Inc., 2.000%, 08/15/23 (±)	USD	93	117,537

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Gossamer Bio, Inc., 5.000%, 06/01/27 (±)	USD	48	$48,053
Halozyme Therapeutics, Inc., 1.250%, 12/01/24 (±)	USD	62	78,548
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	82	94,741
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	293	288,605
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	183	150,298
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	118	111,549
II-VI, Inc., 0.250%, 09/01/22 (±)	USD	200	237,068
IIP Operating Partnership LP, 3.750%, 02/21/24 (±)	USD	185	264,212
Impinj, Inc., 2.000%, 12/15/26 (±)	USD	88	88,275
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	135	133,228
Inseego Corp., 3.250%, 05/01/25 (±)	USD	16	16,771
Insmed, Inc., 1.750%, 01/15/25 (±)	USD	98	95,244
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25 (±)	USD	56	50,908
Intercept Pharmaceuticals, Inc.:
3.250%, 07/01/23 (±)	USD	123	92,560
2.000%, 05/15/26 (±)	USD	64	45,914
Ironwood Pharmaceuticals, Inc.:
2.250%, 06/15/22 (±)	USD	92	96,286
1.500%, 06/15/26 (±)	USD	128	132,273
j2 Global, Inc., 1.750%, 11/01/26 (±)	USD	55	46,255
Kaman Corp., 3.250%, 05/01/24 (±)	USD	231	219,069

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	79	$110,323
KBR, Inc., 2.500%, 11/01/23 (±)	USD	181	203,309
Knowles Corp., 3.250%, 11/01/21 (±)	USD	156	165,563
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	160	109,262
3.750%, 02/15/30 (±)	USD	42	28,803
Liberty Media Corp.:
2.250%, 12/01/48 (±)	USD	240	244,592
2.750%, 12/01/49 (±)	USD	283	264,592
Live Nation Entertainment, Inc.:
2.500%, 03/15/23 (±)	USD	163	165,343
2.000%, 02/15/25 (±)	USD	28	23,817
LivePerson, Inc., 0.750%, 03/01/24 (±)	USD	161	199,173
Marriott Vacations Worldwide Corp., 1.500%, 09/15/22 (±)	USD	211	194,278
Microchip Technology, Inc., 1.625%, 02/15/27 (±)	USD	67	98,828
National Vision Holdings, Inc., 2.500%, 05/15/25 (±)	USD	124	148,250
NCL Corp., Ltd., 6.000%, 05/15/24 (±)	USD	117	155,771
Nevro Corp., 2.750%, 04/01/25 (±)	USD	47	63,751
Nuance Communications, Inc., 1.000%, 12/15/35 (±)	USD	181	213,534
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	152	134,582
NuVasive, Inc.:
2.250%, 03/15/21 (±)	USD	135	147,244
1.000%, 06/01/23 (±)	USD	136	131,611
Okta, Inc., 0.375%, 06/15/26 (±)	USD	77	83,120

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	154	$147,359
Pacira BioSciences, Inc., 2.375%, 04/01/22 (±)	USD	42	45,831
PagerDuty, Inc., 1.250%, 07/01/25 (±)	USD	54	53,325
Palo Alto Networks, Inc., 0.375%, 06/01/25 (±)	USD	185	184,167
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	116	115,940
Penn National Gaming, Inc., 2.750%, 05/15/26 (±)	USD	169	253,142
PennyMac Corp., 5.500%, 11/01/24 (±)	USD	121	114,122
Perficient, Inc., 2.375%, 09/15/23 (±)	USD	77	89,147
PetIQ, Inc., 4.000%, 06/01/26 (±)	USD	133	177,971
Pioneer Natural Resources Co., 0.250%, 05/15/25 (±)	USD	38	44,832
Pluralsight, Inc., 0.375%, 03/01/24 (±)	USD	110	96,562
PRA Group, Inc.:
3.000%, 08/01/20 (±)	USD	220	218,450
3.500%, 06/01/23 (±)	USD	234	239,660
PROS Holdings, Inc., 1.000%, 05/15/24 (±)	USD	64	61,471
Pure Storage, Inc., 0.125%, 04/15/23 (±)	USD	67	65,700
Radius Health, Inc., 3.000%, 09/01/24 (±)	USD	118	86,327
Rambus, Inc., 1.375%, 02/01/23 (±)	USD	15	15,617
Rapid7, Inc., 1.250%, 08/01/23 (±)	USD	104	139,761

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Redfin Corp., 1.750%, 07/15/23 (±)	USD	91	$133,907
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	224	200,154
Repligen Corp., 0.375%, 07/15/24 (±)	USD	64	80,198
Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	85	82,861
RH, 0.000%, 09/15/24 (±)	USD	122	160,899
Royal Caribbean Cruises, Ltd., 4.250%, 06/15/23 (±)	USD	123	114,390
Sabre GLBL, Inc., 4.000%, 04/15/25 (±)	USD	134	170,837
SailPoint Technologies Holding, Inc., 0.125%, 09/15/24 (±)	USD	125	140,418
SEACOR Holdings, Inc., 3.250%, 05/15/30 (±)	USD	22	16,474
Slack Technologies, Inc., 0.500%, 04/15/25 (±)	USD	121	148,981
SMART Global Holdings, Inc., 2.250%, 02/15/26 (±)	USD	100	89,430
Snap, Inc., 0.250%, 05/01/25 (±)	USD	198	252,429
Synaptics, Inc., 0.500%, 06/15/22 (±)	USD	155	165,163
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	184	188,299
Team, Inc., 5.000%, 08/01/23 (±)	USD	135	92,925
The Chefs’ Warehouse, Inc., 1.875%, 12/01/24 (±)	USD	154	110,463
The Greenbrier Cos., Inc., 2.875%, 02/01/24 (±)	USD	107	88,058
TTM Technologies, Inc., 1.750%, 12/15/20 (±)	USD	150	188,250

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Turning Point Brands, Inc., 2.500%, 07/15/24 (±)	USD	184	$149,838
Under Armour, Inc., 1.500%, 06/01/24 (±)	USD	136	153,899
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	62	60,062
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	163	152,012
Wayfair, Inc.:
0.375%, 09/01/22 (±)	USD	111	210,815
1.125%, 11/01/24 (±)	USD	68	121,246
Western Digital Corp., 1.500%, 02/01/24 (±)	USD	118	110,924
Winnebago Industries, Inc., 1.500%, 04/01/25 (±)	USD	141	172,725
Workiva, Inc., 1.125%, 08/15/26 (±)	USD	62	56,705
Wright Medical Group NV, 2.250%, 11/15/21 (±)	USD	119	167,621
Xeris Pharmaceuticals, Inc., 5.000%, 07/15/25 (±)	USD	27	26,603
Zillow Group, Inc.:
1.500%, 07/01/23 (±)	USD	62	64,418
0.750%, 09/01/24 (±)	USD	141	201,899
Zscaler, Inc., 0.125%, 07/01/25 (±)	USD	73	74,563
			16,732,443
Total Convertible Corporate Bonds (Cost $18,636,952)			18,833,260

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

		Number of	Exercise	Notional	Fair
Description	Counterparty	Contracts	Price	Amount	Value

Lazard Enhanced Opportunities Portfolio (continued)

Purchased Options | 0.0%

Call
Atlas Air Worldwide Holdings, Inc., Expires 07/17/20	RBS	6	$45	$600	$690
Cardtronics PLC, Expires 07/17/20	RBS	4	30	400	60
Nuance Communications, Inc., Expires 08/21/20	RBS	11	28	1,100	836
Sabre Corp., Expires 07/17/20	RBS	6	10	600	90

Put
Inseego Corp., Expires 09/18/20	RBS	4	8	400	228

Total Purchased Options (Cost $3,567)					1,904

		Fair
Description	Shares	Value

Short-Term Investments | 29.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $3,913,016)	3,913,016	3,913,016
Total Investments excluding Securities Sold Short | 174.4% (Cost $22,663,857)		22,847,680

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Securities Sold Short | (75.1)%

Common Stocks | (72.5)%

Canada | (3.2)%
Air Canada	(2,791)	$(34,804)
Air Canada	(6,542)	(81,679)
Aphria, Inc.	(7,108)	(30,493)
Aurora Cannabis, Inc.	(32)	(397)
Canopy Growth Corp.	(95)	(1,539)
Colliers International Group, Inc.	(1,250)	(71,637)
Element Fleet Management Corp.	(4,886)	(36,458)
First Majestic Silver Corp.	(9,535)	(94,873)
Pretium Resources, Inc.	(2,159)	(18,136)
SSR Mining, Inc.	(1,955)	(41,700)
Tricon Capital Group, Inc.	(1,101)	(7,421)
		(419,137)
Cayman Islands | (0.2)%
Theravance Biopharma, Inc.	(1,533)	(32,178)
		(32,178)
Chile | (0.3)%
Liberty Latin America, Ltd., Class C	(3,540)	(33,418)
		(33,418)
Monaco | (0.3)%
Endeavour Mining Corp.	(1,696)	(41,038)
		(41,038)
Norway | (0.1)%
SFL Corp., Ltd.	(1,957)	(18,180)
		(18,180)
Panama | (0.8)%
Copa Holdings SA, Class A	(2,049)	(103,597)
		(103,597)
United Kingdom | (0.9)%
Farfetch, Ltd., Class A	(6,514)	(112,497)
		(112,497)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

United States | (66.7)%
8x8, Inc.	(4,335)	$(69,360)
Aerie Pharmaceuticals, Inc.	(3,992)	(58,922)
Air Transport Services Group, Inc.	(3,991)	(88,880)
Allscripts Healthcare Solutions, Inc.	(5,651)	(38,257)
Alteryx, Inc., Class A	(613)	(100,704)
American Airlines Group, Inc.	(6,768)	(88,458)
American Eagle Outfitters, Inc.	(17,341)	(189,017)
Apellis Pharmaceuticals, Inc.	(2,338)	(76,359)
Arbor Realty Trust, Inc. REIT	(1,104)	(10,201)
Atlas Air Worldwide Holdings, Inc.	(2,882)	(124,012)
Avaya Holdings Corp.	(3,569)	(44,113)
Blackline, Inc.	(1,040)	(86,226)
Bloomin’ Brands, Inc.	(8,873)	(94,586)
Booking Holdings, Inc.	(2)	(3,185)
Bridgebio Pharma, Inc.	(2,513)	(81,949)
Carnival Corp.	(35,100)	(576,342)
Chart Industries, Inc.	(930)	(45,096)
Cloudflare, Inc., Class A	(389)	(13,985)
Coherus Biosciences, Inc.	(7,038)	(125,699)
Collegium Pharmaceutical, Inc.	(2,518)	(44,065)
CONMED Corp.	(1,096)	(78,901)
Coupa Software, Inc.	(282)	(78,125)
CryoPort, Inc.	(1,931)	(58,413)
CSG Systems International, Inc.	(613)	(25,372)
Cytokinetics, Inc.	(2,334)	(55,012)
Encore Capital Group, Inc.	(6,109)	(208,806)
Envestnet, Inc.	(1,320)	(97,073)
Envista Holdings Corp.	(5,793)	(122,174)
Everbridge, Inc.	(805)	(111,380)
Evolent Health, Inc., Class A	(367)	(2,613)
EZCORP, Inc. Class A	(6,600)	(41,580)
Five9, Inc.	(666)	(73,706)
Flexion Therapeutics, Inc.	(3,605)	(47,406)
FTI Consulting, Inc.	(642)	(73,541)
Glaukos Corp.	(56)	(2,151)

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Gossamer Bio, Inc.	(2,321)	$(30,173)
Halozyme Therapeutics, Inc.	(2,052)	(55,014)
Health Catalyst, Inc.	(2,291)	(66,828)
Helix Energy Solutions Group, Inc.	(557)	(1,933)
Herbalife Nutrition, Ltd.	(2,947)	(132,556)
I3 Verticals, Inc., Class A	(2,203)	(66,641)
II-VI, Inc.	(3,295)	(155,590)
Impinj, Inc.	(2,098)	(57,632)
Innovative Industrial Properties, Inc. REIT	(2,334)	(205,439)
Innoviva, Inc.	(3,870)	(54,103)
Inseego Corp.	(507)	(5,881)
Insmed, Inc.	(1,490)	(41,035)
Integra LifeSciences Holdings Corp.	(409)	(19,219)
Intercept Pharmaceuticals, Inc.	(586)	(28,075)
Ironwood Pharmaceuticals, Inc.	(9,587)	(98,938)
j2 Global, Inc.	(217)	(13,717)
Kaman Corp.	(1,257)	(52,291)
Karyopharm Therapeutics, Inc.	(4,186)	(79,283)
KBR, Inc.	(5,061)	(114,126)
Knowles Corp.	(4,230)	(64,550)
Live Nation Entertainment, Inc.	(2,725)	(120,799)
LivePerson, Inc.	(3,439)	(142,478)
Marriott Vacations Worldwide Corp.	(431)	(35,432)
Microchip Technology, Inc.	(785)	(82,668)
National Vision Holdings, Inc.	(3,182)	(97,115)
Nevro Corp.	(360)	(43,009)
NextEra Energy, Inc.	(94)	(22,576)
Norwegian Cruise Line Holdings, Ltd.	(7,854)	(129,041)
Nuance Communications, Inc.	(5,640)	(142,720)
Nutanix, Inc., Class A	(928)	(21,998)
NuVasive, Inc.	(1,879)	(104,585)
Okta, Inc.	(231)	(46,253)
OSI Systems, Inc.	(607)	(45,306)
Pacira BioSciences, Inc.	(325)	(17,053)
PagerDuty, Inc.	(1,011)	(28,935)
Palo Alto Networks, Inc.	(164)	(37,666)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Patrick Industries, Inc.	(854)	$(52,307)
Penn National Gaming, Inc.	(6,122)	(186,966)
PennyMac Mortgage Investment Trust	(1,553)	(27,224)
Perficient, Inc.	(1,461)	(52,275)
PetIQ, Inc.	(3,680)	(128,211)
Pioneer Natural Resources Co.	(243)	(23,741)
Pluralsight, Inc., Class A	(1,684)	(30,396)
PRA Group, Inc.	(3,712)	(143,506)
PROS Holdings, Inc.	(614)	(27,280)
Pure Storage, Inc., Class A	(1,453)	(25,180)
Radius Health, Inc.	(1,222)	(16,656)
Rambus, Inc.	(514)	(7,813)
Rapid7, Inc.	(1,995)	(101,785)
Redfin Corp.	(2,405)	(100,794)
Redwood Trust, Inc. REIT	(2,037)	(14,259)
Repligen Corp.	(439)	(54,265)
Revance Therapeutics, Inc.	(1,996)	(48,742)
RH	(496)	(123,454)
Royal Caribbean Cruises, Ltd.	(1,277)	(64,233)
Sabre Corp.	(14,460)	(116,548)
SailPoint Technologies Holding, Inc.	(3,374)	(89,310)
SEACOR Holdings, Inc.	(145)	(4,106)
Sirius XM Holdings, Inc.	(18,922)	(111,072)
Slack Technologies, Inc., Class A	(3,079)	(95,726)
SMART Global Holdings, Inc.	(1,933)	(52,539)
Snap, Inc., Class A	(7,502)	(176,222)
Synaptics, Inc.	(1,067)	(64,148)
Tabula Rasa HealthCare, Inc.	(2,042)	(111,759)
Team, Inc.	(3,054)	(17,011)
The Chefs’ Warehouse, Inc.	(2,165)	(29,401)
The Greenbrier Cos., Inc.	(757)	(17,222)
TTM Technologies, Inc.	(12,787)	(151,654)
Turning Point Brands, Inc.	(1,375)	(34,251)
Under Armour, Inc., Class C	(9,334)	(82,513)
Varex Imaging Corp.	(2,062)	(31,239)
Vishay Intertechnology, Inc.	(1,441)	(22,004)

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Wayfair, Inc., Class A	(1,560)	$(308,272)
Western Digital Corp.	(96)	(4,238)
Winnebago Industries, Inc.	(1,813)	(120,782)
Workiva, Inc.	(541)	(28,938)
Wright Medical Group NV	(3,620)	(107,586)
Xeris Pharmaceuticals, Inc.	(3,359)	(8,935)
Zillow Group, Inc. Class C	(3,291)	(189,594)
Zscaler, Inc.	(313)	(34,273)
		(8,734,757)

Total Common Stocks (Proceeds $8,634,460)		(9,494,802)

Exchange-Traded Fund | (2.6)%

United States | (2.6)%
iShares 7-10 Year Treasury Bond ETF	(2,772)	(337,824)

Total Exchange-Traded Funds (Proceeds $313,153)		(337,824)

Total Securities Sold Short (Proceeds $8,947,613)		(9,832,626)

Total Investments | 99.3%
(Cost and short proceeds $13,716,244) (»)		$13,015,054

Cash and Other Assets in Excess of Liabilities | 0.7%		85,469

Net Assets | 100.0%		$13,100,523

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at June 30, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Depreciation
USD	195,041	CAD	265,000	SSB	09/23/20	$189

Written Options open at June 30, 2020:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value

Put
Atlas Air Worldwide Holdings, Inc.	RBS	6	$35.00	07/17/20	$600	$744	$(180)
Cardtronics PLC	RBS	5	20.00	09/18/20	500	741	(950)
Nuance Communications, Inc.	RBS	11	23.00	08/21/20	1,100	920	(869)
Total Written Options		22				$2,405	$(1,999)

The accompanying notes are an integral part of these financial statements.

24    Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolio of Investments

June 30, 2020 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2020, these securities amounted to 4.3% of the net assets.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ETF	—	Exchange-Traded Fund
REIT	—	Real Estate Investment Trust

Currency Abbreviations:
CAD	—	Canadian Dollar	USD	—	United States Dollar

Counterparty Abbreviations:
RBS	—	RBS Securities, Inc.	SSB	—	State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Industry†	Long	Short

Common Stocks, Preferred Stocks and Convertible Corporate Bonds
Aerospace & Defense	1.7%	–0.4%
Air Freight & Logistics	3.2	–1.6
Airlines	3.2	–2.4
Automobiles	1.3	–0.9
Banks	1.1	—
Biotechnology	10.9	–5.6
Building Products	0.9	–0.4
Commercial Services & Suppliers	0.7	–0.1
Communications Equipment	0.1	0.0	#
Consumer Finance	7.7	–3.0
Diversified Financial Services	0.5	–0.3
Diversified Telecommunication Services	—	–0.3
Electric Utilities	0.6	–0.2
Electronic Equipment, Instruments & Components	6.8	–3.4
Energy Equipment & Services	0.1	0.0	#
Entertainment	1.4	–0.9
Equity Real Estate Investment Trusts (REITs)	2.0	–1.6
Food & Staples Retailing	0.8	–0.2
Health Care Equipment & Supplies	8.4	–4.3
Health Care Providers & Services	1.4	–1.0

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

Industry†	Long	Short

Common Stocks, Preferred Stocks and Convertible Corporate Bonds (continued)
Health Care Technology	2.9%	–1.7%
Hotels, Restaurants & Leisure	11.2	–8.3
Interactive Media & Services	4.0	–2.8
Internet & Direct Marketing Retail	3.9	–3.2
IT Services	6.5	–3.2
Life Sciences Tools & Services	0.6	–0.4
Machinery	1.3	–0.5
Media	6.2	–0.9
Metals & Mining	2.8	–1.5
Mortgage Real Estate Investment Trusts (REITs)	3.7	–0.4
Oil, Gas & Consumable Fuels	1.7	–0.3
Personal Products	2.2	–1.0
Pharmaceuticals	8.7	–2.3
Professional Services	0.9	–0.6
Real Estate Management & Development	2.8	–1.4
Semiconductors & Semiconductor Equipment	3.5	–2.0
Software	20.9	–11.2
Specialty Retail	4.3	–3.1
Technology Hardware, Storage & Peripherals	1.3	–0.2
Textiles, Apparel & Luxury Goods	1.2	–0.6
Tobacco	1.1	–0.3
Subtotal	144.5	–72.5
Exchange Traded Funds	—	–2.6
Short-Term Investments	29.9	—
Total Investments	174.4%	–75.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.
#	Amount is less than 0.05%.

The accompanying notes are an integral part of these financial statements.

26    Semi-Annual Report

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

Lazard
Enhanced
Opportunities
June 30, 2020	Portfolio

ASSETS
Investments in securities, at fair value	$22,847,680
Cash collateral due from broker on options	71,102
Foreign currency, at fair value	33,552
Receivables for:
Investments sold	767,278
Capital stock sold	395,300
Dividends and interest	103,785
Amount due from Investment Manager (Note 3)	5,104
Prepaid expenses	10,426
Total assets	24,234,227

LIABILITIES
Securities sold short, at fair value	9,832,626
Due to custodian	82,949
Payables for:
Accrued custodian fees	54,912
Accrued professional services	34,679
Accrued directors’ fees	369
Accrued distribution fees	361
Investments purchased	1,119,504
Dividends on securities sold short	4,139
Gross unrealized depreciation on forward currency contracts	189
Written options, at fair value	1,999
Other accrued expenses and payables	1,977
Total liabilities	11,133,704
Net assets	$13,100,523

NET ASSETS
Paid in capital	$13,922,971
Distributable earnings (Accumulated loss)	(822,448)
Net assets	$13,100,523

Institutional Shares
Net assets	$12,991,324
Shares of capital stock outstanding*	1,510,380
Net asset value, offering and redemption price per share	$8.60

Open Shares
Net assets	$109,199
Shares of capital stock outstanding*	12,754
Net asset value, offering and redemption price per share	$8.56
Cost of investments in securities	$22,663,857
Proceeds received from securities sold short	$8,947,613
Proceeds received from written options	$2,405
Cost of foreign currency	$33,446

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

The Lazard Funds, Inc. Statements of Operations (unaudited)

Lazard
Enhanced
Opportunities
For the Six Months Ended June 30, 2020	Portfolio

Investment Income (Loss)
Income
Interest	$186,101
Dividends	1,496
Total investment income*	187,597
Expenses
Custodian fees	50,812
Management fees (Note 3)	44,547
Professional services	25,444
Registration fees	17,469
Administration fees	7,993
Shareholders’ services	3,753
Shareholders’ reports	3,293
Directors’ fees and expenses	3,076
Distribution fees (Open Shares)	844
Other	1,932
Total gross expenses before expenses on securities sold short	159,163
Broker expense on securities sold short	33,056
Dividend expense on securities sold short	13,739
Total gross expenses	205,958
Management fees waived and expenses reimbursed	(99,500)
Total net expenses	106,458
Net investment income (loss)	81,139
Net Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Foreign Currency Transactions, Forward Currency Contracts and Options
Net realized gain (loss) on:
Investments	310,251
Securities sold short	42,743
Foreign currency transactions	(503)
Forward currency contracts	7,465
Written options	1,191
Total net realized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts and options	361,147
Net change in unrealized appreciation (depreciation) on:
Investments	(67,235)
Securities sold short	(519,810)
Foreign currency translations	62
Forward currency contracts	1,625
Written options	627
Total net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency translations, forward currency contracts and options	(584,731)
Net realized and unrealized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts and options	(223,584)
Net increase (decrease) in net assets resulting from operations	$(142,445)
* Net of foreign withholding taxes of	$11

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard
	Enhanced Opportunities Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(unaudited)	December 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$81,139	$123,402
Net realized gain (loss) on investments, securities sold short, foreign currency transactions and forward currency contracts	361,147	205,536
Net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency translations, forward currency contracts and options	(584,731)	473,630
Net increase (decrease) in net assets resulting from operations	(142,445)	802,568

Distributions to shareholders (Note 2(g))
Net investment income and net realized gains
Institutional Shares	—	(90,507)
Open Shares	—	(1,247)
Net decrease in net assets resulting from distributions	—	(91,754)

Capital stock transactions
Net proceeds from sales
Institutional Shares	6,124,355	1,320,608
Open Shares	3,277,592	42,717
Net proceeds from reinvestment of distributions
Institutional Shares	—	90,507
Open Shares	—	1,247
Cost of shares redeemed
Institutional Shares	(2,117,950)	(9,075,438)
Open Shares	(3,386,679)	(33,358)
Net increase (decrease) in net assets from capital stock transactions	3,897,318	(7,653,717)
Total increase (decrease) in net assets	3,754,873	(6,942,903)
Net assets at beginning of period	9,345,650	16,288,553
Net assets at end of period	$13,100,523	$9,345,650

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

	Lazard
	Enhanced Opportunities Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(unaudited)	December 31, 2019

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	1,043,282	1,948,553
Shares sold	705,277	155,988
Shares issued to shareholders from reinvestment of distributions	—	10,308
Shares redeemed	(238,179)	(1,071,567)
Net increase (decrease)	467,098	(905,271)
Shares outstanding at end of period	1,510,380	1,043,282

Open Shares
Shares outstanding at beginning of period	13,910	12,624
Shares sold	392,688	4,922
Shares issued to shareholders from reinvestment of distributions	—	142
Shares redeemed	(393,844)	(3,778)
Net increase (decrease)	(1,156)	1,286
Shares outstanding at end of period	12,754	13,910

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

The Lazard Funds, Inc. Financial Highlights

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Institutional Shares
Net asset value, beginning of period	$8.84	$8.31	$8.67	$9.16	$8.89	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.10	0.06	0.11 ^	0.05	(0.02)
Net realized and unrealized gain (loss)	(0.31)	0.52	(0.20)	0.40	0.35	(0.21)
Total from investment operations	(0.24)	0.62	(0.14)	0.51	0.40	(0.23)
Less distributions from:
Net investment income	—	—	(0.10)	(0.17)	(0.08)	(0.14)
Net realized gains	—	(0.09)	(0.12)	(0.83)	(0.05)	(0.35)
Return of capital	—	—	—	—	—	(0.39)
Total distributions	—	(0.09)	(0.22)	(1.00)	(0.13)	(0.88)
Net asset value, end of period	$8.60	$8.84	$8.31	$8.67	$9.16	$8.89
Total Return (b)	–2.71%	7.44%	–1.66%	5.56%^	4.50%	–2.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,991	$9,223	$16,184	$15,206	$14,077	$4,823
Ratios to average net assets (c):
Net expenses	2.23%	2.71%	2.36%	2.78%^	1.79%	1.70%
Gross expenses	4.36%	5.52%	3.80%	5.02%^	3.60%	13.45%
Gross expenses, excluding expenses on securities sold short	3.38%	4.06%	2.71%	3.45%	3.51%	13.45%
Net investment income (loss)	1.73%	1.19%	0.73%	1.20%	0.57%	–0.22%
Portfolio turnover rate:
Excluding securities sold short	95%	272%	312%	210%	247%	639%
Including securities sold short	152%	354%	409%	310%	340%	NA %

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Open Shares
Net asset value, beginning of period	$8.82	$8.30	$8.65	$9.15	$8.89	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.10	0.04	0.10 ^	0.04	(0.05)
Net realized and unrealized gain (loss)	(0.33)	0.51	(0.19)	0.37	0.33	(0.21)
Total from investment operations	(0.26)	0.61	(0.15)	0.47	0.37	(0.26)
Less distributions from:
Net investment income	—	—	(0.08)	(0.14)	(0.06)	(0.11)
Net realized gains	—	(0.09)	(0.12)	(0.83)	(0.05)	(0.35)
Return of capital	—	—	—	—	—	(0.39)
Total distributions	—	(0.09)	(0.20)	(0.97)	(0.11)	(0.85)
Net asset value, end of period	$8.56	$8.82	$8.30	$8.65	$9.15	$8.89
Total Return (b)	–2.95%	7.33%	–1.80%	5.16%^	4.13%	–2.57%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109	$123	$105	$117	$112	$110
Ratios to average net assets (c):
Net expenses	2.54%	2.83%	2.60%	3.01%^	2.07%	1.95%
Gross expenses	4.43%	13.76%	14.49%	16.40%^	15.58%	26.46%
Gross expenses, excluding expenses on securities sold short	3.32%	12.30%	13.40%	14.85%	15.46%	26.46%
Net investment income (loss)	1.57%	1.10%	0.48%	1.06%	0.45%	-0.46%
Portfolio turnover rate:
Excluding securities sold short	95%	272%	312%	210%	247%	639%
Including securities sold short	152%	354%	409%	310%	340%	NA %

†	Unaudited.
^	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.04 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.49%, decreased the gross expense and net expense ratios by 0.44% and increased the net investment income (loss) ratio by 0.44%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2020 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2020, the Fund was comprised of thirty no-load portfolios (each referred to as a “Portfolio”).This report includes only the financial statements of the Enhanced Opportunities Portfolio. The financial statements of the other twenty-nine Portfolios are presented separately.

The Portfolio is operated as a ”non-diversified” fund, as defined in the 1940 Act.

The Portfolio currently offers Institutional Shares and Open Shares. Each share class is identical except as to minimum investment requirements; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolio’s Prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for domestic equity securities) or the closing price (for foreign equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a foreign equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Exchange-traded

Semi-Annual Report   33

futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Swap agreements, such as credit default, interest rate and total return swap agreements, generally are valued by an independent pricing service. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of the Portfolio is calculated.

The Valuation Committee of the Investment Manager, which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Portfolio’s NAV is calculated, or when current market quotations otherwise

34   Semi-Annual Report

are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts (“ADRs”) or futures contracts. Non-US securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of the Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Portfolio. Interest income, if any, is accrued daily. The Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

The Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

Semi-Annual Report   35

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolio does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolio’s accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service. Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

36   Semi-Annual Report

During the period ended June 30, 2020, the Portfolio traded in forward currency contracts.

(d) Options Transactions—For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options. Such options may be traded on US or non-US securities exchanges or on over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio will not benefit from exercise of an option should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities and other assets.

The risk involved in writing an option is that the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written.

During the period ended June 30, 2020, the Portfolio traded in options.

(e) Short Sales—A short sale is a transaction in which the Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the coun-

Semi-Annual Report   37

terparty by way of purchase or delivery of a long position owned). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio.The Portfolio designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2020, pursuant to short sale arrangements, the Portfolio has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolio under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Portfolio and State Street. At June 30, 2020, the portfolio had pledged $14,582,531 of long securities as collateral under such arrangements.

For the period ended June 30, 2020, proceeds from securities sold short and purchases to cover short positions for the Portfolio were $10,480,555 and $16,340,346, respectively.

(f) Federal Income Taxes—The Fund’s policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2019, the Portfolio had unused realized capital loss carryovers which, for federal income tax purposes, could be

38   Semi-Annual Report

used to offset future realized capital gains with no expiration date as follows:

Short-Term	Long-Term

$9,319	$96,863

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2019, the Portfolio had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Enhanced Opportunities	$13,713,839	$1,237,031	$1,938,004	$(700,973)

Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. The Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(g) Dividends and Distributions—Dividends from net investment income, if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio, if not distributed. The Portfolio intends to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Semi-Annual Report   39

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, passive foreign investment company gains and losses, 305c deemed dividends, wash sales, distribution re-designations, certain expenses and straddles. The book/tax differences relating to shareholder distributions resulted in reclassifications among capital accounts.

(h) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. The Portfolio accrues distribution and service (12b-1) fees to Open Shares. The Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(i) Redemption Fee—Until August 15, 2016, the Portfolio imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolio and are included as paid in capital on the Statement of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(j) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases

40   Semi-Annual Report

and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(k) Net Asset Value—NAV per share for each class of the Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolio, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides the Portfolio with investment research, advice and supervision and furnishes continuously an investment program for the Portfolio consistent with its investment objective and policies, including the purchase, retention and disposition of securities, and provides the Portfolio with administrative, operational and compliance assistance services. For its services provided to the Portfolio, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by the Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Enhanced Opportunities	0.95%

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse the Portfolio until May 1, 2021 if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims, and extraordinary expenses, on behalf of the Portfolio, exceed the percentages of the value of the Portfolio’s average

Semi-Annual Report   41

daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares

Enhanced Opportunities	1.25%	1.50%

During the period ended June 30, 2020, the Investment Manager waived its management fees and reimbursed the following Portfolio for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Enhanced Opportunities	$41,341	$51,258	$3,206	$3,695

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street provides the Fund with custody and certain fund administration and accounting services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of the Portfolio.The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for distribution and servicing of accounts. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals for providing these services.

DST is the Fund’s transfer and dividend disbursing agent.

42   Semi-Annual Report

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2020, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $237,000, (2) an additional annual fee of $33,700 to the lead Independent Director, and (3) an additional annual fee of $23,500 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors also are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees are allocated among the funds in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated based upon each active portfolio’s proportionate share of combined net assets. The Statement of Operations shows the Independent Directors’ fees and expenses paid by the Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the period ended June 30, 2020 were as follows:

Portfolio	Purchases	Sales
Enhanced Opportunities	$21,724,243	$12,420,248

For the period ended June 30, 2020, the Portfolio did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At June 30, 2020, the Investment Manager owned 42.32% of the outstanding shares of the Portfolio.

Semi-Annual Report   43

6. Line of Credit

The Fund has a $100 million Line of Credit Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the higher of the Federal Funds rate or One-Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2020, the Portfolio had no borrowings under the Agreement.

Management believes that the fair value of the liabilities under the line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with LIBOR. The Portfolio’s outstanding balance on the line of credit, if any, would be categorized as Level 2.

7. Investment Risks

(a) Non-US Securities Risk—The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(b) Convertible Securities Risk— The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

44   Semi-Annual Report

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

(d) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. During periods of reduced market liquidity, the Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of the Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk, and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

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The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher-rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the por-

46   Semi-Annual Report

tion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(e) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

•	Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

•	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US Government securities. Illiquid securities involve the risk that the securities will

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not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation, and service interruption due to environmental, operational or other mishaps.

(f) Short Position Risk—Short sales or positions may involve substantial risks. If a short position appreciates in value during a period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, the Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security.

Short sales of securities also may involve additional transaction-related costs such as those in connection with borrowing the securities sold short.

There is a risk that the Portfolio may be unable to fully implement its investment strategies due to a lack of available securities to borrow to effect short sales or for some other reason.

When seeking to effect short sales of securities, the Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. In addition, the

48   Semi-Annual Report

Portfolio may not always be able to close out a short sale position at a particular time or at an acceptable price. If the lender of a borrowed security requires the Portfolio to return the security to it on short notice, and the Portfolio is unable to borrow the security from another lender, the Portfolio may have to buy the borrowed security at an unfavorable price, resulting in a loss. In addition, there is a risk that the collateral pledged to the Portfolio’s custodian to secure securities borrowings in connection with short sales of securities may not be returned to the Portfolio or may not be returned in a timely manner.

It is possible that the market value of the securities the Portfolio holds in long positions will decline at the same time that the market value of the securities to which the Portfolio has short exposure increases, thereby increasing the Portfolio’s potential volatility.

(g) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, over-the-counter options on securities (including options on ETFs), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related security, interest rate, index, commodity, currency or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses

Semi-Annual Report   49

averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(h) Cybersecurity Risk—The Portfolio and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Portfolio’s ability to calculate its NAV; impediments to trading for the Portfolio’s portfolio managers; the inability of Portfolio shareholders to transact business with the Portfolio; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests, counterparties with which the Portfolio engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(i) High Portfolio Turnover Risk—The Portfolio’s investment strategies may involve high portfolio turnover (such as 100% or more).

50   Semi-Annual Report

A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

(j) Investment Companies and ETF Risk—Any investments in other investment companies and ETFs are subject to the risks of the investments of the investment companies and ETFs, as well as to the general risks of investing in investment companies and ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any other investment companies and ETFs in which the Portfolio invests.

(k) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as

Semi-Annual Report   51

the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact Portfolios and their investments.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. The Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that the Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

52   Semi-Annual Report

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolio’s assets and liabilities by each fair value hierarchy level as of June 30, 2020:

	Unadjusted
	Quoted Prices in
	Active Markets	Significant
	for Identical	Other	Significant
	Assets	Observable	Unobservable
	and Liabilities	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2020

Enhanced Opportunities Portfolio
Assets:
Common Stocks*	$18,705	$2,857	$—	$21,562
Preferred Stocks*	77,938	—	—	77,938
Convertible Corporate Bonds*	—	18,833,260	—	18,833,260
Purchased Options	1,904	—	—	1,904
Short-Term Investments	3,913,016	—	—	3,913,016
Total	$4,011,563	$18,836,117	$—	$22,847,680
Liabilities:
Securities Sold Short
Common Stocks*	$(9,494,802)	$—	$—	$(9,494,802)
Exchange-Traded Fund	(337,824)	—	—	(337,824)
Other Financial Instruments†
Forward Currency Contracts	—	(189)	—	(189)
Written Options	(1,999)	—	—	(1,999)
Total	$(9,834,625)	$(189)	$—	$(9,834,814)

*	Please refer to Portfolio of Investments and Notes to Portfolio of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Semi-Annual Report   53

10. Derivative Instruments

The Portfolio may use derivative instruments, including forward currency contracts, to gain exposure to the local currency and interest rates of emerging markets or to hedge certain types of currency exposure.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

The Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

During the period ended June 30, 2020, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts sold	$200,000

The Portfolio also traded in forward currency contracts purchase having an average monthly notional exposure of less than $50,000.

The Portfolio also purchased options having an average monthly notional exposure of less than $50,000.

The Portfolio also traded in written options having an average monthly notional exposure of less than $50,000.

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020:

Assets – Derivative Financial Instruments		Total
Options purchased	Investments in securities, at fair value	$1,904

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$189
Options written	Written options, at fair value	1,999
Total		$2,188

54   Semi-Annual Report

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020 was:

		Foreign
		Currency
	Equity	Exchange
Net Realized Gain (Loss) from:	Contracts	Contracts	Total
Forward currency contracts	$—	$7,465	$7,465
Options purchased	(5,007)	—	(5,007)
Options written	1,191	—	1,191
Total	$(3,816)	$7,465	$3,649

		Foreign
		Currency
	Equity	Exchange
Net Change in Unrealized Appreciation (Depreciation) on:	Contracts	Contracts	Total
Forward currency contracts	$—	$1,625	$1,625
Options purchased	(270)	—	(270)
Options written	627	—	627
Total	$357	$1,625	$1,982

As of June 30, 2020, the Portfolio held derivative instruments that are eligible for offset in the Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the Portfolio is presented in the below table, as of June 30, 2020:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$189	$—	$189

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
State Street Bank and Trust Co.	$189	$—	$—	$189

Semi-Annual Report   55

11. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update (ASU) No. 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

12. Subsequent Events

Management has evaluated subsequent events affecting the Portfolio through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

56   Semi-Annual Report

The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of the Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on June 2, 2020 and June 16, 2020, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolio, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 16, 2020 meeting, additional information requested by the Independent Directors at the June 2, 2020 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex

Semi-Annual Report   57

of 35 active funds comprised approximately $22 billion of the approximately $193 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2020).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolio; and Portfolio asset flows and decline in assets. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $22 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for the Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, the Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

58   Semi-Annual Report

•	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for expense comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Expense Peer Group”1); and

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fee and net expense ratio of the Portfolio were below the medians of those of the Expense Peer Group funds. The Board considered that the Investment Manager continues to voluntarily enter into an expense limitation agreement for the Portfolio, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing expenses.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to the Portfolio in terms of investment objectives, strategies and policies (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolio. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the

[1]	The Strategic Insight materials outlined the process for constructing the Expense Peer Group, as well the Expense Category, Performance Peer Group and Performance Category (all as defined herein). Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Expense Peer Group, Expense Category, Performance Peer Group and Performance Category, including how the methodologies could affect the results of the comparisons.

Semi-Annual Report   59

significant differences in services provided, to evaluate the advisory fees of the Portfolio.

Strategic Insight Performance Comparisons. The Board reviewed information prepared by Strategic Insight including, among other information, the Portfolio’s performance for the one-, three- and five-year periods ended March 31, 2020 compared to performance for the same time periods of:

•	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for performance comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Performance Peer Group”);

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

•	the Portfolio’s benchmark index.

When evaluating the performance of the Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager with regard to any relative underperformance or if the Portfolio were otherwise not performing in accordance with expectations, as well as if the Board requested any additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for the Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2019 and the Investment Manager’s cost allocation methodology to compute an estimate of the Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any signif-

60   Semi-Annual Report

icant benefits from the Investment Manager acting as investment manager to the Portfolio. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolio’s Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to the Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for the Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to the Portfolio’s management fee schedule as the Portfolio’s assets increase or by instituting management fees at inception that account for future scale. As the assets of the Portfolio had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel

Semi-Annual Report   61

and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $193 billion global asset management business.

•	The Board concluded that the Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for the Portfolio, concluded that the investment performance of the Portfolio was acceptable.

•	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolio increase and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolio in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as applicable to the Portfolio; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for the Portfolio. In deciding whether to vote to approve the Management Agreement for the Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

62   Semi-Annual Report

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Portfolio’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Portfolio does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4 and in the LRMP, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Portfolio would have invested more than 15% of its net assets in illiquid investments (or such lower percentage that may have been adopted by a Portfolio); and (5) if the Portfolios reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Portfolios will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities

Semi-Annual Report   63

required by the LRMP to a Liquidity Committee comprised of various Fund officers and groups within the Investment Manager (the “Liquidity Committee”), and the Liquidity Committee seeks assistance from and works together with other groups within the Investment Manager in effectuating the requirements of the LRMP as necessary. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in June 2020 (the “Annual Report”).

The Annual Report states that the Investment Manager, as the Program Administrator, acting primarily through the Liquidity Committee, has assessed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. The Program Administrator and the Liquidity Committee initially determined that each Portfolio primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Portfolio needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Portfolio has breached its limit on illiquid investments.

64   Semi-Annual Report

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

https://www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036-8299

http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.

LZDPS031

Lazard Funds

Semi-Annual Report

June 30, 2020

Equity Funds
Lazard Developing Markets Equity Portfolio	Lazard International Equity Portfolio
Lazard Emerging Markets Core Equity Portfolio	Lazard International Equity Select Portfolio
Lazard Emerging Markets Equity Advantage	Lazard International Equity Value Portfolio
Portfolio	Lazard International Quality Growth Portfolio
Lazard Emerging Markets Equity Blend Portfolio	Lazard International Small Cap Equity Portfolio
Lazard Emerging Markets Equity Portfolio	Lazard International Strategic Equity Portfolio
Lazard Equity Franchise Portfolio	Lazard Managed Equity Volatility Portfolio
Lazard Global Equity Select Portfolio	Lazard US Equity Concentrated Portfolio
Lazard Global Listed Infrastructure Portfolio	Lazard US Equity Focus Portfolio
Lazard Global Strategic Equity Portfolio	Lazard US Small-Mid Cap Equity Portfolio
Lazard International Equity Advantage Portfolio	Lazard US Sustainable Equity Portfolio
Lazard International Equity Concentrated Portfolio

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing up for paperless delivery at www.icsdelivery.com/lazardassetmanagement. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure and visiting www.fundreports.com. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)
4	Performance Overviews (unaudited)
22	Information About Your Portfolio’s Expenses (unaudited)
30	Portfolio Holdings (unaudited)
33	Portfolios of Investments (unaudited)
33	Lazard Developing Markets Equity Portfolio
37	Lazard Emerging Markets Core Equity Portfolio
41	Lazard Emerging Markets Equity Advantage Portfolio
49	Lazard Emerging Markets Equity Blend Portfolio
55	Lazard Emerging Markets Equity Portfolio
59	Lazard Equity Franchise Portfolio
61	Lazard Global Equity Select Portfolio
65	Lazard Global Listed Infrastructure Portfolio
68	Lazard Global Strategic Equity Portfolio
72	Lazard International Equity Advantage Portfolio
79	Lazard International Equity Concentrated Portfolio
82	Lazard International Equity Portfolio
86	Lazard International Equity Select Portfolio
90	Lazard International Equity Value Portfolio
93	Lazard International Quality Growth Portfolio
96	Lazard International Small Cap Equity Portfolio
101	Lazard International Strategic Equity Portfolio
105	Lazard Managed Equity Volatility Portfolio
111	Lazard US Equity Concentrated Portfolio
114	Lazard US Equity Focus Portfolio
117	Lazard US Small-Mid Cap Equity Portfolio
122	Lazard US Sustainable Equity Portfolio
125	Notes to Portfolios of Investments (unaudited)
136	Statements of Assets and Liabilities (unaudited)
144	Statements of Operations (unaudited)
152	Statements of Changes in Net Assets (unaudited)
183	Financial Highlights (unaudited)
234	Notes to Financial Statements
276	Other Information (unaudited)

Please consider a Portfolio’s investment objectives, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or each Portfolio’s summary prospectus carefully before you invest. The prospectus and each Portfolio’s summary prospectus contain the investment objectives, risks, charges, expenses and other information about each Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

The global spread of COVID-19 created significant market volatility and caused an unprecedented collapse across global equity markets at the start of 2020. The pandemic led to worldwide lockdowns, which led to drastic unemployment, a wave of small businesses closures, and a significant decline in economic growth. However, an extremely aggressive monetary and fiscal response, as well as a slowdown in the spread of COVID-19 in many of the early hotspots, led to one of the sharpest rallies ever for global stocks during the second quarter.

US unemployment rose from a 50-year low to an 80-year high in just two months. While the economic weakness was extraordinary, the policy response was both dramatic and timely. The Federal Reserve, the US central bank, slashed rates to zero and announced unlimited quantitative easing within weeks of the crisis. The central bank subsequently announced almost $3 trillion in liquidity facilities for companies and municipalities. Credit markets responded, turning highly accommodative for a wide variety of companies, and debt issuance reached record highs. The federal government also delivered with a fiscal package more than double the size of the response to the 2008 global financial crisis.

COVID-19 exacerbated existing price dislocations not only in emerging markets compared to other markets, but in high-quality businesses trading at lower valuations. The course of the pandemic and related government actions, trade developments, and the US election will have a great deal of influence in how the region’s equities end the year.

In Europe, economic data suggested that the European Union and United Kingdom were mired in deep recessions. As in the United States, however, stimulus proved to be a potent salve. European equity markets calmed after the volatile first quarter as individual countries and the European Central Bank put forward an aggressive and globally coordinated monetary and fiscal response.

2   Semi-Annual Report

As economies across the world reopen, the shape of a potential recovery remains an open question. After all, there is little historical precedent for the global economy shutting down and then attempting to restart itself.

The performance dispersion between value and growth stocks has been at all-time highs, but we believe the differential will adjust. More than ever, we are confident that fundamental analysis and stock selection will be crucial drivers for performance. We feel privileged to handle your investment needs and value your continued confidence in our investment management capabilities. We continue to strive for the long-term patterns of performance that are consistent with your expectations.

Sincerely,

Lazard Asset Management LLC

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The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Developing Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Developing Markets Equity Portfolio and MSCI Emerging Markets® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten
	Year	Years	Years
Institutional Shares**	–2.57%	4.63%	2.51%
Open Shares**	–2.82%	4.26%	2.17%
MSCI Emerging Markets Index	–3.39%	2.86%	3.27%

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Lazard Emerging Markets Core Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Core Equity Portfolio and MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	–7.83%	0.98%	1.04%
Open Shares**	–8.12%	0.63%	0.67%
R6 Shares**	–7.82%	N/A	–6.77%
MSCI Emerging Markets Index	–3.39%	2.86%	1.80% (Institutional and Open Shares)
			–4.30% (R6 Shares)
†	The inception date for the Institutional and Open Shares was October 31, 2013 and for the R6 Shares was April 6, 2018.

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Lazard Emerging Markets Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Advantage Portfolio and MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	–3.24%	3.70%	3.03%
Open Shares**	–3.52%	3.39%	2.73%
MSCI Emerging Markets Index	–3.39%	2.86%	2.28%
†	The inception date for the Portfolio was May 29, 2015.

Lazard Emerging Markets Equity Blend Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Blend Portfolio and MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	–4.92%	2.60%	2.06%
Open Shares**	–5.03%	2.36%	1.78%
MSCI Emerging Markets Index	–3.39%	2.86%	3.27%
†	The inception date for the Portfolio was May 28, 2010.

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Lazard Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Portfolio and MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	–15.93%	–1.10%	1.32%	5.53%
Open Shares**	–16.19%	–1.35%	1.04%	5.14%
R6 Shares**	–15.93%	–1.09%	N/A	–1.27%
MSCI Emerging Markets Index	–3.39%	2.86%	3.27%	5.10% (Institutional Shares)
				5.57% (Open Shares)
				3.14% (R6 Shares)
†	The inception date for the Institutional Shares was July 15, 1994, for the Open Shares was January 8, 1997 and for the R6 Shares was January 19, 2015.

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Lazard Equity Franchise Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Equity Franchise Portfolio and MSCI World® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Since
	Year	Inception	†
Institutional Shares**	–14.78%	–1.78%
Open Shares**	–14.93%	–2.02%
MSCI World Index	2.84%	5.50%
†	The inception date for the Portfolio was September 29, 2017.

Lazard Global Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Equity Select Portfolio and MSCI ACWI®*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	–0.16%	7.35%	6.60%
Open Shares**	–0.45%	7.03%	6.29%
MSCI ACWI	2.11%	6.46%	6.02%
†	The inception date for the Portfolio was December 31, 2013.

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Lazard Global Listed Infrastructure Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Listed Infrastructure Portfolio, MSCI World Core Infrastructure (USD Hedged) Index and MSCI World Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten
	Year	Years	Years
Institutional Shares**	–1.17%	8.72%	12.17%
Open Shares**	–1.50%	8.45%	11.83%
MSCI World Core Infrastructure (USD Hedged) Index	–2.45%	7.82%	10.64%
MSCI World Index	3.29%	7.16%	10.43%

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Lazard Global Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Strategic Equity Portfolio and MSCI ACWI*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	5.49%	6.80%	5.69%
Open Shares**	4.69%	6.44%	5.33%
MSCI ACWI	2.11%	6.46%	5.46%
†	The inception date for the Portfolio was August 29, 2014.

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Lazard International Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Advantage Portfolio and MSCI EAFE® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	–7.38%	0.42%	–0.05%
Open Shares**	–7.66%	0.12%	–0.34%
MSCI EAFE Index	–5.13%	2.05%	1.44%
†	The inception date for the Portfolio was May 29, 2015.

Lazard International Equity Concentrated Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Concentrated Portfolio and MSCI ACWI ex-US*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	–12.90%	–0.88%	–1.18%
Open Shares**	–13.05%	–1.14%	–1.43%
MSCI ACWI ex-US	–4.80%	2.26%	1.07%
†	The inception date for the Portfolio was August 29, 2014.

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Lazard International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Portfolio and MSCI EAFE Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	–7.81%	0.39%	5.92%	5.36%
Open Shares**	–8.01%	0.13%	5.63%	4.14%
R6 Shares**	–7.75%	0.40%	N/A	0.73%
MSCI EAFE Index	–5.13%	2.05%	5.73%	4.87% (Institutional Shares)
				4.38% (Open Shares)
				2.05% (R6 Shares)
†	The inception date for the Institutional Shares was October 29, 1991, for the Open Shares was January 23, 1997 and for the R6 Shares was April 1, 2015.

12   Semi-Annual Report

Lazard International Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Select Portfolio, MSCI ACWI ex-US and MSCI EAFE/ACWI ex-US Linked Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten
	Year	Years	Years
Institutional Shares**	–8.12%	1.15%	5.47%
Open Shares**	–8.38%	0.83%	5.12%
MSCI ACWI ex-US	–4.80%	2.26%	4.97%
MSCI EAFE/ACWI ex-US Linked Index	–4.80%	2.26%	4.97%

Lazard International Equity Value Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Value Portfolio and MSCI EAFE Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Since
	Year	Inception	†
Institutional Shares**	–19.12%	–12.29%
Open Shares**	–19.27%	–12.51%
MSCI EAFE Index	–5.13%	1.67%

†	The inception date for the Portfolio was October 31, 2018.

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Lazard International Quality Growth Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Quality Growth Portfolio and MSCI ACWI ex-US*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Since
	Year	Inception	†
Institutional Shares**	4.54%	16.56%
Open Shares**	4.29%	16.18%
MSCI ACWI ex-US	–4.80%	5.36%
† The inception date for the Portfolio was December 31, 2018.

Lazard International Small Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Small Cap Equity Portfolio and MSCI EAFE Small Cap® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten
	Year	Years	Years
Institutional Shares**	–0.31%	1.93%	7.88%
Open Shares**	–0.58%	1.66%	7.57%
MSCI EAFE Small Cap Index	–3.52%	3.81%	8.02%

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Lazard International Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Strategic Equity Portfolio and MSCI EAFE Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	–6.89%	1.58%	7.32%	5.37%
Open Shares**	–7.13%	1.31%	7.04%	4.15%
R6 Shares**	–6.88%	1.57%	N/A	2.58%
MSCI EAFE Index	–5.13%	2.05%	5.73%	3.69% (Institutional Shares)
				2.83% (Open Shares)
				3.24% (R6 Shares)

†	The inception date for the Institutional Shares was October 31, 2005, for the Open Shares was February 3, 2006 and for the R6 Shares was January 19, 2015.

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Lazard Managed Equity Volatility Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Managed Equity Volatility Portfolio and MSCI World Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten
	Year	Years	Years
Institutional Shares**	–8.04%	4.52%	4.13%
Open Shares**	–8.32%	4.20%	3.82%
MSCI World Index	2.84%	6.90%	6.29%

†	The inception date for the Portfolio was May 29, 2015.

16   Semi-Annual Report

Lazard US Equity Concentrated Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Concentrated Portfolio, S&P 500® Index and Russell 1000 Value/S&P 500 Linked Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	0.31%	7.94%	12.62%	7.92%
Open Shares**	0.03%	7.65%	12.27%	7.60%
R6 Shares**	0.30%	N/A	N/A	8.10%
S&P 500 Index	7.51%	10.73%	13.99%	8.73%
Russell 1000 Index/S&P 500 Linked Index	7.51%	10.73%	13.44%	8.04% (Institutional and Open Shares) N/A (R6 Shares)

†	The inception date for the Institutional and Open Shares was September 30, 2005 and for the R6 Shares was November 15, 2016.

Semi-Annual Report   17

Lazard US Equity Focus Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Select Portfolio and S&P 500 Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	5.97%	8.53%	12.38%	7.33%
Open Shares**	5.73%	8.21%	12.05%	7.02%
R6 Shares**	5.96%	8.55%	N/A	8.95%
S&P 500 Index	7.51%	10.73%	13.99%	8.46% (Institutional and Open Shares)
				10.70% (R6 Shares)

†	The inception date for the Institutional and Open Shares was December 30, 2004 and for the R6 Shares was May 19, 2014.

18   Semi-Annual Report

Lazard US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Small-Mid Cap Equity Portfolio and Russell 2500® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	-11.06%	2.76%	9.32%	9.84%
Open Shares**	-11.42%	2.44%	8.97%	7.29%
R6 Shares**	N/A	N/A	N/A	-16.81%
Russell 2500 Index	-4.70%	5.41%	11.46%	10.20% (Institutional Shares)
				8.72% (Open Shares)
				–10.98% (R6 Shares)

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”) or DST Asset Manager Solutions, Inc., the Fund’s transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to reimbursed custodian out-of-pocket expenses (Note 3 in the Notes to Financial Statements) for Lazard International Small Cap Equity and Lazard US Small-Mid Cap Equity Portfolios and settlement proceeds received from class action lawsuits by the Lazard International Equity, Lazard International Small Cap Equity Portfolios, as well as by the Lazard Developing Markets Equity Portfolio. For the Lazard Developing Markets Equity Portfolio, these proceeds impacted the total return of Open Shares but did not impact that of Institutional Shares; amounts may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio

Semi-Annual Report   19

will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 26 emerging markets country indices.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The MSCI ACWI is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 49 country indices comprising 23 developed and 26 emerging markets country indices.

The MSCI World Core Infrastructure” (USD Hedged)” Index (the “Infrastructure Index”) captures large and mid-cap securities across the 23 developed market countries. The Infrastructure Index is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. Note that Lazard Infrastructure invests in a range of companies globally, not specifically developed markets countries.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The MSCI ACWI ex-US is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The MSCI ACWI ex-US consists of 48 country indices comprising 22 developed and 26 emerging markets country indices.

The MSCI EAFE/ACWI ex-US Linked Index is an unmanaged index created by the Investment Manager, which links the performance of the MSCI EAFE Index for all periods through June 30, 2010 (when Lazard International Equity Select Portfolio’s benchmark index changed) and the MSCI ACWI ex-US for all periods thereafter.

The MSCI EAFE Small Cap Index targets all companies with market capitalizations below that of the companies in the MSCI EAFE Index and up to 99% coverage of the free-float-adjusted market capitalization in each market (subject to minimum investability criteria and a universal minimum size range). The MSCI EAFE Small Cap Index consists of 21 developed markets country indices.

The S&P 500 Index is a market capitalization-weighted index of 500 companies in leading industries of the US economy.

The Russell 1000 Value/S&P 500 Linked Index is an unmanaged index created by the Investment Manager, which links the performance of the Russell 1000® Value Index

20   Semi-Annual Report

for all periods through May 30, 2012 (when Lazard US Equity Concentrated Portfolio’s investment strategy changed) and the S&P 500 Index for all periods thereafter.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the large-cap segment of the US equity universe. It includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

The Russell 2500 Index measures the performance of the small-to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

**	The performance of Institutional Shares, Open Shares and R6 Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

Semi-Annual Report   21

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2020 through June 30, 2020 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

22   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

Developing Markets Equity
Institutional Shares
Actual	$1,000.00	$888.00	$5.54	1.18%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$5.92	1.18%
Open Shares
Actual	$1,000.00	$886.30	$7.00	1.49%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.44	$7.48	1.49%

Emerging Markets Core Equity
Institutional Shares
Actual	$1,000.00	$851.60	$5.57	1.21%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.07	1.21%
Open Shares
Actual	$1,000.00	$850.30	$6.91	1.50%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.39	$7.53	1.50%
R6 Shares
Actual	$1,000.00	$851.70	$5.48	1.19%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$5.97	1.19%

Emerging Markets Equity Advantage
Institutional Shares
Actual	$1,000.00	$898.70	$5.19	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Open Shares
Actual	$1,000.00	$897.90	$6.38	1.35%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.78	1.35%

Semi-Annual Report   23

Portfolio	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

Emerging Markets Equity Blend
Institutional Shares
Actual	$1,000.00	$879.30	$5.84	1.25%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.27	1.25%
Open Shares
Actual	$1,000.00	$878.20	$7.00	1.50%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$7.51	1.50%

Emerging Markets Equity
Institutional Shares
Actual	$1,000.00	$786.30	$4.89	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Open Shares
Actual	$1,000.00	$785.10	$6.00	1.35%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.78	1.35%
R6 Shares
Actual	$1,000.00	$786.70	$4.89	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52	1.10%

Equity Franchise
Institutional Shares
Actual	$1,000.00	$790.60	$4.23	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Open Shares
Actual	$1,000.00	$789.60	$5.33	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.91	$6.01	1.20%

24   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

Global Equity Select
Institutional Shares
Actual	$1,000.00	$946.40	$4.36	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Open Shares
Actual	$1,000.00	$945.10	$5.58	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.12	$5.79	1.15%

Global Listed Infrastructure
Institutional Shares
Actual	$1,000.00	$924.60	$4.55	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Open Shares
Actual	$1,000.00	$923.30	$5.75	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.88	$6.04	1.20%

Global Strategic Equity
Institutional Shares
Actual	$1,000.00	$970.90	$4.90	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.02	1.00%
Open Shares
Actual	$1,000.00	$965.90	$6.10	1.25%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.66	$6.26	1.25%

International Equity Advantage
Institutional Shares
Actual	$1,000.00	$879.90	$4.21	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Open Shares
Actual	$1,000.00	$878.90	$5.37	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77	1.15%

Semi-Annual Report   25

Portfolio	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

International Equity Concentrated
Institutional Shares
Actual	$1,000.00	$818.40	$4.30	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Open Shares
Actual	$1,000.00	$817.80	$5.41	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.91	$6.01	1.20%

International Equity
Institutional Shares
Actual	$1,000.00	$879.10	$3.88	0.83%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.17	0.83%
Open Shares
Actual	$1,000.00	$877.90	$5.03	1.08%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.41	1.08%
R6 Shares
Actual	$1,000.00	$879.40	$3.79	0.81%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.07	0.81%

International Equity Select
Institutional Shares
Actual	$1,000.00	$879.10	$4.20	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Open Shares
Actual	$1,000.00	$877.80	$5.37	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77	1.15%

26   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

International Equity Value
Institutional Shares
Actual	$1,000.00	$769.80	$4.18	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Open Shares
Actual	$1,000.00	$768.80	$5.40	1.23%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.17	1.23%

International Quality Growth
Institutional Shares
Actual	$1,000.00	$966.90	$4.16	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Open Shares
Actual	$1,000.00	$965.20	$5.36	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.41	$5.51	1.10%

International Small Cap Equity
Institutional Shares
Actual	$1,000.00	$904.00	$5.44	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77	1.15%
Open Shares
Actual	$1,000.00	$902.40	$6.63	1.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.03	1.40%

Semi-Annual Report   27

Portfolio	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

International Strategic Equity
Institutional Shares
Actual	$1,000.00	$884.30	$3.79	0.81%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.07	0.81%
Open Shares
Actual	$1,000.00	$883.40	$4.97	1.06%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.58	$5.33	1.06%
R6 Shares
Actual	$1,000.00	$885.00	$3.80	0.81%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.07	0.81%

Managed Equity Volatility
Institutional Shares
Actual	$1,000.00	$868.90	$3.49	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Open Shares
Actual	$1,000.00	$868.00	$4.64	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.02	1.00%

US Equity Concentrated
Institutional Shares
Actual	$1,000.00	$926.40	$3.59	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Open Shares
Actual	$1,000.00	$924.60	$4.82	1.01%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.06	1.01%
R6 Shares
Actual	$1,000.00	$926.00	$3.59	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77	0.75%

28   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

US Equity Focus
Institutional Shares
Actual	$1,000.00	$954.30	$3.40	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52	0.70%
Open Shares
Actual	$1,000.00	$953.70	$4.62	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.78	0.95%
R6 Shares
Actual	$1,000.00	$954.30	$3.40	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52	0.70%

US Small-Mid Cap Equity
Institutional Shares
Actual	$1,000.00	$831.40	$4.33	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Open Shares
Actual	$1,000.00	$829.90	$5.66	1.24%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.68	$6.24	1.24%
R6 Shares†
Actual	$1,000.00	$831.90	$4.07	0.93%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.46	$4.49	0.93%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
†	The inception date for the R6 shares was January 8, 2020.

Semi-Annual Report   29

The Lazard Funds, Inc.

Portfolio Holdings Presented by Asset Class/Sector June 30, 2020 (unaudited)

			Lazard
	Lazard	Lazard	Emerging	Lazard
	Developing	Emerging	Markets	Emerging
	Markets	Markets Core	Equity	Markets
	Equity	Equity	Advantage	Equity Blend
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	18.4%	16.6%	15.2%	16.9%
Consumer Discretionary	15.0	17.2	15.4	9.6
Consumer Staples	2.1	6.1	6.9	5.0
Energy	4.7	6.4	4.7	5.8
Financials	17.0	19.7	16.0	21.5
Health Care	2.4	1.2	6.0	1.9
Industrials	11.0	4.6	5.1	9.5
Information Technology	21.8	18.3	20.3	20.8
Materials	5.0	6.2	5.9	4.7
Real Estate	—	1.7	1.1	0.6
Utilities	1.9	0.8	1.5	0.9
Short-Term Investments	0.7	1.2	1.9	2.8
Total Investments	100.0%	100.0%	100.0%	100.0%

	Lazard
	Emerging	Lazard	Lazard	Lazard
	Markets	Equity	Global	Global Listed
	Equity	Franchise	Equity Select	Infrastructure
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	12.0%	11.9%	7.3%	3.3%
Consumer Discretionary	5.1	14.1	10.4	—
Consumer Staples	6.6	3.5	13.8	—
Energy	9.2	—	—	—
Financials	25.2	—	14.1	—
Health Care	1.9	21.7	15.7	—
Industrials	5.1	25.6	13.6	41.2
Information Technology	21.9	16.6	19.4	—
Materials	8.9	—	2.3	—
Real Estate	0.9	—	—	—
Utilities	0.7	2.2	1.3	41.4
Short-Term Investments	2.5	4.4	2.1	14.1
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.
†	Equity sector breakdown is based upon the underlying holdings of exchange-traded funds and closed-end management investment companies held by the Portfolio.

30   Semi-Annual Report

	Lazard	Lazard	Lazard
	Global	International	International	Lazard
	Strategic	Equity	Equity	International
	Equity	Advantage	Concentrated	Equity
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	13.2%	5.9%	4.6%	10.7%
Consumer Discretionary	6.7	8.8	6.5	5.1
Consumer Staples	5.6	14.3	10.6	8.3
Energy	—	2.7	7.4	2.8
Financials	18.7	15.2	11.2	15.2
Health Care	18.6	16.1	11.4	13.1
Industrials	8.7	14.0	6.5	18.9
Information Technology	20.9	9.9	17.8	8.4
Materials	3.5	6.0	3.3	6.0
Real Estate	—	3.3	7.3	3.5
Utilities	3.5	3.1	9.4	7.0
Short-Term Investments	0.6	0.7	4.0	1.0
Total Investments	100.0%	100.0%	100.0%	100.0%

				Lazard
	Lazard	Lazard	Lazard	International
	International	International	International	Small Cap
	Equity Select	Equity Value	Quality Growth	Equity
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	12.3%	8.1%	10.3%	11.0%
Consumer Discretionary	6.9	20.0	12.7	9.7
Consumer Staples	8.9	12.5	8.2	6.4
Energy	2.0	4.0	—	1.3
Financials	15.2	16.7	18.8	10.9
Health Care	9.8	3.9	8.6	8.2
Industrials	16.9	13.7	23.4	19.0
Information Technology	10.9	4.8	13.5	14.4
Materials	5.7	8.3	2.4	1.6
Real Estate	1.3	—	—	12.7
Utilities	6.3	5.1	—	3.1
Short-Term Investments	3.8	2.9	2.1	1.7
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

Semi-Annual Report   31

	Lazard	Lazard
	International	Managed	Lazard US
	Strategic	Equity	Equity	Lazard US
	Equity	Volatility	Concentrated	Equity Focus
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	10.3%	9.2%	9.6%	8.9%
Consumer Discretionary	10.6	5.1	14.8	15.0
Consumer Staples	11.5	23.6	—	7.3
Energy	2.0	0.5	—	1.6
Financials	17.2	7.6	9.9	13.3
Health Care	12.8	20.1	13.9	18.3
Industrials	15.6	9.9	9.4	8.0
Information Technology	5.8	10.8	27.3	26.4
Materials	3.9	2.5	4.7	—
Real Estate	3.0	2.8	9.4	—
Utilities	5.6	5.8	—	—
Short-Term Investments	1.7	2.1	1.0	1.2
Total Investments	100.0%	100.0%	100.0%	100.0%

	Lazard US	Lazard US
	Small-Mid	Sustainable
	Cap Equity	Equity
Asset Class/Sector*	Portfolio	Portfolio

Equity
Communication Services	2.3%	1.5%
Consumer Discretionary	10.0	11.9
Consumer Staples	2.6	3.1
Energy	1.3	—
Financials	13.1	10.3
Health Care	15.6	25.6
Industrials	16.9	11.9
Information Technology	18.8	28.8
Materials	7.0	4.3
Real Estate	9.5	2.6
Utilities	2.9	—
Total Investments	100.0%	100.0%

*	Represents percentage of total investments.

32   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2020 (unaudited)

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 97.3%

Brazil | 6.0%
Duratex SA	367,800	$869,772
Notre Dame Intermedica Participacoes SA	119,195	1,490,677
Pagseguro Digital, Ltd., Class A (*)	37,814	1,336,347
Petroleo Brasileiro SA	506,160	2,005,801
Rumo SA (*)	722,261	2,987,008
StoneCo, Ltd., Class A (*)	29,611	1,147,723
		9,837,328
Canada | 1.5%
First Quantum Minerals, Ltd.	304,669	2,428,196

China | 34.6%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	48,925	10,553,123
Anhui Conch Cement Co., Ltd., Class H	143,000	961,820
Beijing Enterprises Water Group, Ltd.	3,152,000	1,236,013
China State Construction International Holdings, Ltd.	2,214,160	1,292,861
Chow Tai Seng Jewellery Co., Ltd., Class A	454,800	1,426,323
CNOOC, Ltd.	1,541,756	1,731,543
Minth Group, Ltd.	668,000	1,895,947
Momo, Inc. Sponsored ADR	57,148	998,947
NetEase, Inc. ADR	8,627	3,704,261
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	20,617	2,684,952
Ping An Insurance (Group) Co. of China, Ltd., Class H	274,500	2,741,447
Shenzhen Inovance Technology Co., Ltd., Class A	241,300	1,296,658
Shenzhen Sunway Communication Co., Ltd., Class A	201,200	1,510,115
Tencent Holdings, Ltd.	200,300	12,866,032
Tencent Music Entertainment Group ADR (*)	90,734	1,221,280
Trip.com Group, Ltd. ADR (*)	53,695	1,391,774
Weibo Corp. Sponsored ADR (*)	26,603	893,861
Wuliangye Yibin Co., Ltd. Class A	142,500	3,450,127
Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,151,000	1,141,893
Zhongsheng Group Holdings, Ltd.	219,000	1,221,995

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

ZTO Express Cayman, Inc. ADR	57,613	$2,114,973
		56,335,945
Colombia | 1.1%
Bancolombia SA Sponsored ADR	65,982	1,735,986

Hong Kong | 2.1%
China Gas Holdings, Ltd.	574,000	1,767,624
Techtronic Industries Co., Ltd.	167,502	1,634,104
		3,401,728
India | 8.5%
HDFC Bank, Ltd. ADR	61,309	2,787,107
ICICI Bank, Ltd. Sponsored ADR	263,247	2,445,565
Motherson Sumi Systems, Ltd.	1,174,971	1,483,995
Mphasis, Ltd.	116,656	1,358,803
Reliance Industries, Ltd.	116,272	2,627,882
Shriram Transport Finance Co., Ltd.	102,241	943,120
UPL, Ltd.	384,605	2,172,046
		13,818,518
Indonesia | 1.6%
PT Bank Rakyat Indonesia (Persero) Tbk	12,038,500	2,569,905

Macau | 1.4%
SJM Holdings, Ltd.	2,029,000	2,268,282

Mexico | 1.4%
Grupo Financiero Banorte SAB de CV, Class O (*)	669,257	2,321,267

Peru | 1.4%
Credicorp, Ltd.	16,698	2,232,022

Philippines | 2.1%
BDO Unibank, Inc.	1,088,715	2,148,045
International Container Terminal Services, Inc.	606,149	1,254,752
		3,402,797

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

Russia | 5.9%
Mail.Ru Group, Ltd. GDR (*)	140,343	$3,155,658
Novatek OAO Sponsored GDR	8,349	1,185,296
Sberbank of Russia PJSC (‡)	812,633	2,325,512
Yandex NV Class A (*)	58,587	2,930,522
		9,596,988
South Africa | 2.3%
Capitec Bank Holdings, Ltd.	42,819	2,117,905
Standard Bank Group, Ltd.	276,180	1,662,305
		3,780,210
South Korea | 11.1%
NCSoft Corp.	5,134	3,829,877
Samsung Biologics Co., Ltd. (*)	3,641	2,363,413
Samsung Electronics Co., Ltd.	192,536	8,534,953
WONIK IPS Co., Ltd. (*)	110,425	3,313,889
		18,042,132
Taiwan | 15.4%
Airtac International Group	157,000	2,769,068
ASE Technology Holding Co., Ltd.	1,113,289	2,542,548
Bizlink Holding, Inc.	396,000	2,838,841
Catcher Technology Co., Ltd.	251,670	1,889,645
Chroma ATE, Inc.	503,000	2,600,065
Hiwin Technologies Corp.	156,000	1,545,925
Largan Precision Co., Ltd.	15,860	2,188,658
MediaTek, Inc.	112,000	2,191,372
Silicon Motion Technology Corp. ADR	54,581	2,661,915
Taiwan Semiconductor Manufacturing Co., Ltd.	363,000	3,841,281
		25,069,318
United Kingdom | 0.9%
KAZ Minerals PLC	252,011	1,557,919

Total Common Stocks (Cost $139,851,993)		158,398,541

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (concluded)

Preferred Stocks | 0.9%

Brazil | 0.9%
Banco Bradesco SA ADR (Cost $2,435,480)	359,774	$1,370,739

Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $1,103,789)	1,103,789	1,103,789

Total Investments | 98.9% (Cost $143,391,262)		$160,873,069

Cash and Other Assets in Excess of Liabilities | 1.1%		1,870,783

Net Assets | 100.0%		$162,743,852

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio

Common Stocks | 98.1%

Argentina | 0.7%
MercadoLibre, Inc. (*)	1,200	$1,182,924

Brazil | 6.5%
Azul SA ADR (*)	49,586	554,372
Banco BTG Pactual SA	138,300	1,945,523
Banco do Brasil SA	351,700	2,079,247
Braskem SA A Shares	178,142	760,644
C&A Modas Ltda	447,900	849,166
CCR SA	347,830	927,444
Lojas Renner SA	92,800	713,308
Rumo SA (*)	394,500	1,631,508
Telefonica Brasil SA ADR	159,060	1,409,272
		10,870,484
Canada | 0.8%
Parex Resources, Inc. (*)	114,500	1,379,803

China | 36.6%
Alibaba Group Holding, Ltd.	49,100	1,326,817
Alibaba Group Holding, Ltd. Sponsored ADR (*)	49,662	10,712,093
Bilibili, Inc. Sponsored ADR (*)	21,845	1,011,860
Budweiser Brewing Co. APAC, Ltd.	633,700	1,841,068
China National Building Material Co., Ltd., Class H	2,680,000	2,856,747
China Overseas Land & Investment, Ltd.	616,000	1,860,230
Industrial & Commercial Bank of China, Ltd., Class H	9,665,633	5,854,490
Midea Group Co., Ltd., Class A	129,400	1,094,607
NetEase, Inc.	54,800	944,620
NetEase, Inc. ADR	4,800	2,061,024
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	29,431	3,832,799
PICC Property & Casualty Co., Ltd., Class H	1,737,770	1,429,644
Ping An Insurance (Group) Co. of China, Ltd., Class H	458,000	4,574,072
Prosus NV (*)	10,556	979,705
Shenzhou International Group Holdings, Ltd.	177,191	2,130,139

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Sinopharm Group Co., Ltd., Class H	249,200	$638,640
Tencent Holdings, Ltd.	223,000	14,324,139
Wuliangye Yibin Co., Ltd. Class A	84,800	2,053,129
Wuxi Biologics Cayman, Inc. (*)	76,000	1,392,544
		60,918,367
Colombia | 0.6%
Bancolombia SA Sponsored ADR	40,209	1,057,899

Hong Kong | 2.5%
China Gas Holdings, Ltd.	441,200	1,358,669
Techtronic Industries Co., Ltd.	281,000	2,741,360
		4,100,029
India | 9.1%
HDFC Bank, Ltd. ADR	108,989	4,954,640
Hindalco Industries, Ltd.	793,851	1,554,178
Infosys, Ltd. Sponsored ADR	206,319	1,993,041
Maruti Suzuki India, Ltd.	19,329	1,502,404
Motherson Sumi Systems, Ltd.	555,281	701,323
Reliance Industries, Ltd.	120,586	2,725,383
UPL, Ltd.	309,342	1,747,001
		15,177,970
Indonesia | 1.6%
PT Bank Mandiri (Persero) Tbk	4,363,500	1,513,282
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	54,136	1,184,495
		2,697,777
Luxembourg | 0.8%
Ternium SA Sponsored ADR (*)	86,344	1,309,838

Mexico | 2.8%
Arca Continental SAB de CV	280,245	1,228,423
Gruma SAB de CV, Class B	137,718	1,486,260
Grupo Aeroportuario del Pacifico SAB de CV ADR	11,722	841,874
Grupo Financiero Banorte SAB de CV, Class O (*)	292,600	1,014,861
		4,571,418

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Peru | 0.7%
Credicorp, Ltd.	8,945	$1,195,678

Philippines | 1.7%
Ayala Land, Inc.	1,352,400	905,390
BDO Unibank, Inc.	953,871	1,881,996
		2,787,386
Poland | 1.0%
CD Projekt SA (*)	16,268	1,622,595

Portugal | 0.8%
Galp Energia SGPS SA	106,972	1,235,689

Russia | 5.2%
LUKOIL PJSC Sponsored ADR	71,613	5,308,382
Sberbank of Russia PJSC Sponsored ADR (London) (*)	241,391	2,742,417
Sberbank of Russia PJSC Sponsored ADR (United States) (*)	53,682	608,754
		8,659,553
South Africa | 2.9%
Mondi PLC	107,512	2,008,950
Naspers, Ltd., N Shares	10,028	1,829,411
The Bidvest Group, Ltd.	117,078	957,821
		4,796,182
South Korea | 10.4%
DB Insurance Co., Ltd.	27,399	975,799
NCSoft Corp.	4,690	3,498,660
Samsung Electronics Co., Ltd.	212,586	9,423,753
SK Hynix, Inc.	46,561	3,330,807
		17,229,019
Taiwan | 10.3%
Accton Technology Corp.	156,000	1,202,852
Far EasTone Telecommunications Co., Ltd.	662,000	1,524,285
Largan Precision Co., Ltd.	15,000	2,069,980
Micro-Star International Co., Ltd.	399,000	1,450,550
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	192,038	10,901,997
		17,149,664

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (concluded)

United Kingdom | 2.1%
Unilever NV NY Shares	66,145	$3,523,544

United States | 1.0%
Yum China Holdings, Inc.	33,295	1,600,491

Total Common Stocks (Cost $148,107,563)		163,066,310

Preferred Stocks | 0.4%

Brazil | 0.4%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,253,349)	157,141	736,991

Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $2,042,293)	2,042,293	2,042,293

Total Investments | 99.7% (Cost $151,403,205)		$165,845,594

Cash and Other Assets in Excess of Liabilities | 0.3%		433,359

Net Assets | 100.0%		$166,278,953

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 98.1%

Argentina | 0.2%
Globant SA (*)	167	$25,025

Brazil | 3.4%
Ambev SA	11,200	29,122
BB Seguridade Participacoes SA	13,100	65,691
IRB Brasil Resseguros S/A	5,600	11,327
JBS SA	4,300	16,724
Minerva SA (*)	13,100	31,677
Pagseguro Digital, Ltd., Class A (*)	952	33,644
Petroleo Brasileiro SA	25,939	102,791
Totvs SA	4,600	19,582
Vale SA	10,409	107,036
YDUQS Participacoes SA	2,800	17,326
		434,920
China | 40.9%
A-Living Services Co., Ltd., Class H	3,250	16,400
Agricultural Bank of China, Ltd., Class H	89,000	35,866
Alibaba Group Holding, Ltd. Sponsored ADR (*)	4,462	962,453
Anhui Conch Cement Co., Ltd., Class H	14,000	94,164
Baidu, Inc. Sponsored ADR (*)	288	34,528
Bank of China, Ltd., Class H	99,000	36,614
Bank of Jiangsu Co., Ltd., Class A	34,400	27,498
Bank of Nanjing Co., Ltd., Class A	28,900	29,862
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	3,000	20,460
Beijing Enterprises Holdings, Ltd.	6,500	21,860
C&S Paper Co., Ltd., Class A	8,100	25,599
Changchun High & New Technology Industry Group, Inc., Class A	600	36,946
China CITIC Bank Corp., Ltd., Class H	122,000	53,249
China Construction Bank Corp., Class H	164,000	132,525
China Everbright Bank Co., Ltd., Class H	133,000	49,970
China Lesso Group Holdings, Ltd.	28,000	36,351

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

China Medical System Holdings, Ltd.	32,000	$37,732
China Merchants Bank Co., Ltd., Class H	21,500	99,024
China Minsheng Banking Corp., Ltd., Class H	293,000	201,271
China Mobile, Ltd.	16,000	108,113
China Overseas Property Holdings, Ltd.	35,000	36,993
China Pacific Insurance Group Co., Ltd., Class A	5,800	22,363
China Resources Cement Holdings, Ltd.	36,000	44,434
China Resources Land, Ltd.	10,000	37,787
China Resources Power Holdings Co., Ltd.	20,000	23,634
China Unicom Hong Kong, Ltd.	24,000	12,991
China Yuhua Education Corp., Ltd.	30,000	24,585
CNOOC, Ltd.	64,000	71,878
Country Garden Holdings Co., Ltd.	15,000	18,460
Country Garden Services Holdings Co., Ltd.	10,000	46,501
CSC Financial Co., Ltd., Class H	33,000	37,386
CSPC Pharmaceutical Group, Ltd.	38,400	72,393
ENN Energy Holdings, Ltd.	2,700	30,324
Ever Sunshine Lifestyle Services Group, Ltd.	12,000	18,576
G-bits Network Technology Xiamen Co., Ltd., Class A	300	23,266
Gansu Shangfeng Cement Co., Ltd., Class A	9,800	32,743
Geely Automobile Holdings, Ltd.	13,000	20,411
Guangzhou Wondfo Biotech Co., Ltd., Class A	3,300	48,585
Hualan Biological Engineering, Inc., Class A	3,640	25,888
Huaxin Cement Co., Ltd., Class A	6,580	22,075
Hundsun Technologies, Inc., Class A	1,820	27,739
Industrial & Commercial Bank of China, Ltd., Class H	121,000	73,290
JD.com, Inc. ADR (*)	2,652	159,597
Jiangsu Expressway Co., Ltd., Class A	46,141	63,874
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,160	28,199
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	11,300	26,949
Kweichow Moutai Co., Ltd., Class A	300	62,086
Li Ning Co., Ltd.	17,500	55,629
Longfor Group Holdings, Ltd.	3,500	16,671
Lonking Holdings, Ltd.	50,000	15,252
Luxshare Precision Industry Co., Ltd., Class A	6,629	48,186
Meituan Dianping Class B (*)	7,300	162,157

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

NanJi E-Commerce Co., Ltd., Class A	10,300	$30,820
NetEase, Inc. ADR	109	46,802
New China Life Insurance Co., Ltd. Class H	6,900	23,131
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	272	35,423
Pinduoduo, Inc. ADR (*)	541	46,439
Ping An Insurance (Group) Co. of China, Ltd., Class H	19,500	194,748
Postal Savings Bank of China Co., Ltd., Class H	69,000	39,660
Sany Heavy Industry Co., Ltd., Class A	11,200	29,730
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	700	30,271
Sinotruk Hong Kong, Ltd.	13,500	34,874
Sunny Optical Technology Group Co., Ltd.	2,800	44,684
Tencent Holdings, Ltd.	14,500	931,390
Tencent Music Entertainment Group ADR (*)	2,523	33,960
Topchoice Medical Corp., Class A (*)	2,000	47,182
Vipshop Holdings, Ltd. ADR (*)	3,444	68,570
Weichai Power Co., Ltd., Class A	8,800	17,083
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	6,500	43,043
Xiaomi Corp. Class B (*)	28,600	47,449
Yealink Network Technology Corp., Ltd., Class A	1,800	17,384
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	16,800	34,294
Zhongsheng Group Holdings, Ltd.	5,500	30,689
		5,299,013
Colombia | 0.4%
Ecopetrol SA Sponsored ADR	4,856	54,047

Greece | 0.6%
Hellenic Telecommunications Organization SA	6,065	82,612

Hong Kong | 0.5%
Shimao Property Holdings, Ltd.	8,500	36,021
Vinda International Holdings, Ltd.	8,000	28,561
		64,582

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Hungary | 0.6%
Richter Gedeon Nyrt.	3,758	$77,815

India | 5.9%
Axis Bank, Ltd. GDR	921	24,674
Dr Reddy’s Laboratories, Ltd. ADR	2,243	118,902
GAIL India, Ltd. GDR	2,606	20,680
HDFC Bank, Ltd. ADR	4,628	210,389
ICICI Bank, Ltd. Sponsored ADR	3,729	34,642
Infosys, Ltd. Sponsored ADR	15,487	149,604
Reliance Industries, Ltd. Sponsored GDR (#)	1,580	72,882
State Bank of India GDR (*)	708	16,649
Wipro, Ltd. ADR	18,574	61,480
WNS Holdings, Ltd. ADR (*)	1,030	56,629
		766,531
Indonesia | 1.7%
PT Bank Central Asia Tbk	42,300	84,357
PT Bank Mandiri (Persero) Tbk	52,000	18,034
PT Bank Rakyat Indonesia (Persero) Tbk	87,500	18,679
PT Gudang Garam Tbk	8,100	26,755
PT Indofood CBP Sukses Makmur Tbk (*)	57,300	37,516
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	1,819	39,800
		225,141
Luxembourg | 0.2%
Reinet Investments SCA	1,126	19,760

Malaysia | 2.9%
Carlsberg Brewery Malaysia Bhd	3,500	20,395
Hartalega Holdings Berhad	19,500	59,555
Kossan Rubber Industries	17,000	33,989
MISC Bhd	29,500	52,803
Nestle Malaysia Berhad	1,400	45,646
Petronas Chemicals Group Bhd	27,000	39,328
RHB Bank Bhd	21,200	23,832
Tenaga Nasional Bhd	19,000	51,611
Top Glove Corp. Berhad	12,000	45,371
		372,530

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Mexico | 3.3%
America Movil SAB de CV, Class L Sponsored ADR	8,417	$106,812
Arca Continental SAB de CV	5,900	25,862
Coca-Cola Femsa SAB de CV Sponsored ADR	1,308	57,356
Gruma SAB de CV, Class B	2,200	23,742
Grupo Aeroportuario del Centro Norte SAB de CV (*)	7,600	35,331
Grupo Mexico SAB de CV, Series B	10,400	24,176
Kimberly-Clark de Mexico SAB de CV, Series A	11,500	17,952
Qualitas Controladora SAB de CV	16,300	64,060
Wal-Mart de Mexico SAB de CV	31,800	76,302
		431,593
Philippines | 0.7%
International Container Terminal Services, Inc.	15,150	31,361
JG Summit Holdings, Inc.	15,020	19,636
Metropolitan Bank & Trust Co.	18,700	13,913
Puregold Price Club, Inc.	29,400	27,488
		92,398
Poland | 1.6%
CD Projekt SA (*)	320	31,917
Dino Polska SA (*)	770	39,020
KGHM Polska Miedz SA (*)	2,289	52,545
PLAY Communications SA	3,765	28,875
Polskie Gornictwo Naftowe i Gazownictwo SA	20,313	23,321
Powszechna Kasa Oszczednosci Bank Polski SA	5,199	30,100
		205,778
Russia | 3.8%
Gazprom PJSC Sponsored ADR	11,786	63,477
LUKOIL PJSC Sponsored ADR	1,595	118,231
MMC Norilsk Nickel PJSC ADR	3,172	82,929
PhosAgro PJSC GDR	1,451	17,896
RusHydro PJSC ADR	23,996	23,487
Sberbank of Russia PJSC Sponsored ADR (*)	6,269	71,221
Tatneft PJSC Sponsored ADR (*)	1,235	57,577
VEON, Ltd. ADR	12,169	21,904
VTB Bank PJSC GDR (*)	18,850	17,660
Yandex NV Class A (*)	428	21,409
		495,791

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Singapore | 0.2%
BOC Aviation, Ltd.	4,700	$30,186

South Africa | 1.9%
Anglo American Platinum, Ltd.	567	40,938
Clicks Group, Ltd.	2,241	27,155
Exxaro Resources, Ltd.	2,347	17,633
FirstRand, Ltd.	10,536	23,095
Naspers, Ltd., N Shares	638	116,391
Ninety One, Ltd. (*)	6,907	17,435
		242,647
South Korea | 13.0%
BGF retail Co., Ltd.	142	16,404
BNK Financial Group, Inc.	5,308	22,056
Coway Co Ltd.	617	37,304
Daelim Industrial Co., Ltd.	372	25,690
DongKook Pharmaceutical Co., Ltd.	309	31,229
Hana Financial Group, Inc.	3,495	79,557
Hansol Chemical Co., Ltd.	216	22,797
Hyundai Mobis Co., Ltd.	271	43,238
Kakao Corp.	105	23,576
KB Financial Group, Inc. ADR	1,722	47,906
Kia Motors Corp.	2,214	59,702
Korea Electric Power Corp. (*)	1,276	20,840
Korea Zinc Co., Ltd.	165	46,288
Korean Reinsurance Co.	4,873	30,025
KT&G Corp.	430	28,100
LG Electronics, Inc.	341	18,101
LG Household & Health Care, Ltd.	92	81,904
LG Uplus Corp.	4,139	42,298
LOTTE Fine Chemical Co., Ltd.	1,176	34,011
NAVER Corp.	229	51,357
NCSoft Corp.	110	82,058
NHN KCP Corp.	511	21,112
Orion Corp.	206	23,122
Samsung Card Co., Ltd.	637	14,479

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Samsung Electro-Mechanics Co., Ltd.	190	$20,617
Samsung Electronics Co., Ltd. GDR	521	573,795
Samsung Engineering Co., Ltd. (*)	2,349	24,276
Samsung SDS Co., Ltd.	202	28,571
Shinhan Financial Group Co., Ltd.	2,643	63,144
SK Hynix, Inc.	456	32,621
SK Telecom Co., Ltd.	188	32,972
		1,679,150
Taiwan | 14.0%
Accton Technology Corp.	6,000	46,264
Advantech Co., Ltd.	6,000	59,959
Asia Cement Corp.	21,000	30,978
ASMedia Technology, Inc.	1,000	48,955
Chicony Electronics Co., Ltd.	25,000	72,105
Delta Electronics, Inc.	12,000	68,475
Elan Microelectronics Corp.	15,000	61,135
Feng TAY Enterprise Co., Ltd.	8,900	50,069
Gigabyte Technology Co., Ltd.	16,000	35,716
International Games System Co., Ltd.	3,000	74,980
Jentech Precision Industrial Co., Ltd.	2,000	19,153
Lotes Co., Ltd.	2,000	25,580
Micro-Star International Co., Ltd.	13,000	47,261
momo.com, Inc.	1,000	24,315
Nan Ya Plastics Corp.	9,000	19,647
Nien Made Enterprise Co., Ltd.	4,000	38,859
Parade Technologies, Ltd.	1,000	33,494
Simplo Technology Co., Ltd.	2,000	21,610
Standard Foods Corp.	17,000	36,256
Taiwan Cement Corp.	17,000	24,582
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	13,445	763,273
TXC Corp.	11,000	23,847
United Integrated Services Co., Ltd.	11,000	74,755
United Microelectronics Corp.	105,000	56,487
Voltronic Power Technology Corp.	2,000	57,239
		1,814,994

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Thailand | 1.2%
Airports of Thailand Public Co. Ltd. NVDR	12,400	$24,319
Carabao Group Public Co. Ltd., Class F (‡)	7,100	23,891
CP ALL Public Co. Ltd. (*), (‡)	20,300	44,498
Hana Microelectronics Public Co. Ltd. NVDR	41,200	37,236
PTT Exploration & Production Public Co. Ltd. (‡)	6,900	20,483
		150,427
Turkey | 0.9%
BIM Birlesik Magazalar AS	2,584	25,633
Koza Altin Isletmeleri AS (*)	2,383	28,969
Turk Telekomunikasyon AS (*)	22,575	26,702
Turkcell Iletisim Hizmetleri AS	16,795	40,275
		121,579
United States | 0.2%
Yum China Holdings, Inc.	553	26,583

Total Common Stocks (Cost $11,685,878)		12,713,102

Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $247,545)	247,545	247,545

Total Investments | 100.0% (Cost $11,933,423)		$12,960,647

Cash and Other Assets in Excess of Liabilities | 0.0%		811

Net Assets | 100.0%		$12,961,458

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio

Common Stocks | 96.2%

Brazil | 4.0%
Banco BMG SA (*)	80,800	$80,234
Banco do Brasil SA	97,057	573,800
CCR SA	174,630	465,629
Cia de Saneamento do Parana	45,800	265,379
Cielo SA Sponsored ADR	158,739	128,579
Construtora Tenda SA	26,800	152,823
JSL SA	29,778	126,929
Log-in Logistica Intermodal SA (*)	51,200	137,836
Pagseguro Digital, Ltd., Class A (*)	22,820	806,459
Petrobras Distribuidora SA	40,900	162,078
		2,899,746
Canada | 1.4%
First Quantum Minerals, Ltd.	123,463	983,994

Chile | 0.2%
Geopark, Ltd.	14,903	145,900

China | 31.6%
21Vianet Group, Inc. ADR (*)	12,241	292,070
Alibaba Group Holding, Ltd. Sponsored ADR (*)	15,091	3,255,129
Anhui Conch Cement Co., Ltd., Class H	102,500	689,416
Ausnutria Dairy Corp., Ltd.	134,883	301,990
Baidu, Inc. Sponsored ADR (*)	5,642	676,419
China Aoyuan Group, Ltd.	176,000	213,103
China Construction Bank Corp., Class H	1,537,281	1,242,245
China Meidong Auto Holdings, Ltd.	96,000	235,506
China Merchants Bank Co., Ltd., Class H	174,500	803,706
China Mobile, Ltd. Sponsored ADR	18,327	616,520
China Shenhua Energy Co., Ltd., Class H	323,500	505,224
China State Construction International Holdings, Ltd.	1,262,249	737,035
CNOOC, Ltd.	1,033,710	1,160,958
Huami Corp. ADR (*)	18,048	223,073
JNBY Design, Ltd.	211,000	211,694

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

NetEase, Inc. ADR	6,173	$2,650,563
Ping An Insurance (Group) Co. of China, Ltd., Class H	206,500	2,062,327
Precision Tsugami China Corp., Ltd.	186,000	148,758
Sinopharm Group Co., Ltd., Class H	185,200	474,623
Tencent Holdings, Ltd.	44,292	2,845,044
Tianyun International Holdings, Ltd.	1,582,000	194,634
West China Cement, Ltd.	1,276,000	232,387
Wuliangye Yibin Co., Ltd. Class A	58,000	1,404,262
Xiabuxiabu Catering Management China Holdings Co., Ltd.	197,500	195,937
Zhuzhou CRRC Times Electric Co., Ltd., Class H	64,900	165,793
ZTO Express Cayman, Inc. ADR	37,557	1,378,718
		22,917,134
Colombia | 1.0%
Bancolombia SA Sponsored ADR	27,576	725,525

Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	123,830	478,199
Credit Agricole Egypt SAE	97,291	178,807
Six of October Development & Investment	237,220	130,962
		787,968
Estonia | 0.2%
Tallinna Sadam AS (*)	66,919	144,341

Georgia | 0.5%
Bank of Georgia Group PLC (*)	16,368	217,657
TBC Bank Group PLC (*)	12,688	141,309
		358,966
Greece | 0.3%
OPAP SA	19,728	187,914

Hong Kong | 2.3%
China Water Affairs Group, Ltd.	290,000	208,931
NewOcean Energy Holdings, Ltd. (*)	496,000	46,688
Techtronic Industries Co., Ltd.	139,782	1,363,675
TK Group Holdings, Ltd.	308,000	89,304
		1,708,598

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

Hungary | 0.9%
OTP Bank Nyrt. (*)	18,543	$649,454

India | 9.4%
Axis Bank, Ltd.	144,160	785,940
Bajaj Auto, Ltd.	15,119	568,635
Gujarat State Petronet, Ltd.	67,682	197,762
HCL Technologies, Ltd.	46,630	345,509
ICICI Bank, Ltd. Sponsored ADR	116,989	1,086,828
Infosys, Ltd. Sponsored ADR	60,092	580,489
Jubilant Life Sciences, Ltd.	24,525	214,299
Kiri Industries, Ltd.	29,310	162,246
Petronet LNG, Ltd.	74,363	255,183
Reliance Industries, Ltd.	58,838	1,329,807
Shriram Transport Finance Co., Ltd.	9,928	91,581
Tata Consultancy Services, Ltd.	21,734	601,609
The South Indian Bank, Ltd.	748,459	80,274
Uflex, Ltd.	47,212	131,474
UPL, Ltd.	65,168	368,034
		6,799,670
Indonesia | 4.0%
PT Bank Mandiri (Persero) Tbk	1,594,400	552,945
PT Bank Pembangunan Daerah Jawa Timur Tbk	4,641,000	162,894
PT Bank Rakyat Indonesia (Persero) Tbk	5,409,059	1,154,693
PT Bekasi Fajar Industrial Estate Tbk (*)	9,411,600	75,709
PT Erajaya Swasembada Tbk (*)	1,270,800	111,731
PT Media Nusantara Citra Tbk	4,012,500	253,974
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	25,651	561,244
		2,873,190
Kenya | 0.2%
KCB Group, Ltd.	442,400	150,955

Kuwait | 0.3%
Human Soft Holding Co. KSC (*)	22,392	203,096

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

Mexico | 3.8%
America Movil SAB de CV, Class L Sponsored ADR	52,034	$660,312
Credito Real SAB de CV (*)	164,400	85,474
Genomma Lab Internacional SAB de CV, B Shares (*)	207,500	211,883
Grupo Cementos de Chihuahua SAB de CV	63,800	268,418
Grupo Financiero Banorte SAB de CV, Class O (*)	160,990	558,382
Grupo Mexico SAB de CV, Series B	251,101	583,712
Kimberly-Clark de Mexico SAB de CV, Series A	262,700	410,088
		2,778,269
Oman | 0.2%
Ooredoo	160,160	169,880

Pakistan | 0.2%
Bank Alfalah, Ltd.	875,631	175,492

Philippines | 0.5%
Bloomberry Resorts Corp.	1,256,900	188,673
International Container Terminal Services, Inc.	94,480	195,577
		384,250
Poland | 0.3%
Eurocash SA (*)	24,650	107,876
Warsaw Stock Exchange	11,461	121,056
		228,932
Russia | 5.8%
Detsky Mir PJSC (‡)	148,650	210,211
LUKOIL PJSC Sponsored ADR	11,001	816,494
Mobile TeleSystems PJSC Sponsored ADR	71,659	658,546
Sberbank of Russia PJSC (‡)	223,346	639,149
Sberbank of Russia PJSC Sponsored ADR (*)	80,526	913,165
TCS Group Holding PLC	14,238	288,612
Yandex NV Class A (*)	13,802	690,376
		4,216,553
South Africa | 0.4%
Standard Bank Group, Ltd.	53,584	322,518

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

South Korea | 15.9%
BGF retail Co., Ltd.	1,547	$178,709
ELP Corp.	8,031	63,559
HS Industries Co., Ltd.	32,537	189,175
Hyundai Mobis Co., Ltd.	3,514	560,662
InBody Co., Ltd.	12,049	161,844
Innocean Worldwide, Inc.	4,482	166,487
KT&G Corp.	4,711	307,853
MegaStudyEdu Co., Ltd.	6,320	188,175
NCSoft Corp.	3,076	2,294,644
Nice Information & Telecommunication, Inc.	8,438	181,779
Ray Co., Ltd.	5,008	185,284
Samjin Pharmaceutical Co., Ltd.	4,746	107,491
Samsung Electronics Co., Ltd.	91,608	4,060,903
SFA Engineering Corp.	9,193	252,432
Shinhan Financial Group Co., Ltd.	19,545	466,952
SK Hynix, Inc.	20,763	1,485,311
Tokai Carbon Korea Co., Ltd.	2,642	191,724
WONIK IPS Co., Ltd. (*)	7,094	212,893
Zinus, Inc.	3,800	255,679
		11,511,556
Taiwan | 10.1%
Airtac International Group	46,000	811,319
Bizlink Holding, Inc.	28,000	200,726
Chailease Holding Co., Ltd.	47,840	201,998
Hon Hai Precision Industry Co., Ltd.	172,136	502,427
Largan Precision Co., Ltd.	4,614	636,726
Lotes Co., Ltd.	13,000	166,268
MediaTek, Inc.	46,000	900,028
Powertech Technology, Inc.	67,000	242,381
Poya International Co., Ltd.	9,000	177,281
Sercomm Corp.	77,000	203,481
Silicon Motion Technology Corp. ADR	22,166	1,081,036
Simplo Technology Co., Ltd.	17,000	183,684
Sunny Friend Environmental Technology Co., Ltd.	25,000	218,928
Taiwan Semiconductor Manufacturing Co., Ltd.	122,387	1,295,104

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (concluded)

Taiwan Union Technology Corp.	42,000	$203,781
Tripod Technology Corp.	48,000	212,529
TSC Auto ID Technology Co., Ltd.	18,700	119,194
		7,356,891
Turkey | 0.6%
KOC Holding AS ADR	33,251	431,847

Ukraine | 0.2%
Kernel Holding SA	15,235	160,533

United Kingdom | 0.8%
Unilever NV	10,460	554,750

Total Common Stocks (Cost $70,393,815)		69,827,922

Preferred Stocks | 0.8%

Brazil | 0.8%
Banco Bradesco SA ADR (Cost $1,155,628)	154,351	588,077

Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $1,999,484)	1,999,484	1,999,484

Total Investments | 99.8% (Cost $73,548,927)		$72,415,483

Cash and Other Assets in Excess of Liabilities | 0.2%		154,265

Net Assets | 100.0%		$72,569,748

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 92.1%

Brazil | 5.0%
Banco do Brasil SA	14,839,026	$87,728,193
BB Seguridade Participacoes SA	12,415,600	62,259,504
CCR SA	20,225,845	53,929,636
Cielo SA	19,603,019	16,653,969
		220,571,302
China | 22.2%
AAC Technologies Holdings, Inc.	6,731,165	41,211,302
Anhui Conch Cement Co., Ltd., Class H	12,241,951	82,339,495
Baidu, Inc. Sponsored ADR (*)	483,983	58,024,722
China Construction Bank Corp., Class H	230,621,224	186,360,308
China Merchants Bank Co., Ltd., Class H	16,926,494	77,959,463
China Mobile, Ltd. Sponsored ADR	2,651,185	89,185,863
China Shenhua Energy Co., Ltd., Class H	22,673,610	35,410,360
China Vanke Co., Ltd., Class H	11,746,200	37,057,160
CNOOC, Ltd.	53,084,532	59,619,125
CRRC Corp., Ltd., Class H	55,061,000	23,252,245
ENN Energy Holdings, Ltd.	2,705,400	30,384,792
Hengan International Group Co., Ltd.	7,502,500	58,687,862
NetEase, Inc. ADR	75,892	32,586,507
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,862,000	48,557,065
Sinopharm Group Co., Ltd., Class H	19,876,814	50,939,518
Weichai Power Co., Ltd., Class H	35,328,288	65,908,131
		977,483,918
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	12,627,634	48,764,551

Hong Kong | 1.2%
ASM Pacific Technology, Ltd.	5,078,200	53,672,203

Hungary | 2.0%
OTP Bank Nyrt. (*)	2,504,525	87,719,016

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

India | 11.6%
Axis Bank, Ltd.	8,159,261	$44,483,155
Bajaj Auto, Ltd.	1,015,995	38,212,193
Bharat Petroleum Corp., Ltd.	6,954,382	34,614,435
Bharti Infratel, Ltd.	13,583,685	39,895,679
Coal India, Ltd.	13,649,572	24,173,651
HCL Technologies, Ltd.	9,421,400	69,808,752
Hero MotoCorp, Ltd.	1,015,325	34,416,478
Infosys, Ltd. Sponsored ADR	7,936,015	76,661,905
Oil and Natural Gas Corp., Ltd.	38,837,224	42,277,059
Tata Consultancy Services, Ltd.	2,319,363	64,201,237
UPL, Ltd.	7,654,105	43,226,357
		511,970,901
Indonesia | 4.0%
PT Astra International Tbk	119,662,200	40,231,830
PT Bank Mandiri (Persero) Tbk	179,002,342	62,078,834
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	3,387,503	74,118,566
		176,429,230
Luxembourg | 0.7%
Ternium SA Sponsored ADR (*)	1,906,556	28,922,454

Mexico | 4.1%
America Movil SAB de CV, Class L Sponsored ADR	7,246,335	91,955,991
Grupo Mexico SAB de CV, Series B	24,649,793	57,301,157
Kimberly-Clark de Mexico SAB de CV, Series A	20,831,895	32,519,672
		181,776,820
Pakistan | 0.3%
Habib Bank, Ltd.	2,159,655	1,247,288
Pakistan Petroleum, Ltd.	24,039,741	12,430,459
		13,677,747
Portugal | 1.1%
Galp Energia SGPS SA	4,352,697	50,280,258

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Russia | 8.4%
ALROSA PAO (*), (‡)	56,053,860	$50,967,701
LUKOIL PJSC Sponsored ADR	1,238,524	91,806,780
Magnit PJSC Sponsored GDR	2,492,734	32,328,222
Mobile TeleSystems PJSC Sponsored ADR	7,916,330	72,751,073
Sberbank of Russia PJSC (‡)	42,707,891	122,217,172
		370,070,948
South Africa | 5.4%
Life Healthcare Group Holdings, Ltd.	27,827,451	26,992,275
Mondi PLC	1,906,574	35,625,908
Nedbank Group, Ltd.	2,533,997	14,897,747
Sanlam, Ltd.	9,125,996	30,984,787
Shoprite Holdings, Ltd.	4,965,584	30,504,086
Standard Bank Group, Ltd.	3,849,770	23,171,446
The Bidvest Group, Ltd.	3,896,324	31,876,004
Vodacom Group, Ltd.	6,065,632	42,961,864
		237,014,117
South Korea | 13.5%
Coway Co Ltd.	749,222	45,298,775
Hyundai Mobis Co., Ltd.	341,614	54,504,851
KB Financial Group, Inc.	2,035,715	58,206,265
KT&G Corp.	526,346	34,395,548
Samsung Electronics Co., Ltd.	4,186,891	185,601,237
Shinhan Financial Group Co., Ltd.	2,586,831	61,802,234
SK Hynix, Inc.	2,206,948	157,877,169
		597,686,079
Taiwan | 5.6%
Catcher Technology Co., Ltd.	4,419,000	33,179,718
Hon Hai Precision Industry Co., Ltd.	22,974,425	67,057,281
Novatek Microelectronics Corp.	5,048,000	38,936,426
Taiwan Semiconductor Manufacturing Co., Ltd.	10,353,913	109,565,527
		248,738,952
Thailand | 1.5%
Kasikornbank Public Co. Ltd. (‡)	11,280,354	34,092,734
The Siam Cement Public Co. Ltd. (‡)	2,723,700	32,429,721
		66,522,455

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (concluded)

Turkey | 1.6%
KOC Holding AS	14,109,485	$37,042,039
Tupras Turkiye Petrol Rafinerileri AS (*)	2,479,142	32,361,829
		69,403,868
United Kingdom | 2.8%
Anglo American PLC	1,733,520	40,070,291
Unilever NV	1,578,756	83,729,873
		123,800,164
Total Common Stocks (Cost $4,196,754,741)		4,064,504,983

Exchange-Traded Funds | 5.1%
iShares Core MSCI Emerging Markets ETF	2,377,730	113,179,948
Vanguard FTSE Emerging Markets ETF	2,836,706	112,361,925

Total Exchange-Traded Funds (Cost $208,632,355)		225,541,873

Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $109,293,677)	109,293,677	109,293,677

Total Investments | 99.7% (Cost $4,514,680,773)		$4,399,340,533

Cash and Other Assets in Excess of Liabilities | 0.3%		11,780,736

Net Assets | 100.0%		$4,411,121,269

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio

Common Stocks | 95.5%

Belgium | 3.5%
Anheuser-Busch InBev SA/NV	32,587	$1,606,102

France | 4.2%
Bureau Veritas SA (*)	92,269	1,944,033

Germany | 5.6%
Fresenius Medical Care AG & Co. KGaA	30,418	2,593,366

Italy | 1.0%
Atlantia SpA (*)	29,782	477,657

Luxembourg | 5.6%
SES SA	384,328	2,622,024

Spain | 2.9%
Ferrovial SA	51,267	1,363,115

United Kingdom | 2.2%
United Utilities Group PLC	88,941	1,001,864

United States | 70.5%
Alphabet, Inc., Class C (*)	323	456,596
Booking Holdings, Inc. (*)	288	458,594
Cisco Systems, Inc.	44,012	2,052,720
Cognizant Technology Solutions Corp., Class A	45,201	2,568,321
CSX Corp.	20,967	1,462,239
CVS Health Corp.	37,494	2,435,985
H&R Block, Inc.	148,071	2,114,454
Henry Schein, Inc. (*)	25,560	1,492,448
International Game Technology PLC	227,869	2,028,034
IPG Photonics Corp. (*)	6,000	962,340
MEDNAX, Inc. (*)	96,236	1,645,636
Medtronic PLC	20,663	1,894,797

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio (concluded)

Nielsen Holdings PLC	177,662	$2,640,057
Norfolk Southern Corp.	8,081	1,418,781
Omnicom Group, Inc.	44,397	2,424,076
Oracle Corp.	38,444	2,124,800
Stericycle, Inc. (*)	45,972	2,573,513
Tapestry, Inc.	146,061	1,939,690
		32,693,081
Total Common Stocks (Cost $46,871,006)		44,301,242

Short-Term Investments | 4.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $2,020,619)	2,020,619	2,020,619

Total Investments | 99.9% (Cost $48,891,625)		$46,321,861

Cash and Other Assets in Excess of Liabilities | 0.1%		53,321

Net Assets | 100.0%		$46,375,182

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio

Common Stocks | 97.8%

Canada | 4.2%
CAE, Inc.	32,486	$526,916
Canadian National Railway Co.	8,864	784,219
Dollarama, Inc.	25,341	842,958
National Bank of Canada	21,021	952,572
		3,106,665
China | 3.5%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	3,435	740,929
Tencent Holdings, Ltd.	28,723	1,844,988
		2,585,917
Denmark | 1.0%
Vestas Wind Systems A/S	7,186	731,212

Germany | 3.4%
Merck KGaA	4,958	574,778
Symrise AG	9,089	1,054,503
Teamviewer AG (*)	17,036	929,456
		2,558,737
Hong Kong | 4.9%
AIA Group, Ltd.	134,383	1,250,712
China Gas Holdings, Ltd.	311,200	958,335
Hang Seng Bank, Ltd.	43,921	741,574
Sands China, Ltd.	180,800	707,511
		3,658,132
Israel | 0.9%
Bank Leumi Le-Israel BM	129,921	654,643

Japan | 4.3%
Kansai Paint Co., Ltd.	28,967	610,544
Nintendo Co., Ltd.	2,200	978,923
Shimano, Inc.	4,100	788,558
Yamaha Corp.	17,864	840,455
		3,218,480

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   61

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

Netherlands | 4.0%
NXP Semiconductors NV	7,079	$807,289
Wolters Kluwer NV	27,435	2,140,213
		2,947,502
South Africa | 0.4%
Sanlam, Ltd.	88,494	300,457

South Korea | 1.2%
LG Household & Health Care, Ltd.	827	925,226

Sweden | 3.4%
Assa Abloy AB, Class B	25,687	521,554
Epiroc AB, Class A	86,351	1,074,418
Hexagon AB, B Shares (*)	15,540	905,772
		2,501,744
Switzerland | 3.1%
ABB, Ltd.	42,092	946,125
Alcon, Inc. (*)	7,996	458,141
Partners Group Holding AG	1,013	917,323
		2,321,589
Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	18,626	1,057,398

United Kingdom | 11.7%
Bunzl PLC	18,966	508,493
Coca-Cola European Partners PLC	20,105	759,165
Compass Group PLC	41,989	577,648
Diageo PLC	41,449	1,375,856
Prudential PLC	53,498	805,662
RELX PLC	60,970	1,409,207
Tesco PLC	497,048	1,403,440
Unilever PLC	35,030	1,888,732
		8,728,203

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

United States | 50.4%
Accenture PLC, Class A	7,990	$1,715,613
Alphabet, Inc., Class A (*)	1,499	2,125,657
AmerisourceBergen Corp.	12,059	1,215,185
Aon PLC, Class A	10,091	1,943,527
Boston Scientific Corp. (*)	27,712	972,968
Dollar General Corp.	6,300	1,200,213
Honeywell International, Inc.	4,033	583,131
Intercontinental Exchange, Inc.	16,155	1,479,798
IQVIA Holdings, Inc. (*)	12,738	1,807,267
Johnson & Johnson	12,231	1,720,046
Kimberly-Clark Corp.	7,443	1,052,068
Lowe’s Cos., Inc.	6,424	868,011
McDonald’s Corp.	6,436	1,187,249
Microsoft Corp.	12,924	2,630,163
Motorola Solutions, Inc.	8,788	1,231,462
Palo Alto Networks, Inc. (*)	3,311	760,437
PTC, Inc. (*)	18,006	1,400,687
Rockwell Automation, Inc.	4,307	917,391
S&P Global, Inc.	4,272	1,407,539
Texas Instruments, Inc.	9,124	1,158,474
The Coca-Cola Co.	35,714	1,595,702
The Procter & Gamble Co.	10,495	1,254,887
Thermo Fisher Scientific, Inc.	7,547	2,734,580
Visa, Inc., Class A	9,545	1,843,808
Warner Music Group Corp., Class A (*)	16,946	499,907
Zoetis, Inc.	16,074	2,202,781
		37,508,551
Total Common Stocks (Cost $62,721,502)		72,804,456

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   63

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (concluded)

Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $1,558,450)	1,558,450	$1,558,450

Total Investments | 99.9% (Cost $64,279,952)		$74,362,906

Cash and Other Assets in Excess of Liabilities | 0.1%		68,071

Net Assets | 100.0%		$74,430,977

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 85.6%

Australia | 7.0%
Atlas Arteria, Ltd.	40,112,721	$184,196,494
Spark Infrastructure Group	82,102,106	123,191,545
Transurban Group	20,231,074	197,558,229
		504,946,268
Canada | 0.8%
Atco, Ltd., Class I	1,898,489	56,314,196

France | 6.0%
Eutelsat Communications SA	10,630,687	97,952,293
Vinci SA	3,633,263	334,110,290
		432,062,583
Germany | 1.8%
Fraport AG (*)	3,021,331	131,650,280

Hong Kong | 2.2%
Power Assets Holdings, Ltd.	29,131,965	158,196,391

Italy | 20.8%
ASTM SpA	3,980,113	91,072,158
Atlantia SpA (*)	20,708,892	332,138,682
Hera SpA	47,768,401	179,404,834
Italgas SpA	34,072,945	197,710,561
Snam SpA	71,925,224	349,833,246
Terna Rete Elettrica Nazionale SpA	50,949,201	349,799,079
		1,499,958,560
Luxembourg | 1.9%
SES SA (^)	20,509,089	139,920,368

Portugal | 0.8%
Redes Energeticas Nacionais SGPS SA	21,468,951	58,574,189

Spain | 7.7%
Ferrovial SA	20,737,075	551,368,600

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   65

		Fair
Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio (continued)

United Kingdom | 19.2%
National Grid PLC	47,418,567	$580,650,749
Pennon Group PLC (^)	21,323,608	295,323,795
Severn Trent PLC	5,722,288	175,568,126
United Utilities Group PLC	29,118,020	327,995,993
		1,379,538,663
United States | 17.4%
CSX Corp.	8,530,211	594,896,915
Norfolk Southern Corp.	1,855,090	325,698,151
Southwest Gas Holdings, Inc.	1,725,700	119,159,585
Union Pacific Corp.	1,275,036	215,570,337
		1,255,324,988
Total Common Stocks (Cost $6,310,453,669)		6,167,855,086

Short-Term Investments | 14.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $1,008,805,412)	1,008,805,412	1,008,805,412

Total Investments l 99.6% (Cost $7,319,259,081) (»)		$7,176,660,498

Cash and Other Assets in Excess of Liabilities l 0.4%		29,284,377

Net Assets l 100.0%		$7,205,944,875

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at June 30, 2020:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

EUR	77,324,556	USD	86,874,139	RBC	09/25/20	$163,140	$—
USD	96,417,878	AUD	140,787,883	BNP	09/25/20	—	765,957
USD	115,245,419	AUD	168,234,120	CIT	09/25/20	—	884,155
USD	73,380,461	AUD	107,152,604	HSB	09/25/20	—	585,428
USD	88,912,834	AUD	129,849,044	SCB	09/25/20	—	720,078
USD	125,781,969	AUD	183,700,548	SSB	09/25/20	—	1,023,855
USD	5,839,961	CAD	7,936,858	BNP	09/25/20	—	7,254
USD	15,349,734	CAD	20,863,558	HSB	09/25/20	—	20,796
USD	12,205,447	CAD	16,590,656	RBC	09/25/20	—	17,166
USD	18,603,912	CAD	25,288,670	SCB	09/25/20	—	26,671
USD	349,919,645	EUR	311,045,214	BNP	09/25/20	—	195,898
USD	337,416,935	EUR	299,974,160	CAN	09/25/20	—	236,921
USD	402,750,136	EUR	357,965,120	CIT	09/25/20	—	178,913
USD	391,258,190	EUR	347,834,528	HSB	09/25/20	—	267,765
USD	386,002,345	EUR	343,204,717	MEL	09/25/20	—	312,249
USD	552,479,859	EUR	491,119,401	RBC	09/25/20	—	328,954
USD	479,262,589	EUR	426,077,469	SSB	09/25/20	—	334,388
USD	278,594,491	GBP	223,847,089	CAN	09/25/20	1,088,668	—
USD	451,938,282	GBP	363,322,184	HSB	09/25/20	1,523,571	—
USD	311,657,462	GBP	250,405,317	RBC	09/25/20	1,227,097	—
USD	379,009,999	GBP	304,633,685	SSB	09/25/20	1,352,100	—
USD	77,230,788	HKD	599,014,809	BNP	09/25/20	—	17,227
USD	43,643,253	HKD	338,487,470	HSB	09/25/20	—	7,563
USD	46,664,277	HKD	361,922,996	SSB	09/25/20	—	8,748
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$5,354,576	$5,939,986

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   67

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio

Common Stocks | 100.2%

Brazil | 1.1%
Lojas Renner SA	4,400	$33,821

Canada | 3.4%
CAE, Inc.	1,568	25,433
TMX Group, Ltd.	429	42,416
Toromont Industries, Ltd.	812	40,295
		108,144
China | 3.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	296	63,847
Tencent Holdings, Ltd.	900	57,811
		121,658
Denmark | 2.1%
Genmab A/S (*)	200	66,904

France | 2.7%
Safran SA (*)	254	25,408
Vivendi SA	2,368	60,695
		86,103
Germany | 2.9%
Infineon Technologies AG	1,476	34,499
Teamviewer AG (*)	1,055	57,559
		92,058
Hong Kong | 1.7%
AIA Group, Ltd.	5,800	53,981

India | 1.0%
HDFC Bank, Ltd. ADR	731	33,231

Israel | 1.0%
Bank Leumi Le-Israel BM	6,183	31,155

Italy | 1.6%
Enel SpA	6,040	52,036

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio (continued)

Japan | 4.0%
Digital Garage, Inc.	900	$28,654
Menicon Co., Ltd.	700	34,372
Nintendo Co., Ltd.	100	44,496
Suzuki Motor Corp.	600	20,358
		127,880
Netherlands | 2.5%
ASML Holding NV	75	27,493
Koninklijke DSM NV	366	50,590
		78,083
Portugal | 1.9%
Energias de Portugal SA	13,006	62,027

Spain | 1.3%
Siemens Gamesa Renewable Energy SA (*)	2,325	41,149

Switzerland | 5.4%
ABB, Ltd.	1,947	43,764
Idorsia, Ltd. (*)	515	16,442
Novartis AG	703	61,084
Partners Group Holding AG	57	51,616
		172,906
United Kingdom | 11.8%
Clarivate Analytics PLC (*)	2,100	46,893
Coca-Cola European Partners PLC	893	33,774
Dechra Pharmaceuticals PLC	900	31,710
Diageo PLC	885	29,377
Informa PLC	11,311	65,811
Linde PLC (*)	159	33,468
RELX PLC	2,393	55,310
Rio Tinto PLC	479	26,953
Tesco PLC	18,318	51,722
		375,018

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   69

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio (continued)

United States | 52.0%
Accenture PLC, Class A	240	$51,533
Adobe, Inc. (*)	128	55,720
Alphabet, Inc., Class A (*)	83	117,698
Aon PLC, Class A	394	75,884
Bank of America Corp.	1,727	41,016
Baxter International, Inc.	559	48,130
Danaher Corp.	358	63,305
Discover Financial Services	274	13,725
Dollar General Corp.	312	59,439
Electronic Arts, Inc. (*)	596	78,702
Fidelity National Information Services, Inc.	217	29,097
Intercontinental Exchange, Inc.	1,076	98,562
IPG Photonics Corp. (*)	122	19,568
IQVIA Holdings, Inc. (*)	550	78,034
MasterCard, Inc., Class A	108	31,936
Medtronic PLC	545	49,976
Microsoft Corp.	955	194,352
Palo Alto Networks, Inc. (*)	226	51,905
S&P Global, Inc.	299	98,514
Starbucks Corp.	535	39,371
Synopsys, Inc. (*)	224	43,680
The Coca-Cola Co.	1,451	64,831
The Progressive Corp.	753	60,323
Thermo Fisher Scientific, Inc.	192	69,569
UnitedHealth Group, Inc.	260	76,687
Visa, Inc., Class A	243	46,940
		1,658,497
Total Common Stocks (Cost $2,600,990)		3,194,651

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio (concluded)

Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $18,914)	18,914	$18,914

Total Investments | 100.8% (Cost $2,619,904)		$3,213,565

Liabilities in Excess of Cash and Other Assets | (0.8)%		(24,663)

Net Assets | 100.0%		$3,188,902

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   71

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio

Common Stocks | 99.4%

Australia | 6.2%
ASX, Ltd.	127	$7,504
Aurizon Holdings, Ltd.	1,188	4,045
BHP Group, Ltd.	370	9,182
CIMIC Group, Ltd.	397	6,651
Coles Group, Ltd.	407	4,835
CSL, Ltd.	82	16,257
Fortescue Metals Group, Ltd.	3,971	38,102
IGO, Ltd.	642	2,167
Inghams Group, Ltd.	1,021	2,256
Kogan.com, Ltd.	349	3,550
Magellan Financial Group, Ltd.	136	5,536
Netwealth Group, Ltd.	404	2,504
Regis Resources, Ltd.	2,955	10,867
Santos, Ltd.	4,223	15,528
Technology One, Ltd.	1,547	9,407
		138,391
Austria | 0.2%
OMV AG	69	2,304
Raiffeisen Bank International AG	96	1,707
		4,011
Belgium | 0.7%
Galapagos NV (*)	50	9,816
Groupe Bruxelles Lambert SA	60	5,027
		14,843
China | 0.2%
S-Enjoy Service Group Co., Ltd.	2,000	5,159

Denmark | 4.7%
Coloplast A/S, Class B	263	40,773
Novo Nordisk A/S, Class B	965	62,446
		103,219

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Finland | 2.1%
Metso Oyj	200	$6,545
Neste Oyj	68	2,656
UPM-Kymmene Oyj	410	11,832
Valmet Oyj	1,008	26,272
		47,305
France | 10.2%
BNP Paribas SA (*)	229	9,078
Cie de Saint-Gobain (*)	519	18,654
Cie Generale des Etablissements Michelin SCA	61	6,319
Elis SA (*)	125	1,457
Hermes International	23	19,196
L’Oreal SA (*)	172	55,142
La Francaise des Jeux SAEM	109	3,359
Legrand SA	112	8,498
Orange SA	746	8,912
Peugeot SA (*)	867	14,074
Schneider Electric SE	471	52,219
Total SA	785	29,900
		226,808
Germany | 5.8%
Allianz SE	269	54,869
Continental AG (*)	28	2,735
Deutsche Bank AG (*)	244	2,314
DWS Group GmbH & Co. KGaA	221	8,015
Eckert & Ziegler Strahlen- und Medizintechnik AG	14	2,336
HelloFresh SE (*)	147	7,804
MTU Aero Engines AG (*)	63	10,888
Muenchener Rueckversicherungs AG	61	15,831
SAP SE	72	10,022
Schaeffler AG (Preference Shares)	713	5,338
Siltronic AG	24	2,445
Varta AG (*)	59	6,615
		129,212

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   73

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Hong Kong | 3.2%
Man Wah Holdings, Ltd.	7,200	$6,892
Sands China, Ltd.	4,800	18,784
Sun Hung Kai Properties, Ltd.	1,000	12,744
WH Group, Ltd.	37,000	31,753
		70,173
Israel | 0.3%
Plus500, Ltd.	370	6,026

Italy | 3.0%
Banca Generali SpA	78	2,333
Enel SpA	4,321	37,226
Ferrari NV	90	15,336
Intesa Sanpaolo SpA (*)	2,327	4,445
Poste Italiane SpA	896	7,780
		67,120
Japan | 25.6%
Advantest Corp.	300	17,040
Asahi Group Holdings, Ltd.	400	14,013
Brother Industries, Ltd.	300	5,406
Chubu Electric Power Co., Inc.	400	5,031
Chugai Pharmaceutical Co., Ltd.	300	16,037
Dai-ichi Life Holdings, Inc.	2,600	30,965
Daito Trust Construction Co., Ltd. Sponsored ADR	601	13,740
Daiwa House Industry Co., Ltd.	1,600	37,737
Dip Corp.	100	2,016
East Japan Railway Co. ADR	2,054	23,600
Electric Power Development Co., Ltd.	200	3,792
Itochu Techno-Solutions Corp.	500	18,739
Japan Tobacco, Inc.	100	1,855
Kao Corp.	100	7,917
KDDI Corp.	400	11,993
Kureha Corp.	100	4,370
Mitsubishi UFJ Financial Group, Inc.	3,500	13,689
Murata Manufacturing Co., Ltd.	300	17,578
Nihon Unisys, Ltd.	100	3,147

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Nikkiso Co., Ltd.	200	$1,904
Nintendo Co., Ltd. ADR	288	16,099
Nishi-Nippon Financial Holdings, Inc.	500	3,372
Nitto Denko Corp. ADR	149	4,221
NTT DOCOMO, Inc.	1,618	43,163
Omron Corp. Sponsored ADR	164	11,029
Open House Co., Ltd.	100	3,426
Oracle Corp. Japan	100	11,800
ORIX Corp.	1,600	19,729
Otsuka Corp.	200	10,534
Rohto Pharmaceutical Co., Ltd.	200	6,342
Sekisui Chemical Co., Ltd.	600	8,582
Sekisui House, Ltd.	100	1,904
Seven & I Holdings Co., Ltd.	900	29,371
Shin-Etsu Chemical Co., Ltd.	333	38,927
Shionogi & Co., Ltd.	100	6,260
Softbank Corp.	1,800	22,911
Sumitomo Forestry Co., Ltd.	300	3,765
Sumitomo Mitsui Financial Group, Inc.	400	11,249
Sumitomo Mitsui Trust Holdings, Inc.	200	5,613
Sumitomo Realty & Development Co., Ltd.	200	5,499
T&D Holdings, Inc.	1,400	11,969
The 77 Bank, Ltd.	200	2,975
The Gunma Bank, Ltd.	1,000	3,172
The Kansai Electric Power Co., Inc.	200	1,938
The Shizuoka Bank, Ltd.	300	1,928
TIS, Inc.	400	8,508
Tokyu Construction Co., Ltd.	400	2,070
Trend Micro, Inc. Sponsored ADR	84	4,709
West Japan Railway Co.	300	16,822
		568,456
Luxembourg | 0.1%
ArcelorMittal SA (*)	130	1,365

Macau | 0.1%
Wynn Macau, Ltd.	1,200	2,085

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   75

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Netherlands | 3.7%
Alfen Beheer BV (*)	127	$5,112
ASM International NV	178	27,453
ASML Holding NV	48	17,596
Koninklijke Ahold Delhaize NV	558	15,195
NN Group NV	240	8,048
Royal Dutch Shell PLC, A Shares	408	6,492
Signify NV (*)	80	2,063
		81,959
New Zealand | 0.6%
Fisher & Paykel Healthcare Corp., Ltd., Class C	525	12,141

Norway | 0.7%
DNB ASA	573	7,582
Orkla ASA	548	4,803
Telenor ASA	269	3,919
		16,304
Singapore | 1.0%
AEM Holdings, Ltd.	1,900	4,306
DBS Group Holdings, Ltd.	400	5,983
Oversea-Chinese Banking Corp., Ltd.	1,200	7,766
United Overseas Bank, Ltd.	300	4,364
		22,419
South Africa | 0.1%
Investec PLC	673	1,345

Spain | 1.6%
Amadeus IT Group SA	127	6,608
Industria de Diseno Textil SA	1,111	29,374
		35,982
Sweden | 4.2%
Axfood AB	601	13,112
Essity AB, Class B (*)	407	13,140
Evolution Gaming Group AB	241	14,353
Lundin Energy AB	116	2,791
Skandinaviska Enskilda Banken AB, Class A (*)	820	7,092

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

SKF AB, Class B	523	$9,704
Swedish Match AB	258	18,115
Volvo AB, Class B (*)	968	15,131
		93,438
Switzerland | 11.7%
Credit Suisse Group AG	685	7,068
Geberit AG	31	15,499
Logitech International SA	179	11,671
Nestle SA	378	41,760
Novartis AG	878	76,290
Partners Group Holding AG	13	11,772
Roche Holding AG	253	87,596
STMicroelectronics NV	309	8,383
		260,039
United Kingdom | 13.0%
Anglo American PLC	189	4,369
AstraZeneca PLC	77	8,027
Auto Trader Group PLC	742	4,835
Barclays PLC	14,523	20,547
Dialog Semiconductor PLC (*)	150	6,837
Fiat Chrysler Automobiles NV (*)	470	4,715
GlaxoSmithKline PLC	1,015	20,566
Howden Joinery Group PLC	1,121	7,669
HSBC Holdings PLC	839	3,927
IMI PLC	452	5,160
Imperial Brands PLC	746	14,206
Lloyds Banking Group PLC	12,983	5,008
Persimmon PLC (*)	309	8,738
RELX PLC	2,249	52,054
Rio Tinto PLC	166	9,341
Royal Bank of Scotland Group PLC	4,568	6,871
Softcat PLC	190	2,564
Spectris PLC	42	1,312
Spirent Communications PLC	1,032	3,078
SSE PLC	1,249	21,088
Standard Chartered PLC	921	5,014

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   77

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (concluded)

Tate & Lyle PLC	2,015	$16,652
Taylor Wimpey PLC	1,059	1,868
Unilever NV	545	28,904
Vistry Group PLC	721	6,340
Vodafone Group PLC	11,680	18,624
		288,314
United States | 0.4%
Ferguson PLC	93	7,608
Total Common Stocks (Cost $2,153,832)		2,203,722

Preferred Stocks | 0.5%

Germany | 0.5%
Porsche Automobil Holding SE	128	7,336
Volkswagen AG	27	4,083

Total Preferred Stocks (Cost $14,135)		11,419

Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $16,596)	16,596	16,596

Total Investments | 100.6% (Cost $2,184,563)		$2,231,737

Liabilities in Excess of Cash and Other Assets | (0.6)%		(13,316)

Net Assets | 100.0%		$2,218,421

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Concentrated Portfolio

Common Stocks | 93.3%

Canada | 2.9%
Suncor Energy, Inc.	101,483	$1,711,068

China | 9.2%
Ping An Insurance (Group) Co. of China, Ltd., Class H	268,000	2,676,531
Tencent Holdings, Ltd.	42,218	2,711,823
		5,388,354
France | 18.1%
Engie SA (*)	327,134	4,037,919
Safran SA (*)	29,582	2,959,154
Sanofi	35,665	3,628,522
		10,625,595
Germany | 17.9%
Beiersdorf AG	22,799	2,586,657
SAP SE	25,722	3,580,387
Vonovia SE	70,591	4,324,181
		10,491,225
Hong Kong | 2.5%
China Gas Holdings, Ltd.	478,200	1,472,609

India | 4.5%
Reliance Industries, Ltd. Sponsored GDR	56,740	2,621,388

Japan | 8.6%
Digital Garage, Inc.	51,800	1,649,182
Hitachi, Ltd.	108,100	3,412,656
		5,061,838
Luxembourg | 3.3%
ArcelorMittal SA (*)	182,940	1,920,899

Mexico | 6.2%
Arca Continental SAB de CV	828,896	3,633,373

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   79

		Fair
Description	Shares	Value

Lazard International Equity Concentrated Portfolio (continued)

South Korea | 3.2%
Samsung Electronics Co., Ltd.	41,982	$1,861,025

Spain | 1.5%
Siemens Gamesa Renewable Energy SA (*)	50,594	895,440

Switzerland | 2.9%
Novartis AG	19,638	1,706,359

United Kingdom | 3.8%
Prudential PLC	150,369	2,264,507

United States | 8.7%
Aon PLC, Class A	8,662	1,668,301
Medtronic PLC	14,813	1,358,352
Samsonite International SA (*)	2,026,403	2,056,406
		5,083,059
Total Common Stocks (Cost $56,078,988)		54,736,739

Preferred Stocks | 3.0%

Germany | 3.0%
Volkswagen AG (Cost $2,035,185)	11,523	1,742,602

Short-Term Investments | 4.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $2,375,313)	2,375,313	2,375,313

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Report

Fair
Description	Value

Lazard International Equity Concentrated Portfolio (concluded)

Total Investments | 100.4% (Cost $60,489,486)	$58,854,654

Liabilities in Excess of Cash and Other Assets | (0.4)%	(225,427)

Net Assets | 100.0%	$58,629,227

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   81

		Fair
Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks | 95.6%

Australia | 1.3%
BHP Group PLC	1,615,523	$33,166,153

Canada | 3.7%
Canadian National Railway Co.	344,354	30,465,792
Suncor Energy, Inc.	2,031,143	34,246,364
TMX Group, Ltd.	311,451	30,794,098
		95,506,254
China | 2.4%
ENN Energy Holdings, Ltd.	1,905,000	21,395,368
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,943,500	39,383,954
		60,779,322
Denmark | 2.4%
Carlsberg A/S, Class B	297,178	39,257,200
Vestas Wind Systems A/S	206,652	21,027,896
		60,285,096
Finland | 2.3%
Nordea Bank Abp (*)	4,172,760	28,758,241
Sampo Oyj, A Shares	842,065	28,930,108
		57,688,349
France | 15.2%
Air Liquide SA	343,924	49,555,614
Alstom SA	537,354	24,959,020
BNP Paribas SA (*)	504,145	19,985,863
Engie SA (*)	5,528,095	68,235,040
Safran SA (*)	446,770	44,691,404
Sanofi	798,728	81,261,797
Vinci SA	304,573	28,008,150
Vivendi SA	2,768,787	70,967,246
		387,664,134
Germany | 7.9%
Fresenius Medical Care AG & Co. KGaA	383,289	32,678,310
Infineon Technologies AG	958,991	22,414,774
Merck KGaA	160,180	18,569,586

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Portfolio (continued)

SAP SE	692,767	$96,430,051
Vonovia SE	499,655	30,607,283
		200,700,004
Hong Kong | 0.8%
ESR Cayman, Ltd. (*)	8,414,200	19,961,175

Indonesia | 0.3%
PT Bank Mandiri (Persero) Tbk	25,291,900	8,771,347

Ireland | 0.8%
Ryanair Holdings PLC Sponsored ADR (*)	317,636	21,071,972

Israel | 1.1%
Bank Leumi Le-Israel BM	5,394,026	27,179,293

Italy | 2.4%
Enel SpA	7,064,817	60,864,599

Japan | 13.8%
Daiwa House Industry Co., Ltd.	1,589,881	37,498,361
Hitachi, Ltd.	1,436,900	45,362,128
Kao Corp.	457,380	36,209,532
Makita Corp.	952,100	34,577,403
Nexon Co., Ltd.	2,651,800	59,892,827
Nintendo Co., Ltd.	133,600	59,447,323
Sumitomo Mitsui Financial Group, Inc.	1,220,100	34,313,048
Suzuki Motor Corp.	606,900	20,592,189
Yamaha Corp.	535,200	25,179,790
		353,072,601
Luxembourg | 0.6%
ArcelorMittal SA (*)	1,595,882	16,757,010

Mexico | 0.6%
Arca Continental SAB de CV	3,483,812	15,270,903

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   83

		Fair
Description	Shares	Value

Lazard International Equity Portfolio (continued)

Netherlands | 4.2%
JDE Peet’s BV (*)	519,238	$21,047,761
Koninklijke DSM NV	370,233	51,174,675
Wolters Kluwer NV	439,247	34,265,800
		106,488,236
Norway | 2.4%
Equinor ASA	1,843,944	26,223,205
Telenor ASA	2,354,350	34,299,332
		60,522,537
Portugal | 1.4%
Energias de Portugal SA	5,510,180	26,278,652
Galp Energia SGPS SA	870,746	10,058,438
		36,337,090
Singapore | 1.7%
DBS Group Holdings, Ltd.	1,765,620	26,411,065
NetLink NBN Trust	23,991,900	16,797,894
		43,208,959
South Korea | 1.4%
Samsung Electronics Co., Ltd.	839,105	37,196,795

Spain | 1.2%
Banco Santander SA (*)	12,404,304	30,247,988

Sweden | 2.6%
Assa Abloy AB, Class B	1,680,001	34,111,077
Epiroc AB, Class A	2,631,045	32,736,628
		66,847,705
Switzerland | 7.2%
ABB, Ltd.	2,533,332	56,943,116
Novartis AG	1,171,085	101,756,350
Roche Holding AG	74,846	25,914,047
		184,613,513
United Arab Emirates | 0.4%
Network International Holdings PLC (*)	1,916,437	10,457,496

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Portfolio (concluded)

United Kingdom | 11.4%
Compass Group PLC	1,840,827	$25,324,485
Howden Joinery Group PLC	2,020,710	13,824,425
Informa PLC	4,849,232	28,214,435
Prudential PLC	2,508,291	37,774,026
RELX PLC	3,011,988	69,713,289
RSA Insurance Group PLC	3,790,494	19,214,988
Tesco PLC	16,809,916	47,463,632
Unilever PLC	932,165	50,260,057
		291,789,337
United States | 6.1%
Aon PLC, Class A	265,501	51,135,492
Ferguson PLC	393,822	32,216,593
Medtronic PLC	785,850	72,062,445
		155,414,530
Total Common Stocks (Cost $2,332,070,128)		2,441,862,398

Preferred Stocks | 2.3%

Germany | 2.3%
Volkswagen AG (Cost $68,978,793)	382,389	57,827,978

Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $25,988,360)	25,988,360	25,988,360

Total Investments | 98.9% (Cost $2,427,037,281)		$2,525,678,736

Cash and Other Assets in Excess of Liabilities | 1.1%		28,135,360

Net Assets | 100.0%		$2,553,814,096

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   85

Description	Shares	Fair Value

Lazard International Equity Select Portfolio

Common Stocks | 94.0%

Australia | 1.2%
BHP Group, Ltd.	41,383	$1,026,993

Brazil | 1.9%
BB Seguridade Participacoes SA	123,700	620,308
Cia de Saneamento Basico do Estado de Sao Paulo	45,600	483,831
Lojas Renner SA	55,300	425,064
		1,529,203
Canada | 2.2%
Canadian National Railway Co.	9,700	858,181
Suncor Energy, Inc.	57,000	961,056
		1,819,237
China | 9.1%
58.com, Inc. ADR (*)	14,970	807,482
Autohome, Inc. ADR	7,154	540,127
ENN Energy Holdings, Ltd.	105,500	1,184,888
Ping An Insurance (Group) Co. of China, Ltd., Class H	192,500	1,922,508
Tencent Holdings, Ltd.	47,300	3,038,259
		7,493,264
Denmark | 2.2%
Carlsberg A/S, Class B	7,969	1,052,704
Vestas Wind Systems A/S	7,152	727,753
		1,780,457
Finland | 2.4%
Nordea Bank Abp (*)	111,626	769,315
Sampo Oyj, A Shares	36,447	1,252,178
		2,021,493
France | 13.4%
Air Liquide SA	5,126	738,599
Alstom SA	14,945	694,165
BNP Paribas SA (*)	20,732	821,880
Engie SA (*)	152,370	1,880,752
Safran SA (*)	16,851	1,685,643
Sanofi	22,920	2,331,858

The accompanying notes are an integral part of these financial statements.

86   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Vinci SA	8,783	$807,674
Vivendi SA	83,945	2,151,609
		11,112,180
Germany | 6.2%
Beiersdorf AG	9,976	1,131,826
Knorr-Bremse AG	7,104	718,784
SAP SE	23,291	3,242,002
		5,092,612
Hong Kong | 0.5%
ESR Cayman, Ltd. (*)	174,200	413,258

India | 1.2%
ICICI Bank, Ltd. Sponsored ADR	109,835	1,020,367

Indonesia | 1.2%
PT Bank Mandiri (Persero) Tbk	915,100	317,361
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	28,858	631,413
		948,774
Ireland | 0.9%
Ryanair Holdings PLC Sponsored ADR (*)	10,677	708,312

Italy | 2.0%
Enel SpA	193,015	1,662,857

Japan | 12.8%
Daiwa House Industry Co., Ltd.	28,600	674,549
Hitachi, Ltd.	40,000	1,262,778
Kao Corp.	15,800	1,250,843
Makita Corp.	30,500	1,107,668
Nintendo Co., Ltd.	4,500	2,002,343
Ryohin Keikaku Co., Ltd.	47,500	672,234
Shimano, Inc.	4,700	903,956
Shin-Etsu Chemical Co., Ltd.	9,000	1,052,087
Sumitomo Mitsui Financial Group, Inc.	36,576	1,028,632
Suzuki Motor Corp.	19,400	658,244
		10,613,334

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   87

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Mexico | 1.0%
Grupo Financiero Banorte SAB de CV, Class O (*)	249,000	$863,638

Netherlands | 3.5%
JDE Peet’s BV (*)	17,684	716,836
Koninklijke DSM NV	8,658	1,196,734
Wolters Kluwer NV	13,096	1,021,623
		2,935,193
Norway | 2.0%
Equinor ASA	49,671	706,384
Telenor ASA	67,805	987,817
		1,694,201
Singapore | 0.9%
DBS Group Holdings, Ltd.	51,600	771,860

South Africa | 0.8%
Mr Price Group, Ltd.	77,245	636,197

South Korea | 3.4%
LG Household & Health Care, Ltd.	656	733,916
Samsung Electronics Co., Ltd.	45,958	2,037,278
		2,771,194
Sweden | 1.8%
Assa Abloy AB, Class B	37,341	758,179
Hexagon AB, B Shares (*)	12,500	728,581
		1,486,760
Switzerland | 7.7%
ABB, Ltd.	79,520	1,787,415
Flughafen Zuerich AG (*)	3,214	416,853
Lonza Group AG	1,899	1,001,332
Novartis AG	36,686	3,187,671
		6,393,271
Thailand | 0.4%
Kasikornbank Public Co. Ltd. (‡)	106,300	321,272

The accompanying notes are an integral part of these financial statements.

88   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (concluded)

United Kingdom | 8.2%
Compass Group PLC	54,445	$749,007
Linde PLC (*)	3,371	709,553
Prudential PLC	68,883	1,037,355
RELX PLC	79,675	1,844,100
Tesco PLC	461,142	1,302,057
Unilever PLC	21,581	1,163,595
		6,805,667
United States | 7.1%
Accenture PLC, Class A	8,200	1,760,704
Aon PLC, Class A	9,055	1,743,993
Ferguson PLC	10,456	855,353
Medtronic PLC	16,970	1,556,149
		5,916,199
Total Common Stocks (Cost $78,576,132)		77,837,793

Preferred Stocks | 1.9%

Germany | 1.9%
Volkswagen AG (Cost $1,850,818)	10,703	1,618,595

Short-Term Investments | 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $3,119,118)	3,119,118	3,119,118

Total Investments | 99.7% (Cost $83,546,068)		$82,575,506

Cash and Other Assets in Excess of Liabilities | 0.3%		265,140

Net Assets | 100.0%		$82,840,646

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   89

Description	Shares	Fair Value

Lazard International Equity Value Portfolio

Common Stocks | 93.7%

Austria | 2.8%
BAWAG Group AG (*)	1,851	$63,819

Canada | 1.5%
Canadian Natural Resources, Ltd.	2,040	35,388

France | 21.6%
Bollore SA	16,044	50,319
Carrefour SA	5,508	85,029
Credit Agricole SA (*)	8,091	76,426
Engie SA (*)	9,532	117,656
Sanofi	876	89,123
Thales SA	961	77,517
		496,070
Germany | 11.9%
Allianz SE	456	93,012
KION Group AG	1,071	65,748
Siemens AG	975	114,531
		273,291
Japan | 17.4%
Hitachi, Ltd.	3,500	110,493
Nexon Co., Ltd.	2,200	49,689
Shin-Etsu Chemical Co., Ltd.	600	70,139
Sony Corp. Sponsored ADR	686	47,423
Suzuki Motor Corp.	1,968	66,774
Universal Entertainment Corp. (*)	2,785	54,593
		399,111
Luxembourg | 2.6%
B&M European Value Retail SA	12,160	59,830

Macau | 3.6%
SJM Holdings, Ltd.	74,306	83,069

The accompanying notes are an integral part of these financial statements.

90   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Value Portfolio (continued)

Mexico | 4.5%
Arca Continental SAB de CV	23,494	$102,983

Netherlands | 5.4%
Akzo Nobel NV	771	68,977
Koninklijke DSM NV	391	54,045
		123,022
Norway | 2.5%
Equinor ASA	4,060	57,738

South Korea | 2.4%
Kangwon Land, Inc.	3,125	56,374

Spain | 3.6%
Banco Santander SA (*)	33,638	82,027

Sweden | 1.1%
Sandvik AB (*)	1,345	25,087

Switzerland | 4.3%
Coca-Cola HBC AG	3,984	99,990

United Kingdom | 8.5%
easyJet PLC	4,127	34,708
Prudential PLC	4,780	71,985
Vodafone Group PLC	55,244	88,090
		194,783
Total Common Stocks (Cost $2,238,141)		2,152,582

Preferred Stocks | 4.1%

Germany | 4.1%
Volkswagen AG (Cost $107,006)	632	95,576

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   91

Description	Shares	Fair Value

Lazard International Equity Value Portfolio (concluded)

Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $66,234)	66,234	$66,234

Total Investments | 100.7% (Cost $2,411,381)		$2,314,392

Liabilities in Excess of Cash and Other Assets | (0.7)%		(17,054)

Net Assets | 100.0%		$2,297,338

The accompanying notes are an integral part of these financial statements.

92   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio

Common Stocks | 98.6%

Canada | 8.0%
CAE, Inc.	3,701	$60,029
Dollarama, Inc.	2,274	75,644
National Bank of Canada	1,558	70,601
Toromont Industries, Ltd.	2,106	104,509
		310,783
China | 6.6%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	416	89,731
Tencent Holdings, Ltd.	2,600	167,008
		256,739
Denmark | 7.1%
Coloplast A/S, Class B	513	79,530
Demant A/S (*)	2,548	67,146
Genmab A/S (*)	394	131,801
		278,477
France | 4.7%
Legrand SA	1,084	82,252
LVMH Moet Hennessy Louis Vuitton SE	231	101,177
		183,429
Germany | 10.5%
Rational AG	131	73,265
SAP SE	808	112,470
Scout24 AG	1,667	129,568
Symrise AG	807	93,628
		408,931
Hong Kong | 2.2%
AIA Group, Ltd.	9,400	87,486

India | 3.0%
HDFC Bank, Ltd. ADR	2,538	115,378

Israel | 1.8%
Check Point Software Technologies, Ltd. (*)	646	69,400

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   93

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio (continued)

Japan | 10.8%
Pigeon Corp.	1,700	$65,726
Shimano, Inc.	300	57,699
SMS Co., Ltd.	4,900	109,889
Toei Animation Co., Ltd.	2,300	107,252
Workman Co., Ltd.	900	79,077
		419,643
Netherlands | 5.5%
ASML Holding NV	370	135,634
Wolters Kluwer NV	1,031	80,429
		216,063
Norway | 1.7%
Gjensidige Forsikring ASA (*)	3,636	66,974

South Africa | 1.9%
Clicks Group, Ltd.	6,211	75,260

South Korea | 2.2%
LG Household & Health Care, Ltd.	75	83,908

Spain | 1.3%
Industria de Diseno Textil SA	1,920	50,763

Sweden | 4.5%
Assa Abloy AB, Class B	4,818	97,826
Hexagon AB, B Shares (*)	1,317	76,763
		174,589
Switzerland | 5.3%
Geberit AG	162	80,993
Partners Group Holding AG	139	125,871
		206,864
Taiwan | 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,369	134,488

The accompanying notes are an integral part of these financial statements.

94   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio (concluded)

United Kingdom | 14.9%
Bunzl PLC	2,448	$65,633
Compass Group PLC	3,398	46,747
Dechra Pharmaceuticals PLC	1,685	59,368
Diageo PLC	2,934	97,391
Intertek Group PLC	1,108	74,587
London Stock Exchange Group PLC	1,081	111,823
Prudential PLC	2,258	34,005
RELX PLC	3,939	91,043
		580,597
United States | 3.2%
Aon PLC, Class A	647	124,612

Total Common Stocks
(Cost $3,193,709)		3,844,384

Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $83,352)	83,352	83,352

Total Investments | 100.7%
(Cost $3,277,061)		$3,927,736

Liabilities in Excess of Cash and Other Assets | (0.7)%		(27,605)

Net Assets | 100.0%		$3,900,131

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   95

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 98.3%

Australia | 3.3%
Bravura Solutions, Ltd.	203,341	$638,015
carsales.com, Ltd.	33,635	413,793
Domino’s Pizza Enterprises, Ltd.	6,756	320,651
		1,372,459
Austria | 1.3%
BAWAG Group AG (*)	15,617	538,444

Belgium | 5.0%
Barco NV	2,691	473,773
Fagron	24,763	520,427
Kinepolis Group NV (*)	10,809	488,176
Shurgard Self Storage SA	14,724	553,001
		2,035,377
Canada | 3.5%
Altus Group, Ltd.	9,646	289,820
Stelco Holdings, Inc.	52,094	293,547
The Descartes Systems Group, Inc. (*)	6,562	346,419
WPT Industrial Real Estate Investment Trust	39,971	515,626
		1,445,412
Denmark | 1.4%
Royal Unibrew A/S (*)	7,013	583,086

Finland | 2.6%
Altia Oyj	54,503	488,493
Kojamo Oyj	26,858	566,798
		1,055,291
France | 1.4%
Chargeurs SA	13,401	200,510
Kaufman & Broad SA	10,649	366,867
		567,377

The accompanying notes are an integral part of these financial statements.

96   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (continued)

Germany | 12.4%
Aroundtown SA (*)	107,663	$616,235
CompuGroup Medical SE & Co. KgaA	4,864	382,478
Dermapharm Holding SE	15,956	794,110
Flatex AG (*)	22,219	1,134,999
JOST Werke AG (*)	15,115	509,788
LEG Immobilien AG	4,152	526,761
PATRIZIA AG	20,399	493,816
Teamviewer AG (*)	11,553	630,313
		5,088,500
Greece | 0.9%
JUMBO SA	20,027	361,114

India | 0.9%
Jubilant Life Sciences, Ltd.	44,640	390,063

Ireland | 1.1%
Dalata Hotel Group PLC	143,273	458,129

Israel | 0.9%
Israel Discount Bank, Ltd., Class A	117,455	359,398

Italy | 3.8%
Banca Generali SpA	18,140	542,567
Cerved Group SpA (*)	54,912	394,110
Italgas SpA	105,373	611,434
		1,548,111
Japan | 25.1%
Ariake Japan Co., Ltd.	7,300	464,234
ARTERIA Networks Corp.	41,800	741,893
Broadleaf Co., Ltd.	78,400	383,184
Curves Holdings Co., Ltd. (*)	41,900	230,638
Daiseki Co., Ltd.	17,600	468,724
Digital Garage, Inc.	15,100	480,746
GMO internet, Inc.	23,500	648,691
Industrial & Infrastructure Fund Investment Corp. REIT	374	602,199

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   97

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (continued)

Jafco Co., Ltd.	16,000	$539,614
Japan Lifeline Co., Ltd.	40,100	529,354
KOMEDA Holdings Co., Ltd.	27,700	469,687
Nippon Shinyaku Co., Ltd.	5,200	422,838
Open House Co., Ltd.	20,900	715,956
Sanwa Holdings Corp.	49,100	438,360
TechnoPro Holdings, Inc.	9,245	535,252
Trend Micro, Inc.	6,700	374,179
Trusco Nakayama Corp.	19,000	491,943
Tsuruha Holdings, Inc.	5,000	688,246
USS Co., Ltd.	31,300	500,050
Zenkoku Hosho Co., Ltd.	15,142	569,067
		10,294,855
Jersey | 1.9%
JTC PLC	138,657	797,603

Luxembourg | 1.1%
Stabilus SA	8,474	443,864

Netherlands | 4.7%
Aalberts NV	12,062	394,859
Arcadis NV (*)	16,302	294,434
ASM International NV	5,607	864,754
Van Lanschot Kempen NV	26,842	389,115
		1,943,162
New Zealand | 1.0%
Freightways, Ltd.	86,153	401,632

Norway | 0.5%
TGS NOPEC Geophysical Co. ASA	13,059	189,450

Singapore | 0.9%
XP Power, Ltd.	8,804	388,534

Spain | 0.9%
Merlin Properties Socimi SA REIT	42,903	355,364

The accompanying notes are an integral part of these financial statements.

98   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (continued)

Sweden | 8.0%
Getinge AB, B Shares	20,680	$383,283
Granges AB (*)	46,589	368,327
Karnov Group AB	158,756	945,155
Lifco AB, B Shares	6,327	400,105
Lindab International AB	40,357	472,279
Stillfront Group AB (*)	7,831	700,085
		3,269,234
Switzerland | 1.1%
Kardex Holding AG	2,527	460,256

United Kingdom | 13.8%
Ascential PLC	108,497	388,890
Auto Trader Group PLC	79,123	515,534
Bellway PLC	13,742	432,990
Britvic PLC	42,653	406,623
Dechra Pharmaceuticals PLC	9,040	318,510
Electrocomponents PLC	58,739	487,768
GB Group PLC	29,649	246,743
Hunting PLC	129,772	341,445
JD Sports Fashion PLC	40,253	309,939
Pennon Group PLC	47,897	663,355
Polypipe Group PLC	78,481	420,262
Rentokil Initial PLC	63,346	399,467
Rightmove PLC	47,656	322,066
Smart Metering Systems PLC	58,379	428,222
		5,681,814
United States | 0.8%
Nexteer Automotive Group, Ltd.	479,000	331,726

Total Common Stocks (Cost $38,477,544)		40,360,255

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   99

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)

Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $680,379)	680,379	$680,379

Total Investments | 100.0% (Cost $39,157,923)		$41,040,634

Liabilities in Excess of Cash and Other Assets | 0.0%		(5,676)

Net Assets | 100.0%		$41,034,958

The accompanying notes are an integral part of these financial statements.

100   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio

Common Stocks | 93.2%

Brazil | 0.5%
Lojas Renner SA	3,318,200	$25,505,371

Canada | 6.0%
CAE, Inc.	6,198,651	100,540,877
National Bank of Canada	1,988,901	90,127,570
Suncor Energy, Inc.	2,640,682	44,523,579
TMX Group, Ltd.	598,946	59,219,595
		294,411,621
China | 4.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	288,337	62,194,291
Autohome, Inc. ADR	453,775	34,260,012
Ping An Bank Co., Ltd., Class A	19,564,647	35,245,346
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,360,463	43,548,187
Tencent Holdings, Ltd.	598,440	38,440,080
		213,687,916
Denmark | 3.1%
Carlsberg A/S, Class B	562,738	74,337,663
Genmab A/S (*)	231,997	77,607,934
		151,945,597
Finland | 1.6%
Sampo Oyj, A Shares	2,331,083	80,087,028

France | 10.0%
Alstom SA	533,721	24,790,275
Engie SA (*)	8,968,053	110,695,539
Safran SA (*)	710,159	71,038,795
Sanofi	1,817,749	184,935,985
Vivendi SA	4,048,406	103,765,377
		495,225,971

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   101

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Germany | 7.6%
Beiersdorf AG	893,539	$101,376,325
Infineon Technologies AG	1,789,011	41,815,072
Rational AG	57,577	32,201,453
SAP SE	804,899	112,038,320
Vonovia SE	1,447,887	88,692,971
		376,124,141
Hong Kong | 1.8%
ESR Cayman, Ltd. (*)	22,635,400	53,698,412
Sands China, Ltd.	9,513,200	37,227,280
		90,925,692
India | 0.8%
Housing Development Finance Corp., Ltd.	1,690,247	39,646,505

Ireland | 1.2%
Ryanair Holdings PLC Sponsored ADR (*)	926,686	61,476,349

Israel | 1.7%
Bank Leumi Le-Israel BM	16,136,704	81,309,250

Italy | 2.5%
Enel SpA	14,115,460	121,607,087

Japan | 13.2%
AEON Financial Service Co., Ltd.	2,838,275	30,958,990
en-japan, Inc.	148,197	3,654,794
FANUC Corp.	348,300	62,238,656
Kao Corp.	1,187,753	94,031,178
Makita Corp.	2,916,691	105,925,428
Nexon Co., Ltd.	3,933,035	88,830,449
Nintendo Co., Ltd.	346,750	154,291,612
Suzuki Motor Corp.	1,730,372	58,711,727
Yamaha Corp.	1,052,972	49,539,637
		648,182,471
Mexico | 1.1%
Arca Continental SAB de CV	11,931,200	52,299,089

The accompanying notes are an integral part of these financial statements.

102   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Netherlands | 1.0%
JDE Peet’s BV (*)	1,208,602	$48,991,727

Norway | 1.0%
Equinor ASA	3,580,636	50,921,151

Portugal | 0.8%
Energias de Portugal SA	8,023,061	38,262,857

Spain | 2.7%
Bankinter SA	2,144,170	10,208,045
Industria de Diseno Textil SA	2,164,644	57,231,576
Siemens Gamesa Renewable Energy SA (*)	3,646,306	64,534,298
		131,973,919
Sweden | 0.8%
Hexagon AB, B Shares (*)	687,064	40,046,555

Switzerland | 9.9%
ABB, Ltd.	5,599,783	125,869,445
Alcon, Inc. (*)	981,112	56,214,015
Idorsia, Ltd. (*)	788,811	25,183,949
Julius Baer Group, Ltd.	1,732,141	72,360,220
Novartis AG	1,692,518	147,064,008
Partners Group Holding AG	68,834	62,332,672
		489,024,309
United Kingdom | 14.4%
Coca-Cola European Partners PLC	1,934,532	73,166,240
Compass Group PLC	3,268,888	44,970,497
Diageo PLC	612,385	20,327,479
Informa PLC	13,240,964	77,040,305
InterContinental Hotels Group PLC	1,056,906	46,845,715
Linde PLC (*)	245,462	51,666,690
Prudential PLC	4,979,033	74,982,576
RELX PLC	4,239,340	98,120,689
Rio Tinto PLC	2,372,898	133,522,873
Tesco PLC	31,484,310	88,897,511
		709,540,575

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   103

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (concluded)

United States | 7.2%
Accenture PLC, Class A	402,156	$86,350,936
Aon PLC, Class A	754,880	145,389,888
Medtronic PLC	1,326,671	121,655,731
		353,396,555
Total Common Stocks (Cost $4,221,779,596)		4,594,591,736

Preferred Stocks | 2.6%

Germany | 2.6%
Volkswagen AG (Cost $151,473,410)	837,374	126,634,514

Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $79,445,035)	79,445,035	79,445,035

Total Investments | 97.4% (Cost $4,452,698,041)		$4,800,671,285

Cash and Other Assets in Excess of Liabilities | 2.6%		127,150,095

Net Assets | 100.0%		$4,927,821,380

The accompanying notes are an integral part of these financial statements.

104   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Managed Equity Volatility Portfolio

Common Stocks | 97.2%

Australia | 4.5%
AGL Energy, Ltd.	20,465	$241,365
ASX, Ltd.	7,781	459,787
Aurizon Holdings, Ltd.	23,205	79,007
BHP Group, Ltd.	3,157	78,347
CSL, Ltd.	1,245	246,825
Fortescue Metals Group, Ltd.	21,455	205,865
Technology One, Ltd.	13,040	79,291
		1,390,487
Belgium | 0.6%
Colruyt SA	1,664	91,500
Telenet Group Holding NV	1,969	80,968
		172,468
Canada | 0.3%
Quebecor, Inc., Class B	4,134	88,825

Denmark | 2.4%
Coloplast A/S, Class B	2,701	418,733
Novo Nordisk A/S, Class B	5,188	335,721
		754,454
Finland | 0.3%
Elisa Oyj	1,558	94,703

France | 0.6%
L’Oreal SA (*)	264	84,636
Orange SA	7,632	91,173
		175,809
Hong Kong | 1.0%
Hysan Development Co., Ltd.	23,000	74,157
Sun Hung Kai Properties, Ltd.	12,500	159,303
WH Group, Ltd.	86,500	74,233
		307,693

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   105

		Fair
Description	Shares	Value

Lazard Managed Equity Volatility Portfolio (continued)

Japan | 16.4%
Ajinomoto Co., Inc.	9,000	$149,526
Chubu Electric Power Co., Inc.	16,100	202,510
Dai-ichi Life Holdings, Inc.	9,000	107,188
Daito Trust Construction Co., Ltd.	2,200	202,136
Daiwa House Industry Co., Ltd.	6,800	160,382
Daiwa Securities Group, Inc.	22,100	92,195
East Japan Railway Co.	4,300	297,989
Electric Power Development Co., Ltd.	12,700	240,782
Fuji Media Holdings, Inc.	4,700	45,254
Japan Post Holdings Co., Ltd.	17,100	121,598
Kaken Pharmaceutical Co., Ltd.	1,400	71,543
Kandenko Co., Ltd.	7,800	66,321
Kao Corp.	2,800	221,668
KDDI Corp.	6,800	203,883
Kyudenko Corp.	4,000	117,976
Lawson, Inc.	1,800	90,253
McDonald’s Holdings Co. Japan, Ltd.	5,900	318,286
Mitsubishi Heavy Industries, Ltd.	3,400	80,208
Mitsubishi UFJ Financial Group, Inc.	17,700	69,228
MS&AD Insurance Group Holdings, Inc.	3,800	104,358
Nintendo Co., Ltd.	100	44,497
NTT DOCOMO, Inc.	14,000	373,470
Ono Pharmaceutical Co., Ltd.	2,600	75,627
Rengo Co., Ltd.	9,100	74,072
Resona Holdings, Inc.	21,900	74,729
Sankyu, Inc.	3,100	116,470
Seven & I Holdings Co., Ltd.	8,700	283,915
Sugi Holdings Co., Ltd.	1,800	121,765
Sumitomo Mitsui Trust Holdings, Inc.	2,300	64,551
Sundrug Co., Ltd.	2,100	69,386
The Chiba Bank, Ltd.	18,200	85,787
The Gunma Bank, Ltd.	26,600	84,376
The Hachijuni Bank, Ltd.	22,000	83,446
The Kansai Electric Power Co., Inc.	7,400	71,703
The Shizuoka Bank, Ltd.	11,700	75,203

The accompanying notes are an integral part of these financial statements.

106   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Managed Equity Volatility Portfolio (continued)

Tohoku Electric Power Co., Inc.	12,600	$119,826
West Japan Railway Co.	3,700	207,469
Yaoko Co., Ltd.	1,500	107,054
		5,096,630
Netherlands | 1.9%
Flow Traders	4,479	160,152
Koninklijke Ahold Delhaize NV	13,325	362,857
Royal Dutch Shell PLC, A Shares	3,337	53,099
		576,108
New Zealand | 0.6%
Fisher & Paykel Healthcare Corp., Ltd., Class C	8,405	194,366

Norway | 1.3%
Orkla ASA	23,845	209,011
Telenor ASA	13,302	193,790
		402,801
Spain | 0.4%
Corporacion Financiera Alba SA	556	22,563
Viscofan SA	1,535	100,113
		122,676
Sweden | 0.9%
Axfood AB	7,733	168,703
Swedish Match AB	1,764	123,859
		292,562
Switzerland | 4.4%
Galenica AG	1,494	106,804
Novartis AG	4,903	426,025
Roche Holding AG	1,990	689,001
Swisscom AG	303	158,474
		1,380,304
United Kingdom | 2.4%
BT Group PLC	44,118	62,268
GlaxoSmithKline PLC	3,538	71,687
RELX PLC	17,431	403,445
SSE PLC	4,381	73,969
Wm Morrison Supermarkets PLC	57,922	136,643
		748,012

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   107

		Fair
Description	Shares	Value

Lazard Managed Equity Volatility Portfolio (continued)

United States | 59.2%
3M Co.	2,963	$462,198
AbbVie, Inc.	2,023	198,618
Accenture PLC, Class A	915	196,469
Adobe, Inc. (*)	465	202,419
Akamai Technologies, Inc. (*)	1,817	194,583
Allegion PLC	1,263	129,104
Alphabet, Inc., Class C (*)	96	135,707
Amdocs, Ltd.	1,159	70,560
American States Water Co.	1,097	86,257
American Tower Corp. REIT	762	197,007
AmerisourceBergen Corp.	1,529	154,077
Amgen, Inc.	854	201,424
Aon PLC, Class A	1,556	299,686
Apple, Inc.	559	203,923
AT&T, Inc.	4,873	147,311
Baxter International, Inc.	1,726	148,609
Best Buy Co., Inc.	864	75,401
Booz Allen Hamilton Holding Corp.	3,713	288,834
Bristol-Myers Squibb Co.	4,487	263,836
Burlington Stores, Inc. (*)	399	78,575
Cabot Oil & Gas Corp.	4,999	85,883
Cadence Design Systems, Inc. (*)	1,728	165,819
Campbell Soup Co.	7,200	357,336
Cboe Global Markets, Inc.	592	55,222
Church & Dwight Co., Inc.	3,431	265,216
Ciena Corp. (*)	1,673	90,610
Cisco Systems, Inc.	6,917	322,609
Citrix Systems, Inc.	2,117	313,125
Comcast Corp., Class A	5,875	229,008
Costco Wholesale Corp.	260	78,835
Cummins, Inc.	450	77,967
CVS Health Corp.	1,778	115,517
DaVita, Inc. (*)	1,314	103,990
Dollar General Corp.	1,680	320,057
Easterly Government Properties, Inc. REIT	3,201	74,007

The accompanying notes are an integral part of these financial statements.

108   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Managed Equity Volatility Portfolio (continued)

Edwards Lifesciences Corp. (*)	1,022	$70,630
Electronic Arts, Inc. (*)	1,387	183,153
Eli Lilly & Co.	2,021	331,808
F5 Networks, Inc. (*)	1,134	158,170
Facebook, Inc., Class A (*)	1,155	262,266
FactSet Research Systems, Inc.	378	124,162
Flowers Foods, Inc.	3,166	70,792
General Mills, Inc.	7,441	458,738
Gilead Sciences, Inc.	3,035	233,513
Hormel Foods Corp.	7,950	383,746
Intuit, Inc.	701	207,629
Jack Henry & Associates, Inc.	1,322	243,288
Johnson & Johnson	3,447	484,752
Kellogg Co.	3,836	253,406
Kimberly-Clark Corp.	3,144	444,404
Lockheed Martin Corp.	1,219	444,837
McKesson Corp.	560	85,915
Merck & Co., Inc.	5,591	432,352
Microsoft Corp.	995	202,492
National Fuel Gas Co.	3,253	136,398
NIKE, Inc., Class B	1,248	122,366
Northrop Grumman Corp.	827	254,253
PepsiCo, Inc.	3,191	422,042
Pfizer, Inc.	6,376	208,495
Pool Corp.	477	129,682
Public Service Enterprise Group, Inc.	4,389	215,763
QUALCOMM, Inc.	1,837	167,553
Regeneron Pharmaceuticals, Inc. (*)	132	82,322
Republic Services, Inc.	1,830	150,152
S&P Global, Inc.	245	80,723
Silgan Holdings, Inc.	12,532	405,911
Southwest Gas Holdings, Inc.	1,136	78,441
Sprouts Farmers Market, Inc. (*)	2,950	75,491
Synopsys, Inc. (*)	1,103	215,085
Target Corp.	2,389	286,513
TD Ameritrade Holding Corp.	2,027	73,742

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   109

		Fair
Description	Shares	Value

Lazard Managed Equity Volatility Portfolio (concluded)

The Clorox Co.	2,209	$484,588
The Hershey Co.	3,141	407,136
The Kroger Co.	4,597	155,608
The Procter & Gamble Co.	4,018	480,432
The Progressive Corp.	1,160	92,928
The TJX Cos., Inc.	1,709	86,407
Thermo Fisher Scientific, Inc.	218	78,990
Tractor Supply Co.	1,250	164,738
UnitedHealth Group, Inc.	438	129,188
Verizon Communications, Inc.	8,207	452,452
Vertex Pharmaceuticals, Inc. (*)	283	82,158
Walmart, Inc.	3,615	433,005
Waste Management, Inc.	663	70,218
WEC Energy Group, Inc.	2,780	243,667
Weis Markets, Inc.	2,002	100,340
West Pharmaceutical Services, Inc.	343	77,919
WW Grainger, Inc.	290	91,106
Xcel Energy, Inc.	1,331	83,188
Zoetis, Inc.	616	84,417
		18,369,269
Total Common Stocks (Cost $28,951,287)		30,167,167

Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $655,254)	655,254	655,254

Total Investments | 99.3% (Cost $29,606,541)		$30,822,421

Cash and Other Assets in Excess of Liabilities | 0.7%		209,588

Net Assets | 100.0%		$31,032,009

The accompanying notes are an integral part of these financial statements.

110   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 99.0%

Building Products | 4.3%
Armstrong World Industries, Inc.	953,658	$74,347,178

Capital Markets | 9.9%
Intercontinental Exchange, Inc.	886,001	81,157,692
S&P Global, Inc.	271,277	89,380,346
		170,538,038
Commercial Services & Supplies | 3.1%
Waste Management, Inc.	505,892	53,579,022

Communications Equipment | 3.6%
Motorola Solutions, Inc.	439,059	61,525,338

Construction Materials | 4.7%
Vulcan Materials Co.	691,048	80,057,911

Electronic Equipment, Instruments & Components | 3.0%
CDW Corp.	159,456	18,525,598
Zebra Technologies Corp., Class A (*)	131,000	33,529,450
		52,055,048
Entertainment | 1.1%
Electronic Arts, Inc. (*)	138,937	18,346,631

Equity Real Estate Investment Trusts (REITs) | 9.4%
Crown Castle International Corp.	432,029	72,300,053
Public Storagess	467,935	89,792,047
		162,092,100
Health Care Equipment & Supplies | 13.9%
Baxter International, Inc.	1,094,720	94,255,392
Medtronic PLC	1,574,466	144,378,532
		238,633,924

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   111

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (continued)

Hotels, Restaurants & Leisure | 6.8%
McDonald’s Corp.	449,745	$82,964,460
Starbucks Corp.	466,733	34,346,882
		117,311,342
Interactive Media & Services | 8.5%
Alphabet, Inc., Class A (*)	102,583	145,467,823

IT Services | 9.7%
Fiserv, Inc. (*)	1,301,850	127,086,597
Visa, Inc., Class A	200,401	38,711,461
		165,798,058
Leisure Products | 2.2%
Brunswick Corp.	593,422	37,984,942

Multiline Retail | 1.1%
Dollar Tree, Inc. (*)	196,615	18,222,278

Road & Rail | 1.9%
Norfolk Southern Corp.	188,062	33,018,045

Semiconductors & Semiconductor Equipment | 11.1%
Analog Devices, Inc.	904,316	110,905,314
Skyworks Solutions, Inc.	617,079	78,899,721
		189,805,035
Specialty Retail | 4.7%
Lowe’s Cos., Inc.	598,654	80,890,128

Total Common Stocks (Cost $1,375,361,616)		1,699,672,841

The accompanying notes are an integral part of these financial statements.

112   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (concluded)

Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $16,448,079)	16,448,079	$16,448,079

Total Investments | 100.0% (Cost $1,391,809,695)		$1,716,120,920

Cash and Other Assets in Excess of Liabilities | 0.0%		55,541

Net Assets | 100.0%		$1,716,176,461

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   113

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio

Common Stocks | 98.8%

Auto Components | 0.9%
Aptiv PLC	4,336	$337,861

Banks | 5.4%
Bank of America Corp.	34,186	811,918
Commerce Bancshares, Inc.	9,467	563,002
JPMorgan Chase & Co.	7,900	743,074
		2,117,994
Beverages | 3.2%
The Coca-Cola Co.	28,168	1,258,546

Capital Markets | 4.8%
Intercontinental Exchange, Inc.	20,816	1,906,746

Communications Equipment | 3.2%
Cisco Systems, Inc.	27,570	1,285,865

Entertainment | 1.6%
Electronic Arts, Inc. (*)	4,653	614,429

Health Care Equipment & Supplies | 10.1%
Danaher Corp.	12,473	2,205,601
Medtronic PLC	19,690	1,805,573
		4,011,174
Hotels, Restaurants & Leisure | 6.8%
McDonald’s Corp.	10,621	1,959,256
Starbucks Corp.	10,054	739,874
		2,699,130
Household Products | 4.1%
The Procter & Gamble Co.	13,453	1,608,575

Industrial Conglomerates | 3.9%
Honeywell International, Inc.	10,568	1,528,027

The accompanying notes are an integral part of these financial statements.

114   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (continued)

Insurance | 3.2%
Marsh & McLennan Cos., Inc.	11,641	$1,249,894

Interactive Media & Services | 7.3%
Alphabet, Inc., Class A (*)	2,045	2,899,912

IT Services | 4.3%
Visa, Inc., Class A	8,758	1,691,783

Life Sciences Tools & Services | 1.8%
IQVIA Holdings, Inc. (*)	4,976	705,995

Oil, Gas & Consumable Fuels | 1.6%
ConocoPhillips	14,640	615,173

Pharmaceuticals | 6.4%
Johnson & Johnson	17,948	2,524,027

Road & Rail | 4.1%
Norfolk Southern Corp.	9,327	1,637,541

Semiconductors & Semiconductor Equipment | 4.6%
Analog Devices, Inc.	14,979	1,837,025

Software | 7.7%
Microsoft Corp.	14,985	3,049,597

Specialty Retail | 7.3%
Lowe’s Cos., Inc.	16,529	2,233,398
Ross Stores, Inc.	7,825	667,003
		2,900,401
Technology Hardware, Storage & Peripherals | 6.5%
Apple, Inc.	7,066	2,577,677

Total Common Stocks (Cost $28,349,665)		39,057,372

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   115

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (concluded)

Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $490,775)	490,775	$490,775

Total Investments | 100.0% (Cost $28,840,440)		$39,548,147

Cash and Other Assets in Excess of Liabilities | 0.0%		8,434

Net Assets | 100.0%		$39,556,581

The accompanying notes are an integral part of these financial statements.

116   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio

Common Stocks | 96.4%

Aerospace & Defense | 1.3%
Curtiss-Wright Corp.	15,326	$1,368,305

Air Freight & Logistics | 1.5%
Echo Global Logistics, Inc. (*)	74,605	1,612,960

Airlines | 0.7%
Alaska Air Group, Inc.	20,980	760,735

Banks | 6.5%
Citizens Financial Group, Inc.	42,022	1,060,635
Comerica, Inc.	24,313	926,326
Commerce Bancshares, Inc.	22,096	1,314,049
Home BancShares, Inc.	97,090	1,493,244
PacWest Bancorp	35,886	707,313
TCF Financial Corp.	49,690	1,461,880
		6,963,447
Biotechnology | 3.9%
Emergent Biosolutions, Inc. (*)	15,770	1,247,092
Exelixis, Inc. (*)	65,531	1,555,706
United Therapeutics Corp. (*)	11,494	1,390,774
		4,193,572
Building Products | 2.8%
Armstrong World Industries, Inc.	21,282	1,659,145
PGT Innovations, Inc. (*)	85,620	1,342,521
		3,001,666
Capital Markets | 2.0%
Morningstar, Inc.	15,235	2,147,678

Chemicals | 2.6%
Ingevity Corp. (*)	23,652	1,243,386
Innospec, Inc.	20,497	1,583,393
		2,826,779

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   117

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Communications Equipment | 2.9%
Ciena Corp. (*)	23,935	$1,296,320
F5 Networks, Inc. (*)	13,020	1,816,029
		3,112,349
Construction & Engineering | 1.8%
Valmont Industries, Inc.	16,838	1,913,134

Construction Materials | 1.1%
Eagle Materials, Inc.	16,737	1,175,272

Containers & Packaging | 3.0%
Avery Dennison Corp.	13,296	1,516,941
Graphic Packaging Holding Co.	124,546	1,742,398
		3,259,339
Electric Utilities | 1.5%
PNM Resources, Inc.	42,254	1,624,244

Electrical Equipment | 2.0%
Atkore International Group, Inc. (*)	44,505	1,217,212
EnerSys	14,373	925,333
		2,142,545

Electronic Equipment, Instruments & Components | 1.5%
Zebra Technologies Corp., Class A (*)	6,204	1,587,914

Energy Equipment & Services | 1.2%
Cactus, Inc., Class A	62,401	1,287,333

Entertainment | 1.6%
Take-Two Interactive Software, Inc. (*)	7,779	1,085,715
The Marcus Corp.	44,775	594,164
		1,679,879

The accompanying notes are an integral part of these financial statements.

118   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Equity Real Estate Investment Trusts (REITs) | 9.2%
Alexandria Real Estate Equities, Inc.	13,025	$2,113,306
Camden Property Trust	22,455	2,048,345
Healthcare Realty Trust, Inc.	61,765	1,809,097
Hudson Pacific Properties, Inc.	36,272	912,604
Kilroy Realty Corp.	14,910	875,217
PS Business Parks, Inc.	15,885	2,103,174
		9,861,743
Food & Staples Retailing | 1.4%
Casey’s General Stores, Inc.	10,095	1,509,404

Food Products | 1.1%
Flowers Foods, Inc.	53,814	1,203,281

Health Care Equipment & Supplies | 1.6%
STERIS PLC	11,075	1,699,348

Health Care Providers & Services | 3.1%
Henry Schein, Inc. (*)	28,272	1,650,802
Laboratory Corp. of America Holdings (*)	10,427	1,732,029
		3,382,831
Hotels, Restaurants & Leisure | 1.4%
Wyndham Hotels & Resorts, Inc.	36,268	1,545,742

Household Durables | 2.4%
Helen of Troy, Ltd. (*)	7,175	1,352,918
Leggett & Platt, Inc.	36,120	1,269,618
		2,622,536
Industrial Conglomerates | 1.3%
Carlisle Cos., Inc.	11,742	1,405,165

Insurance | 4.1%
Arch Capital Group, Ltd. (*)	59,458	1,703,472
Brown & Brown, Inc.	45,322	1,847,325
Reinsurance Group of America, Inc.	11,778	923,866
		4,474,663

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   119

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Interactive Media & Services | 0.7%
Cars.com, Inc. (*)	128,394	$739,549

IT Services | 2.8%
Leidos Holdings, Inc.	20,086	1,881,456
NIC, Inc.	49,269	1,131,216
		3,012,672
Leisure Products | 1.5%
Brunswick Corp.	25,139	1,609,147

Life Sciences Tools & Services | 4.8%
Adaptive Biotechnologies Corp. (*)	39,685	1,919,960
Charles River Laboratories International, Inc. (*)	10,445	1,821,086
ICON PLC (*)	8,530	1,436,964
		5,178,010
Machinery | 3.2%
Altra Industrial Motion Corp.	30,798	981,224
Ingersoll Rand, Inc. (*)	33,330	937,240
TriMas Corp. (*)	62,165	1,488,852
		3,407,316
Pharmaceuticals | 1.6%
Catalent, Inc. (*)	23,664	1,734,571

Professional Services | 0.8%
FTI Consulting, Inc. (*)	7,156	819,720

Semiconductors & Semiconductor Equipment | 4.5%
Cabot Microelectronics Corp.	11,462	1,599,407
Maxim Integrated Products, Inc.	26,870	1,628,591
MKS Instruments, Inc.	14,099	1,596,571
		4,824,569
Software | 6.5%
j2 Global, Inc. (*)	24,271	1,534,170
Palo Alto Networks, Inc. (*)	4,054	931,082
PTC, Inc. (*)	22,748	1,769,567

The accompanying notes are an integral part of these financial statements.

120   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (concluded)

RealPage, Inc. (*)	17,617	$1,145,281
SolarWinds Corp. (*)	89,451	1,580,599
		6,960,699
Specialty Retail | 2.6%
Floor & Decor Holdings, Inc., Class A (*)	31,348	1,807,212
The Children’s Place, Inc.	25,352	948,672
		2,755,884
Textiles, Apparel & Luxury Goods | 1.7%
Carter’s, Inc.	17,501	1,412,331
Tapestry, Inc.	34,671	460,431
		1,872,762
Trading Companies & Distributors | 1.0%
Air Lease Corp.	37,895	1,109,945

Water Utilities | 1.2%
California Water Service Group	28,069	1,338,891

Total Common Stocks (Cost $99,434,566)		103,725,599

Total Investments | 96.4% (Cost $99,434,566)		$103,725,599

Cash and Other Assets in Excess of Liabilities | 3.6%		3,859,347

Net Assets | 100.0%		$107,584,946

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   121

		Fair
Description	Shares	Value

Lazard US Sustainable Equity Portfolio

Common Stocks | 97.7%

Auto Components | 0.8%
Aptiv PLC	504	$39,271

Banks | 6.0%
Commerce Bancshares, Inc.	2,349	139,695
The PNC Financial Services Group, Inc.	1,546	162,655
		302,350
Capital Markets | 4.0%
Intercontinental Exchange, Inc.	1,598	146,377
The Charles Schwab Corp.	1,563	52,735
		199,112
Chemicals | 2.1%
Ecolab, Inc.	538	107,035

Commercial Services & Supplies | 3.3%
MSA Safety, Inc.	299	34,218
Waste Management, Inc.	1,230	130,269
		164,487
Communications Equipment | 4.2%
Cisco Systems, Inc.	3,494	162,960
Motorola Solutions, Inc.	325	45,542
		208,502
Containers & Packaging | 2.1%
Ball Corp.	1,504	104,513

Electrical Equipment | 3.1%
Rockwell Automation, Inc.	735	156,555

Entertainment | 1.4%
The Walt Disney Co.	649	72,370

Equity Real Estate Investment Trusts (REITs) | 2.6%
Prologis, Inc.	1,393	130,009

The accompanying notes are an integral part of these financial statements.

122   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard US Sustainable Equity Portfolio (continued)

Health Care Equipment & Supplies | 7.7%
Danaher Corp.	923	$163,214
Envista Holdings Corp. (*)	1,220	25,730
Medtronic PLC	2,110	193,487
		382,431
Health Care Providers & Services | 4.8%
Humana, Inc.	171	66,305
Laboratory Corp. of America Holdings (*)	581	96,510
UnitedHealth Group, Inc.	256	75,507
		238,322
Hotels, Restaurants & Leisure | 2.2%
Starbucks Corp.	1,478	108,766

Household Products | 3.0%
The Procter & Gamble Co.	1,256	150,180

IT Services | 6.8%
Accenture PLC, Class A	769	165,120
Visa, Inc., Class A	906	175,012
		340,132
Life Sciences Tools & Services | 4.9%
Agilent Technologies, Inc.	743	65,659
IQVIA Holdings, Inc. (*)	487	69,095
Thermo Fisher Scientific, Inc.	299	109,237
		243,991
Machinery | 2.6%
Deere & Co.	461	72,446
Watts Water Technologies, Inc., Class A	359	29,079
Xylem, Inc.	461	29,947
		131,472
Multiline Retail | 2.9%
Dollar General Corp.	763	145,359

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   123

		Fair
Description	Shares	Value

Lazard US Sustainable Equity Portfolio (concluded)

Pharmaceuticals | 7.7%
Johnson & Johnson	1,094	$153,849
Pfizer, Inc.	3,955	129,329
Zoetis, Inc.	760	104,150
		387,328
Road & Rail | 2.6%
Norfolk Southern Corp.	726	127,464

Semiconductors & Semiconductor Equipment | 5.1%
Analog Devices, Inc.	948	116,263
Applied Materials, Inc.	923	55,795
Texas Instruments, Inc.	641	81,388
		253,446
Software | 12.1%
Intuit, Inc.	231	68,420
Microsoft Corp.	1,991	405,189
Palo Alto Networks, Inc. (*)	154	35,369
salesforce.com, Inc. (*)	513	96,100
		605,078
Specialty Retail | 5.7%
Ross Stores, Inc.	726	61,884
The Home Depot, Inc.	897	224,708
		286,592
Total Common Stocks (Cost $4,884,313)		4,884,765

Total Investments | 97.7% (Cost $4,884,313)		$4,884,765

Cash and Other Assets in Excess of Liabilities | 2.3%		115,687

Net Assets | 100.0%		$5,000,452

The accompanying notes are an integral part of these financial statements.

124   Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2020 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy—see Note 9 in the Notes to Financial Statements.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2020, these securities amounted to 0.6% of the net assets of Emerging Markets Equity Advantage Portfolio.
(^)	Refer to Note 5 in the Notes to Financial Statements for further details related to holdings of 5% voting securities of portfolio companies.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
PJSC	— Public Joint Stock Company
REIT	— Real Estate Investment Trust

Currency Abbreviations:
AUD	— Australian Dollar	GBP	— British Pound Sterling
CAD	— Canadian Dollar	HKD	— Hong- Kong Dollar
EUR	— Euro	USD	— United States Dollar

Counterparty Abbreviations:
BNP	— BNP Paribas	MEL	— The Bank of New York Mellon Corp.
CAN	— Canadian Imperial Bank of Commerce	RBC	— Royal Bank of Canada
CIT	— Citibank NA	SCB	— Standard Chartered Bank
HSB	— HSBC Bank USA NA	SSB	— State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   125

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	—%	—%	—%
Air Freight & Logistics	1.3	—	—	1.9
Airlines	—	0.3	—	—
Auto Components	2.1	0.4	0.3	0.8
Automobiles	—	0.9	0.6	0.8
Banks	14.6	14.2	12.0	17.9
Beverages	2.1	3.1	1.7	1.9
Biotechnology	—	—	0.2	—
Building Products	—	—	0.3	—
Capital Markets	—	1.2	0.6	0.2
Chemicals	1.3	1.5	1.0	0.7
Commercial Services & Suppliers	—	—	0.6	0.3
Communications Equipment	0.9	0.7	0.5	0.3
Construction & Engineering	0.8	—	1.0	1.0
Construction Materials	0.6	1.7	1.9	1.6
Consumer Finance	0.6	—	0.1	0.2
Containers & Packaging	—	—	—	0.2
Diversified Consumer Services	1.7	2.3	0.6	0.5
Diversified Financial Services	—	—	0.2	0.3
Diversified Telecommunication Services	—	1.6	1.6	0.8
Electric Utilities	—	—	0.7	—
Electrical Equipment	1.7	—	0.4	0.5
Electronic Equipment, Instruments & Components	2.9	1.2	2.2	3.1
Entertainment	5.4	5.5	2.6	6.8
Food & Staples Retailing	—	—	2.0	0.4
Food Products	—	0.9	1.7	0.9
Gas Utilities	1.1	0.8	0.6	0.3
Health Care Equipment & Supplies	—	—	1.8	0.5
Health Care Providers & Services	0.9	0.4	0.4	0.7
Hotels, Restaurants & Leisure	2.1	1.0	0.2	0.8
Household Durables	—	0.7	0.7	0.6
Household Products	—	—	0.6	0.6
Independent Power & Renewable Electricity Producers	—	—	0.2	—
Industrial Conglomerates	—	0.6	0.2	0.6
Insurance	1.7	4.2	3.2	2.8
Interactive Media & Services	12.8	8.6	8.2	5.8
Internet & Direct Marketing Retail	7.3	9.6	11.9	4.5
IT Services	2.4	1.2	2.7	4.0
Leisure Products	—	—	—	—

The accompanying notes are an integral part of these financial statements.

126   Semi-Annual Report

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

—%	—%	0.7%	—%	1.6%
—	—	—	—	—
—	—	—	—	—
1.2	—	—	—	—
2.6	—	—	—	0.6
20.6	—	3.2	—	3.3
—	3.5	5.0	—	4.0
—	—	—	—	2.6
—	—	0.7	—	—
—	—	5.1	—	9.1
1.0	—	2.2	—	2.6
—	5.5	—	—	—
—	4.4	1.7	—	—
—	2.9	—	12.3	—
2.6	—	—	—	—
—	—	—	—	0.4
—	—	—	—	—
—	4.5	—	—	—
—	—	—	—	—
2.6	—	—	—	—
—	—	—	8.8	3.6
—	—	3.5	—	2.7
2.5	2.1	1.2	—	0.6
0.7	—	2.0	—	5.8
1.4	—	1.9	—	1.6
—	—	—	—	—
0.7	—	1.3	9.2	—
—	4.1	1.9	—	6.1
1.8	17.6	1.6	—	2.4
—	4.4	3.3	—	1.2
1.0	—	—	—	—
0.7	—	3.1	—	—
—	—	—	—	—
1.6	—	0.8	—	—
3.2	—	5.8	—	6.0
1.3	1.0	5.3	—	5.5
—	1.0	1.0	—	2.0
5.2	5.5	4.8	—	5.9
—	—	2.2	—	—

Semi-Annual Report   127

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio

Life Sciences Tools & Services	1.5%	0.8%	—%	—%
Machinery	4.5	1.7	0.8	3.7
Marine	—	—	0.4	0.2
Media	—	—	0.2	0.6
Metals & Mining	2.4	1.7	3.0	2.2
Multiline Retail	—	0.4	—	0.2
Multi-Utilities	—	—	—	—
Oil, Gas & Consumable Fuels	4.6	6.4	4.6	5.9
Paper & Forest Products	0.5	1.2	—	—
Personal Products	—	2.1	0.6	0.8
Pharmaceuticals	—	—	3.6	0.7
Professional Services	—	—	—	—
Real Estate Management & Development	—	1.7	1.1	0.6
Road & Rail	1.8	1.0	—	0.2
Semiconductors & Semiconductor Equipment	8.9	8.6	7.8	7.5
Software	—	—	0.6	—
Specialty Retail	0.8	0.5	0.2	0.8
Technology Hardware, Storage & Peripherals	6.4	6.5	6.5	5.8
Textiles, Apparel & Luxury Goods	0.9	1.3	0.8	0.5
Tobacco	—	—	0.4	0.4
Trading Companies & Distributors	—	—	0.2	—
Transportation Infrastructure	0.8	1.1	1.2	1.1
Water Utilities	0.8	—	—	0.6
Wireless Telecommunication Services	—	0.9	2.6	2.9
Subtotal	98.2	98.5	98.1	97.0
Exchange Traded Fund	—	—	—	—
Short-Term Investments	0.7	1.2	1.9	2.8
Total Investments	98.9%	99.7%	100.0%	99.8%
†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

128   Semi-Annual Report

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

—%	—%	6.1%	—%	4.6%
2.0	—	1.4	—	—
—	—	—	—	—
—	10.9	—	3.3	2.1
4.0	—	—	—	0.9
—	—	2.7	—	2.9
—	—	—	12.1	—
8.7	—	—	—	—
0.8	—	—	—	—
3.2	—	3.8	—	—
—	—	6.0	—	2.9
—	9.9	4.8	—	3.2
0.8	—	—	—	—
—	6.2	1.0	15.8	—
8.2	—	4.1	—	2.0
—	4.6	7.7	—	12.7
—	—	1.2	—	—
5.0	—	—	—	—
—	4.2	—	—	—
0.8	—	—	—	—
—	—	0.7	—	1.3
1.2	1.0	—	13.0	—
—	2.2	—	11.1	—
6.7	—	—	—	—
92.1	95.5	97.8	85.6	100.2
5.1	—	—	—	—
2.5	4.4	2.1	14.0	0.6
99.7%	99.9%	99.9%	99.6%	100.8%

Semi-Annual Report   129

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio

Common & Preferred Stocks
Aerospace & Defense	0.5%	5.0%	1.7%	2.0%
Air Freight & Logistics	—	—	—	—
Airlines	—	—	0.8	0.9
Auto Components	0.7	—	—	—
Automobiles	2.1	3.0	3.1	2.7
Banks	5.9	—	6.9	7.1
Beverages	0.6	6.2	2.1	1.3
Biotechnology	1.2	—	—	—
Building Products	1.5	—	1.3	0.9
Capital Markets	2.2	—	1.2	—
Chemicals	2.1	—	3.9	4.5
Commercial Services & Suppliers	0.3	—	—	—
Communications Equipment	0.1	—	—	—
Construction & Engineering	0.4	—	1.1	1.0
Consumer Finance	—	—	—	—
Containers & Packaging	—	—	—	—
Distributors	—	—	—	—
Diversified Financial Services	1.4	—	—	—
Diversified Telecommunication Services	0.6	—	2.0	2.0
Electric Utilities	2.9	—	3.4	2.0
Electrical Equipment	3.4	1.5	3.1	3.0
Electronic Equipment, Instruments & Components	1.4	5.8	1.8	2.4
Energy Equipment & Services	—	—	—	—
Entertainment	0.7	—	7.4	5.0
Equity Real Estate Investment Trusts (REITs)	—	—	—	—
Food & Staples Retailing	2.8	—	1.9	1.6
Food Products	4.4	—	0.8	0.9
Gas Utilities	—	2.5	0.8	1.4
Health Care Equipment & Supplies	2.5	2.3	2.8	1.9
Health Care Providers & Services	—	—	1.3	—
Hotels, Restaurants & Leisure	1.7	—	1.0	0.9
Household Durables	1.7	—	—	—
Household Products	0.6	—	—	—
Independent Power & Renewable Electricity Producers	0.2	—	—	—
Industrial Conglomerates	—	—	—	—
Insurance	5.8	11.3	6.9	7.9
Interactive Media & Services	0.3	4.6	—	5.3
Internet & Direct Marketing Retail	0.5	—	—	—

The accompanying notes are an integral part of these financial statements.

130   Semi-Annual Report

Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio

3.4%	1.5%	—%	3.5%	2.2%
—	—	1.0	—	—
1.5	—	—	1.2	—
—	—	0.8	—	—
7.0	—	—	3.8	—
9.7	4.8	3.1	4.4	1.7
8.8	2.5	3.6	4.5	1.4
—	3.4	—	2.1	3.4
—	4.6	3.2	—	0.4
—	6.1	5.4	3.9	3.4
8.4	2.4	—	1.0	—
—	—	2.1	—	0.7
—	—	—	—	1.8
—	—	0.7	—	0.6
—	—	—	0.6	—
—	—	—	—	1.5
—	—	—	—	0.4
—	—	2.3	—	0.1
—	—	1.8	—	3.9
—	—	—	3.2	1.8
—	2.1	0.9	3.9	—
4.8	2.0	2.2	0.8	—
—	—	1.3	—	—
4.3	2.7	2.9	7.0	0.7
—	—	3.6	—	0.9
3.7	1.9	1.7	1.8	7.3
—	—	1.1	1.0	7.9
—	—	1.5	—	0.7
—	3.8	0.9	3.6	2.9
—	—	2.6	—	2.2
6.1	1.2	3.6	2.6	1.0
2.1	—	1.9	—	—
—	1.7	—	—	5.4
—	—	—	—	0.8
5.0	—	1.0	—	1.5
7.2	8.0	—	7.0	2.3
—	7.6	5.4	1.5	1.3
—	2.3	—	1.3	—

Semi-Annual Report   131

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio

IT Services	2.3%	2.8%	0.4%	2.1%
Leisure Products	—	—	1.0	1.1
Life Sciences Tools & Services	—	—	—	1.2
Machinery	2.9	—	3.6	3.0
Media	—	—	1.1	—
Metals & Mining	3.4	3.3	2.0	1.2
Multiline Retail	—	—	—	1.3
Multi-Utilities	—	6.9	2.7	2.3
Oil, Gas & Consumable Fuels	2.7	7.4	2.8	2.0
Paper & Forest Products	0.5	—	—	—
Personal Products	4.4	4.4	3.4	5.2
Pharmaceuticals	12.5	9.1	8.9	6.7
Professional Services	2.4	—	4.1	3.5
Real Estate Management & Development	3.3	7.4	3.4	1.3
Road & Rail	2.0	—	1.2	1.0
Semiconductors & Semiconductor Equipment	3.8	—	0.9	—
Software	1.6	6.1	3.8	3.9
Specialty Retail	1.3	—	—	0.8
Technology Hardware, Storage & Peripherals	0.8	3.2	1.5	2.5
Textiles, Apparel & Luxury Goods	0.9	3.5	—	—
Thrifts & Mortgage Finance	—	—	—	—
Tobacco	1.5	—	—	—
Trading Companies & Distributors	0.7	—	1.8	1.0
Transportation Infrastructure	—	—	—	0.5
Water Utilities	—	—	—	0.6
Wireless Telecommunication Services	4.4	—	—	—
Subtotal	99.9	96.3	97.9	95.9
Short-Term Investments	0.7	4.1	1.0	3.8
Total Investments	100.6%	100.4%	98.9%	99.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

132   Semi-Annual Report

Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio

—%	—%	3.7%	1.8%	3.2%
2.4	1.5	—	1.0	—
—	—	—	—	0.3
4.0	1.9	4.4	4.6	0.5
—	—	0.9	1.6	1.4
—	—	1.6	2.7	0.9
2.6	1.9	—	0.5	2.0
5.1	—	—	2.2	2.3
4.0	—	—	1.9	0.4
—	—	—	—	—
—	2.2	—	4.0	1.0
3.9	1.5	4.7	6.7	11.2
—	9.1	3.3	2.1	1.3

—	—	9.2	2.9	1.9
—	—	—	—	2.3

—	6.9	2.1	0.8	0.5
—	4.7	6.4	2.3	4.5
—	3.3	2.9	1.2	1.3

—	—	—	—	0.7
—	2.6	0.5	—	0.4
—	—	—	0.8	—
—	—	—	—	0.4
—	4.4	2.4	—	0.3
—	—	—	—	—
—	—	1.6	—	0.3

3.8	—	—	—	1.9
97.8	98.6	98.3	95.8	97.2
2.9	2.1	1.7	1.6	2.1
100.7%	100.7%	100.0%	97.4%	99.3%

Semi-Annual Report   133

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

Industry†	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small- Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	—%	1.3%	—%
Air Freight & Logistics	—	—	1.5	—
Airlines	—	—	0.7	—
Auto Components	—	0.9	—	0.8
Banks	—	5.4	6.5	6.0
Beverages	—	3.2	—	—
Biotechnology	—	—	3.9	—
Building Products	4.3	—	2.8	—
Capital Markets	9.9	4.8	2.0	4.0
Chemicals	—	—	2.6	2.1
Commercial Services & Suppliers	3.1	—	—	3.3
Communications Equipment	3.6	3.3	2.9	4.2
Construction & Engineering	—	—	1.8	—
Construction Materials	4.7	—	1.1	—
Containers & Packaging	—	—	3.0	2.1
Electric Utilities	—	—	1.5	—
Electrical Equipment	—	—	2.0	3.1
Electronic Equipment, Instruments & Components	3.0	—	1.5	—
Energy Equipment & Services	—	—	1.2	—
Entertainment	1.1	1.5	1.6	1.4
Equity Real Estate Investment Trusts (REITs)	9.4	—	9.2	2.6
Food & Staples Retailing	—	—	1.4	—
Food Products	—	—	1.1	—
Health Care Equipment & Supplies	13.9	10.1	1.6	7.7
Health Care Providers & Services	—	—	3.1	4.8
Hotels, Restaurants & Leisure	6.8	6.8	1.4	2.2
Household Durables	—	—	2.4	—
Household Products	—	4.1	—	3.0
Industrial Conglomerates	—	3.9	1.3	—
Insurance	—	3.2	4.1	—
Interactive Media & Services	8.5	7.3	0.7	—
IT Services	9.7	4.3	2.8	6.8
Leisure Products	2.2	—	1.5	—
Life Sciences Tools & Services	—	1.8	4.8	4.9
Machinery	—	—	3.2	2.6
Multiline Retail	1.1	—	—	2.9
Oil, Gas & Consumable Fuels	—	1.6	—	—
Pharmaceuticals	—	6.4	1.6	7.7

The accompanying notes are an integral part of these financial statements.

134   Semi-Annual Report

Industry†	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small- Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio

Professional Services	—%	—%	0.8%	—%
Road & Rail	1.9	4.1	—	2.6
Semiconductors & Semiconductor Equipment	11.1	4.6	4.5	5.1
Software	—	7.7	6.5	12.1
Specialty Retail	4.7	7.3	2.6	5.7
Technology Hardware, Storage & Peripherals	—	6.5	—	—
Textiles, Apparel & Luxury Goods	—	—	1.7	—
Trading Companies & Distributors	—	—	1.0	—
Water Utilities	—	—	1.2	—
Subtotal	99.0	98.8	96.4	97.7
Short-Term Investments	1.0	1.2	—	—
Total Investments	100.0%	100.0%	96.4%	97.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   135

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2020	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

ASSETS
Investments in securities, at fair value	$160,873,069	$165,845,594
Foreign currency, at fair value	38,531	4,129
Receivables for:
Dividends	241,880	777,032
Capital stock sold	41,898	223,495
Investments sold	1,977,800	—
Amount due from Investment Manager (Note 3)	—	—
Prepaid expenses	542	1,402
Total assets	163,173,720	166,851,652
LIABILITIES
Payables for:
Management fees	129,058	135,990
Foreign capital gains taxes	—	160,406
Accrued custodian fees	8,615	30,276
Accrued shareholders’ reports	12,519	5,941
Accrued professional services	45,232	39,985
Accrued distribution fees	1,546	355
Accrued directors’ fees	162	445
Accrued registration fees	7,813	4,523
Capital stock redeemed	177,149	193,627
Investments purchased	42,878	—
Other accrued expenses and payables	4,896	1,151
Total liabilities	429,868	572,699
Net assets	$162,743,852	$166,278,953

NET ASSETS
Paid in capital	$270,449,066	$174,160,921
Distributable earnings (Accumulated loss)	(107,705,214)	(7,881,968)
Net assets	$162,743,852	$166,278,953

Institutional Shares
Net assets	$155,391,225	$164,183,834
Shares of capital stock outstanding*	12,025,875	16,354,559
Net asset value, offering and redemption price per share	$12.92	$10.04

Open Shares
Net assets	$7,352,627	$1,716,830
Shares of capital stock outstanding*	571,678	171,655
Net asset value, offering and redemption price per share	$12.86	$10.00

R6 Shares
Net assets	—	$378,289
Shares of capital stock outstanding*	—	37,651
Net asset value, offering and redemption price per share	—	$10.05
Cost of investments in securities	$143,391,262	$151,403,205
Cost of foreign currency	$94,720	$4,125

* $0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

136   Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio

$12,960,647	$72,415,483	$4,399,340,533	$46,321,861	$74,362,906
1,210	189	691	17	3,162

41,347	330,906	21,771,071	116,499	105,861
1,115	59,779	3,232,597	—	98,420
—	—	888,200	—	—
5,464	—	—	—	—
18,600	8,985	—	3,723	2,656
13,028,383	72,815,342	4,425,233,092	46,442,100	74,573,005

—	44,163	4,063,284	23,815	37,635
—	71,753	3,680,932	—	—
16,602	7,165	931,708	6,068	4,507
1,342	47,876	236,383	1,932	586
48,126	55,110	138,515	28,592	33,128
147	767	98,633	43	198
370	—	5,051	—	366
—	—	53,872	6,112	24,222
—	15,142	4,597,751	—	40,925
—	—	—	—	13
338	3,618	305,694	356	448
66,925	245,594	14,111,823	66,918	142,028
$12,961,458	$72,569,748	$4,411,121,269	$46,375,182	$74,430,977

$12,547,960	$130,747,410	$5,914,671,200	$52,879,244	$56,685,673
413,498	(58,177,662)	(1,503,549,931)	(6,504,062)	17,745,304
$12,961,458	$72,569,748	$4,411,121,269	$46,375,182	$74,430,977

$12,222,672	$69,207,279	$3,944,095,622	$46,157,557	$73,458,555
1,147,333	6,459,907	271,506,714	5,739,437	5,332,174

$10.65	$10.71	$14.53	$8.04	$13.78

$738,786	$3,362,469	$411,574,566	$217,625	$972,422
69,421	313,116	27,546,184	27,090	70,637

$10.64	$10.74	$14.94	$8.03	$13.77

—	—	$55,451,081	—	—
—	—	3,817,219	—	—

—	—	$14.53	—	—
$11,933,423	$73,548,927	$4,514,680,773	$48,891,625	$64,279,952
$1,210	$189	$708	$17	$3,139

Semi-Annual Report   137

June 30, 2020	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

ASSETS
Investments in securities, at fair value	$6,741,416,335	$3,213,565
Non-controlled affiliated issuers, at fair value (Note 5)	435,244,163	—
Foreign currency, at fair value	517,341	33
Receivables for:
Dividends	22,943,276	7,129
Capital stock sold	18,296,851	—
Investments sold	—	—
Amount due from Investment Manager (Note 3)	—	10,611
Gross unrealized appreciation on forward currency contracts	5,354,576	—
Prepaid expenses	187,659	4,042
Total assets	7,223,960,201	3,235,380
LIABILITIES
Payables for:
Management fees	5,376,469	—
Accrued custodian fees	159,082	7,026
Accrued distribution fees	74,880	28
Accrued professional services	27,632	30,922
Accrued directors’ fees	156	—
Accrued shareholders’ reports	—	1,017
Accrued registration fees	—	6,443
Capital stock redeemed	6,376,372	—
Investments purchased	2,072	939
Gross unrealized depreciation on forward currency contracts	5,939,986	—
Other accrued expenses and payables	58,677	103
Total liabilities	18,015,326	46,478
Net assets	$7,205,944,875	$3,188,902
NET ASSETS
Paid in capital	$7,405,752,684	$2,600,515
Distributable earnings (Accumulated loss)	(199,807,809)	588,387
Net assets	$7,205,944,875	$3,188,902
Institutional Shares
Net assets	$6,853,590,351	$3,047,052
Shares of capital stock outstanding*	483,060,531	1,523,682
Net asset value, offering and redemption price per share	$14.19	$2.00
Open Shares
Net assets	$352,354,524	$141,850
Shares of capital stock outstanding*	24,807,530	71,475
Net asset value, offering and redemption price per share	$14.20	$1.98
R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—
Cost of investments in securities	$6,700,764,521	$2,619,904
Cost of non-controlled affiliated issuers	$618,494,560	—
Cost of foreign currency	$513,502	$33

* $0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

138   Semi-Annual Report

Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio

$2,231,737	$58,854,654	$2,525,678,736	$82,575,506	$2,314,392
—	—	—	—	—
1,019	1	126,404	3,604	1,124

7,035	68,701	8,413,455	233,204	15,629
—	—	3,035,101	155,329	8,400
—	—	20,939,863	—	—
12,899	—	—	—	10,043

—	—	—	—	—
17,691	3,286	—	9,472	3,694
2,270,381	58,926,642	2,558,193,559	82,977,115	2,353,282

—	28,083	1,610,627	36,139	—
7,782	4,384	87,551	10,870	14,277
21	74	46,539	431	4
42,171	33,215	39,802	44,147	32,275
—	491	1,674	4	—
1,777	1,666	46,991	1,252	3,090
—	8,245	—	—	6,021
—	93,569	2,340,144	42,142	—
—	127,076	35,805	14	2

—	—	—	—	—
209	612	170,330	1,470	275
51,960	297,415	4,379,463	136,469	55,944
$2,218,421	$58,629,227	$2,553,814,096	$82,840,646	$2,297,338

$2,466,022	$75,301,611	$2,526,058,320	$87,611,752	$3,372,308
(247,601)	(16,672,384)	27,755,776	(4,771,106)	(1,074,970)
$2,218,421	$58,629,227	$2,553,814,096	$82,840,646	$2,297,338

$2,119,061	$58,277,458	$2,230,809,153	$80,566,718	$2,266,049
241,125	6,911,564	136,332,989	8,526,636	295,924

$8.79	$8.43	$16.36	$9.45	$7.66

$99,360	$351,769	$225,392,031	$2,273,928	$31,289
11,318	41,695	13,623,587	239,787	4,090

$8.78	$8.44	$16.54	$9.48	$7.65

—	—	$97,612,912	—	—
—	—	5,973,214	—	—

—	—	$16.34	—	—
$2,184,563	$60,489,486	$2,427,037,281	$83,546,068	$2,411,381
—	—	—	—	—
$1,016	$1	$125,468	$3,580	$1,124

Semi-Annual Report   139

	Lazard	Lazard
	International	International
	Quality	Small Cap
June 30, 2020	Growth Portfolio	Equity Portfolio

ASSETS
Investments in securities, at fair value	$3,927,736	$41,040,634
Cash	—	—
Foreign currency, at fair value	—	61
Receivables for:
Investments sold	—	4,045
Capital stock sold	—	5,790
Dividends	5,558	142,369
Amount due from Investment Manager (Note 3)	10,187	—
Prepaid expenses	6,013	1,771
Total assets	3,949,494	41,194,670
LIABILITIES
Payables for:
Management fees	—	20,129
Accrued custodian fees	9,600	10,993
Accrued shareholders’ reports	3,086	6,658
Accrued distribution fees	3	2,808
Accrued professional services	30,351	46,936
Accrued directors’ fees	51	53
Accrued registration fees	5,935	2,903
Capital stock redeemed	—	31,370
Investments purchased	—	29,138
Other accrued expenses and payables	337	8,724
Total liabilities	49,363	159,712
Net assets	$3,900,131	$41,034,958
NET ASSETS
Paid in capital	$3,210,884	$41,729,529
Distributable earnings (Accumulated loss)	689,247	(694,571)
Net assets	$3,900,131	$41,034,958
Institutional Shares
Net assets	$3,885,939	$28,347,973
Shares of capital stock outstanding*	316,824	2,573,366
Net asset value, offering and redemption price per share	$12.27	$11.02

Open Shares
Net assets	$14,192	$12,686,985
Shares of capital stock outstanding*	1,163 †	1,153,163
Net asset value, offering and redemption price per share	$12.21	$11.00

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—
Cost of investments in securities	$3,277,061	$39,157,923
Cost of foreign currency	—	$61

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares values are rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

140   Semi-Annual Report

Lazard	Lazard	Lazard	Lazard	Lazard
International	Managed	US Equity	US Equity	US Small-Mid
Strategic	Equity	Concentrated	Focus	Cap Equity
Equity Portfolio	Volatility Portfolio	Portfolio	Portfolio	Portfolio

$4,800,671,285	$30,822,421	$1,716,120,920	$39,548,147	$103,725,599
—	—	—	—	3,887,338
584,667	2,853	—	—	—

97,759,790	266,129	—	—	291,426
30,864,630	—	1,774,395	43	6,133
14,147,036	41,741	1,466,355	24,455	102,139
—	—	—	—	—
—	16,313	—	7,928	9,465
4,944,027,408	31,149,457	1,719,361,670	39,580,573	108,022,100

3,087,284	2,961	996,965	3,064	67,051
209,923	11,898	24,902	10,770	8,624
151,150	1,527	—	4,307	6,875
117,296	34	8,124	223	2,283
57,928	35,728	25,933	—	29,737
—	72	—	—	13
13,371	—	15,551	4,286	—
6,561,531	8,863	2,072,305	—	34,443
5,862,629	55,960	—	—	287,645
144,916	405	41,429	1,342	483
16,206,028	117,448	3,185,209	23,992	437,154
$4,927,821,380	$31,032,009	$1,716,176,461	$39,556,581	$107,584,946

$4,654,762,138	$32,587,131	$1,393,774,832	$28,019,644	$111,879,156
273,059,242	(1,555,122)	322,401,629	11,536,937	(4,294,210)
$4,927,821,380	$31,032,009	$1,716,176,461	$39,556,581	$107,584,946

$4,340,174,357	$30,903,309	$1,678,230,828	$26,036,340	$96,380,871
319,051,571	2,808,696	107,586,677	2,267,482	8,502,098

$13.60	$11.00	$15.60	$11.48	$11.34

$490,865,539	$128,700	$35,973,080	$1,065,301	$10,657,345
35,802,715	11,718	2,291,328	92,421	1,020,966

$13.71	$10.98	$15.70	$11.53	$10.44

$96,781,484	—	$1,972,553	$12,454,940	$546,730
7,108,283	—	126,138	1,084,272	48,254

$13.62	—	$15.64	$11.49	$11.33
$4,452,698,041	$29,606,541	$1,391,809,695	$28,840,440	$99,434,566
$572,429	$2,846	—	—	—

Semi-Annual Report   141

Lazard
US Sustainable
Equity
June 30, 2020	Portfolio

ASSETS
Investments in securities, at fair value	$4,884,765
Receivables for:
Capital stock sold	5,000,000
Total assets	9,884,765

LIABILITIES
Payables for:
Investments purchased	4,884,313
Total liabilities	4,884,313
Net assets	$5,000,452

NET ASSETS
Paid in capital	$5,000,000
Distributable earnings (Accumulated loss)	452
Net assets	$5,000,452

Institutional Shares
Net assets	$4,900,443
Shares of capital stock outstanding*	490,000
Net asset value, offering and redemption price per share	$10.00

Open Shares
Net assets	$100,009
Shares of capital stock outstanding*	10,000
Net asset value, offering and redemption price per share	$10.00
Cost of investments in securities	$4,884,313

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

142   Semi-Annual Report

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Semi-Annual Report   143

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2020	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

Investment Income (Loss)

Income
Dividends*	$1,524,715	$1,896,686
Expenses
Management fees (Note 3)	923,747	846,772
Custodian fees	67,089	71,370
Distribution fees (Open Shares)	9,497	2,379
Shareholders’ reports	14,926	11,145
Administration fees	18,951	19,484
Professional services	33,223	31,455
Shareholders’ services	10,448	7,342
Directors’ fees and expenses	7,498	7,267
Registration fees	19,957	26,688
Other^	4,757	5,563
Total gross expenses	1,110,093	1,029,465
Management fees waived and expenses reimbursed	(5,728)	(2,227)
Total net expenses	1,104,365	1,027,238
Net investment income (loss)	420,350	869,448

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments**	(9,075,668)	(11,287,361)
Foreign currency transactions	(137,594)	(44,238)
Total net realized gain (loss) on investments and foreign currency transactions	(9,213,262)	(11,331,599)
Net change in unrealized appreciation (depreciation) on:
Investments†	(23,207,478)	(19,103,131)
Foreign currency translations	(20,761)	(5,962)
Total net change in unrealized appreciation depreciation) on investments and foreign currency translations	(23,228,239)	(19,109,093)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(32,441,501)	(30,440,692)
Net increase (decrease) in net assets resulting from operations	$(32,021,151)	$(29,571,244)
* Net of foreign withholding taxes of	$164,779	$259,732
** Net of foreign capital gains taxes of	$907	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$79,376	$(23,525)
^ Includes interest on line of credit of	$483	$1,021

The accompanying notes are an integral part of these financial statements.

144   Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio

$124,264	$1,008,399	$103,937,474	$495,696	$433,070

42,022	400,443	29,565,266	150,928	176,715
38,183	53,445	1,577,969	19,900	26,804
1,090	5,488	775,656	305	1,137
2,121	27,499	357,242	1,884	2,978
8,022	12,409	287,690	9,762	10,802
24,618	35,386	225,040	21,461	23,096
4,184	8,806	179,928	4,090	5,513
3,066	4,969	170,604	3,156	4,244
18,612	20,073	18,926	17,297	20,719
1,885	2,893	122,337	2,105	3,550
143,803	571,411	33,280,658	230,888	275,558
(88,269)	(66,506)	(698)	(51,253)	(28,622)
55,534	504,905	33,279,960	179,635	246,936
68,730	503,494	70,657,514	316,061	186,134

(462,033)	(4,248,467)	(433,610,835)	(3,727,113)	9,029,769
(4,830)	(52,431)	(6,653,340)	4,807	(16,120)
(466,863)	(4,300,898)	(440,264,175)	(3,722,306)	9,013,649

(324,465)	(9,751,636)	(1,316,852,606)	(3,668,045)	(8,007,741)
(528)	(1,929)	(14,788)	(1,032)	540
(324,993)	(9,753,565)	(1,316,867,394)	(3,669,077)	(8,007,201)
(791,856)	(14,054,463)	(1,757,131,569)	(7,391,383)	1,006,448
$(723,126)	$(13,550,969)	$(1,686,474,055)	$(7,075,322)	$1,192,582
$17,918	$129,351	$13,270,338	$23,801	$25,210
$—	$(34,465)	$9,940	$—	$—
$—	$(988)	$7,378,684	$—	$—
$37	$150	$—	$74	$939

Semi-Annual Report   145

For the Six Months Ended June 30, 2020	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

Investment Income (Loss)

Income
Dividends
Unaffiliated issuers	$85,705,254	$24,551
Non-controlled affiliated issuers (Note 5)	10,836,904	—
Non-cash dividends	8,182,374	—
Total investment income*	104,724,532	24,551

Expenses
Management fees (Note 3)	32,756,796	11,492
Custodian fees	556,089	19,021
Distribution fees (Open Shares)	486,149	167
Administration fees	340,843	7,595
Shareholders’ services	224,234	3,480
Professional services	178,534	20,497
Directors’ fees and expenses	173,130	2,561
Shareholders’ reports	170,104	1,921
Registration fees	119,863	20,746
Other^	79,537	8
Total gross expenses	35,085,279	87,488
Management fees waived and expenses reimbursed	—	(72,056)
Total net expenses	35,085,279	15,432
Net investment income (loss)	69,639,253	9,119

Net Realized and Unrealized Gain (Loss) on Investments, Non-Controlled Affiliated Issuers, Foreign Currency Transactions and Forward Currency Contracts
Net realized gain (loss) on:
Investments	(35,061,672)	(305)
Non-controlled affiliated issuers	12,355,922	—
Foreign currency transactions	89,629	(782)
Forward currency contracts	54,985,861	—
Total net realized gain (loss) on investments, non-controlled affiliated issuers, foreign currency transactions and forward currency contracts	32,369,740	(1,087)
Net change in unrealized appreciation (depreciation) on:
Investments	(719,434,766)	(112,408)
Non-controlled affiliated issuers	(110,076,309)	—
Foreign currency translations	(653,742)	48
Forward currency contracts	58,661,385	—
Total net change in unrealized appreciation (depreciation) on investments, non-controlled affiliated issuers, foreign currency translations and forward currency contracts	(771,503,432)	(112,360)
Net realized and unrealized gain (loss) on investments, non-controlled affiliated issuers, foreign currency transactions and forward currency contracts	(739,133,692)	(113,447)
Net increase (decrease) in net assets resulting from operations	$(669,494,439)	$(104,328)
* Net of foreign withholding taxes of	$8,207,906	$2,121
^ Includes interest on line of credit of	$—	$—

The accompanying notes are an integral part of these financial statements.

146   Semi-Annual Report

Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio

$39,751	$763,393	$36,267,593	$1,165,653	$44,613
—	—	—	—	—
—	—	—	—	—
39,751	763,393	36,267,593	1,165,653	44,613

7,167	308,737	9,553,404	269,894	11,766
31,382	29,617	270,151	38,298	17,336
124	451	280,942	2,689	84
7,542	12,228	148,710	12,594	7,588
3,584	4,863	55,760	5,872	3,626
22,685	22,861	217,819	27,764	22,996
2,522	4,867	64,143	4,604	2,735
1,690	2,595	135,274	5,679	2,424
19,722	18,766	43,083	23,937	16,719
6	2,685	32,009	2,517	819
96,424	407,670	10,801,295	393,848	86,093
(86,371)	(41,342)	(9,204)	(17,244)	(72,003)
10,053	366,328	10,792,091	376,604	14,090
29,698	397,065	25,475,502	789,049	30,523

(174,030)	(13,156,092)	(60,065,769)	(2,474,517)	27,804
—	—	—	—	—
(124)	(8,834)	(412,251)	(23,451)	8,328
—	—	—	—	—
(174,154)	(13,164,926)	(60,478,020)	(2,497,968)	36,132

(158,353)	(10,887,743)	(296,016,853)	(10,458,152)	(779,109)
—	—	—	—	—
23	346	121,210	3,424	(349)
—	—	—	—	—
(158,330)	(10,887,397)	(295,895,643)	(10,454,728)	(779,458)
(332,484)	(24,052,323)	(356,373,663)	(12,952,696)	(743,326)
$(302,786)	$(23,655,258)	$(330,898,161)	$(12,163,647)	$(712,803)
$5,459	$90,352	$4,807,415	$140,402	$6,883
$—	$252	$—	$—	$262

Semi-Annual Report   147

For the Six Months Ended June 30, 2020	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio

Investment Income (Loss)

Income
Dividends*	$29,611	$435,819

Expenses
Management fees (Note 3)	13,726	170,378
Distribution fees (Open Shares)	26	19,093
Custodian fees	14,234	33,643
Administration fees	7,632	10,243
Professional services	22,191	33,108
Shareholders’ reports	4,127	4,967
Directors’ fees and expenses	2,604	3,706
Shareholders’ services	3,602	6,244
Registration fees	18,108	18,003
Other^	3,958	2,595
Total gross expenses	90,208	301,980
Management fees waived and expenses reimbursed	(74,625)	(21,404)
Administration and shareholders’ services fees waived	—	—
Total net expenses	15,583	280,576
Net investment income (loss)	14,028	155,243

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments**	96,467	(1,487,223)
Foreign currency transactions	130	(5,098)
Total net realized gain (loss) on investments and foreign currency transactions	96,597	(1,492,321)
Net change in unrealized appreciation (depreciation) on:
Investments†	(233,167)	(5,314,454)
Foreign currency translations	27	(63)
Total net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(233,140)	(5,314,517)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(136,543)	(6,806,838)
Net increase (decrease) in net assets resulting from operations	$(122,515)	$(6,651,595)
* Net of foreign withholding taxes of	$3,785	$53,983
** Net of foreign capital gains taxes of	$—	$(55)
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$—	$(4,202)
^ Includes interest on line of credit of	$—	$273

The accompanying notes are an integral part of these financial statements.

148   Semi-Annual Report

Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio

$69,940,235	$421,540	$12,180,708	$332,441	$752,997

19,839,758	92,911	5,147,196	107,784	404,099
694,952	232	48,996	1,318	14,258
587,485	34,537	82,155	23,096	24,359
262,792	9,339	94,842	11,349	14,139
184,334	21,314	47,741	30,703	23,517
158,749	2,142	36,064	3,322	6,803
144,203	3,202	32,071	3,542	5,118
97,165	4,197	30,865	6,450	8,985
38,378	18,618	33,854	20,379	24,072
75,092	2,643	21,859	2,818	3,703
22,082,908	189,135	5,575,643	210,761	529,053
(3,448)	(72,684)	(1,302)	(72,080)	(790)
—	—	—	—	(353)
22,079,460	116,451	5,574,341	138,681	527,910
47,860,775	305,089	6,606,367	193,760	225,087

(64,400,736)	(3,413,554)	(5,193,634)	98,107	(8,931,321)
(2,569,694)	8,545	—	—	—

(66,970,430)	(3,405,009)	(5,193,634)	98,107	(8,931,321)

(749,556,207)	(1,440,317)	33,368,628	(1,372,723)	(10,963,492)
131,700	406	—	—	—

(749,424,507)	(1,439,911)	33,368,628	(1,372,723)	(10,963,492)

(816,394,937)	(4,844,920)	28,174,994	(1,274,616)	(19,894,813)

$(768,534,162)	$(4,539,831)	$34,781,361	$(1,080,856)	$(19,669,726)
$8,185,114	$27,211	$—	$—	$—
$45,451	$—	$—	$—	$—

$1,314,644	$—	$—	$—	$—
$—	$2	$2,634	$—	$—

Semi-Annual Report   149

For the Six Months Ended June 30, 2020	Lazard US Sustainable Equity Portfolio (a)

Unrealized Gain (Loss) on Investments
Net change in unrealized appreciation (depreciation) on: Investments	$452
Total net change in unrealized appreciation (depreciation) on investments	452
Net realized and unrealized gain (loss) on investments	452
Net increase (decrease) in net assets resulting from operations	$452
(a)	From the Portfolio’s commencement of operations on June 30, 2020

The accompanying notes are an integral part of these financial statements.

150   Semi-Annual Report

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Semi-Annual Report   151

The Lazard Funds, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (Decrease) in Net Assets Operations
Net investment income (loss)	$420,350	$1,472,917
Net realized gain (loss) on investments and foreign currency transactions	(9,213,262)	10,699,901
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(23,228,239)	46,727,992
Net increase (decrease) in net assets resulting from operations	(32,021,151)	58,900,810

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(1,268,157)
Open Shares	—	(3,920)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(1,272,077)

Capital stock transactions
Net proceeds from sales
Institutional Shares	22,997,552	60,661,677
Open Shares	1,455,458	4,243,002
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	871,419
Open Shares	—	3,642
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(62,733,063)	(106,223,710)
Open Shares	(2,362,461)	(4,159,882)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(40,642,514)	(44,603,852)
Total increase (decrease) in net assets	(72,663,665)	13,024,881
Net assets at beginning of period	235,407,517	222,382,636
Net assets at end of period	$162,743,852	$235,407,517

The accompanying notes are an integral part of these financial statements.

152   Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

$869,448	$4,000,423	$68,730	$189,925

(11,331,599)	(7,673,952)	(466,863)	(136,829)

(19,109,093)	42,879,231	(324,993)	1,227,385

(29,571,244)	39,205,702	(723,126)	1,280,481

—	(3,951,746)	—	(180,292)
—	(38,801)	—	(18,695)
—	(11,560)	—	—

—	(4,002,107)	—	(198,987)

37,852,447	52,118,039	4,039,282	5,720,662
740,354	1,564,146	495,090	702,687
20,315	29,966	—	—

—	3,771,010	—	180,292
—	37,924	—	18,695
—	11,560	—	—

(41,818,706)	(101,386,896)	(372,965)	(784,072)
(1,021,674)	(1,384,619)	(828,838)	(149,975)
(157,213)	(32,195)	—	—

(4,384,477)	(45,271,065)	3,332,569	5,688,289
(33,955,721)	(10,067,470)	2,609,443	6,769,783
200,234,674	210,302,144	10,352,015	3,582,232
$166,278,953	$200,234,674	$12,961,458	$10,352,015

Semi-Annual Report   153

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	15,534,848	18,836,550
Shares sold	1,823,524	4,748,515
Shares issued to shareholders from reinvestment of distributions	—	65,429
Shares redeemed	(5,332,497)	(8,115,646)
Net increase (decrease)	(3,508,973)	(3,301,702)
Shares outstanding at end of period	12,025,875	15,534,848
Open Shares
Shares outstanding at beginning of period	643,853	639,563
Shares sold	118,570	327,824
Shares issued to shareholders from reinvestment of distributions	—	293
Shares redeemed	(190,745)	(323,827)
Net increase (decrease)	(72,175)	4,290
Shares outstanding at end of period	571,678	643,853
R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

154   Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

16,728,969	21,031,193	775,852	309,610
3,955,627	4,828,636	405,077	519,700

—	322,340	—	15,331
(4,330,037)	(9,453,200)	(33,596)	(68,789)
(374,410)	(4,302,224)	371,481	466,242
16,354,559	16,728,969	1,147,333	775,852

206,183	187,835	98,083	47,382
70,976	143,185	48,919	63,649

—	3,247	—	1,588
(105,504)	(128,084)	(77,581)	(14,536)
(34,528)	18,348	(28,662)	50,701
171,655	206,183	69,421	98,083

50,582	49,941	—	—
1,954	2,722	—	—

—	987	—	—
(14,885)	(3,068)	—	—
(12,931)	641	—	—
37,651	50,582	—	—

Semi-Annual Report   155

	Lazard Emerging Markets Equity Blend Portfolio
	Six Months Ended	Year Ended
	June 30, 2020	December 31,
	(unaudited)	2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$503,494	$2,249,542
Net realized gain (loss) on investments and foreign currency transactions	(4,300,898)	3,912,605
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(9,753,565)	35,773,294
Net increase (decrease) in net assets resulting from operations	(13,550,969)	41,935,441

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(2,027,625)
Open Shares	—	(109,850)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(2,137,475)

Capital stock transactions
Net proceeds from sales
Institutional Shares	8,283,682	18,596,727
Open Shares	135,661	671,088
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	1,963,352
Open Shares	—	108,503
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(22,800,059)	(254,171,213)
Open Shares	(1,874,705)	(2,194,573)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(16,255,421)	(235,026,116)
Total increase (decrease) in net assets	(29,806,390)	(195,228,150)
Net assets at beginning of period	102,376,138	297,604,288
Net assets at end of period	$72,569,748	$102,376,138

The accompanying notes are an integral part of these financial statements.

156   Semi-Annual Report

Lazard Emerging Markets Equity Portfolio		Lazard Equity Franchise Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2020	December 31,	June 30, 2020	December 31,
(unaudited)	2019	(unaudited)	2019

$70,657,514	$202,889,114	$316,061	$553,844

(440,264,175)	(249,752,788)	(3,722,306)	1,129,637

(1,316,867,394)	1,440,971,114	(3,669,077)	2,184,201

(1,686,474,055)	1,394,107,440	(7,075,322)	3,867,682

—	(169,041,662)	—	(2,185,328)
—	(21,287,659)	—	(16,362)
—	(4,559,729)	—	—

—	(194,889,050)	—	(2,201,690)

599,089,178	1,241,319,671	15,336,217	32,121,208
22,231,904	184,190,310	17,268	81,131
12,769,239	23,433,026	—	—

—	158,855,659	—	2,185,328
—	21,088,746	—	16,362
—	4,399,954	—	—

(1,890,199,306)	(3,359,204,875)	(2,043,722)	(4,408,143)
(350,124,387)	(381,266,772)	(48,537)	(3,489)
(95,283,422)	(103,858,799)	—	—

(1,701,516,794)	(2,211,043,080)	13,261,226	29,992,397
(3,387,990,849)	(1,011,824,690)	6,185,904	31,658,389
7,799,112,118	8,810,936,808	40,189,278	8,530,889
$4,411,121,269	$7,799,112,118	$46,375,182	$40,189,278

Semi-Annual Report   157

	Lazard Emerging Markets Equity Blend Portfolio
	Six Months Ended	Year Ended
	June 30, 2020	December 31,
	(unaudited)	2019

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	7,913,478	29,084,201
Shares sold	760,933	1,644,397
Shares issued to shareholders from reinvestment of distributions	—	162,664
Shares redeemed	(2,214,504)	(22,977,784)
Net increase (decrease)	(1,453,571)	(21,170,723)
Shares outstanding at end of period	6,459,907	7,913,478

Open Shares
Shares outstanding at beginning of period	488,799	617,871
Shares sold	12,486	59,566
Shares issued to shareholders from reinvestment of distributions	—	8,960
Shares redeemed	(188,169)	(197,598)
Net increase (decrease)	(175,683)	(129,072)
Shares outstanding at end of period	313,116	488,799

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

158   Semi-Annual Report

Lazard Emerging Markets Equity Portfolio		Lazard Equity Franchise Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2020	December 31,	June 30, 2020	December 31,
(unaudited)	2019	(unaudited)	2019

359,649,575	471,588,782	3,919,193	943,047
40,140,965	72,409,703	2,083,597	3,186,958

—	9,054,452	—	214,812
(128,283,826)	(193,403,362)	(263,353)	(425,624)
(88,142,861)	(111,939,207)	1,820,244	2,976,146
271,506,714	359,649,575	5,739,437	3,919,193

50,941,578	60,776,573	30,624	21,455
1,454,823	10,411,216	2,442	7,904

—	1,171,555	—	1,608
(24,850,217)	(21,417,766)	(5,976)	(343)
(23,395,394)	(9,834,995)	(3,534)	9,169
27,546,184	50,941,578	27,090	30,624

9,977,898	14,479,168	—	—
882,481	1,342,114	—	—

—	250,131	—	—
(7,043,160)	(6,093,515)	—	—
(6,160,679)	(4,501,270)	—	—
3,817,219	9,977,898	—	—

Semi-Annual Report   159

	Lazard Global Equity Select Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$186,134	$625,877
Net realized gain (loss) on investments, non-controlled affiliated issuers, foreign currency transactions and forward currency contracts	9,013,649	582,620
Net change in unrealized appreciation (depreciation) on investments, non-controlled affiliated issuers, foreign currency translations and forward currency contracts	(8,007,201)	15,260,079
Net increase (decrease) in net assets resulting from operations	1,192,582	16,468,576

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(591,542)
Open Shares	—	(4,254)
Return of capital
Institutional Shares	—	(41,874)
Open Shares	—	(301)
Net decrease in net assets resulting from distributions	—	(637,971)

Capital stock transactions
Net proceeds from sales
Institutional Shares	52,823,389	23,902,011
Open Shares	162,048	300,952
Net proceeds from reinvestment of distributions
Institutional Shares	—	632,600
Open Shares	—	4,555
Cost of shares redeemed
Institutional Shares	(62,662,514)	(23,506,223)
Open Shares	(73,971)	(319,957)
Net increase (decrease) in net assets from capital stock transactions	(9,751,048)	1,013,938
Total increase (decrease) in net assets	(8,558,466)	16,844,543
Net assets at beginning of period	82,989,443	66,144,900
Net assets at end of period	$74,430,977	$82,989,443

The accompanying notes are an integral part of these financial statements.

160   Semi-Annual Report

Lazard Global Listed Infrastructure Portfolio		Lazard Global Strategic Equity Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

$69,639,253	$174,078,680	$9,119	$30,113

32,369,740	166,388,366	(1,087)	70,692

(771,503,432)	946,115,341	(112,360)	666,188

(669,494,439)	1,286,582,387	(104,328)	766,993

(175,982,356)	(297,455,372)	—	(86,901)
(9,022,230)	(20,318,540)	—	(3,549)

—	—	—	—
—	—	—	—
(185,004,586)	(317,773,912)	—	(90,450)

1,530,771,814	2,399,951,864	6,500	10,597
65,763,969	148,379,347	4,800	3,345

133,288,099	231,028,647	—	86,901
8,907,668	20,099,034	—	3,549

(1,281,202,225)	(1,175,735,705)	(44,679)	(62,241)
(122,983,884)	(217,741,894)	(1,849)	(26,927)

334,545,441	1,405,981,293	(35,228)	15,224
(519,953,584)	2,374,789,768	(139,556)	691,767
7,725,898,458	5,351,108,690	3,328,458	2,636,691
$7,205,944,874	$7,725,898,458	$3,188,902	$3,328,458

Semi-Annual Report   161

	Lazard Global Equity Select Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	5,634,353	5,577,806
Shares sold	3,939,283	1,750,065
Shares issued to shareholders from reinvestment of distributions	—	43,567
Shares redeemed	(4,241,462)	(1,737,085)
Net increase (decrease)	(302,179)	56,547
Shares outstanding at end of period	5,332,174	5,634,353

Open Shares
Shares outstanding at beginning of period	64,021	65,049
Shares sold	11,918	22,134
Shares issued to shareholders from reinvestment of distributions	—	314
Shares redeemed	(5,302)	(23,476)
Net increase (decrease)	6,616	(1,028)
Shares outstanding at end of period	70,637	64,021

The accompanying notes are an integral part of these financial statements.

162   Semi-Annual Report

Lazard Global Listed Infrastructure Portfolio		Lazard Global Strategic Equity Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

461,276,357	364,507,349	1,545,113	1,530,838
105,157,626	160,154,321	3,067	6,239

10,092,551	15,108,909	—	42,820
(93,466,003)	(78,494,222)	(24,498)	(34,784)
21,784,174	96,769,008	(21,431)	14,275
483,060,531	461,276,357	1,523,682	1,545,113

28,396,647	31,560,099	70,230	80,778
4,475,692	9,940,665	2,384	1,725

676,197	1,315,681	—	1,769
(8,741,006)	(14,419,798)	(1,139)	(14,042)
(3,589,117)	(3,163,452)	1,245	(10,548)
24,807,530	28,396,647	71,475	70,230

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   163

	Lazard International Equity Advantage Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$29,698	$53,796
Net realized gain (loss) on investments and foreign currency transactions	(174,154)	(114,244)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(158,330)	433,593
Net increase (decrease) in net assets resulting from operations	(302,786)	373,145

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(51,885)
Open Shares	—	(2,117)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(54,002)

Capital stock transactions
Net proceeds from sales
Institutional Shares	—	—
Open Shares	—	—
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	51,885
Open Shares	—	2,117
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	—	—
Open Shares	—	—
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	—	54,002
Total increase (decrease) in net assets	(302,786)	373,145
Net assets at beginning of period	2,521,207	2,148,062
Net assets at end of period	$2,218,421	$2,521,207

The accompanying notes are an integral part of these financial statements.

164   Semi-Annual Report

Lazard International Equity Concentrated Portfolio		Lazard International Equity Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

$397,065	$1,615,102	$25,475,502	$57,722,385

(13,164,926)	409,364	(60,478,020)	11,065,023

(10,887,397)	14,997,265	(295,895,643)	444,077,959

(23,655,258)	17,021,731	(330,898,161)	512,865,367

—	(1,603,404)	—	(51,130,885)
—	(5,862)	—	(4,599,789)
—	—	—	(2,207,785)

—	(1,609,266)	—	(57,938,459)

20,764,184	39,506,689	464,064,008	624,890,241
—	650	37,910,069	59,304,312
—	—	22,918,670	39,351,180

—	1,554,391	—	45,137,028
—	5,862	—	4,082,937
—	—	—	2,202,815

(36,725,578)	(7,673,168)	(441,222,934)	(673,719,289)
—	(65,223)	(37,717,411)	(74,619,091)
—	—	(21,143,386)	(58,387,031)

(15,961,394)	33,329,201	24,809,016	(31,756,898)
(39,616,652)	48,741,666	(306,089,145)	423,170,010
98,245,879	49,504,213	2,859,903,241	2,436,733,231
$58,629,227	$98,245,879	$2,553,814,096	$2,859,903,241

Semi-Annual Report   165

	Lazard International Equity Advantage Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	241,125	235,905
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	5,220
Shares redeemed	—	—
Net increase (decrease)	—	5,220
Shares outstanding at end of period	241,125	241,125

Open Shares
Shares outstanding at beginning of period	11,318	11,106
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	212
Shares redeemed	—	—
Net increase (decrease)	—	212
Shares outstanding at end of period	11,318	11,318

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

166   Semi-Annual Report

Lazard International Equity Concentrated Portfolio		Lazard International Equity Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

9,493,019	5,888,251	134,082,503	134,128,473
2,282,715	4,243,583	31,221,762	35,978,227

—	151,058	—	2,468,167
(4,864,170)	(789,873)	(28,971,276)	(38,492,364)
(2,581,455)	3,604,768	2,250,486	(45,970)
6,911,564	9,493,019	136,332,989	134,082,503

41,695	47,769	13,658,790	14,336,300
—	67	2,349,981	3,324,184

—	569	—	221,021
—	(6,710)	(2,385,184)	(4,222,715)
—	(6,074)	(35,203)	(677,510)
41,695	41,695	13,623,587	13,658,790

—	—	5,788,801	6,803,382
—	—	1,441,180	2,243,161

—	—	—	120,673
—	—	(1,256,767)	(3,378,415)
—	—	184,413	(1,014,581)
—	—	5,973,214	5,788,801

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   167

	Lazard International Equity Select Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$789,049	$2,026,601
Net realized gain (loss) on investments and foreign currency transactions	(2,497,968)	(1,249,040)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,454,728)	15,192,386
Net increase (decrease) in net assets resulting from operations	(12,163,647)	15,969,947
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(1,961,509)
Open Shares	—	(45,672)
Net decrease in net assets resulting from distributions	—	(2,007,181)
Capital stock transactions
Net proceeds from sales
Institutional Shares	16,338,543	27,372,157
Open Shares	562,671	2,220,101
Net proceeds from reinvestment of distributions
Institutional Shares	—	1,894,543
Open Shares	—	45,594
Cost of shares redeemed
Institutional Shares	(17,442,060)	(23,919,475)
Open Shares	(542,682)	(1,572,183)
Net increase (decrease) in net assets from capital stock transactions	(1,083,528)	6,040,737
Total increase (decrease) in net assets	(13,247,175)	20,003,503
Net assets at beginning of period	96,087,821	76,084,318
Net assets at end of period	$82,840,646	$96,087,821
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	8,707,246	8,172,571
Shares sold	1,798,880	2,702,352
Shares issued to shareholders from reinvestment of distributions	—	177,060
Shares redeemed	(1,979,490)	(2,344,737)
Net increase (decrease)	(180,610)	534,675
Shares outstanding at end of period	8,526,636	8,707,246
Open Shares
Shares outstanding at beginning of period	231,629	163,761
Shares sold	63,563	216,058
Shares issued to shareholders from reinvestment of distributions	—	4,241
Shares redeemed	(55,405)	(152,431)
Net increase (decrease)	8,158	67,868
Shares outstanding at end of period	239,787	231,629

The accompanying notes are an integral part of these financial statements.

168   Semi-Annual Report

Lazard International Equity Value Portfolio		Lazard International Quality Growth Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

$30,523	$620,073	$14,028	$22,481

36,132	(332,938)	96,597	908

(779,458)	2,145,026	(233,140)	884,213

(712,803)	2,432,161	(122,515)	907,602

—	(632,861)	—	(95,391)
—	(6,391)	—	(236)

—	(639,252)	—	(95,627)

2,543,613	386,965	95,907	2,920,464
8,654	111,790	15,048	18,500

—	632,861	—	95,391
—	6,262	—	236

(12,738,568)	(12,619,880)	(46,064)	(17,321)
(77,061)	(21,311)	(9,952)	(11,243)

(10,263,362)	(11,503,313)	54,939	3,006,027
(10,976,165)	(9,710,404)	(67,576)	3,818,002
13,273,503	22,983,907	3,967,707	149,705
$2,297,338	$13,273,503	$3,900,131	$3,967,707

1,319,964	2,509,997	311,939	14,900
256,004	39,472	8,967	290,807

—	63,925	—	7,589
(1,280,044)	(1,293,430)	(4,082)	(1,357)
(1,024,040)	(1,190,033)	4,885	297,039
295,924	1,319,964	316,824	311,939

14,189	4,211	771	100
1,115	11,500	1,191	1,613

—	633	—	19
(11,214)	(2,155)	(799)	(961)
(10,099)	9,978	392	671
4,090	14,189	1,163	771

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   169

	Lazard International Small Cap Equity Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,243	$597,260
Net realized gain (loss) on investments and foreign currency transactions	(1,492,321)	(1,233,823)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,314,517)	13,644,978
Net increase (decrease) in net assets resulting from operations	(6,651,595)	13,008,415
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(993,572)
Open Shares	—	(532,378)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(1,525,950)
Capital stock transactions
Net proceeds from sales
Institutional Shares	2,001,581	5,735,020
Open Shares	457,685	2,821,054
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	985,401
Open Shares	—	525,950
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(7,135,242)	(11,597,241)
Open Shares	(5,095,170)	(7,881,149)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(9,771,146)	(9,410,965)
Total increase (decrease) in net assets	(16,422,741)	2,071,500
Net assets at beginning of period	57,457,699	55,386,199
Net assets at end of period	$41,034,958	$57,457,699

The accompanying notes are an integral part of these financial statements.

170   Semi-Annual Report

Lazard International Strategic Equity Portfolio		Lazard Managed Equity Volatility Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

$47,860,775	$101,146,547	$305,089	$444,759

(66,970,430)	(31,395,597)	(3,405,009)	716,348

(749,424,507)	1,109,551,562	(1,439,911)	3,732,305

(768,534,162)	1,179,302,512	(4,539,831)	4,893,412

—	(100,719,323)	—	(480,167)
—	(11,005,478)	—	(2,562)
—	(2,219,743)	—	—

—	(113,944,544)	—	(482,729)

530,244,973	792,681,193	2,964,175	9,905,800
82,672,922	124,036,050	6,545	9,000
3,691,583	21,028,905	—	—

—	94,513,926	—	439,293
—	10,047,508	—	2,562
—	2,174,455	—	—

(1,020,691,499)	(911,120,127)	(1,913,238)	(1,072,923)
(193,199,006)	(431,740,280)	(71,550)	(574)
(13,787,023)	(19,831,488)	—	—

(611,068,050)	(318,209,858)	985,932	9,283,158
(1,379,602,212)	747,148,110	(3,553,899)	13,693,841
6,307,423,592	5,560,275,482	34,585,908	20,892,067
$4,927,821,380	$6,307,423,592	$31,032,009	$34,585,908

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   171

	Lazard International Small Cap Equity Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	3,090,617	3,529,666
Shares sold	199,101	514,178
Shares issued to shareholders from reinvestment of distributions	—	92,962
Shares redeemed	(716,352)	(1,046,189)
Net increase (decrease)	(517,251)	(439,049)
Shares outstanding at end of period	2,573,366	3,090,617
Open Shares
Shares outstanding at beginning of period	1,622,591	2,031,598
Shares sold	44,065	254,632
Shares issued to shareholders from reinvestment of distributions	—	49,571
Shares redeemed	(513,493)	(713,210)
Net increase (decrease)	(469,428)	(409,007)
Shares outstanding at end of period	1,153,163	1,622,591
R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

172   Semi-Annual Report

Lazard International Strategic Equity Portfolio		Lazard Managed Equity Volatility Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

357,911,733	359,227,186	2,714,105	1,963,386
41,723,795	55,219,621	273,141	804,074
—	6,217,811	—	34,782
(80,583,957)	(62,752,885)	(178,550)	(88,137)
(38,860,162)	(1,315,453)	94,591	750,719
319,051,571	357,911,733	2,808,696	2,714,105

43,939,513	64,009,753	18,298	17,404
6,389,074	8,545,569	587	736
—	656,801	—	203
(14,525,872)	(29,272,610)	(7,167)	(45)
(8,136,798)	(20,070,240)	(6,580)	894
35,802,715	43,939,513	11,718	18,298

7,802,421	7,549,275	—	—
276,627	1,459,355	—	—
—	142,878	—	—
(970,765)	(1,349,087)	—	—
(694,138)	253,146	—	—
7,108,283	7,802,421	—	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   173

	Lazard International Small Cap Equity Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,243	$597,260
Net realized gain (loss) on investments and foreign currency transactions	(1,492,321)	(1,233,823)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,314,517)	13,644,978
Net increase (decrease) in net assets resulting from operations	(6,651,595)	13,008,415
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(993,572)
Open Shares	—	(532,378)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(1,525,950)
Capital stock transactions
Net proceeds from sales
Institutional Shares	2,001,581	5,735,020
Open Shares	457,685	2,821,054
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	985,401
Open Shares	—	525,950
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(7,135,242)	(11,597,241)
Open Shares	(5,095,170)	(7,881,149)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(9,771,146)	(9,410,965)
Total increase (decrease) in net assets	(16,422,741)	2,071,500
Net assets at beginning of period	57,457,699	55,386,199
Net assets at end of period	$41,034,958	$57,457,699

The accompanying notes are an integral part of these financial statements.

174   Semi-Annual Report

Lazard International Strategic Equity Portfolio		Lazard Managed Equity Volatility Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

$47,860,775	$101,146,547	$305,089	$444,759
(66,970,430)	(31,395,597)	(3,405,009)	716,348
(749,424,507)	1,109,551,562	(1,439,911)	3,732,305
(768,534,162)	1,179,302,512	(4,539,831)	4,893,412

—	(100,719,323)	—	(480,167)
—	(11,005,478)	—	(2,562)
—	(2,219,743)	—	—
—	(113,944,544)	—	(482,729)

530,244,973	792,681,193	2,964,175	9,905,800
82,672,922	124,036,050	6,545	9,000
3,691,583	21,028,905	—	—
—	94,513,926	—	439,293
—	10,047,508	—	2,562
—	2,174,455	—	—
(1,020,691,499)	(911,120,127)	(1,913,238)	(1,072,923)
(193,199,006)	(431,740,280)	(71,550)	(574)
(13,787,023)	(19,831,488)	—	—
(611,068,050)	(318,209,858)	985,932	9,283,158
(1,379,602,212)	747,148,110	(3,553,899)	13,693,841
6,307,423,592	5,560,275,482	34,585,908	20,892,067
$4,927,821,380	$6,307,423,592	$31,032,009	$34,585,908

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   175

	Lazard International Small Cap Equity Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	3,090,617	3,529,666
Shares sold	199,101	514,178
Shares issued to shareholders from reinvestment of distributions	—	92,962
Shares redeemed	(716,352)	(1,046,189)
Net increase (decrease)	(517,251)	(439,049)
Shares outstanding at end of period	2,573,366	3,090,617

Open Shares
Shares outstanding at beginning of period	1,622,591	2,031,598
Shares sold	44,065	254,632
Shares issued to shareholders from reinvestment of distributions	—	49,571
Shares redeemed	(513,493)	(713,210)
Net increase (decrease)	(469,428)	(409,007)
Shares outstanding at end of period	1,153,163	1,622,591

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

176   Semi-Annual Report

Lazard International Strategic Equity Portfolio		Lazard Managed Equity Volatility Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

357,911,733	359,227,186	2,714,105	1,963,386
41,723,795	55,219,621	273,141	804,074

—	6,217,811	—	34,782
(80,583,957)	(62,752,885)	(178,550)	(88,137)
(38,860,162)	(1,315,453)	94,591	750,719
319,051,571	357,911,733	2,808,696	2,714,105

43,939,513	64,009,753	18,298	17,404
6,389,074	8,545,569	587	736

—	656,801	—	203
(14,525,872)	(29,272,610)	(7,167)	(45)
(8,136,798)	(20,070,240)	(6,580)	894
35,802,715	43,939,513	11,718	18,298

7,802,421	7,549,275	—	—
276,627	1,459,355	—	—

—	142,878	—	—
(970,765)	(1,349,087)	—	—
(694,138)	253,146	—	—
7,108,283	7,802,421	—	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   177

	Lazard US Equity Concentrated Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,606,367	$10,746,418
Net realized gain (loss) on investments and foreign currency transactions	(5,193,634)	16,675,749
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	33,368,628	316,438,020
Net increase (decrease) in net assets resulting from operations	34,781,361	343,860,187

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(10,474,453)
Open Shares	—	(251,259)
R6 Shares	—	(16,815)
Net decrease in net assets resulting from distributions	—	(10,742,527)

Capital stock transactions
Net proceeds from sales
Institutional Shares	650,121,106	239,444,709
Open Shares	4,475,486	10,485,661
R6 Shares	34,566	52,111
Net proceeds from reinvestment of distributions
Institutional Shares	—	9,489,994
Open Shares	—	245,698
R6 Shares	—	16,815
Cost of shares redeemed
Institutional Shares	(281,933,425)	(337,781,398)
Open Shares	(11,742,096)	(27,918,973)
R6 Shares	(500)	(444,560)
Net increase (decrease) in net assets from capital stock transactions	360,955,137	(106,409,943)
Total increase (decrease) in net assets	395,736,498	226,707,717
Net assets at beginning of period	1,320,439,963	1,093,732,246
Net assets at end of period	$1,716,176,461	$1,320,439,963

The accompanying notes are an integral part of these financial statements.

178   Semi-Annual Report

Lazard US Equity Focus Portfolio		Lazard US Small-Mid Cap Equity Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

$193,760	$775,182	$225,087	$528,891

98,107	9,274,046	(8,931,321)	9,996,563

(1,372,723)	8,829,523	(10,963,492)	24,785,901

(1,080,856)	18,878,751	(19,669,726)	35,311,355

—	(3,507,462)	—	(3,405,960)
—	(115,921)	—	(467,265)
—	(1,131,458)	—	—

—	(4,754,841)	—	(3,873,225)

632,325	2,432,592	28,919,815	43,497,892
41,534	24,674	710,923	1,907,057
5,295,671	5,577,813	668,684	—

—	3,507,279	—	3,376,123
—	115,887	—	439,046
—	1,131,458	—	—

(5,802,080)	(46,017,010)	(23,395,336)	(80,591,007)
(40,664)	(61,182)	(2,384,089)	(4,715,661)
(3,876,042)	(8,015,687)	(19,637)	—

(3,749,256)	(41,304,176)	4,500,360	(36,086,550)
(4,830,112)	(27,180,266)	(15,169,366)	(4,648,420)
44,386,693	71,566,959	122,754,312	127,402,732
$39,556,581	$44,386,693	$107,584,946	$122,754,312

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   179

	Lazard US Equity Concentrated Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	75,485,283	80,772,130
Shares sold	51,111,450	16,233,590
Shares issued to shareholders from reinvestment of distributions	—	564,545
Shares redeemed	(19,010,056)	(22,084,982)
Net increase (decrease)	32,101,394	(5,286,847)
Shares outstanding at end of period	107,586,677	75,485,283
Open Shares
Shares outstanding at beginning of period	2,759,073	3,925,727
Shares sold	292,120	683,831
Shares issued to shareholders from reinvestment of distributions	—	14,504
Shares redeemed	(759,865)	(1,864,989)
Net increase (decrease)	(467,745)	(1,166,654)
Shares outstanding at end of period	2,291,328	2,759,073
R6 Shares†
Shares outstanding at beginning of period	123,837	147,098
Shares sold	2,336	3,494
Shares issued to shareholders from reinvestment of distributions	—	998
Shares redeemed	(35)	(27,753)
Net increase (decrease)	2,301	(23,261)
Shares outstanding at end of period	126,138	123,837

†	The inception date for the US Small-Mid Cap Equity R6 Shares was January 08, 2020.

The accompanying notes are an integral part of these financial statements.

180   Semi-Annual Report

Lazard US Equity Focus Portfolio		Lazard US Small-Mid Cap Equity Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

2,714,562	5,927,072	7,925,745	10,493,688
55,156	202,537	2,762,435	3,337,117
—	292,273	—	247,154
(502,236)	(3,707,320)	(2,186,082)	(6,152,214)
(447,080)	(3,212,510)	576,353	(2,567,943)
2,267,482	2,714,562	8,502,098	7,925,745
92,372	85,762	1,164,098	1,368,812
3,637	2,053	71,532	159,368
—	9,609	—	34,845
(3,588)	(5,052)	(214,664)	(398,927)
49	6,610	(143,132)	(204,714)
92,421	92,372	1,020,966	1,164,098

881,361	982,747	—	—
557,641	474,198	49,809	—
—	94,367	—	—
(354,730)	(669,951)	(1,555)	—
202,911	(101,386)	48,254	—
1,084,272	881,361	48,254	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   181

Lazard US
Sustainable
Six Months Ended June 30, 2020 (unaudited) (a)	Equity Portfolio

Increase (Decrease) in Net Assets

Operations
Net change in unrealized appreciation (depreciation) on investments	$452
Net increase (decrease) in net assets resulting from operations	452
Capital stock transactions
Net proceeds from sales
Institutional Shares	4,900,000
Open Shares	100,000
Net increase (decrease) in net assets from capital stock transactions	5,000,000
Total increase (decrease) in net assets	5,000,452
Net assets at beginning of period	—
Net assets at end of period	$5,000,452

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	—
Shares sold	490,000
Net increase (decrease)	490,000
Shares outstanding at end of period	490,000
Open Shares
Shares outstanding at beginning of period	—
Shares sold	10,000
Net increase (decrease)	10,000
Shares outstanding at end of period	10,000

(a)	The Portfolio commenced operation on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

182   Semi-Annual Report

The Lazard Funds, Inc. Financial Highlights

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Institutional Shares
Net asset value, beginning of period	$14.55	$11.42	$14.48	$10.28	$9.04		$10.43
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.08	0.11	0.03	0.05	^	0.06
Net realized and unrealized gain (loss)	(1.66)	3.13	(3.08)	4.20	1.29		(1.40)
Total from investment operations	(1.63)	3.21	(2.97)	4.23	1.34		(1.34)
Less distributions from:
Net investment income	—	(0.08)	(0.09)	(0.03)	(0.10)		(0.05)
Total distributions	—	(0.08)	(0.09)	(0.03)	(0.10)		(0.05)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$12.92	$14.55	$11.42	$14.48	$10.28		$9.04

Total Return (c)	–11.20%	28.17%	–20.58%	41.15%	14.81	%^	–12.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$155,391	$226,067	$215,120	$268,730	$189,035		$343,788
Ratios to average net assets (d):
Net expenses	1.18%	1.16%	1.14%	1.18%	1.21	%^	1.20%
Gross expenses	1.19%	1.16%	1.14%	1.18%	1.23%		1.20%
Net investment income (loss)	0.47%	0.63%	0.83%	0.24%	0.48	%^	0.55%
Portfolio turnover rate	31%	55%	63%	46%	56%		66%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   183

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Open Shares
Net asset value, beginning of period	$14.51	$11.36	$14.45	$10.28	$9.05		$10.43
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.05	0.06	(0.02)	0.01	^	0.01
Net realized and unrealized gain (loss)	(1.66)	3.11	(3.06)	4.19	1.28		(1.38)
Total from investment operations	(1.65)	3.16	(3.00)	4.17	1.29		(1.37)
Less distributions from:
Net investment income	—	(0.01)	(0.09)	—	(0.06)		(0.01)
Total distributions	—	(0.01)	(0.09)	—	(0.06)		(0.01)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$12.86	$14.51	$11.36	$14.45	$10.28		$9.05
Total Return (c)	–11.37%	27.79%	–20.83%#	40.56%	14.31	%^	–13.11%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,353	$9,341	$7,263	$12,569	$7,272		$10,903
Ratios to average net assets (d):
Net expenses	1.49%	1.46%	1.51%	1.58%	1.60	%^	1.57%
Gross expenses	1.50%	1.55%	1.51%	1.58%	1.65%		1.57%
Net investment income (loss)	0.19%	0.36%	0.42%	-0.17%	0.06	%^	0.13%
Portfolio turnover rate	31%	55%	63%	46%	56%		66%

†	Unaudited
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. For Institutional Shares, the impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%. For Open Shares, the net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to the period custodian fees was offset against the period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.07% impact on the total return of the Portfolio’s Open Shares.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

184   Semi-Annual Report

LAZARD EMERGING MARKETS CORE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$11.79	$9.89	$12.30	$8.83	$8.60	$9.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.20	0.16	0.11	0.08	0.03
Net realized and unrealized gain (loss)	(1.80)	1.93	(2.39)	3.45	0.22	(1.03)
Total from investment operations	(1.75)	2.13	(2.23)	3.56	0.30	(1.00)
Less distributions from:
Net investment income	—	(0.23)	(0.18)	(0.09)	(0.07)	(0.01)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	—	(0.23)	(0.18)	(0.09)	(0.07)	(0.02)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$10.04	$11.79	$9.89	$12.30	$8.83	$8.60

Total Return (c)	–14.84%	21.59%	–18.12%	40.35%	3.47%	–10.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$164,184	$197,213	$207,955	$230,343	$122,995	$102,421
Ratios to average net assets (d):
Net expenses	1.21%	1.18%	1.18%	1.20%	1.30%	1.30%
Gross expenses	1.21%	1.18%	1.18%	1.20%	1.31%	1.52%
Net investment income (loss)	1.03%	1.83%	1.44%	0.98%	0.89%	0.32%
Portfolio turnover rate	11%	19%	30%	15%	62%	46%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   185

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Open Shares
Net asset value, beginning of period	$11.76	$9.87	$12.27	$8.81	$8.58	$9.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.16	0.11	0.06	0.07	— (b)
Net realized and unrealized gain (loss)	(1.79)	1.92	(2.37)	3.45	0.20	(1.04)
Total from investment operations	(1.76)	2.08	(2.26)	3.51	0.27	(1.04)
Less distributions from:
Net investment income	—	(0.19)	(0.14)	(0.05)	(0.04)	—
Total distributions	—	(0.19)	(0.14)	(0.05)	(0.04)	—
Net asset value, end of period	$10.00	$11.76	$9.87	$12.27	$8.81	$8.58

Total Return (c)	–14.97%	21.08%	–18.43%	39.80%	3.17%	–10.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,717	$2,425	$1,853	$1,828	$729	$2,344
Ratios to average net assets (d):
Net expenses	1.50%	1.55%	1.58%	1.60%	1.60%	1.60%
Gross expenses	1.61%	1.90%	2.00%	2.45%	2.14%	2.35%
Net investment income (loss)	0.66%	1.48%	1.00%	0.56%	0.85%	–0.04%
Portfolio turnover rate	11%	19%	30%	15%	62%	46%

The accompanying notes are an integral part of these financial statements.

186   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/20†	Year Ended 12/31/19	For the Period 4/6/18* to 12/31/18

R6 Shares
Net asset value, beginning of period	$11.80	$9.89	$12.21
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.20	0.14
Net realized and unrealized gain (loss)	(1.80)	1.94	(2.28)
Total from investment operations	(1.75)	2.14	(2.14)
Less distributions from:
Net investment income	—	(0.23)	(0.18)
Total distributions	—	(0.23)	(0.18)
Net asset value, end of period	$10.05	$11.80	$9.89

Total Return (c)	–14.83%	21.69%	–17.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$378	$597	$494
Ratios to average net assets (d):
Net expenses	1.19%	1.18%	1.16%
Gross expenses	1.75%	3.23%	7.68%
Net investment income (loss)	0.93%	1.80%	1.71%
Portfolio turnover rate	11%	19%	30%

†	Unaudited
*	The inception date for the R6 Shares was April 6, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   187

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 5/29/15* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$11.84	$10.03	$12.27	$8.71	$8.06	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.24	0.19	0.12	0.12	0.08
Net realized and unrealized gain (loss)	(1.26)	1.80	(2.19)	3.58	0.67	(1.88)

Total from investment operations	(1.19)	2.04	(2.00)	3.70	0.79	(1.80)
Less distributions from:
Net investment income	—	(0.23)	(0.22)	(0.13)	(0.13)	(0.14)
Net realized gains	—	—	— (b)	—	—	—
Return of capital	—	—	(0.02)	(0.01)	(0.01)	—

Total distributions	—	(0.23)	(0.24)	(0.14)	(0.14)	(0.14)

Net asset value, end of period	$10.65	$11.84	$10.03	$12.27	$8.71	$8.06

Total Return (c)	–10.13%	20.34%	–16.23%	42.52%	9.83%	–17.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,223	$9,190	$3,107	$4,191	$2,896	$2,618
Ratios to average net assets (d):
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses	2.85%	3.19%	5.60%	6.29%	9.57%	11.47%
Net investment income (loss)	1.44%	2.15%	1.59%	1.15%	1.41%	1.54%
Portfolio turnover rate	35%	59%	61%	52%	57%	38%

The accompanying notes are an integral part of these financial statements.

188   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 5/29/15* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$11.85	$10.04	$12.27	$8.71	$8.06	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.21	0.16	0.08	0.09	0.06
Net realized and unrealized gain (loss)	(1.26)	1.79	(2.18)	3.58	0.68	(1.87)

Total from investment operations	(1.21)	2.00	(2.02)	3.66	0.77	(1.81)
Less distributions from:
Net investment income	—	(0.19)	(0.19)	(0.09)	(0.11)	(0.13)
Net realized gains	—	—	— (b)	—	—	—
Return of capital	—	—	(0.02)	(0.01)	(0.01)	—

Total distributions	—	(0.19)	(0.21)	(0.10)	(0.12)	(0.13)

Net asset value, end of period	$10.64	$11.85	$10.04	$12.27	$8.71	$8.06

Total Return (c)	–10.21%	19.97%	–16.40%	42.09%	9.51%	–18.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$739	$1,162	$476	$356	$120	$95
Ratios to average net assets (d):
Net expenses	1.35%	1.38%	1.40%	1.40%	1.40%	1.40%
Gross expenses	3.47%	4.32%	8.09%	12.17%	20.02%	26.37%
Net investment income (loss)	0.89%	1.87%	1.35%	0.72%	1.06%	1.18%
Portfolio turnover rate	35%	59%	61%	52%	57%	38%

†	Unaudited
*	The Portfolio commenced operations on May 29, 2015.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   189

LAZARD EMERGING MARKETS EQUITY BLEND PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Institutional Shares
Net asset value, beginning of period	$12.18	$10.02	$12.93	$9.60	$8.53		$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.13	0.17	0.10	0.08	^	0.12
Net realized and unrealized gain (loss)	(1.54)	2.29	(2.89)	3.35	1.04		(1.39)

Total from investment operations	(1.47)	2.42	(2.72)	3.45	1.12		(1.27)
Less distributions from:
Net investment income	—	(0.26)	(0.19)	(0.12)		(0.05)	(0.19)
Return of capital	—	—	—	—	—		(0.01)

Total distributions	—	(0.26)	(0.19)	(0.12)		(0.05)	(0.20)

Redemption fees	—	—	—	—	—	(b)	— (b)

Net asset value, end of period	$10.71	$12.18	$10.02	$12.93	$9.60		$8.53

Total Return (c)	–12.07%	24.21%	–21.05%	35.98%	13.12	%^	–12.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,207	$96,399	$291,404	$385,492	$282,473		$287,857
Ratios to average net assets (d):
Net expenses	1.25%	1.26%	1.15%	1.21%	1.25	%^	1.20%
Gross expenses	1.41%	1.26%	1.15%	1.21%		1.26%	1.20%
Net investment income (loss)	1.27%	1.16%	1.39%	0.90%	0.88	%^	1.22%
Portfolio turnover rate	30%	56%	61%	57%		47%	38%

The accompanying notes are an integral part of these financial statements.

190   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19†	12/31/18†	12/31/17†	12/31/16†		12/31/15†

Open Shares
Net asset value, beginning of period	$12.23	$10.03	$12.95	$9.62	$8.55		$9.99
Income (Loss) from investment operations:
Net investment income (loss)	0.05	0.14	0.12	0.06	0.05	^	0.11
Net realized and unrealized gain (loss)	(1.54)	2.29	(2.89)	3.34	1.04		(1.38)
Total from investment operations	(1.49)	2.43	(2.77)	3.40	1.09		(1.27)
Less distributions from:
Net investment income (a)	—	(0.23)	(0.15)	(0.07)		(0.02)	(0.17)
Return of capital	—	—	—	—	—	(b)	— (b)
Total distributions	—	(0.23)	(0.15)	(0.07)		(0.02)	(0.17)
Redemption fees	—	—	—	— (b)	—	(b)	— (b)
Net asset value, end of period	$10.74	$12.23	$10.03	$12.95	$9.62		$8.55

Total Return (c)	–12.18%	24.21%	–21.39%	35.38%	12.74	%^	–12.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,362	$5,977	$6,200	$9,728	$6,804		$7,107
Ratios to average net assets (d):
Net expenses	1.50%	1.52%	1.53%	1.60%	1.60	%^	1.54%
Gross expenses	1.74%	1.77%	1.53%	1.61%		1.89%	1.54%
Net investment income (loss)	0.96%	1.27%	1.01%	0.50%	0.54	%^	1.10%
Portfolio turnover rate	30%	56%	61%	57%		47%	38%

†	Unaudited
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   191

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Institutional Shares
Net asset value, beginning of period	$ 18.48	$ 16.06	$ 20.02	$ 15.96	$ 13.44		$ 17.19
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18	0.42	0.39	0.33	0.24	^	0.30
Net realized and unrealized gain (loss)	(4.13)	2.45	(4.01)	4.13	2.52		(3.76)
Total from investment operations	(3.95)	2.87	(3.62)	4.46	2.76		(3.46)
Less distributions from:
Net investment income	—	(0.45)	(0.34)	(0.40)	(0.24)		(0.23)
Net realized gains	—	—	—	—	—		(0.06)
Total distributions	—	(0.45)	(0.34)	(0.40)	(0.24)		(0.29)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$ 14.53	$ 18.48	$ 16.06	$ 20.02	$ 15.96		$ 13.44
Total Return (c)	–21.37%	18.04%	–18.09%	28.02%	20.52	%^	–20.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,944,096	$6,645,429	$7,573,861	$11,285,358	$9,311,693		$8,238,638
Ratios to average net assets (d):
Net expenses	1.10%	1.08%	1.07%	1.08%	1.09	%^	1.10%
Gross expenses	1.10%	1.08%	1.07%	1.08%	1.09%		1.10%
Net investment income (loss)	2.42%	2.42%	2.12%	1.82%	1.59	%^	1.83%
Portfolio turnover rate	24%	20%	16%	14%	12%		14%

The accompanying notes are an integral part of these financial statements.

192   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Open Shares
Net asset value, beginning of period	$ 19.03	$ 16.53	$ 20.60	$ 16.41	$ 13.82		$ 17.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.39	0.35	0.29	0.21	^	0.26
Net realized and unrealized gain (loss)	(4.26)	2.52	(4.12)	4.25	2.58		(3.84)
Total from investment operations	(4.09)	2.91	(3.77)	4.54	2.79		(3.58)
Less distributions from:
Net investment income	—	(0.41)	(0.30)	(0.35)	(0.20)		(0.19)
Net realized gains	—	—	—	—	—		(0.06)
Total distributions	—	(0.41)	(0.30)	(0.35)	(0.20)		(0.25)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$ 14.94	$ 19.03	$ 16.53	$ 20.60	$ 16.41		$ 13.82
Total Return (c)	–21.49%	17.73%	–18.32%	27.73%	20.17	%^	–20.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$411,575	$969,347	$1,004,569	$1,515,715	$1,287,552		$832,706
Ratios to average net assets (d):
Net expenses	1.35%	1.34%	1.32%	1.34%	1.35	%^	1.37%
Gross expenses	1.35%	1.34%	1.32%	1.34%	1.35%		1.37%
Net investment income (loss)	2.13%	2.19%	1.85%	1.55%	1.35	%^	1.58%
Portfolio turnover rate	24%	20%	16%	14%	12%		14%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   193

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 1/19/15* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

R6 Shares
Net asset value, beginning of period	$18.47	$ 16.06	$ 20.02	$ 15.96	$ 13.44	$ 17.26
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.40	0.40	0.35	0.23^	0.27
Net realized and unrealized gain (loss)	(4.13)	2.46	(4.02)	4.11	2.53	(3.80)
Total from investment operations	(3.94)	2.86	(3.62)	4.46	2.76	(3.53)
Less distributions from:
Net investment income	—	(0.45)	(0.34)	(0.40)	(0.24)	(0.23)
Net realized gains	—	—	—	—	—	(0.06)
Total distributions	—	(0.45)	(0.34)	(0.40)	(0.24)	(0.29)
Net asset value, end of period	$14.53	$18.47	$ 16.06	$20.02	$ 15.96	$13.44
Total Return (c)	–21.33%	17.98%	–18.09%	28.02%	20.52%^	–20.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,451	$184,337	$232,507	$372,568	$197,959	$144,626
Ratios to average net assets (d):
Net expenses	1.10%	1.08%	1.07%	1.08%	1.09%^	1.12%
Gross expenses	1.10%	1.08%	1.07%	1.08%	1.10%	1.13%
Net investment income (loss)	2.38%	2.30%	2.15%	1.91%	1.54%^	1.79%
Portfolio turnover rate	24%	20%	16%	14%	12%	14%

†	Unaudited
*	The inception date for the R6 Shares was January 19, 2015.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

194   Semi-Annual Report

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 9/29/17* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17

Institutional Shares
Net asset value, beginning of period	$10.17	$8.84	$10.38	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.19	0.20	0.03
Net realized and unrealized gain (loss)	(2.20)	1.73	(0.75)	0.40
Total from investment operations	(2.13)	1.92	(0.55)	0.43
Less distributions from:
Net investment income	—	(0.15)	(0.21)	(0.03)
Net realized gains	—	(0.44)	(0.78)	(0.02)
Total distributions	—	(0.59)	(0.99)	(0.05)
Net asset value, end of period	$8.04	$10.17	$8.84	$10.38
Total Return (b)	–20.94%	21.70%	–5.10%	4.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,158	$39,878	$8,341	$5,566
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.21%	1.36%	3.42%	3.21%
Net investment income (loss)	1.68%	1.95%	1.94%	1.26%
Portfolio turnover rate	70%	95%	97%	10%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   195

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 9/29/17* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17

Open Shares
Net asset value, beginning of period	$10.17	$8.84	$10.38	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.16	0.19	0.03
Net realized and unrealized gain (loss)	(2.19)	1.73	(0.77)	0.39
Total from investment operations	(2.14)	1.89	(0.58)	0.42
Less distributions from:
Net investment income	—	(0.12)	(0.18)	(0.02)
Net realized gains	—	(0.44)	(0.78)	(0.02)
Total distributions	—	(0.56)	(0.96)	(0.04)
Net asset value, end of period	$8.03	$10.17	$8.84	$10.38
Total Return (b)	–21.04%	21.40%	–5.34%	4.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$218	$312	$190	$111
Ratios to average net assets (c):
Net expenses	1.20%	1.18%	1.20%	1.20%
Gross expenses	2.92%	5.78%	10.19%	23.62%
Net investment income (loss)	1.26%	1.64%	1.75%	1.14%
Portfolio turnover rate	70%	95%	97%	10%

†	Unaudited
*	The Portfolio commenced operations on September 29, 2017.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

196   Semi-Annual Report

LAZARD GLOBAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$14.56	$11.72	$13.04	$10.53	$10.33	$10.32
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.11	0.09	0.07	0.09	0.04
Net realized and unrealized gain (loss)	(0.83)	2.84	(1.02)	2.93	0.18	0.01
Total from investment operations	(0.78)	2.95	(0.93)	3.00	0.27	0.05
Less distributions from:
Net investment income	—	(0.10)	(0.06)	(0.10)	(0.07)	(0.04)
Net realized gains	—	—	(0.32)	(0.39)	—	—
Return of capital	—	(0.01)	(0.01)	—	—	—
Total distributions	—	(0.11)	(0.39)	(0.49)	(0.07)	(0.04)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$13.78	$14.56	$11.72	$13.04	$10.53	$10.33
Total Return (c)	–5.36%	25.20%	–7.12%	28.52%	2.66%	0.46%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,459	$82,057	$65,382	$58,201	$31,197	$20,624
Ratios to average net assets (d):
Net expenses	0.90%	1.01%	1.05%	1.05%	1.07%	1.10%
Gross expenses	1.00%	1.08%	1.08%	1.30%	1.75%	2.27%
Net investment income (loss)	0.68%	0.85%	0.70%	0.60%	0.86%	0.41%
Portfolio turnover rate	92%	25%	34%	34%	40%	55%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   197

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$14.57	$11.73	$13.04	$10.54	$10.34	$10.32
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.08	0.05	0.04	0.06	0.01
Net realized and unrealized gain (loss)	(0.85)	2.83	(1.01)	2.91	0.18	0.02
Total from investment operations	(0.80)	2.91	(0.96)	2.95	0.24	0.03
Less distributions from:
Net investment income	—	(0.07)	(0.02)	(0.06)	(0.04)	(0.01)
Net realized gains	—	—	(0.32)	(0.39)	—	—
Return of capital	—	— (b)	(0.01)	—	—	—
Total distributions	—	(0.07)	(0.35)	(0.45)	(0.04)	(0.01)
Net asset value, end of period	$13.77	$14.57	$11.73	$13.04	$10.54	$10.34
Total Return (c)	–5.49%	24.82%	–7.33%	28.01%	2.35%	0.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$972	$933	$763	$711	$515	$290
Ratios to average net assets (d):
Net expenses	1.15%	1.30%	1.35%	1.35%	1.37%	1.40%
Gross expenses	1.71%	2.36%	2.80%	3.70%	5.38%	7.42%
Net investment income (loss)	0.69%	0.56%	0.41%	0.32%	0.56%	0.09%
Portfolio turnover rate	92%	25%	34%	34%	40%	55%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

198   Semi-Annual Report

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Institutional Shares
Net asset value, beginning of period	$15.78	$13.51	$15.99	$14.17	$13.42		$13.72
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.40	0.41	0.39	0.31	^	0.33
Net realized and unrealized gain (loss)	(1.36)	2.57	(0.96)	2.54	0.92		0.89
Total from investment operations	(1.22)	2.97	(0.55)	2.93	1.23		1.22
Less distributions from:
Net investment income	(0.37)	(0.70)	(0.72)	(0.29)	(0.34)		(1.17)
Net realized gains	—	—	(1.21)	(0.82)	(0.14)		(0.35)
Total distributions	(0.37)	(0.70)	(1.93)	(1.11)	(0.48)		(1.52)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$14.19	$15.78	$13.51	$15.99	$14.17		$13.42
Total Return (c)	–7.54%	22.26%	–3.68%	20.73%	9.30	%^	9.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,853,590	$7,277,512	$4,924,359	$4,778,042	$2,931,161		$2,156,325
Ratios to average net assets (d):
Net expenses	0.95%	0.95%	0.95%	0.95%	0.96	%^	0.96%
Gross expenses	0.95%	0.95%	0.95%	0.95%	0.96%		0.96%
Net investment income (loss)	1.93%	2.63%	2.65%	2.44%	2.29	%^	2.32%
Portfolio turnover rate	24%	33%	49%	33%	35%		34%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   199

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Open Shares
Net asset value, beginning of period	$15.79	$13.52	$16.01	$14.20	$13.45		$13.74
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.36	0.37	0.35	0.29	^	0.31
Net realized and unrealized gain (loss)	(1.36)	2.57	(0.97)	2.55	0.91		0.88
Total from investment operations	(1.24)	2.93	(0.60)	2.90	1.20		1.19
Less distributions from:
Net investment income	(0.35)	(0.66)	(0.68)	(0.27)	(0.31)		(1.13)
Net realized gains	—	—	(1.21)	(0.82)	(0.14)		(0.35)
Total distributions	(0.35)	(0.66)	(1.89)	(1.09)	(0.45)		(1.48)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$ 14.20	$15.79	$13.52	$16.01	$14.20		$13.45
Total Return (c)	–7.67%	21.94%	–3.98%	20.47%	9.01	%^	9.06%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$352,355	$448,387	$426,749	$633,243	$462,613		$393,786
Ratios to average net assets (d):
Net expenses	1.20%	1.20%	1.20%	1.21%	1.22	%^	1.23%
Gross expenses	1.20%	1.20%	1.20%	1.21%	1.22%		1.23%
Net investment income (loss)	1.59%	2.39%	2.36%	2.16%	2.09	%^	2.19%
Portfolio turnover rate	24%	33%	49%	33%	35%		34%

†	Unaudited
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

200   Semi-Annual Report

LAZARD GLOBAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$2.06	$1.64	$2.31	$9.59	$9.67	$9.94
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.02	0.01	0.08	0.07	0.06
Net realized and unrealized gain (loss)	(0.07)	0.46	(0.18)	2.24	(0.08)	(0.25)
Total from investment operations	(0.06)	0.48	(0.17)	2.32	(0.01)	(0.19)
Less distributions from:
Net investment income	—	(0.02)	(0.01)	(0.20)	(0.07)	(0.08)
Net realized gains	—	(0.04)	(0.49)	(9.40)	—	—
Total distributions	—	(0.06)	(0.50)	(9.60)	(0.07)	(0.08)
Net asset value, end of period	$2.00	$2.06	$1.64	$2.31	$9.59	$9.67
Total Return (b)	–2.91%	29.19%	–9.16%	24.20%	–0.15%	–1.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,047	$3,185	$2,505	$2,750	$19,816	$9,254
Ratios to average net assets (c):
Net expenses	1.00%	1.00%	1.05%	1.10%	1.10%	1.10%
Gross expenses	5.59%	6.07%	6.41%	2.06%	2.03%	3.83%
Net investment income (loss)	0.61%	1.01%	0.60%	0.76%	0.76%	0.63%
Portfolio turnover rate	35%	49%	46%	65%	67%	65%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   201

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$2.05	$1.63	$2.30	$9.59	$9.67	$9.94
Income (Loss) from investment operations:
Net investment income (loss) (a)	—	0.01	0.01	0.03	0.04	0.03
Net realized and unrealized gain (loss)	(0.07)	0.46	(0.19)	2.25	(0.08)	(0.25)
Total from investment operations	(0.07)	0.47	(0.18)	2.28	(0.04)	(0.22)
Less distributions from:
Net investment income	—	(0.01)	— (d)	(0.17)	(0.04)	(0.05)
Net realized gains	—	(0.04)	(0.49)	(9.40)	—	—
Total distributions	—	(0.05)	(0.49)	(9.57)	(0.04)	(0.05)
Net asset value, end of period	$1.98	$2.05	$1.63	$2.30	$9.59	$9.67
Total Return (b)	–3.41%	29.01%	–9.39%	23.72%	–0.45%	–2.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$142	$144	$131	$149	$114	$114
Ratios to average net assets (c):
Net expenses	1.25%	1.29%	1.35%	1.41%	1.40%	1.40%
Gross expenses	8.33%	13.26%	14.05%	12.33%	13.31%	14.12%
Net investment income (loss)	0.36%	0.72%	0.29%	0.34%	0.39%	0.30%
Portfolio turnover rate	35%	49%	46%	65%	67%	65%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

202   Semi-Annual Report

LAZARD INTERNATIONAL EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 5/29/15* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$9.99	$8.70	$10.92	$8.91	$9.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.22	0.24	0.19	0.18	0.04
Net realized and unrealized gain (loss)	(1.32)	1.29	(2.01)	2.03	(0.28)	(0.70)
Total from investment operations	(1.20)	1.51	(1.77)	2.22	(0.10)	(0.66)
Less distributions from:
Net investment income	—	(0.22)	(0.33)	(0.21)	(0.20)	(0.13)
Net realized gains	—	—	(0.12)	—	—	—
Total distributions	—	(0.22)	(0.45)	(0.21)	(0.20)	(0.13)
Net asset value, end of period	$8.79	$9.99	$8.70	$10.92	$8.91	$9.21
Total Return (b)	–12.01%	17.37%	–16.26%	24.98%	–1.13%	–6.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,119	$2,408	$2,051	$2,508	$1,969	$1,797
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	8.58%	8.40%	7.60%	8.91%	13.12%	14.93%
Net investment income (loss)	2.70%	2.30%	2.29%	1.89%	2.08%	0.77%
Portfolio turnover rate	53%	66%	72%	88%	92%	58%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   203

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 5/29/15* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$9.99	$8.70	$10.92	$8.91	$9.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.19	0.21	0.16	0.15	0.03
Net realized and unrealized gain (loss)	(1.32)	1.29	(2.01)	2.03	(0.28)	(0.71)
Total from investment operations	(1.21)	1.48	(1.80)	2.19	(0.13)	(0.68)
Less distributions from:
Net investment income	—	(0.19)	(0.30)	(0.18)	(0.17)	(0.11)
Net realized gains	—	—	(0.12)	—	—	—
Total distributions	—	(0.19)	(0.42)	(0.18)	(0.17)	(0.11)
Net asset value, end of period	$8.78	$9.99	$8.70	$10.92	$8.91	$9.21
Total Return (b)	–12.11%	17.03%	–16.52%	24.60%	–1.42%	–6.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99	$113	$97	$116	$93	$93
Ratios to average net assets (c):
Net expenses	1.15%	1.18%	1.20%	1.20%	1.20%	1.20%
Gross expenses	12.29%	17.72%	17.67%	20.85%	25.85%	30.10%
Net investment income (loss)	2.45%	2.02%	1.99%	1.58%	1.74%	0.47%
Portfolio turnover rate	53%	66%	72%	88%	92%	58%

†	Unaudited
*	The Portfolio commenced operations on May 29, 2015.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

204   Semi-Annual Report

LAZARD INTERNATIONAL EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$10.30	$8.34	$10.43	$8.54	$8.27	$9.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.19	0.14	0.13	0.14	0.10
Net realized and unrealized gain (loss)	(1.92)	1.94	(1.84)	1.86	0.25	(1.25)
Total from investment operations	(1.87)	2.13	(1.70)	1.99	0.39	(1.15)
Less distributions from:
Net investment income	—	(0.17)	(0.17)	(0.10)	(0.12)	(0.11)
Net realized gains	—	—	(0.22)	—	—	—
Total distributions	—	(0.17)	(0.39)	(0.10)	(0.12)	(0.11)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$8.43	$10.30	$8.34	$10.43	$8.54	$8.27
Total Return (c)	–18.16%	25.56%	–16.20%	23.29%	4.74%	–12.06%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,277	$97,815	$49,105	$69,440	$15,473	$13,753
Ratios to average net assets (d):
Net expenses	0.95%	0.95%	1.00%	1.05%	1.05%	1.06%
Gross expenses	1.05%	1.05%	1.13%	1.34%	2.29%	2.96%
Net investment income (loss)	1.03%	2.00%	1.45%	1.35%	1.64%	1.13%
Portfolio turnover rate	56%	72%	76%	81%	92%	91%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   205

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$10.32	$8.35	$10.45	$8.56	$8.29	$9.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.18	0.09	0.10	0.11	0.06
Net realized and unrealized gain (loss)	(1.92)	1.93	(1.82)	1.86	0.26	(1.22)
Total from investment operations	(1.88)	2.11	(1.73)	1.96	0.37	(1.16)
Less distributions from:
Net investment income	—	(0.14)	(0.15)	(0.07)	(0.10)	(0.08)
Net realized gains	—	—	(0.22)	—	—	—
Total distributions	—	(0.14)	(0.37)	(0.07)	(0.10)	(0.08)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$8.44	$10.32	$8.35	$10.45	$8.56	$8.29
Total Return (c)	–18.22%	25.28%	–16.47%	22.87%	4.41%	–12.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$352	$430	$399	$220	$114	$55
Ratios to average net assets (d):
Net expenses	1.20%	1.24%	1.29%	1.35%	1.35%	1.39%
Gross expenses	2.25%	3.67%	5.24%	8.15%	11.98%	9.93%
Net investment income (loss)	0.88%	1.87%	0.96%	1.04%	1.32%	0.60%
Portfolio turnover rate	56%	72%	76%	81%	92%	91%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

206   Semi-Annual Report

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$18.61	$15.68	$19.61	$16.20	$17.08	$16.93
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.37	0.37	0.26	0.27 ^	0.27
Net realized and unrealized gain (loss)	(2.41)	2.95	(3.06)	3.43	(0.98)	—
Total from investment operations	(2.25)	3.32	(2.69)	3.69	(0.71)	0.27
Less distributions from:
Net investment income	—	(0.39)	(0.42)	(0.28)	(0.17)	(0.12)
Net realized gains	—	—	(0.82)	—	—	—
Total distributions	—	(0.39)	(1.24)	(0.28)	(0.17)	(0.12)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$16.36	$18.61	$15.68	$19.61	$16.20	$17.08
Total Return (c)	–12.09%	21.19%	–13.61%#	22.81%	–4.18%^	1.62%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,230,809	$2,495,021	$2,102,735	$2,835,262	$1,511,516	$736,272
Ratios to average net assets (d):
Net expenses	0.83%	0.82%	0.81%	0.81%	0.82%^	0.86%
Gross expenses	0.83%	0.82%	0.81%	0.81%	0.84%	0.87%
Net investment income (loss)	2.03%	2.13%	1.94%	1.44%	1.62%^	1.50%
Portfolio turnover rate	19%	37%	36%	31%	25%	30%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   207

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$18.84	$15.87	$19.83	$16.38	$17.23	$17.07
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.33	0.32	0.30	0.13 ^	0.23
Net realized and unrealized gain (loss)	(2.44)	2.98	(3.08)	3.38	(0.90)	—
Total from investment operations	(2.30)	3.31	(2.76)	3.68	(0.77)	0.23
Less distributions from:
Net investment income	—	(0.34)	(0.38)	(0.23)	(0.08)	(0.07)
Net realized gains	—	—	(0.82)	—	—	—
Total distributions	—	(0.34)	(1.20)	(0.23)	(0.08)	(0.07)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$16.54	$18.84	$15.87	$19.83	$16.38	$17.23
Total Return (c)	–12.21%	20.89%	–13.83%#	22.50%	–4.46%^	1.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$225,392	$257,308	$227,483	$275,014	$1,073,486	$80,221
Ratios to average net assets (d):
Net expenses	1.08%	1.07%	1.06%	1.06%	1.07%^	1.14%
Gross expenses	1.08%	1.07%	1.06%	1.06%	1.10%	1.14%
Net investment income (loss)	1.74%	1.84%	1.67%	1.69%	0.80%^	1.29%
Portfolio turnover rate	19%	37%	36%	31%	25%	30%

The accompanying notes are an integral part of these financial statements.

208   Semi-Annual Report

Selected data for a
share of capital stock	Six Months					For the Period
outstanding	Ended	Year Ended				4/1/15* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

R6 Shares
Net asset value, beginning of period	$18.58	$15.66	$19.59	$16.18	$17.07	$17.94
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.38	0.36	0.31	0.31 ^	0.21
Net realized and unrealized gain (loss)	(2.40)	2.93	(3.05)	3.38	(1.02)	(0.95)
Total from investment operations	(2.24)	3.31	(2.69)	3.69	(0.71)	(0.74)
Less distributions from:
Net investment income	—	(0.39)	(0.42)	(0.28)	(0.18)	(0.13)
Net realized gains	—	—	(0.82)	—	—	—
Total distributions	—	(0.39)	(1.24)	(0.28)	(0.18)	(0.13)
Net asset value, end of period	$16.34	$18.58	$15.66	$19.59	$16.18	$17.07
Total Return (c)	–12.06%	21.17%	–13.62%#	22.85%	–4.17%^	–4.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,613	$107,574	$106,516	$693,744	$79,119	$49,387
Ratios to average net assets (d):
Net expenses	0.81%	0.80%	0.80%	0.80%	0.80%^	0.80%
Gross expenses	0.83%	0.82%	0.81%	0.81%	0.86%	0.92%
Net investment income (loss)	2.01%	2.19%	1.84%	1.68%	1.88%^	1.55%
Portfolio turnover rate	19%	37%	36%	31%	25%	30%

†	Unaudited
*	The inception date for the R6 Shares was April 1, 2015.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. There was a 0.02%, 0.03% and 0.02% impact on the net expenses and net investment income (loss) ratios of the Portfolio’s Institutional, Open and R6 Shares, respectively.
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represent a realized gain and were recorded in the period received. There was a 0.16%, 0.16% and 0.33% impact on the total return of the Portfolio’s Institutional, Open and R6 Shares, respectively.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   209

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$10.75	$9.13	$11.02	$8.65	$8.80	$9.24
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.23	0.18	0.13	0.12	0.12
Net realized and unrealized gain (loss)	(1.39)	1.62	(1.82)	2.31	(0.17)	(0.46)
Total from investment operations	(1.30)	1.85	(1.64)	2.44	(0.05)	(0.34)
Less distributions from:
Net investment income	—	(0.23)	(0.25)	(0.07)	(0.10)	(0.10)
Total distributions	—	(0.23)	(0.25)	(0.07)	(0.10)	(0.10)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$9.45	$10.75	$9.13	$11.02	$8.65	$8.80
Total Return (c)	–12.09%	20.32%	–14.90%	28.31%	–0.63%	–3.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$80,567	$93,586	$74,582	$53,929	$28,299	$18,757
Ratios to average net assets (d):
Net expenses	0.90%	0.97%	1.05%	1.05%	1.05%	1.06%
Gross expenses	0.94%	0.99%	1.05%	1.31%	1.79%	2.13%
Net investment income (loss)	1.91%	2.29%	1.73%	1.27%	1.36%	1.25%
Portfolio turnover rate	20%	42%	32%	30%	42%	51%

The accompanying notes are an integral part of these financial statements.

210   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$10.80	$9.17	$11.03	$8.66	$8.82	$9.25
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.19	0.15	0.10	0.10	0.11
Net realized and unrealized gain (loss)	(1.40)	1.64	(1.82)	2.31	(0.19)	(0.47)
Total from investment operations	(1.32)	1.83	(1.67)	2.41	(0.09)	(0.36)
Less distributions from:
Net investment income	—	(0.20)	(0.19)	(0.04)	(0.07)	(0.07)
Total distributions	—	(0.20)	(0.19)	(0.04)	(0.07)	(0.07)
Net asset value, end of period	$9.48	$10.80	$9.17	$11.03	$8.66	$8.82
Total Return (c)	–12.22%	19.97%	–15.16%	27.89%	–1.03%	–3.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,274	$2,502	$1,502	$2,831	$2,092	$2,184
Ratios to average net assets (d):
Net expenses	1.15%	1.28%	1.35%	1.35%	1.35%	1.37%
Gross expenses	1.37%	1.74%	1.83%	2.07%	2.59%	2.75%
Net investment income (loss)	1.66%	1.87%	1.42%	1.01%	1.13%	1.15%
Portfolio turnover rate	20%	42%	32%	30%	42%	51%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   211

LAZARD INTERNATIONAL EQUITY VALUE PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/20†	Year Ended 12/31/19	For the Period 10/31/18* to 12/31/18

Institutional Shares
Net asset value, beginning of period	$9.95	$9.14	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.28	0.01
Net realized and unrealized gain (loss)	(2.38)	1.01	(0.86)
Total from investment operations	(2.29)	1.29	(0.85)
Less distributions from:
Net investment income	—	(0.48)	(0.01)
Total distributions	—	(0.48)	(0.01)
Net asset value, end of period	$7.66	$9.95	$9.14
Total Return (b)	–23.02%	14.14%	–8.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,266	$13,132	$22,945
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%
Gross expenses	5.73%	2.01%	1.34%
Net investment income (loss)	2.08%	2.87%	0.72%
Portfolio turnover rate	65%	104%	37%

The accompanying notes are an integral part of these financial statements.

212   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/20†	Year Ended 12/31/19	For the Period 10/31/18* to 12/31/18

Open Shares
Net asset value, beginning of period	$9.95	$9.13	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.21	— (d)
Net realized and unrealized gain (loss)	(2.39)	1.06	(0.86)
Total from investment operations	(2.30)	1.27	(0.86)
Less distributions from:
Net investment income	—	(0.45)	(0.01)
Total distributions	—	(0.45)	(0.01)
Net asset value, end of period	$7.65	$9.95	$9.13
Total Return (b)	–23.12%	13.98%	–8.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31	$141	$38
Ratios to average net assets (c):
Net expenses	1.23%	1.13%	1.20%
Gross expenses	11.26%	15.82%	7.91%
Net investment income (loss)	2.00%	2.15%	0.03%
Portfolio turnover rate	65%	104%	37%

†	Unaudited.
*	The Portfolio commenced operations on October 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   213

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/20†	Year Ended 12/31/19	Period Ended 12/31/18*

Institutional Shares
Net asset value, beginning of period	$12.69	$9.98	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.08	—
Net realized and unrealized gain (loss)	(0.46)	2.95	(0.02)
Total from investment operations	(0.42)	3.03	(0.02)
Less distributions from:
Net investment income	—	(0.27)	—
Net realized gains	—	(0.05)	—
Total distributions	—	(0.32)	—
Net asset value, end of period	$12.27	$12.69	$9.98
Total Return (b)	–3.31%	30.32%	–0.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,886	$3,958	$149
Ratios to average net assets (c):
Net expenses	0.85%	0.85%	0.00%
Gross expenses	4.84%	8.16%	8.45%
Net investment income (loss)	0.77%	0.65%	0.00%
Portfolio turnover rate	27%	20%	0%

The accompanying notes are an integral part of these financial statements.

214   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/20†	Year Ended 12/31/19	Period Ended 12/31/18*

Open Shares
Net asset value, beginning of period	$12.65	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.07	—
Net realized and unrealized gain (loss)	(0.47)	2.90	— (d)
Total from investment operations	(0.44)	2.97	— (d)
Less distributions from:
Net investment income	—	(0.27)	—
Net realized gains	—	(0.05)	—
Total distributions	—	(0.32)	—
Net asset value, end of period	$12.21	$12.65	$10.00
Total Return (b)	–3.48%	29.66%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14	$10	$1
Ratios to average net assets (c):
Net expenses	1.10%	1.10%	0.00%
Gross expenses	21.46%	142.50%	0.40%
Net investment income (loss)	0.54%	0.60%	0.00%
Portfolio turnover rate	27%	20%	0%

†	Unaudited.
*	The Portfolio commenced operations on December 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   215

LAZARD INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$12.19	$9.95	$13.79	$10.10	$10.90	$10.01
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.13	0.12	0.10	0.12^	0.10
Net realized and unrealized gain (loss)	(1.21)	2.42	(3.51)	3.59	(0.62)	0.87
Total from investment operations	(1.17)	2.55	(3.39)	3.69	(0.50)	0.97
Less distributions from:
Net investment income	—	(0.05)	(0.27)	—	(0.30)	(0.08)
Net realized gains	—	(0.26)	(0.18)	—	—	—
Total distributions	—	(0.31)	(0.45)	—	(0.30)	(0.08)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$11.02	$12.19	$9.95	$13.79	$10.10	$10.90
Total Return (c)	–9.60%	26.01%	–24.88%#	36.53%	–4.64%^	9.71%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,348	$37,677	$35,121	$41,267	$37,049	$51,828
Ratios to average net assets (d):
Net expenses	1.15%	1.14%	1.08%	1.09%	0.96%^	1.11%
Gross expenses	1.24%	1.15%	1.08%	1.09%	1.06%	1.11%
Net investment income (loss)	0.78%	1.14%	0.96%	0.85%	1.14%^	0.91%
Portfolio turnover rate	24%	37%	59%	35%	63%	48%

The accompanying notes are an integral part of these financial statements.

216   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$12.19	$9.97	$13.82	$10.15	$10.93	$10.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.10	0.11	0.07	0.10 ^	0.07
Net realized and unrealized gain (loss)	(1.22)	2.43	(3.54)	3.60	(0.63)	0.88
Total from investment operations	(1.19)	2.53	(3.43)	3.67	(0.53)	0.95
Less distributions from:
Net investment income	—	(0.05)	(0.24)	—	(0.25)	(0.05)
Net realized gains	—	(0.26)	(0.18)	—	—	—
Total distributions	—	(0.31)	(0.42)	—	(0.25)	(0.05)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$11.00	$12.19	$9.97	$13.82	$10.15	$10.93
Total Return (c)	–9.76%	25.76%	–25.09%#	36.16%	–4.92%^	9.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,687	$19,780	$20,265	$42,362	$44,523	$55,776
Ratios to average net assets (d):
Net expenses	1.40%	1.39%	1.34%	1.34%	1.21%^	1.38%
Gross expenses	1.50%	1.43%	1.34%	1.34%	1.30%	1.38%
Net investment income (loss)	0.50%	0.86%	0.83%	0.61%	0.91%^	0.63%
Portfolio turnover rate	24%	37%	59%	35%	63%	48%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The impact on the net investment income per share amount was $0.01 per share. There was a 0.10% and 0.09% impact on the total return of the Institutional and Open Shares classes, respectively, of the Portfolio. There was a 0.10% and 0.09% impact on the net expenses and net investment income (loss) ratios of the Portfolio’s Institutional and Open Shares, respectively.
#	The Portfolio received settlement proceeds from a foreign exchange trading classaction lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.46% and 0.53% impact on the total return of the Portfolio’s Institutional and Open Shares, respectively.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   217

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$15.38	$12.89	$15.70	$12.44	$13.33	$13.72
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.24	0.21	0.17	0.20 ^	0.16
Net realized and unrealized gain (loss)	(1.90)	2.53	(1.85)	3.29	(0.89)	(0.40)
Total from investment operations	(1.78)	2.77	(1.64)	3.46	(0.69)	(0.24)
Less distributions from:
Net investment income	—	(0.28)	(0.21)	(0.20)	(0.20)	(0.14)
Net realized gains	—	—	(0.96)	—	—	(0.01)
Total distributions	—	(0.28)	(1.17)	(0.20)	(0.20)	(0.15)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$13.60	$15.38	$12.89	$15.70	$12.44	$13.33
Total Return (c)	–11.57%	21.55%	–10.35%	27.85%	–5.17%^	–1.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,340,174	$5,505,271	$4,630,334	$5,911,184	$5,114,357	$4,923,328
Ratios to average net assets (d):
Net expenses	0.81%	0.80%	0.80%	0.80%	0.81%^	0.82%
Gross expenses	0.81%	0.80%	0.80%	0.80%	0.81%	0.82%
Net investment income (loss)	1.84%	1.66%	1.36%	1.20%	1.56%^	1.15%
Portfolio turnover rate	24%	36%	40%	44%	47%	37%

The accompanying notes are an integral part of these financial statements.

218   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$15.52	$13.01	$15.83	$12.55	$13.44	$13.82
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.21	0.17	0.14	0.18 ^	0.13
Net realized and unrealized gain (loss)	(1.92)	2.55	(1.86)	3.30	(0.90)	(0.40)
Total from investment operations	(1.81)	2.76	(1.69)	3.44	(0.72)	(0.27)
Less distributions from:
Net investment income	—	(0.25)	(0.17)	(0.16)	(0.17)	(0.10)
Net realized gains	—	—	(0.96)	—	—	(0.01)
Total distributions	—	(0.25)	(1.13)	(0.16)	(0.17)	(0.11)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$13.71	$15.52	$13.01	$15.83	$12.55	$13.44
Total Return (c)	–11.66%	21.21%	–10.55%	27.44%	–5.37%^	–1.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$490,866	$682,035	$832,548	$1,216,861	$1,591,016	$1,783,529
Ratios to average net assets (d):
Net expenses	1.06%	1.06%	1.05%	1.06%	1.06%^	1.08%
Gross expenses	1.06%	1.06%	1.05%	1.06%	1.06%	1.08%
Net investment income (loss)	1.55%	1.47%	1.10%	0.97%	1.34%^	0.94%
Portfolio turnover rate	24%	36%	40%	44%	47%	37%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   219

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 1/19/15* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

R6 Shares
Net asset value, beginning of period	$15.39	$12.90	$15.71	$12.45	$13.34	$13.70
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.23	0.21	0.16	0.19 ^	(0.03)
Net realized and unrealized gain (loss)	(1.89)	2.54	(1.85)	3.30	(0.88)	(0.21)
Total from investment operations	(1.77)	2.77	(1.64)	3.46	(0.69)	(0.24)
Less distributions from:
Net investment income	—	(0.28)	(0.21)	(0.20)	(0.20)	(0.11)
Net realized gains	—	—	(0.96)	—	—	(0.01)
Total distributions	—	(0.28)	(1.17)	(0.20)	(0.20)	(0.12)
Redemption fees	—	—	—	—	— (b)	—
Net asset value, end of period	$13.62	$15.39	$12.90	$15.71	$12.45	$13.34
Total Return (c)	–11.50%	21.54%	–10.35%	27.82%	–5.17%^	–1.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$96,781	$120,118	$97,394	$110,383	$96,284	$72,362
Ratios to average net assets (d):
Net expenses	0.81%	0.80%	0.80%	0.80%	0.81%^	1.03%
Gross expenses	0.81%	0.81%	0.81%	0.82%	0.82%	1.09%
Net investment income (loss)	1.84%	1.61%	1.34%	1.15%	1.46%^	-0.22%
Portfolio turnover rate	24%	36%	40%	44%	47%	37%

†	Unaudited
*	The inception date for the R6 Shares was January 19, 2015.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

220   Semi-Annual Report

LAZARD MANAGED EQUITY VOLATILITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 5/29/15* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$12.66	$10.55	$11.57	$9.99	$9.59	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.21	0.19	0.19	0.18	0.09
Net realized and unrealized gain (loss)	(1.77)	2.08	(1.03)	1.87	0.44	(0.33)
Total from investment operations	(1.66)	2.29	(0.84)	2.06	0.62	(0.24)
Less distributions from:
Net investment income	—	(0.18)	(0.16)	(0.17)	(0.22)	(0.17)
Net realized gains	—	— (b)	(0.02)	(0.31)	—	—
Total distributions	—	(0.18)	(0.18)	(0.48)	(0.22)	(0.17)
Net asset value, end of period	$11.00	$12.66	$10.55	$11.57	$9.99	$9.59
Total Return (c)	–13.11%	21.69%	–7.21%	20.57%	6.45%	–2.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,903	$34,354	$20,709	$4,180	$2,431	$2,206
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.21%	1.36%	1.64%	6.51%	10.42%	13.51%
Net investment income (loss)	1.97%	1.72%	1.66%	1.71%	1.82%	1.64%
Portfolio turnover rate	81%	103%	122%	87%	91%	56%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   221

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 5/29/15* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$12.65	$10.54	$11.56	$9.99	$9.59	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.17	0.15	0.16	0.15	0.08
Net realized and unrealized gain (loss)	(1.77)	2.08	(1.02)	1.85	0.44	(0.34)
Total from investment operations	(1.67)	2.25	(0.87)	2.01	0.59	(0.26)
Less distributions from:
Net investment income	—	(0.14)	(0.13)	(0.13)	(0.19)	(0.15)
Net realized gains	—	— (b)	(0.02)	(0.31)	—	—
Total distributions	—	(0.14)	(0.15)	(0.44)	(0.19)	(0.15)
Net asset value, end of period	$10.98	$12.65	$10.54	$11.56	$9.99	$9.59
Total Return (c)	–13.20%	21.36%	–7.50%	20.11%	6.14%	–2.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$129	$231	$183	$315	$172	$175
Ratios to average net assets (d):
Net expenses	1.00%	1.03%	1.05%	1.05%	1.05%	1.05%
Gross expenses	3.39%	5.81%	5.86%	12.07%	17.27%	23.94%
Net investment income (loss)	1.75%	1.46%	1.28%	1.42%	1.52%	1.33%
Portfolio turnover rate	81%	103%	122%	87%	91%	56%

†	Unaudited
*	The Portfolio commenced operations on May 29, 2015.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

222   Semi-Annual Report

LAZARD US EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Institutional Shares
Net asset value, beginning of period	$16.84	$12.89	$15.31	$14.16	$13.83		$13.41
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.13	0.18	0.14	0.06	^	0.05
Net realized and unrealized gain (loss)	(1.31)	3.96	(1.11)	2.05	0.97		0.88
Total from investment operations	(1.24)	4.09	(0.93)	2.19	1.03		0.93
Less distributions from:
Net investment income	—	(0.14)	(0.20)	(0.14)	(0.05)		(0.04)
Net realized gains	—	—	(1.29)	(0.90)	(0.65)		(0.47)
Total distributions	—	(0.14)	(1.49)	(1.04)	(0.70)		(0.51)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$15.60	$16.84	$12.89	$15.31	$14.16		$13.83
Total Return (c)	–7.36%	31.72%	–6.07%	15.49%	7.37	%^	7.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,678,231	$1,271,509	$1,040,851	$1,508,581	$1,230,377		$715,766
Ratios to average net assets (d):
Net expenses	0.75%	0.76%	0.75%	0.75%	0.77	%^	0.79%
Gross expenses	0.75%	0.76%	0.75%	0.75%	0.77%		0.79%
Net investment income (loss)	0.91%	0.85%	1.14%	0.90%	0.39	%^	0.36%
Portfolio turnover rate	32%	33%	69%	86%	84%		74%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   223

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Open Shares
Net asset value, beginning of period	$16.98	$12.99	$15.42	$14.25	$13.92		$13.50
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.09	0.13	0.10	0.02	^	0.01
Net realized and unrealized gain (loss)	(1.33)	3.99	(1.11)	2.07	0.97		0.88
Total from investment operations	(1.28)	4.08	(0.98)	2.17	0.99		0.89
Less distributions from:
Net investment income	—	(0.09)	(0.16)	(0.10)	(0.01)		— (b)
Net realized gains	—	—	(1.29)	(0.90)	(0.65)		(0.47)
Total distributions	—	(0.09)	(1.45)	(1.00)	(0.66)		(0.47)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$15.70	$16.98	$12.99	$15.42	$14.25		$13.92
Total Return (c)	–7.54%	31.42%	–6.35%	15.22%	7.06	%^	6.67%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,973	$46,840	$50,981	$87,603	$105,619		$114,348
Ratios to average net assets (d):
Net expenses	1.01%	1.04%	1.03%	1.03%	1.03	%^	1.07%
Gross expenses	1.01%	1.04%	1.03%	1.03%	1.03%		1.07%
Net investment income (loss)	0.62%	0.55%	0.85%	0.62%	0.17	%^	0.08%
Portfolio turnover rate	32%	33%	69%	86%	84%		74%

The accompanying notes are an integral part of these financial statements.

224   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 11/15/16* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16

R6 Shares
Net asset value, beginning of period	$16.89	$12.92	$15.34	$14.18	$14.77
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.13	0.17	0.14	—	^(b)
Net realized and unrealized gain (loss)	(1.32)	3.98	(1.10)	2.06	0.03
Total from investment operations	(1.25)	4.11	(0.93)	2.20	0.03
Less distributions from:
Net investment income	—	(0.14)	(0.20)	(0.14)		(0.03)
Net realized gains	—	—	(1.29)	(0.90)		(0.59)
Total distributions	—	(0.14)	(1.49)	(1.04)		(0.62)
Net asset value, end of period	$15.64	$16.89	$12.92	$15.34	$14.18
Total Return (c)	–7.40%	31.79%	–6.08%	15.52%	0.17	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,973	$2,091	$1,900	$361	$140
Ratios to average net assets (d):
Net expenses	0.75%	0.76%	0.75%	0.75%	0.77	%^
Gross expenses	0.89%	1.20%	2.16%	8.34%		15.38%
Net investment income (loss)	0.90%	0.83%	1.15%	0.91%	0.19	%^
Portfolio turnover rate	32%	33%	69%	86%		84%

†	Unaudited
*	The inception date for the R6 Shares was November 15, 2016.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   225

LAZARD US EQUITY FOCUS PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$12.03	$10.23	$12.43	$11.63	$10.97	$12.43
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.13	0.14	0.14	0.12	0.09
Net realized and unrealized gain (loss)	(0.61)	3.11	(0.55)	1.94	0.94	(0.69)
Total from investment operations	(0.55)	3.24	(0.41)	2.08	1.06	(0.60)
Less distributions from:
Net investment income	—	(0.23)	(0.29)	(0.21)	(0.10)	(0.10)
Net realized gains	—	(1.21)	(1.50)	(1.07)	(0.30)	(0.76)
Total distributions	—	(1.44)	(1.79)	(1.28)	(0.40)	(0.86)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$11.48	$12.03	$10.23	$12.43	$11.63	$10.97
Total Return (c)	–4.57%	31.67%	–3.12%	18.17%	9.70%	–4.75%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,036	$32,661	$60,629	$72,958	$72,151	$110,243
Ratios to average net assets (d):
Net expenses	0.70%	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.06%	0.92%	0.92%	0.95%	0.94%	0.90%
Net investment income (loss)	1.00%	1.07%	1.10%	1.10%	1.08%	0.77%
Portfolio turnover rate	25%	45%	62%	74%	68%	75%

The accompanying notes are an integral part of these financial statements.

226   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$12.09	$10.28	$12.48	$11.68	$11.01	$12.48
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.10	0.10	0.10	0.09	0.06
Net realized and unrealized gain (loss)	(0.60)	3.11	(0.54)	1.94	0.94	(0.71)
Total from investment operations	(0.56)	3.21	(0.44)	2.04	1.03	(0.65)
Less distributions from:
Net investment income	—	(0.19)	(0.26)	(0.17)	(0.06)	(0.06)
Net realized gains	—	(1.21)	(1.50)	(1.07)	(0.30)	(0.76)
Total distributions	—	(1.40)	(1.76)	(1.24)	(0.36)	(0.82)
Net asset value, end of period	$11.53	$12.09	$10.28	$12.48	$11.68	$11.01
Total Return (c)	–4.63%	31.25%	–3.40%	17.75%	9.46%	–5.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,065	$1,117	$881	$1,013	$1,376	$1,536
Ratios to average net assets (d):
Net expenses	0.95%	1.03%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.55%	2.14%	2.33%	2.30%	2.13%	1.51%
Net investment income (loss)	0.78%	0.79%	0.80%	0.79%	0.80%	0.50%
Portfolio turnover rate	25%	45%	62%	74%	68%	75%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

R6 Shares
Net asset value, beginning of period	$12.04	$10.23	$12.43	$11.63	$10.96	$12.43
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.13	0.14	0.14	0.14	0.10
Net realized and unrealized gain (loss)	(0.60)	3.12	(0.55)	1.94	0.93	(0.71)
Total from investment operations	(0.55)	3.25	(0.41)	2.08	1.07	(0.61)
Less distributions from:
Net investment income	—	(0.23)	(0.29)	(0.21)	(0.10)	(0.10)
Net realized gains	—	(1.21)	(1.50)	(1.07)	(0.30)	(0.76)
Total distributions	—	(1.44)	(1.79)	(1.28)	(0.40)	(0.86)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$11.49	$12.04	$10.23	$12.43	$11.63	$10.96
Total Return (c)	–4.57%	31.76%	–3.13%	18.16%	9.81%	–4.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,455	$10,609	$10,056	$11,394	$13,297	$12,359
Ratios to average net assets (d):
Net expenses	0.70%	0.74%	0.75%	0.75%	0.74%	0.70%
Gross expenses	1.06%	1.00%	1.01%	1.05%	1.02%	1.00%
Net investment income (loss)	0.98%	1.09%	1.10%	1.12%	1.27%	0.82%
Portfolio turnover rate	25%	45%	62%	74%	68%	75%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

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LAZARD US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Institutional Shares
Net asset value, beginning of period	$13.64	$10.83	$14.65	$14.50	$12.86		$14.05
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.06	0.05	0.06	0.11	^	0.02
Net realized and unrealized gain (loss)	(2.33)	3.19	(2.00)	1.95	1.96		(0.34)
Total from investment operations	(2.30)	3.25	(1.95)	2.01	2.07		(0.32)
Less distributions from:
Net investment income	—	(0.03)	(0.04)	(0.09)	(0.09)		— (b)
Net realized gains	—	(0.41)	(1.83)	(1.77)	(0.34)		(0.87)
Total distributions	—	(0.44)	(1.87)	(1.86)	(0.43)		(0.87)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$11.34	$13.64	$10.83	$14.65	$14.50		$12.86
Total Return (c)	–16.86%	30.00%	–13.27%	14.12%	16.28	%^	–2.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$96,381	$108,112	$113,677	$176,975	$189,593		$171,152
Ratios to average net assets (d):
Net expenses	0.95%	0.92%	0.87%	0.87%	0.86	%^	0.91%
Gross expenses	0.95%	0.92%	0.87%	0.87%	0.90%		0.91%
Net investment income (loss)	0.45%	0.46%	0.35%	0.39%	0.84	%^	0.13%
Portfolio turnover rate	44%	90%	81%	79%	91%		91%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Open Shares
Net asset value, beginning of period	$12.58	$10.03	$13.72	$13.68	$12.16		$13.38
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.01	0.01	0.01	0.06	^	(0.02)
Net realized and unrealized gain (loss)	(2.15)	2.95	(1.87)	1.84	1.85		(0.33)
Total from investment operations	(2.14)	2.96	(1.86)	1.85	1.91		(0.35)
Less distributions from:
Net investment income	—	—	— (b)	(0.04)	(0.05)		— (b)
Net realized gains	—	(0.41)	(1.83)	(1.77)	(0.34)		(0.87)
Total distributions	—	(0.41)	(1.83)	(1.81)	(0.39)		(0.87)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$10.44	$12.58	$10.03	$13.72	$13.68		$12.16
Total Return (c)	–17.01%	29.51%	–13.49%	13.82%	15.92	%^	–2.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,657	$14,643	$13,726	$25,973	$30,332		$36,860
Ratios to average net assets (d):
Net expenses	1.24%	1.25%	1.18%	1.17%	1.16	%^	1.20%
Gross expenses	1.24%	1.25%	1.18%	1.17%	1.20%		1.20%
Net investment income (loss)	0.13%	0.11%	0.04%	0.09%	0.51	%^	-0.13%
Portfolio turnover rate	44%	90%	81%	79%	91%		91%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding throughout each period	For the Period 1/8/16* to 6/30/20†

R6 Shares
Net asset value, beginning of period	$13.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss)	(2.31)
Total from investment operations	(2.29)
Net asset value, end of period	$11.33
Total Return (c)	–16.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$547
Ratios to average net assets (d):
Net expenses	0.93%
Gross expenses	1.34%
Net investment income (loss)	0.35%
Portfolio turnover rate	44%

†	Unaudited
*	The inception date for the R6 shares was January 08, 2020.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The impact on the net investment income per share amount was $0.01 per share. There was a 0.08% impact on the total return of the Institutional Shares class of the Portfolio. There was a 0.04% impact on the net expenses and net investment income (loss) ratios of the Portfolio.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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LAZARD US SUSTAINABLE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout the period	For the Period 6/30/20 to 6/30/20†*

Institutional Shares
Net asset value, beginning of period	$10.00
Income (Loss) from investment operations:
Net investment income (loss)	—
Net realized and unrealized gain (loss)	— (a)
Total from investment operations	— (a)
Net asset value, end of period	$10.00
Total Return (b)	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,900
Ratios to average net assets:
Net expenses	0.00%
Gross expenses	0.00%
Net investment income (loss)	0.00%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding throughout the period	For the Period 6/30/20 to 6/30/20†*

Open Shares
Net asset value, beginning of period	$10.00
Income (Loss) from investment operations:
Net investment income (loss)	—
Net realized and unrealized gain (loss)	— (a)
Total from investment operations	— (a)
Net asset value, end of period	$10.00
Total Return (b)	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100
Ratios to average net assets:
Net expenses	0.00%
Gross expenses	0.00%
Net investment income (loss)	0.00%

†	Unaudited
*	The Portfolio commenced operations on June 30, 2020.
(a)	Amount is less than $0.01 per share.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2020 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2020, the Fund was comprised of thirty no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Developing Markets Equity, Emerging Markets Core Equity, Emerging Markets Equity Advantage, Emerging Markets Equity Blend, Emerging Markets Equity, Equity Franchise, Global Equity Select, Global Listed Infrastructure, Global Strategic Equity, International Equity Advantage, International Equity Concentrated, International Equity, International Equity Select, International Equity Value, International Small Cap Equity, International Strategic Equity, International Quality Growth (formerly International Compounders), Managed Equity Volatility, US Equity Concentrated, US Equity Focus (formerly US Equity Select), US Small-Mid Cap Equity and US Sustainable Equity (commenced operations on June 30, 2020) Portfolios. The financial statements of the other eight Portfolios are presented separately.

The Portfolios, other than Equity Franchise, International Equity Concentrated, International Equity Value, US Equity Concentrated and US Equity Focus, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ Prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

234   Semi-Annual Report

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for domestic equity securities) or the closing price (for foreign equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NAS-DAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a foreign equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

The Valuation Committee of the Investment Manager, which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are deter-

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mined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolios will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previ-

236    Semi-Annual Report

ously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements. Such amounts, if and when recorded, could result in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from

Semi-Annual Report    237

unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service. Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, a Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period ended June 30, 2020, the Global Listed Infrastructure Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is to have each Portfolio qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2019, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Developing Markets Equity	$42,647,194	$71,112,306
Emerging Markets Core Equity	4,850,360	5,833,798
Emerging Markets Equity Advantage	184,175	—
Emerging Markets Equity Blend	8,976,008	42,678,261
Emerging Markets Equity	105,373,683	931,069,125
Global Equity Select	467,956	969,329
Global Listed Infrastructure	9,760,289	—
International Equity Advantage	75,577	68,530
International Equity Concentrated	782,038	1,021,466
International Equity	37,949,244	—
International Equity Select	533,184	1,238,834
International Equity Value	871,484	32,024
International Small Cap Equity	622,537	899,809
International Strategic Equity	39,848,058	—
US Equity Concentrated	1,193,025	—

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Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2019, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral
International Equity Select	$ —	$706
International Quality Growth	10,692	369

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developing Markets Equity	$143,391,262	$33,374,358	$15,892,551	$17,481,807
Emerging Markets Core Equity	151,403,205	34,501,666	20,059,277	14,442,389
Emerging Markets Equity Advantage	11,933,423	1,802,662	775,438	1,027,224
Emerging Markets Equity Blend	73,548,927	9,704,975	10,838,419	(1,133,444)
Emerging Markets Equity	4,514,680,773	642,273,496	757,613,736	(115,340,240)
Equity Franchise	48,891,625	2,059,709	4,629,473	(2,569,764)
Global Equity Select	64,279,952	10,800,293	717,339	10,082,954
Global Listed Infrastructure	7,319,259,081	541,017,635	684,201,628	(143,183,993)
Global Strategic Equity	2,619,904	659,643	65,982	593,661
International Equity Advantage	2,184,563	243,833	196,659	47,174
International Equity Concentrated	60,489,486	3,193,664	4,828,496	(1,634,832)
International Equity	2,427,037,281	286,541,367	187,899,912	98,641,455
International Equity Select	83,546,068	7,744,695	8,715,257	(970,562)
International Equity Value	2,411,381	119,067	216,056	(96,989)
International Quality Growth	3,277,061	760,751	110,076	650,675

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Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Small Cap Equity	$39,157,923	$5,835,730	$3,953,019	$1,882,711
International Strategic Equity	4,452,698,041	594,638,063	246,664,819	347,973,244
Managed Equity Volatility	29,606,541	2,374,313	1,158,433	1,215,880
US Equity Concentrated	1,391,809,695	327,272,280	2,961,055	324,311,225
US Equity Focus	28,840,440	10,917,306	209,599	10,707,707
US Small-Mid Cap Equity	99,434,566	12,461,509	8,170,476	4,291,033
US Sustainable Equity	4,884,313	894	442	452

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—Dividends from net investment income, if any, will be declared and paid annually, except that the Global Listed Infrastructure Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

The US Equity Focus and US Small-Mid Cap Equity Portfolios intend, on their 2019 tax returns, to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that repre-

240    Semi-Annual Report

sents the redeeming shareholders’ portion of the Portfolios’ undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolios would otherwise be required to distribute as dividends to shareholders in order for the Portfolios to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolios’ shares, the total return on a shareholder’s investment is not affected by the Portfolios’ use of equalization.

REIT distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment companies, expiring capital loss carryovers, certain expenses, foreign capital gains taxes, distributions in excess of current earnings, equalization, non-REIT non-taxable dividend adjustment to income, distributions redesignations, adjustments in relation to merger, return of capital distributions and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of com-

Semi-Annual Report    241

mencement of operations of the Portfolio or share class. Organizational costs are expensed as incurred.

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. The Portfolios’ income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(h) Redemption Fee—Until August 15, 2016, the Portfolios imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(i) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(j) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE.

NAV per share is determined by dividing the value of the total

242   Semi-Annual Report

assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Developing Markets Equity	1.00%
Emerging Markets Core Equity	1.00
Emerging Markets Equity Advantage	0.85
Emerging Markets Equity Blend	1.00
Emerging Markets Equity	1.00
Equity Franchise	0.80
Global Equity Select	0.65
Global Listed Infrastructure	0.90
Global Strategic Equity	0.75
International Equity Advantage	0.65
International Equity Concentrated	0.80
International Equity	0.75
International Equity Select	0.65
International Equity Value	0.80
International Quality Growth	0.75
International Small Cap Equity	0.75
International Strategic Equity	0.75
Managed Equity Volatility	0.60
US Equity Concentrated	0.70
US Equity Focus	0.55
US Small-Mid Cap Equity	0.75
US Sustainable Equity	0.60

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The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2021 (or such other date as indicated below) the aggregate direct expenses of the Portfolio(s), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), including, for the purposes of the expense limitation agreement only, fees related to filing foreign tax reclaims, and extraordinary expenses, exceed the applicable percentage(s) of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares		R6 Shares	Year
Developing Markets Equity	1.15%	1.40%		N/A%	2021	(a)
Emerging Markets Core Equity	1.25	1.50		1.20	2021
Emerging Markets Equity Advantage	1.10	1.35		N/A	2021
Emerging Markets Equity Blend	1.20	1.45		N/A	2021	(b)
Emerging Markets Equity	1.20	1.45		1.15	2021
Equity Franchise	0.95	1.20		N/A	2021
Global Equity Select	0.90	1.15		N/A	2021
Global Listed Infrastructure	1.20	1.45		N/A	2030	(c)
Global Strategic Equity	0.95	1.20		N/A	2021	(d)
International Equity Advantage	0.90	1.15		N/A	2021
International Equity Concentrated	0.90	1.10		N/A	2021	(e)
International Equity	0.85	1.10		0.80	2021
International Equity Select	0.90	1.15		N/A	2021	(f)
International Equity Value	0.95	1.20		N/A	2021
International Quality Growth	0.85	1.10	(c)	N/A	2021
International Small Cap Equity	1.13	1.38		N/A	2021
International Strategic Equity	1.05	1.30		1.00	2021
Managed Equity Volatility	0.75	1.00		N/A	2021
US Equity Concentrated	0.90	1.15		0.85	2021	(g)
US Equity Focus	0.70	0.95		0.70	2021
US Small-Mid Cap Equity	1.15	1.40		1.10	2021
US Sustainable Equity	0.75	1.00		N/A	2022	(h)

(a)	From January 1, 2020 to June 15, 2020, annual rates were 1.25% and 1.50%, respectively.
(b)	From January 1, 2020 to June 15, 2020, annual rates were 1.25% and 1.50%, respectively.
(c)	Agreement extends through May 1, 2030.
(d)	From January 1, 2020 to June 15, 2020, annual rates were 1.00% and 1.25%, respectively.
(e)	From January 1, 2020 to June 15, 2020, annual rates were 0.95% and 1.20%, respectively.
(f)	Agreement extends from May 1, 2021 through May 1, 2030 at levels of 1.15%, 1.40% and 1.10% respectively.
(g)	Agreement extends from May 1, 2021 through May 1, 2030 at levels of 1.10%, 1.35% and 1.05% respectively.
(h)	Agreement extends through June 30, 2022.

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In addition, until May 1, 2021, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

During the period ended June 30, 2020, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Developing Markets Equity	$5,255	$—	$473	$—
Emerging Markets Core Equity	—	—	1,028	—
Emerging Markets Equity Advantage	38,316	40,734	3,706	5,513
Emerging Markets Equity Blend	61,084	—	5,422	—
Equity Franchise	49,151	—	974	1,128
Global Equity Select	26,084	—	2,538	—
Global Strategic Equity	10,990	56,330	502	4,234
International Equity Advantage	6,845	74,021	321	5,184
International Equity Concentrated	39,450	—	1,444	448
International Equity Select	14,933	—	2,311	—
International Equity Value	11,496	57,119	270	3,118
International Quality Growth	13,650	58,896	76	2,003
International Small Cap Equity	13,676	—	7,728	—
Managed Equity Volatility	70,464	—	556	1,664
US Equity Focus	48,351	—	2,899	282

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Emerging Markets Core Equity	$1,199	$—
Emerging Markets Equity	698	—
International Equity	9,204	—
International Strategic Equity	3,448	—
US Equity Concentrated	1,302	—
US Equity Focus	20,548	—
US Small-Mid Cap Equity	790	—

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

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State Street provides the Fund with custody and certain fund administration and accounting services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, certain Portfolios experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for distribution and servicing of accounts. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals for providing these services.

DST is the Fund’s transfer and dividend disbursing agent. During the period ended June 30, 2020, DST waived $353 of its fees for the US Small-Mid Cap Equity Portfolio.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2020, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $237,000, (2) an additional annual fee of

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$33,700 to the lead Independent Director, and (3) an additional annual fee of $23,500 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors also are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees are allocated among the funds in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated based upon each active portfolio’s proportionate share of combined net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2020 were as follows:

Portfolio	Purchases	Sales
Developing Markets Equity	$56,830,087	$96,301,912
Emerging Markets Core Equity	18,868,155	25,626,734
Emerging Markets Equity Advantage	6,430,065	3,405,259
Emerging Markets Equity Blend	23,551,727	35,505,233
Emerging Markets Equity	1,354,842,197	2,870,290,222
Equity Franchise	40,806,983	27,242,674
Global Equity Select	51,231,696	60,012,046
Global Listed Infrastructure	1,568,881,555	1,761,861,023
Global Strategic Equity	1,081,609	1,083,681
International Equity Advantage	1,240,006	1,189,011
International Equity Concentrated	41,904,896	55,522,845
International Equity	542,411,053	477,985,507
International Equity Select	16,252,238	16,457,545
International Equity Value	2,553,887	12,682,086
International Quality Growth	1,158,981	1,006,519
International Small Cap Equity	10,912,415	20,681,339
International Strategic Equity	1,276,140,298	1,946,186,020
Managed Equity Volatility	25,716,408	24,978,337
US Equity Concentrated	880,192,043	477,552,736
US Equity Focus	9,522,952	11,662,600
US Small-Mid Cap Equity	49,223,807	46,322,729
US Sustainable Equity	4,884,313	—

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For the period ended June 30, 2020, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At June 30, 2020, the Investment Manager owned 18.73%, 95.95%, 89.88%, 83.73%, 92.33% and 99.99% of the outstanding shares of the Emerging Markets Equity Advantage, Global Strategic Equity, International Equity Advantage, International Equity Value, International Quality Growth and US Sustainable Equity Portfolios respectively.

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Emerging Markets Equity Portfolio for the period ended June 30, 2020 were as follows:

Issue	Value at December 31, 2019	Purchase cost	Sales proceeds	Realized gain (loss)

Global Listed Infrastructure
Pennon Group PLC	$248,515,390	$40,642,542	$—	$—
SES SA	255,862,642	20,098,446	(7,442,627)	(12,355,922)
Total Securities	$504,378,032	$60,740,988	$(7,442,627)	$(12,355,922)

Issue	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2020	Values at June 30, 2020

Pennon Group PLC	$6,165,863	$3,267,266	$21,323,608	$295,323,795
SES SA	(116,242,171)	7,569,638	20,509,089	139,920,368
Total Securities	$(110,076,308)	$10,836,904	$41,832,697	$435,244,163

6. Line of Credit

The Fund has a $100 million Line of Credit Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the higher of the Federal Funds rate or One-Month London Interbank Offered Rate (“LIBOR”) rate

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plus 1.00%, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2020, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

Developing Markets Equity	$775,833	$1,750,000	1.87%	12
Emerging Markets Core Equity	870,000	3,400,000	1.84	24
Emerging Markets Equity Advantage	64,000	180,000	2.68	5
Emerging Markets Equity Blend	315,000	490,000	1.72	10
Emerging Markets Equity	2,660,000	5,025,000	1.19	2
Equity Franchise	1,375,000	1,375,000	1.77	1
Global Equity Select	2,983,333	6,490,000	1.89	6
International Equity Concentrated	2,313,333	3,435,000	1.31	3
International Equity Value	586,667	3,320,000	2.68	6
International Small Cap Equity	399,412	890,000	1.55	17
Managed Equity Volatility	70,000	70,000	1.17	1
US Equity Concentrated	8,725,000	11,860,000	1.87	6

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with LIBOR. A Portfolio’s outstanding balance on the line of credit, if any, would be categorized as Level 2.

7. Investment Risks

(a) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

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(b) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. For Portfolios other than the Global Listed Infrastructure Portfolio, the Investment Manager generally does not intend to actively hedge the Portfolios’ foreign currency exposure.

(d) Infrastructure Companies Risk—Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the

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effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to: regulation by various government authorities, including rate regulation; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; general changes in market sentiment towards infrastructure and utilities assets; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; and technological innovations that may render existing plants, equipment or products obsolete.

(e) Sector Risk—Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies or companies in the financials sector, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include changes in consumer preferences, competition for qualified personnel, the effects of economic slowdowns, dependence on intellectual property rights and the impact of government regulation.

Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt. Deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including the US and international credit and interbank markets generally, which could affect a wide range of financial

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institutions and markets. In addition, companies in the financials sector are often more highly leveraged than other companies, making them inherently riskier.

(f) Non-Diversification Risk—A Portfolio’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(g) Forward Currency Contracts Risk—Forward currency contracts may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risk of default by the counterparty to the contracts and can be illiquid. These contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Derivatives transactions incur costs, either explicitly or implicitly, which reduce return. Successful use of derivatives is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market. Use of forward currency contracts, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(h) Allocation Risk—A Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among asset categories. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

(i) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for pur-

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poses of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with each Portfolio’s ability to calculate its NAV; impediments to trading for each Portfolio’s portfolio managers; the inability of Portfolio shareholders to transact business with the Portfolio; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests, counterparties with which the Portfolio engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(j) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. Certain countries may limit the ability to convert depositary receipts into the underlying non-US securities and vice versa, which may cause the securities of the non-US company to trade at a discount or premium to the market price of the related depositary receipt. The Portfolio may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the

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underlying securities. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

(k) Franchise Companies Risk—Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact the Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

(l) Growth Investing Risk—Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These stocks may respond differently to market and other developments than other types of stocks.

(m) High Portfolio Turnover Risk—The Portfolio’s investment strategies may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

(n) Preferred Securities Risk—There are various risks associated with investing in preferred securities, including credit risk; interest rate risk; deferral and omission of distributions; subordination; call

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and reinvestment risk; limited liquidity; limited voting rights and special issuer redemption rights. In addition, unlike common stock, participation in the growth of an issuer may be limited.

•	Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Securities with longer periods before maturity or effective durations may be more sensitive to interest rate changes.

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem, its issue at par earlier than the scheduled maturity, which is generally known as call risk. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates). This is known as reinvestment risk.

•	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

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•	Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•	In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in US federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Portfolio

(o) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe

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negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Portfolios and their investments.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

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•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2020:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$9,837,328	$—	$—	$9,837,328
Canada	2,428,196	—	—	2,428,196
China	23,563,171	32,772,774	—	56,335,945
Colombia	1,735,986	—	—	1,735,986
Hong Kong	—	3,401,728	—	3,401,728
India	5,232,672	8,585,846	—	13,818,518
Indonesia	—	2,569,905	—	2,569,905
Macau	—	2,268,282	—	2,268,282
Mexico	2,321,267	—	—	2,321,267
Peru	2,232,022	—	—	2,232,022
Philippines	—	3,402,797	—	3,402,797
Russia	2,930,522	6,666,466	—	9,596,988
South Africa	—	3,780,210	—	3,780,210
South Korea	—	18,042,132	—	18,042,132
Taiwan	2,661,915	22,407,403	—	25,069,318
United Kingdom	—	1,557,919	—	1,557,919
Preferred Stocks*
Brazil	1,370,739	—	—	1,370,739
Short-Term Investments	1,103,789	—	—	1,103,789
Total	$55,417,607	$105,455,462	$—	$160,873,069

258   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Emerging Markets Core Equity Portfolio
Common Stocks*
Argentina	$1,182,924	$—	$—	$1,182,924
Brazil	10,870,484	—	—	10,870,484
Canada	1,379,803	—	—	1,379,803
China	18,562,396	42,355,971	—	60,918,367
Colombia	1,057,899	—	—	1,057,899
Hong Kong	—	4,100,029	—	4,100,029
India	6,947,681	8,230,289	—	15,177,970
Indonesia	1,184,495	1,513,282	—	2,697,777
Luxembourg	1,309,838	—	—	1,309,838
Mexico	4,571,418	—	—	4,571,418
Peru	1,195,678	—	—	1,195,678
Philippines	—	2,787,386	—	2,787,386
Poland	—	1,622,595	—	1,622,595
Portugal	—	1,235,689	—	1,235,689
Russia	608,754	8,050,799	—	8,659,553
South Africa	—	4,796,182	—	4,796,182
South Korea	—	17,229,019	—	17,229,019
Taiwan	10,901,997	6,247,667	—	17,149,664
United Kingdom	3,523,544	—	—	3,523,544
United States	1,600,491	—	—	1,600,491
Preferred Stocks*
Brazil	736,991	—	—	736,991
Short-Term Investments	2,042,293	—	—	2,042,293
Total	$67,676,686	$98,168,908	$—	$165,845,594

Semi-Annual Report   259

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Argentina	$25,025	$—	$—	$25,025
Brazil	434,920	—	—	434,920
China	1,387,772	3,911,241	—	5,299,013
Colombia	54,047	—	—	54,047
Greece	—	82,612	—	82,612
Hong Kong	—	64,582	—	64,582
Hungary	—	77,815	—	77,815
India	631,646	134,885	—	766,531
Indonesia	39,800	185,341	—	225,141
Luxembourg	—	19,760	—	19,760
Malaysia	—	372,530	—	372,530
Mexico	431,593	—	—	431,593
Philippines	—	92,398	—	92,398
Poland	—	205,778	—	205,778
Russia	43,313	452,478	—	495,791
Singapore	—	30,186	—	30,186
South Africa	—	242,647	—	242,647
South Korea	47,906	1,631,244	—	1,679,150
Taiwan	763,273	1,051,721	—	1,814,994
Thailand	—	150,427	—	150,427
Turkey	—	121,579	—	121,579
United States	26,583	—	—	26,583
Short-Term Investments	247,545	—	—	247,545
Total	$4,133,423	$8,827,224	$—	$12,960,647

260   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Emerging Markets Equity Blend Portfolio
Common Stocks*
Brazil	$2,899,746	$—	$—	$2,899,746
Canada	983,994	—	—	983,994
Chile	145,900	—	—	145,900
China	9,092,492	13,824,642	—	22,917,134
Colombia	725,525	—	—	725,525
Egypt	—	787,968	—	787,968
Estonia	—	144,341	—	144,341
Georgia	—	358,966	—	358,966
Greece	—	187,914	—	187,914
Hong Kong	—	1,708,598	—	1,708,598
Hungary	—	649,454	—	649,454
India	1,667,317	5,132,353	—	6,799,670
Indonesia	561,244	2,311,946	—	2,873,190
Kenya	—	150,955	—	150,955
Kuwait	—	203,096	—	203,096
Mexico	2,778,269	—	—	2,778,269
Oman	—	169,880	—	169,880
Pakistan	—	175,492	—	175,492
Philippines	—	384,250	—	384,250
Poland	—	228,932	—	228,932
Russia	3,288,792	927,761	—	4,216,553
South Africa	—	322,518	—	322,518
South Korea	—	11,511,556	—	11,511,556
Taiwan	1,081,036	6,275,855	—	7,356,891
Turkey	431,847	—	—	431,847
Ukraine	—	160,533	—	160,533
United Kingdom	—	554,750	—	554,750
Preferred Stocks*
Brazil	588,077	—	—	588,077
Short-Term Investments	1,999,484	—	—	1,999,484
Total	$26,243,723	$46,171,760	$—	$72,415,483

Semi-Annual Report   261

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$220,571,302	$—	$—	$220,571,302
China	179,797,092	797,686,826	—	977,483,918
Egypt	—	48,764,551	—	48,764,551
Hong Kong	—	53,672,203	—	53,672,203
Hungary	—	87,719,016	—	87,719,016
India	76,661,905	435,308,996	—	511,970,901
Indonesia	74,118,566	102,310,664	—	176,429,230
Luxembourg	28,922,454	—	—	28,922,454
Mexico	181,776,820	—	—	181,776,820
Pakistan	—	13,677,747	—	13,677,747
Portugal	—	50,280,258	—	50,280,258
Russia	72,751,073	297,319,875	—	370,070,948
South Africa	—	237,014,117	—	237,014,117
South Korea	—	597,686,079	—	597,686,079
Taiwan	—	248,738,952	—	248,738,952
Thailand	—	66,522,455	—	66,522,455
Turkey	—	69,403,868	—	69,403,868
United Kingdom	—	123,800,164	—	123,800,164
Exchange-Traded Funds	225,541,873	—	—	225,541,873
Short-Term Investments	109,293,677	—	—	109,293,677
Total	$1,169,434,762	$3,229,905,771	$—	$4,399,340,533

Equity Franchise Portfolio
Common Stocks*
Belgium	$—	$1,606,102	$—	$1,606,102
France	—	1,944,033	—	1,944,033
Germany	—	2,593,366	—	2,593,366
Italy	—	477,657	—	477,657
Luxembourg	—	2,622,024	—	2,622,024
Spain	—	1,363,115	—	1,363,115
United Kingdom	—	1,001,864	—	1,001,864
United States	32,693,081	—	—	32,693,081
Short-Term Investments	2,020,619	—	—	2,020,619
Total	$34,713,700	$11,608,161	$—	$46,321,861

262   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Global Equity Select Portfolio
Common Stocks*
Canada	$3,106,665	$—	$—	$3,106,665
China	740,929	1,844,988	—	2,585,917
Denmark	—	731,212	—	731,212
Germany	—	2,558,737	—	2,558,737
Hong Kong	—	3,658,132	—	3,658,132
Israel	—	654,643	—	654,643
Japan	—	3,218,480	—	3,218,480
Netherlands	807,289	2,140,213	—	2,947,502
South Africa	—	300,457	—	300,457
South Korea	—	925,226	—	925,226
Sweden	—	2,501,744	—	2,501,744
Switzerland	—	2,321,589	—	2,321,589
Taiwan	1,057,398	—	—	1,057,398
United Kingdom	759,165	7,969,038	—	8,728,203
United States	37,508,551	—	—	37,508,551
Short-Term Investments	1,558,450	—	—	1,558,450
Total	$45,538,447	$28,824,459	$—	$74,362,906

Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$504,946,268	$—	$504,946,268
Canada	56,314,196	—	—	56,314,196
France	—	432,062,583	—	432,062,583
Germany	—	131,650,280	—	131,650,280
Hong Kong	—	158,196,391	—	158,196,391
Italy	—	1,499,958,560	—	1,499,958,560
Luxembourg	—	139,920,368	—	139,920,368
Portugal	—	58,574,189	—	58,574,189
Spain	—	551,368,600	—	551,368,600
United Kingdom	—	1,379,538,663	—	1,379,538,663
United States	1,255,324,988	—	—	1,255,324,988
Short-Term Investments	1,008,805,412	—	—	1,008,805,412
Other Financial
Instruments†
Forward Currency Contracts	—	5,354,576	—	5,354,576
Total	$2,320,444,596	$4,861,570,478	$—	$7,182,015,074
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(5,939,986)	$—	$(5,939,986)

Semi-Annual Report   263

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Global Strategic Equity Portfolio
Common Stocks*
Brazil	$33,821	$—	$—	$33,821
Canada	108,144	—	—	108,144
China	63,847	57,811	—	121,658
Denmark	—	66,904	—	66,904
France	—	86,103	—	86,103
Germany	—	92,058	—	92,058
Hong Kong	—	53,981	—	53,981
India	33,231	—	—	33,231
Israel	—	31,155	—	31,155
Italy	—	52,036	—	52,036
Japan	—	127,880	—	127,880
Netherlands	—	78,083	—	78,083
Portugal	—	62,027	—	62,027
Spain	—	41,149	—	41,149
Switzerland	—	172,906	—	172,906
United Kingdom	46,893	328,125	—	375,018
United States	1,658,497	—	—	1,658,497
Short-Term Investments	18,914	—	—	18,914
Total	$1,963,347	$1,250,218	$—	$3,213,565

264   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
International Equity Advantage Portfolio
Common Stocks*
Australia	$—	$138,391	$—	$138,391
Austria	—	4,011	—	4,011
Belgium	—	14,843	—	14,843
China	—	5,159	—	5,159
Denmark	—	103,219	—	103,219
Finland	—	47,305	—	47,305
France	—	226,808	—	226,808
Germany	—	129,212	—	129,212
Hong Kong	—	70,173	—	70,173
Israel	—	6,026	—	6,026
Italy	—	67,120	—	67,120
Japan	73,398	495,058	—	568,456
Luxembourg	—	1,365	—	1,365
Macau	—	2,085	—	2,085
Netherlands	—	81,959	—	81,959
New Zealand	—	12,141	—	12,141
Norway	—	16,304	—	16,304
Singapore	—	22,419	—	22,419
South Africa	—	1,345	—	1,345
Spain	—	35,982	—	35,982
Sweden	—	93,438	—	93,438
Switzerland	—	260,039	—	260,039
United Kingdom	—	288,314	—	288,314
United States	—	7,608	—	7,608
Preferred Stocks*
Germany	—	11,419	—	11,419
Short-Term Investments	16,596	—	—	16,596
Total	$89,994	$2,141,743	$—	$2,231,737

Semi-Annual Report   265

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
International Equity Concentrated Portfolio
Common Stocks*
Canada	$1,711,068	$—	$—	$1,711,068
China	—	5,388,354	—	5,388,354
France	—	10,625,595	—	10,625,595
Germany	—	10,491,225	—	10,491,225
Hong Kong	—	1,472,609	—	1,472,609
India	2,621,388	—	—	2,621,388
Japan	—	5,061,838	—	5,061,838
Luxembourg	—	1,920,899	—	1,920,899
Mexico	3,633,373	—	—	3,633,373
South Korea	—	1,861,025	—	1,861,025
Spain	—	895,440	—	895,440
Switzerland	—	1,706,359	—	1,706,359
United Kingdom	—	2,264,507	—	2,264,507
United States	3,026,653	2,056,406	—	5,083,059
Preferred Stocks*
Germany	—	1,742,602	—	1,742,602
Short-Term Investments	2,375,313	—	—	2,375,313
Total	$13,367,795	$45,486,859	$—	$58,854,654

266   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
International Equity Portfolio
Common Stocks*
Australia	$—	$33,166,153	$—	$33,166,153
Canada	95,506,254	—	—	95,506,254
China	—	60,779,322	—	60,779,322
Denmark	—	60,285,096	—	60,285,096
Finland	—	57,688,349	—	57,688,349
France	—	387,664,134	—	387,664,134
Germany	—	200,700,004	—	200,700,004
Hong Kong	—	19,961,175	—	19,961,175
Indonesia	—	8,771,347	—	8,771,347
Ireland	21,071,972	—	—	21,071,972
Israel	—	27,179,293	—	27,179,293
Italy	—	60,864,599	—	60,864,599
Japan	—	353,072,601	—	353,072,601
Luxembourg	—	16,757,010	—	16,757,010
Mexico	15,270,903	—	—	15,270,903
Netherlands	21,047,761	85,440,475	—	106,488,236
Norway	—	60,522,537	—	60,522,537
Portugal	—	36,337,090	—	36,337,090
Singapore	—	43,208,959	—	43,208,959
South Korea	—	37,196,795	—	37,196,795
Spain	—	30,247,988	—	30,247,988
Sweden	—	66,847,705	—	66,847,705
Switzerland	—	184,613,513	—	184,613,513
United Arab Emirates	—	10,457,496	—	10,457,496
United Kingdom	—	291,789,337	—	291,789,337
United States	123,197,937	32,216,593	—	155,414,530
Preferred Stocks*
Germany	—	57,827,978	—	57,827,978
Short-Term Investments	25,988,360	—	—	25,988,360
Total	$302,083,187	$2,223,595,549	$—	$2,525,678,736

Semi-Annual Report   267

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
International Equity Select Portfolio
Common Stocks*
Australia	$—	$1,026,993	$—	$1,026,993
Brazil	1,529,203	—	—	1,529,203
Canada	1,819,237	—	—	1,819,237
China	1,347,609	6,145,655	—	7,493,264
Denmark	—	1,780,457	—	1,780,457
Finland	—	2,021,493	—	2,021,493
France	—	11,112,180	—	11,112,180
Germany	—	5,092,612	—	5,092,612
Hong Kong	—	413,258	—	413,258
India	1,020,367	—	—	1,020,367
Indonesia	631,413	317,361	—	948,774
Ireland	708,312	—	—	708,312
Italy	—	1,662,857	—	1,662,857
Japan	—	10,613,334	—	10,613,334
Mexico	863,638	—	—	863,638
Netherlands	716,836	2,218,357	—	2,935,193
Norway	—	1,694,201	—	1,694,201
Singapore	—	771,860	—	771,860
South Africa	—	636,197	—	636,197
South Korea	—	2,771,194	—	2,771,194
Sweden	—	1,486,760	—	1,486,760
Switzerland	—	6,393,271	—	6,393,271
Thailand	—	321,272	—	321,272
United Kingdom	—	6,805,667	—	6,805,667
United States	5,060,846	855,353	—	5,916,199
Preferred Stocks*
Germany	—	1,618,595	—	1,618,595
Short-Term Investments	3,119,118	—	—	3,119,118
Total	$16,816,579	$65,758,927	$—	$82,575,506

268   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
International Equity Value Portfolio
Common Stocks*
Austria	$—	$63,819	$—	$63,819
Canada	35,388	—	—	35,388
France	—	496,070	—	496,070
Germany	—	273,291	—	273,291
Japan	47,423	351,688	—	399,111
Luxembourg	—	59,830	—	59,830
Macau	—	83,069	—	83,069
Mexico	102,983	—	—	102,983
Netherlands	—	123,022	—	123,022
Norway	—	57,738	—	57,738
South Korea	—	56,374	—	56,374
Spain	—	82,027	—	82,027
Sweden	—	25,087	—	25,087
Switzerland	—	99,990	—	99,990
United Kingdom	—	194,783	—	194,783
Preferred Stocks*
Germany	—	95,576	—	95,576
Short-Term Investments	66,234	—	—	66,234
Total	$252,028	$2,062,364	$—	$2,314,392

International Quality Growth Portfolio
Common Stocks*
Canada	$310,783	$—	$—	$310,783
China	89,731	167,008	—	256,739
Denmark	—	278,477	—	278,477
France	—	183,429	—	183,429
Germany	—	408,931	—	408,931
Hong Kong	—	87,486	—	87,486
India	115,378	—	—	115,378
Israel	69,400	—	—	69,400
Japan	—	419,643	—	419,643
Netherlands	—	216,063	—	216,063
Norway	—	66,974	—	66,974
South Africa	—	75,260	—	75,260
South Korea	—	83,908	—	83,908
Spain	—	50,763	—	50,763
Sweden	—	174,589	—	174,589
Switzerland	—	206,864	—	206,864
Taiwan	134,488	—	—	134,488
United Kingdom	—	580,597	—	580,597
United States	124,612	—	—	124,612
Short-Term Investments	83,352	—	—	83,352
Total	$927,744	$2,999,992	$—	$3,927,736

Semi-Annual Report   269

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
International Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$1,372,459	$—	$1,372,459
Austria	—	538,444	—	538,444
Belgium	—	2,035,377	—	2,035,377
Canada	1,445,412	—	—	1,445,412
Denmark	—	583,086	—	583,086
Finland	—	1,055,291	—	1,055,291
France	—	567,377	—	567,377
Germany	—	5,088,500	—	5,088,500
Greece	—	361,114	—	361,114
India	—	390,063	—	390,063
Ireland	—	458,129	—	458,129
Israel	—	359,398	—	359,398
Italy	—	1,548,111	—	1,548,111
Japan	—	10,294,855	—	10,294,855
Jersey	—	797,603	—	797,603
Luxembourg	—	443,864	—	443,864
Netherlands	—	1,943,162	—	1,943,162
New Zealand	—	401,632	—	401,632
Norway	—	189,450	—	189,450
Singapore	—	388,534	—	388,534
Spain	—	355,364	—	355,364
Sweden	—	3,269,234	—	3,269,234
Switzerland	—	460,256	—	460,256
United Kingdom	—	5,681,814	—	5,681,814
United States	—	331,726	—	331,726
Short-Term Investments	680,379	—	—	680,379
Total	$2,125,791	$38,914,843	$—	$41,040,634

270   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
International Strategic Equity Portfolio
Common Stocks*
Brazil	$25,505,371	$—	$—	$25,505,371
Canada	294,411,621	—	—	294,411,621
China	96,454,303	117,233,613	—	213,687,916
Denmark	—	151,945,597	—	151,945,597
Finland	—	80,087,028	—	80,087,028
France	—	495,225,971	—	495,225,971
Germany	—	376,124,141	—	376,124,141
Hong Kong	—	90,925,692	—	90,925,692
India	—	39,646,505	—	39,646,505
Ireland	61,476,349	—	—	61,476,349
Israel	—	81,309,250	—	81,309,250
Italy	—	121,607,087	—	121,607,087
Japan	—	648,182,471	—	648,182,471
Mexico	52,299,089	—	—	52,299,089
Netherlands	48,991,727	—	—	48,991,727
Norway	—	50,921,151	—	50,921,151
Portugal	—	38,262,857	—	38,262,857
Spain	—	131,973,919	—	131,973,919
Sweden	—	40,046,555	—	40,046,555
Switzerland	—	489,024,309	—	489,024,309
United Kingdom	—	709,540,575	—	709,540,575
United States	353,396,555	—	—	353,396,555
Preferred Stocks*
Germany	—	126,634,514	—	126,634,514
Short-Term Investments	79,445,035	—	—	79,445,035
Total	$1,011,980,050	$3,788,691,235	$—	$4,800,671,285

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Managed Equity Volatility Portfolio
Common Stocks*
Australia	$—	$1,390,487	$—	$1,390,487
Belgium	—	172,468	—	172,468
Canada	88,825	—	—	88,825
Denmark	—	754,454	—	754,454
Finland	—	94,703	—	94,703
France	—	175,809	—	175,809
Hong Kong	—	307,693	—	307,693
Japan	—	5,096,630	—	5,096,630
Netherlands	—	576,108	—	576,108
New Zealand	—	194,366	—	194,366
Norway	—	402,801	—	402,801
Spain	—	122,676	—	122,676
Sweden	—	292,562	—	292,562
Switzerland	—	1,380,304	—	1,380,304
United Kingdom	—	748,012	—	748,012
United States	18,369,269	—	—	18,369,269
Short-Term Investments	655,254	—	—	655,254
Total	$19,113,348	$11,709,073	$—	$30,822,421
US Equity Concentrated Portfolio
Common Stocks*	$1,699,672,841	$—	$—	$1,699,672,841
Short-Term Investments	16,448,079	—	—	16,448,079
Total	$1,716,120,920	$—	$—	$1,716,120,920
US Equity Focus Portfolio
Common Stocks*	$39,057,372	$—	$—	$39,057,372
Short-Term Investments	490,775	—	—	490,775
Total	$39,548,147	$—	$—	$39,548,147
US Small-Mid Cap Equity Portfolio
Common Stocks*	$103,725,599	$—	$—	$103,725,599
US Sustainable Equity Portfolio
Common Stocks*	$4,884,765	$—	$—	$4,884,765

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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10. Derivative Instruments

The Global Listed Infrastructure Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2020, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$83,500,000
Average amounts sold	$5,075,400,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$5,354,576

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$5,939,986

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$54,985,861

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$58,661,385

None of the other Portfolios presented traded in derivative instruments during the period ended June 30, 2020.

As of June 30, 2020, the Global Listed Infrastructure Portfolio held derivative instruments that are eligible for offset in the Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between

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two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2020:

Global Listed Infrastructure Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$5,354,576	$ —	$5,354,576

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Canadian Imperial Bank of Commerce	$1,088,668	$(236,921)	$—	$851,747
HSBC Bank USA NA	1,523,571	(881,552)	—	642,019
Royal Bank of Canada	1,390,237	(346,120)	—	1,044,117
State Street Bank and Trust Co.	1,352,100	(1,352,100)	—	—
Total	$5,354,576	$(2,816,693)	$—	$2,537,883

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$5,939,986	$ —	$5,939,986

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
BNP Paribas SA	$986,336	$—	$—	$986,336
Canadian Imperial Bank of Commerce	236,921	(236,921)	—	—
Citibank NA	1,063,068	—	—	1,063,068
HSBC Bank USA NA	881,552	(881,552)	—	—
Royal Bank of Canada	346,120	(346,120)	—	—
Standard Chartered Bank	746,749	—	—	746,749
State Street Bank and Trust Co.	1,366,991	(1,352,100)	—	14,891
The Bank of New York Mellon Corp.	312,249	—	—	312,249
Total	$5,939,986	$(2,816,693)	$—	$3,123,293

11. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

12. Subsequent Events

Management has evaluated subsequent events affecting the Portfolio through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the US Securities and Exchange Commission (the SEC) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreements

All Portfolios except Lazard US Sustainable Equity Portfolio.

At meetings of the Board held on June 2, 2020 and June 16, 2020, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 16, 2020 meeting, additional information requested by the Independent Directors at the June 2, 2020 meeting.

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Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 35 active funds comprised approximately $22 billion of the approximately $193 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2020).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $22 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company

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data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

•	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for expense comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Expense Peer Group”1); and

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board. For the Developing Markets Equity Portfolio, the Investment Manager proposed to lower the current expense limitation by 0.10%, and for each of the Emerging Markets Equity Blend, Global Strategic Equity and International Equity Concentrated Portfolios, the Investment Manager proposed to lower the current expense limitation by 0.05%. After giving effect to the proposed expense limitation reductions, the results of the Strategic Insight comparisons showed that the advisory fees and net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was cur-

[1]	The Strategic Insight materials outlined the process for constructing the Expense Peer Groups, as well the Expense Categories, Performance Peer Groups and Performance Categories (all as defined herein). Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Expense Peer Groups, Expense Categories, Performance Peer Groups and Performance Categories, including how the methodologies could affect the results of the comparisons.

278   Semi-Annual Report

rently waiving advisory fees and/or reimbursing expenses for certain Portfolios.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five-and ten-year periods ended March 31, 2020, as applicable, compared to performance for the same time periods of:

•	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for performance comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Performance Peer Group”);

•	the funds within the broad category of funds to which the Port -folio has been assigned by Morningstar (the “Performance Category”); and

•	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in

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discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance or Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2019 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Man-

280   Semi-Annual Report

ager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. It was noted that, for Portfolios with generally stable or decreasing assets over the past calendar year, or Portfolios that had not reached a significant size (which was the case for most of the Portfolios), the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $193 billion global asset management business.

•	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was

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acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Lazard US Sustainable Equity Portfolio

At meetings of the Board held on June 2, 2020 and June 16, 2020, the Board considered the approval of the Management Agreement between the Fund, on behalf of the Portfolio and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

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Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 16, 2020 meeting, additional information requested by the Independent Directors at the June 2, 2020 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager would provide to the Portfolio, including a discussion of the Investment Manager and its clients (of which the existing Lazard Funds complex of 35 active funds comprised approximately $22 billion of the approximately $193 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2020). The Board also had received a presentation at a prior Board meeting on the Investment Manager’s US Sustainable Equity investment strategy, including the specific strategies that would be employed for the Portfolio.

The Board considered the various services to be provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Portfolio and its shareholders will be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; and marketing and shareholder servicing activities on behalf of the portfolios of the Fund, which would include the Portfolio. The Board accepted the assertion of representatives of the Investment Manager that the Sustainable Equity Portfolio would be expected to benefit from the

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services and infrastructure provided by the Investment Manager and that such services and infrastructure would be greater than those typically provided to a $22 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed information prepared by Strategic Insight, an independent provider of investment company data, comparing the Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to the Portfolio’s Expense Peer Group.

Other Accounts Advisory Fee Comparison. There were no Other Accounts of the Investment Manager that are comparable to the Portfolio in terms of investment objectives, strategies and policies.

Performance. As the Portfolio had not commenced investment operations and there were no Other Accounts of the Investment Manager, there was no performance information for the Board to consider.

Investment Manager Profitability and Economies of Scale

Representatives of the Investment Manager noted that because the Portfolio is newly formed, has not commenced operations and the eventual aggregate amount of the Portfolio’s assets was uncertain, specific information concerning the cost of services to be provided to the Portfolio and the estimated profitability percentage of the Sustainable Equity Management Agreement, with respect to the Portfolio, to the Investment Manager and its affiliates from their relationships with the Portfolio and economies of scale would be subject to a number of assumptions and would be speculative and not meaningful. The Investment Manager representatives stated that they did not expect the Investment Manager to realize any current profits on the Portfolio initially, noting the Investment Manager’s agreement to waive its fees and/or reimburse expenses of the Portfolio for at least two years following the Portfolio’s commencement of operations to maintain the expense ratio reflected

284   Semi-Annual Report

in the Strategic Insight materials. The Board determined to revisit this issue no later than when it next reviewed the advisory fee in connection with the renewal of the Management Agreement for the Portfolio. Representatives of the Investment Manager reviewed with the Board information provided on the Investment Manager’s brokerage and soft dollar practices. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates were expected to receive any significant benefits from the Investment Manager acting as investment manager to the Portfolio other than the benefit of soft dollar commissions in connection with managing the Portfolio. The representatives of the Investment Manager stated that the Investment Manager intends to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and record-keeping services, and noted that the Portfolio would not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolio’s Open Shares.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to the evaluation of the approval of the Management Agreement for the Portfolio. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $193 billion global asset management business.

●	The Board concluded that the fee to be paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services to be provided.

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●	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolio increase and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, with respect to the Portfolio, the Board relied on the information described above as well as other information provided by the Investment Manager. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Management Agreement for the Portfolio. In deciding whether to vote to approve the Management Agreement for the Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Portfolio’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Portfolio does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably

286   Semi-Annual Report

expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4 and in the LRMP, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Portfolio would have invested more than 15% of its net assets in illiquid investments (or such lower percentage that may have been adopted by a Portfolio); and (5) if the Portfolios reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Portfolios will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Liquidity Committee comprised of various Fund officers and groups within the Investment Manager (the “Liquidity Committee”), and the Liquidity Committee seeks assistance from and works together with other groups within the Investment Manager in effectuating the requirements of the LRMP as necessary. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in June 2020 (the “Annual Report”).

The Annual Report states that the Investment Manager, as the Program Administrator, acting primarily through the Liquidity Committee, has assessed the operation of the LRMP and believes

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that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. The Program Administrator and the Liquidity Committee initially determined that each Portfolio primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Portfolio needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Portfolio has breached its limit on illiquid investments.

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The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
https://www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP
Eleven Times Square
New York, New York 10036-8299
http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com
Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS020

Lazard Funds

Semi-Annual Report

June 30, 2020

Fixed Income Funds

Lazard Emerging Markets Debt Portfolio
Lazard Global Fixed Income Portfolio
Lazard US Corporate Income Portfolio
Lazard US Short Duration Fixed Income Portfolio

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing up for paperless delivery at www.icsdelivery.com/lazardassetmanagement. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge.You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure and visiting www.fundreports.com. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports.Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

9	Information About Your Portfolio’s Expenses (unaudited)

12	Portfolio Holdings (unaudited)

13	Portfolios of Investments (unaudited)

13	Lazard Emerging Markets Debt Portfolio

31	Lazard Global Fixed Income Portfolio

41	Lazard US Corporate Income Portfolio

54	Lazard US Short Duration Fixed Income Portfolio

57	Notes to Portfolios of Investments (unaudited)

60	Statements of Assets and Liabilities (unaudited)

64	Statements of Operations (unaudited)

66	Statements of Changes in Net Assets (unaudited)

72	Financial Highlights (unaudited)

82	Notes to Financial Statements (unaudited)

109	Other Information (unaudited)

Please consider a Portfolio’s investment objectives, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or each Portfolio’s summary prospectus carefully before you invest. The prospectus and each Portfolio’s summary prospectus contain the investment objectives, risks, charges, expenses and other information about each Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

The global spread of COVID-19 created significant market volatility and caused an unprecedented collapse across global equity markets at the start of 2020.The pandemic led to worldwide lockdowns, which led to drastic unemployment, a wave of small businesses closures, and a significant decline in economic growth. However, an extremely aggressive monetary and fiscal response, as well as a slowdown in the spread of COVID-19 in many of the early hotspots, led to one of the sharpest rallies ever for global stocks during the second quarter.

US unemployment rose from a 50-year low to an 80-year high in just two months. While the economic weakness was extraordinary, the policy response was both dramatic and timely.The Federal Reserve, the US central bank, slashed rates to zero and announced unlimited quantitative easing within weeks of the crisis.The central bank subsequently announced almost $3 trillion in liquidity facilities for companies and municipalities. Credit markets responded, turning highly accommodative for a wide variety of companies, and debt issuance reached record highs.The federal government also delivered with a fiscal package more than double the size of the response to the 2008 global financial crisis.

COVID-19 exacerbated existing price dislocations not only in emerging markets compared to other markets, but in high-quality businesses trading at lower valuations.The course of the pandemic and related government actions, trade developments, and the US election will have a great deal of influence in how the region’s equities end the year.

In Europe, economic data suggested that the European Union and United Kingdom were mired in deep recessions. As in the United States, however, stimulus proved to be a potent salve. European equity markets calmed after the volatile first quarter as individual countries and the European Central Bank put forward an aggressive and globally coordinated monetary and fiscal response.

2   Semi-Annual Report

As economies across the world reopen, the shape of a potential recovery remains an open question. After all, there is little historical precedent for the global economy shutting down and then attempting to restart itself.

The performance dispersion between value and growth stocks has been at all-time highs, but we believe the differential will adjust. More than ever, we are confident that fundamental analysis and stock selection will be crucial drivers for performance. We feel privileged to handle your investment needs and value your continued confidence in our investment management capabilities. We continue to strive for the long-term patterns of performance that are consistent with your expectations.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Emerging Markets Debt Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Debt Portfolio, JPMorgan EMBI Global Diversified® Index, JPMorgan GBI-EM Global Diversified® Index and Global Diversified Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One Year	Five Years	Since Inception	†
Institutional Shares**	–3.18%	2.60%	2.18%
Open Shares**	–3.28%	2.36%	1.91%
R6 Shares**	–2.85%	N/A	2.26%
JPMorgan EMBI Global Diversified Index	0.49%	5.30%	5.81% (Institutional and Open Shares)
			3.84% (R6 Shares)
JPMorgan GBI-EM Global Diversified Index	–2.82%	2.34%	0.55% (Institutional and Open Shares)
			2.58% (R6 Shares)
Global Diversified Index	–1.10%	3.89%	3.22% (Institutional and Open Shares)
			3.27% (R6 Shares)
†	The inception date for the Institutional and Open Shares was February 28, 2011 and for the R6 Shares was July 28, 2016.

4   Semi-Annual Report

Lazard Global Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Fixed Income Portfolio and Bloomberg Barclays Global Aggregate® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	4.39%	2.88%	1.30%
Open Shares**	4.01%	2.58%	1.01%
Bloomberg Barclays Global Aggregate Index	4.22%	3.56%	1.92%
†	The inception date for the Portfolio was March 30, 2012.

Semi-Annual Report   5

Lazard US Corporate Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Corporate Income Portfolio and Cash Pay Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	0.60%	3.74%	5.58%	4.21%
Open Shares**	0.36%	3.44%	5.25%	3.71%
R6 Shares**	0.83%	N/A	N/A	3.11%
Cash Pay Index	0.90%	4.89%	6.61%	6.21% (Institutional Shares)
				6.16% (Open Shares)
				4.85% (R6 Shares)
†	The inception date for the Institutional Shares was January 2, 1998, for the Open Shares was February 24, 1998 and for the R6 Shares was November 3, 2016.

6   Semi-Annual Report

Lazard US Short Duration Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Short Duration Fixed Income Portfolio and ICE BofAML 1-3 Year US Treasury® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	3.55%	1.60%	1.53%
Open Shares**	3.28%	1.51%	1.35%
ICE BofAML 1-3 Year US Treasury Index	4.08%	1.84%	1.37%
†	The inception date for the Portfolio was February 28, 2011.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”) or DST Asset Manager Solutions, Inc., the Fund’s transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to reimbursed custodian out-of-pocket expenses (Note 3 in the Notes to Financial Statements) for Lazard Emerging Markets Debt Portfolio and settlement proceeds received from a class action lawsuit by Lazard US Corporate Income Portfolio which impacted the total return of R6 Shares but did not impact that of Institutional or Open; amounts may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

Semi-Annual Report   7

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The JPMorgan EMBI Global Diversified Index is a uniquely weighted version of the EMBI Global. Risks associated with the securities comprising this index include fixed income and emerging markets.

The JPMorgan GBI-EM Global Diversified Index is a uniquely weighted version of the GBI-EM Global. Risks include fixed income, emerging markets and derivatives. These indices limit the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in both indices are identical.

The Global Diversified Index is an unmanaged index created by the Investment Manager and is a 50/50 blend of the JPMorgan EMBI Global Diversified Index and the JPMorgan GBI-EM Global Diversified Index.

The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

The Cash Pay Index is the ICE BofAML BB-B US Cash Pay Non-Distressed High Yield® Index. It is constructed to mirror the BB-B non-distressed sector of the public high yield corporate debt market and is a subset of the ICE Bank of America Merrill Lynch High Yield Cash Pay® Index.

The ICE BofAML 1-3 Year US Treasury Index tracks the performance of the direct sovereign debt of the US government having a maturity of at least one year and less than three years.

**	The performance of Institutional Shares, Open Shares and R6 Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

8   Semi-Annual Report

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses.This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2020 through June 30, 2020 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds.To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Semi-Annual Report   9

			Expenses	Annualized
	Beginning	Ending	Paid During	Expense Ratio
	Account	Account	Period*	During Period
	Value	Value	1/1/20 -	1/1/20 -
Portfolio	1/1/20	6/30/20	6/30/20	6/30/20

Emerging Markets Debt
Institutional Shares

Actual	$1,000.00	$932.90	$4.57	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Open Shares
Actual	$1,000.00	$933.00	$5.53	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77	1.15%
R6 Shares
Actual	$1,000.00	$934.50	$4.33	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52	0.90%

Global Fixed Income
Institutional Shares
Actual	$1,000.00	$1,029.80	$3.53	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52	0.70%
Open Shares
Actual	$1,000.00	$1,028.60	$4.81	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.12	$4.79	0.95%

US Corporate Income
Institutional Shares
Actual	$1,000.00	$972.40	$2.70	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.13	$2.77	0.55%
Open Shares
Actual	$1,000.00	$971.40	$3.92	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02	0.80%
R6 Shares
Actual	$1,000.00	$972.50	$2.70	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.13	$2.77	0.55%

10  Semi-Annual Report

			Expenses	Annualized
	Beginning	Ending	Paid During	Expense Ratio
	Account	Account	Period*	During Period
	Value	Value	1/1/20 -	1/1/20 -
Portfolio	1/1/20	6/30/20	6/30/20	6/30/20

US Short Duration Fixed Income
Institutional Shares
Actual	$1,000.00	$1,025.10	$2.01	0.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.87	$2.01	0.40%
Open Shares
Actual	$1,000.00	$1,022.80	$3.27	0.65%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.27	0.65%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Semi-Annual Report  11

The Lazard Funds, Inc. Portfolio Holdings Presented by
Asset Class/Credit Rating and Region June 30, 2020 (unaudited)

	Lazard	Lazard US	Lazard US
	Global Fixed	Corporate	Short Duration
	Income	Income	Fixed Income
Asset Class/S&P Credit Rating*	Portfolio	Portfolio	Portfolio

Fixed Income
AAA	17.4%	—%	72.8%
AA+	4.2	—	—
AA-	7.1	—	—
A+	8.1	—	—
A	7.8	—	—
A-	5.7	—	8.9
BBB+	10.7	0.5	15.3
BBB	4.7	0.7	1.5
BBB-	2	8.8	—
BB+	0.5	13.0	—
BB	1.9	18.7	—
BB-	0.5	25.5	—
B+	0.5	11.3	—
B	—	6.7	—
B-	—	5.5	—
CCC+	—	1.2	—
CCC	—	1.0	—
Not Applicable	22.5	3.7	1.0
Short-Term Investments	6.4	3.4	0.5
Total Investments	100.0%	100.0%	100.0%

Lazard
Emerging
Markets Debt
Asset Class/Region*	Portfolio

Fixed Income
Africa	14.2%
Asia	31.7
Europe	16.8
North America	14.6
South America	20.7
Short-Term Investments	2.0
Total Investments	100.0%

*	Represents percentage of total investments.

12  Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2020 (unaudited)

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 6.2%

Chile | 0.4%
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/49 (#)	USD	104	$117,260

Colombia | 1.4%
AI Candelaria Spain SLU, 7.500%, 12/15/28 (#)	USD	375	378,750

Kazakhstan | 0.9%
KazMunayGas National Co. JSC, 5.750%, 04/19/47	USD	210	244,650

Malaysia | 1.1%
Petronas Capital, Ltd., 3.500%, 04/21/30 (#)	USD	280	310,279

Mexico | 2.2%
Petroleos Mexicanos:
6.875%, 08/04/26	USD	70	66,133
6.490%, 01/23/27	USD	110	100,418
5.350%, 02/12/28	USD	130	108,907
6.840%, 01/23/30	USD	110	96,370
6.350%, 02/12/48	USD	40	29,456
7.690%, 01/23/50	USD	100	83,425
6.950%, 01/28/60 (#)	USD	135	103,646
			588,355

Peru | 0.2%
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	180	56,447

Total Corporate Bonds (Cost $1,612,433)			1,695,741

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Foreign Government Obligations | 87.6%

Angola | 1.4%
Republic of Angola:
9.500%, 11/12/25	USD	102	$92,310
8.000%, 11/26/29	USD	360	297,900
			390,210
Argentina | 2.4%
Republic of Argentina:
6.875%, 04/22/21	USD	35	14,569
5.625%, 01/26/22	USD	162	66,825
4.625%, 01/11/23	USD	180	74,475
7.500%, 04/22/26	USD	200	80,375
6.875%, 01/26/27	USD	169	67,684
5.875%, 01/11/28	USD	138	54,924
6.625%, 07/06/28	USD	140	55,169
8.280%, 12/31/33	USD	154	68,823
7.125%, 07/06/36	USD	105	40,819
7.625%, 04/22/46	USD	110	42,625
6.875%, 01/11/48	USD	157	60,592
7.125%, 06/28/2117	USD	102	39,238
			666,118
Azerbaijan | 0.7%
Republic of Azerbaijan, 3.500%, 09/01/32	USD	200	195,250

Bahrain | 2.0%
Kingdom of Bahrain:
7.000%, 01/26/26	USD	290	322,444
7.000%, 10/12/28	USD	200	223,125
			545,569
Barbados | 0.1%
Barbados Government International Bonds, 6.500%, 10/01/29 (#)	USD	25	22,523

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Belize | 0.0%
Republic of Belize, 4.938%, 02/20/34 (Ø)	USD	15	$6,272

Brazil | 2.3%
Brazil NTN-B, 6.000%, 08/15/30	BRL	20	14,992
Brazil NTN-F, 10.000%, 01/01/25	BRL	2,240	482,667
Federal Republic of Brazil:
2.875%, 06/06/25	USD	25	24,650
3.875%, 06/12/30	USD	60	57,900
5.625%, 02/21/47	USD	25	26,078
4.750%, 01/14/50	USD	30	28,369
			634,656
Chile | 1.8%
Bonos de la Tesoreria de la Republica en pesos:
4.000%, 03/01/23 (#)	CLP	35,000	46,760
4.500%, 03/01/26	CLP	65,000	92,630
5.000%, 03/01/35	CLP	50,000	74,617
6.000%, 01/01/43	CLP	35,000	62,884
Republic of Chile:
3.240%, 02/06/28	USD	15	16,491
2.450%, 01/31/31	USD	90	93,442
2.550%, 01/27/32	USD	70	72,844
3.500%, 01/25/50	USD	30	33,787
			493,455
China | 2.2%
China Development Bank:
1.860%, 04/09/23	CNY	970	134,098
3.500%, 08/13/26	CNY	2,880	409,938
3.450%, 09/20/29	CNY	370	53,039
			597,075

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Colombia | 4.2%
Colombian Titulos De Tesoreria:
10.000%, 07/24/24	COP	390,400	$127,538
6.250%, 11/26/25	COP	755,300	216,876
7.500%, 08/26/26	COP	753,000	227,048
6.000%, 04/28/28	COP	289,800	77,998
7.000%, 06/30/32	COP	318,000	85,807
Republic of Colombia:
4.500%, 01/28/26	USD	65	70,789
3.875%, 04/25/27	USD	120	127,162
3.125%, 04/15/31	USD	15	14,895
6.125%, 01/18/41	USD	115	143,427
5.000%, 06/15/45	USD	45	50,590
			1,142,130
Costa Rica | 0.4%
Republic of Costa Rica:
9.200%, 02/23/22	USD	30	31,152
4.250%, 01/26/23	USD	40	37,588
4.375%, 04/30/25	USD	55	49,070
			117,810
Czech Republic | 1.3%
Czech Republic:
2.500%, 08/25/28	CZK	2,080	100,143
4.200%, 12/04/36	CZK	4,240	261,002
			361,145
Dominican Republic | 2.6%
Dominican Republic:
8.900%, 02/15/23	DOP	2,850	45,165
5.500%, 01/27/25	USD	40	40,425
6.875%, 01/29/26	USD	145	152,023
11.375%, 07/06/29	DOP	1,200	19,367
10.750%, 11/08/29	DOP	4,800	76,781
4.500%, 01/30/30	USD	150	135,703
7.450%, 04/30/44	USD	15	15,413
6.850%, 01/27/45	USD	80	76,625
6.400%, 06/05/49	USD	170	155,603
			717,105

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Ecuador | 1.1%
Republic of Ecuador:
7.950%, 06/20/24	USD	230	$113,443
8.875%, 10/23/27	USD	265	109,975
10.650%, 01/31/29	USD	200	83,000
			306,418
Egypt | 1.9%
Arab Republic of Egypt:
5.577%, 02/21/23	USD	200	204,312
6.200%, 03/01/24 (#)	USD	190	194,987
8.500%, 01/31/47 (#)	USD	135	131,963
			531,262
El Salvador | 0.4%
Republic of El Salvador:
7.650%, 06/15/35	USD	65	55,819
7.125%, 01/20/50	USD	75	61,125
			116,944
Ghana | 1.4%
Republic of Ghana:
6.375%, 02/11/27	USD	200	186,813
8.125%, 03/26/32	USD	200	188,312
			375,125
Guatemala | 0.4%
Republic of Guatemala:
5.375%, 04/24/32 (#)	USD	50	55,141
6.125%, 06/01/50 (#)	USD	50	57,812
			112,953
Honduras | 0.5%
Republic of Honduras:
6.250%, 01/19/27	USD	80	85,500
5.625%, 06/24/30 (#)	USD	50	50,812
			136,312

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Hungary | 1.5%
Hungary, 7.625%, 03/29/41	USD	80	$134,200
Hungary Government Bonds:
2.500%, 10/24/24	HUF	46,110	154,552
3.000%, 10/27/27	HUF	35,250	121,841
			410,593
Indonesia | 6.8%
Indonesia Government Bonds:
8.375%, 09/15/26	IDR	3,867,000	291,006
7.000%, 05/15/27	IDR	2,666,000	186,909
9.000%, 03/15/29	IDR	1,275,000	98,849
8.250%, 05/15/29	IDR	1,545,000	115,077
8.750%, 05/15/31	IDR	2,590,000	197,174
7.500%, 08/15/32	IDR	3,513,000	242,848
8.375%, 03/15/34	IDR	1,165,000	85,673
8.250%, 05/15/36	IDR	622,000	45,240
8.375%, 04/15/39	IDR	920,000	67,623
Republic of Indonesia:
5.875%, 01/15/24	USD	60	67,969
4.125%, 01/15/25	USD	75	81,633
4.750%, 01/08/26	USD	160	180,450
4.625%, 04/15/43	USD	30	34,388
3.700%, 10/30/49	USD	125	129,785
3.500%, 02/14/50	USD	50	51,468
			1,876,092
Iraq | 0.8%
Republic of Iraq, 5.800%, 01/15/28	USD	250	224,766

Ivory Coast | 0.4%
Ivory Coast, 5.750%, 12/31/32 (Ø)	USD	112	110,159

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Jamaica | 0.4%
Government of Jamaica:
6.750%, 04/28/28	USD	25	$28,156
8.000%, 03/15/39	USD	30	37,003
7.875%, 07/28/45	USD	35	42,744
			107,903
Kazakhstan | 0.9%
Republic of Kazakhstan, 4.875%, 10/14/44	USD	195	247,345

Kenya | 0.9%
Republic of Kenya, 8.000%, 05/22/32	USD	250	246,172

Lebanon | 1.4%
Lebanese Republic:
6.375%, 03/09/20 («)	USD	107	19,795
8.250%, 04/12/21 («)	USD	422	77,806
6.100%, 10/04/22 («)	USD	227	39,725
6.000%, 01/27/23 («)	USD	265	45,712
6.650%, 04/22/24 («)	USD	236	40,489
6.250%, 11/04/24 («)	USD	116	19,430
6.200%, 02/26/25 («)	USD	37	6,198
6.600%, 11/27/26 («)	USD	104	18,038
6.850%, 03/23/27 («)	USD	209	35,661
6.750%, 11/29/27 («)	USD	52	8,710
6.650%, 02/26/30 («)	USD	109	18,257
7.000%, 03/23/32 («)	USD	183	31,567
7.050%, 11/02/35 («)	USD	60	10,350
7.250%, 03/23/37 («)	USD	55	9,488
			381,226

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Malaysia | 4.2%
Malaysia Government Bonds:
3.882%, 03/10/22	MYR	706	$169,426
3.800%, 08/17/23	MYR	760	185,106
3.478%, 06/14/24	MYR	911	221,053
3.955%, 09/15/25	MYR	600	150,035
3.899%, 11/16/27	MYR	150	37,465
3.885%, 08/15/29	MYR	710	179,240
4.893%, 06/08/38	MYR	800	217,395
			1,159,720
Mexico | 5.7%
Mexican Bonos:
5.750%, 03/05/26	MXN	15,940	710,363
8.500%, 05/31/29	MXN	5,698	292,728
10.000%, 11/20/36	MXN	3,270	191,481
7.750%, 11/13/42	MXN	670	31,727
United Mexican States:
4.125%, 01/21/26	USD	125	135,000
4.600%, 02/10/48	USD	70	72,297
4.500%, 01/31/50	USD	60	61,860
5.000%, 04/27/51	USD	60	64,710
			1,560,166
Mongolia | 0.2%
Mongolia International Bonds:
10.875%, 04/06/21	USD	25	25,937
5.125%, 12/05/22	USD	35	34,694
			60,631
Nigeria | 1.3%
Republic of Nigeria:
6.500%, 11/28/27	USD	200	189,312
7.625%, 11/28/47	USD	200	178,438
			367,750

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Oman | 2.1%
Oman Government International Bonds:
4.750%, 06/15/26	USD	245	$226,548
5.625%, 01/17/28	USD	200	186,500
6.750%, 01/17/48	USD	200	172,313
			585,361
Panama | 1.3%
Republic of Panama:
4.000%, 09/22/24	USD	70	76,256
3.750%, 03/16/25	USD	75	81,234
4.500%, 05/15/47	USD	35	42,842
4.500%, 04/16/50	USD	120	146,513
			346,845
Paraguay | 0.4%
Republic of Paraguay:
5.000%, 04/15/26	USD	25	27,773
4.950%, 04/28/31 (#)	USD	45	49,950
5.400%, 03/30/50	USD	40	45,363
			123,086
Peru | 4.4%
Republic of Peru:
2.392%, 01/23/26	USD	80	83,100
8.200%, 08/12/26	PEN	1,110	404,680
4.125%, 08/25/27	USD	55	63,147
6.350%, 08/12/28	PEN	870	290,360
2.844%, 06/20/30	USD	10	10,712
2.783%, 01/23/31	USD	120	128,010
6.950%, 08/12/31	PEN	245	84,043
6.900%, 08/12/37	PEN	290	98,082
5.350%, 08/12/40	PEN	150	43,024
			1,205,158
Philippines | 1.6%
Republic of Philippines:
4.200%, 01/21/24	USD	160	174,100
3.625%, 09/09/25	PHP	3,145	66,562
3.700%, 02/02/42	USD	175	200,484
			441,146

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Poland | 0.7%
Poland Government Bonds, 2.500%, 07/25/27	PLN	650	$179,343

Qatar | 2.0%
State of Qatar:
3.400%, 04/16/25	USD	250	272,500
5.103%, 04/23/48	USD	200	271,937
			544,437
Romania | 2.6%
Romanian Government Bonds:
4.250%, 06/28/23	RON	710	168,273
4.375%, 08/22/23	USD	48	51,060
4.750%, 02/24/25	RON	600	145,127
4.850%, 04/22/26	RON	320	78,386
5.800%, 07/26/27	RON	880	228,739
5.125%, 06/15/48	USD	34	40,162
			711,747
Russia | 4.8%
Russia Foreign Bonds, 4.750%, 05/27/26	USD	200	227,600
Russia Government Bonds - OFZ:
7.950%, 10/07/26	RUB	29,900	477,642
7.050%, 01/19/28	RUB	10,153	155,681
8.500%, 09/17/31	RUB	27,760	471,370
			1,332,293
Senegal | 0.7%
Republic of Senegal, 6.250%, 05/23/33	USD	200	203,562

South Africa | 5.8%
Republic of South Africa:
4.665%, 01/17/24	USD	75	76,477
10.500%, 12/21/26	ZAR	7,840	515,577
8.000%, 01/31/30	ZAR	4,820	256,032
5.875%, 06/22/30	USD	105	106,444

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

8.250%, 03/31/32	ZAR	5,620	$281,920
8.500%, 01/31/37	ZAR	2,050	95,310
8.750%, 02/28/48	ZAR	2,525	114,456
6.300%, 06/22/48	USD	150	141,516
			1,587,732
Sri Lanka | 0.8%
Republic of Sri Lanka:
5.750%, 01/18/22	USD	60	46,950
5.875%, 07/25/22	USD	45	34,312
6.850%, 11/03/25	USD	80	53,000
6.200%, 05/11/27	USD	50	32,125
7.850%, 03/14/29	USD	20	13,000
7.550%, 03/28/30	USD	45	28,913
			208,300
Thailand | 3.1%
Thailand Government Bonds:
3.650%, 06/20/31	THB	8,480	334,379
3.775%, 06/25/32	THB	6,260	251,720
3.400%, 06/17/36	THB	4,780	191,604
3.300%, 06/17/38	THB	2,190	87,693
			865,396
Turkey | 1.3%
Republic of Turkey:
5.750%, 03/22/24	USD	60	59,625
7.375%, 02/05/25	USD	95	100,047
4.250%, 03/13/25	USD	200	186,375
			346,047
Ukraine | 1.6%
Government of Ukraine, 15.840%, 02/26/25	UAH	2,290	97,725
Ukraine Government Bonds:
15.840%, 02/26/25	UAH	800	34,140
9.750%, 11/01/28	USD	260	297,050
			428,915

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

United Arab Emirates | 1.3%
Emirate of Dubai Government International Bonds, 5.250%, 01/30/43	USD	310	$345,456

Uruguay | 1.3%
Republica Orient Uruguay:
4.375%, 10/27/27	USD	60	68,663
4.375%, 01/23/31	USD	100	116,812
4.975%, 04/20/55	USD	130	166,116
			351,591
Venezuela | 0.2%
Republic of Venezuela:
8.250%, 10/13/24 («)	USD	1,038	62,280
7.000%, 03/31/38 («)	USD	58	3,480
			65,760
Total Foreign Government Obligations (Cost $24,504,317)			24,093,030

Quasi Government Bonds | 1.6%

Mexico | 0.2%
Petroleos Mexicanos, 6.750%, 09/21/47	USD	100	76,775

Turkey | 0.4%
Export Credit Bank of Turkey, 5.375%, 02/08/21	USD	105	105,525

Ukraine | 0.9%
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/25	USD	250	252,500

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Venezuela | 0.1%
Petroleos de Venezuela SA:
12.750%, 02/17/22 («)	USD	273	$8,190
6.000%, 11/15/26 («)	USD	124	3,596
5.500%, 04/12/37 («)	USD	100	3,000
			14,786
Total Quasi Government Bonds (Cost $666,867)			449,586

Supranational Bonds | 0.1%
International Finance Corp., 8.000%, 10/09/23 (Cost $14,385)	IDR	200,000	14,417

		Fair
Description	Shares	Value

Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $534,132)	534,132	534,132

Total Investments | 97.4% (Cost $27,332,134) (»)		$26,786,906

Cash and Other Assets in Excess of Liabilities | 2.6%		714,578

Net Assets | 100.0%		$27,501,484

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at June 30, 2020:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

BRL	798,859	USD	145,884	BOA	07/02/20	$1,017	$—
BRL	968,519	USD	168,268	BOA	07/02/20	9,830	—
BRL	798,859	USD	152,437	BOA	08/04/20	—	5,778
BRL	389,055	USD	71,047	BRC	07/02/20	495	—
BRL	968,519	USD	167,947	BRC	07/02/20	10,151	—
BRL	389,055	USD	75,227	BRC	08/04/20	—	3,802
BRL	601,054	USD	119,399	BRC	08/04/20	—	9,054
BRL	1,071,600	USD	195,690	CIT	07/02/20	1,364	—
BRL	681,551	USD	118,410	SCB	07/02/20	6,919	—
BRL	943,976	USD	164,603	SCB	07/02/20	8,982	—
BRL	1,255,351	USD	229,246	SCB	07/02/20	1,598	—
BRL	405,182	USD	80,601	SCB	08/04/20	—	6,216
BRL	1,255,351	USD	236,700	SCB	08/04/20	—	6,236
BRL	217,360	USD	39,693	UBS	07/02/20	277	—
BRL	798,859	USD	145,884	UBS	07/02/20	1,017	—
BRL	968,519	USD	168,239	UBS	07/02/20	9,860	—
BRL	798,859	USD	150,495	UBS	08/04/20	—	3,837
CLP	63,048,000	USD	80,000	BOA	07/20/20	—	3,213
CLP	17,843,114	USD	21,934	UBS	07/20/20	—	202
CNH	5,106	USD	720	SCB	07/20/20	1	—
CNH	5,106	USD	720	UBS	07/20/20	1	—
COP	46,604,248	USD	12,889	UBS	07/21/20	—	507
CZK	3,633,237	USD	154,436	BOA	07/20/20	—	1,270
CZK	6,085,671	USD	259,677	BOA	07/20/20	—	3,125
CZK	3,633,237	USD	154,465	BRC	07/20/20	—	1,299
HUF	24,102,971	USD	74,246	BOA	07/14/20	2,216	—
HUF	30,358,782	USD	93,887	BOA	07/14/20	2,421	—
HUF	25,697,885	USD	81,163	BOA	09/25/20	335	—
HUF	14,991,991	USD	46,350	BRC	07/14/20	1,210	—
HUF	25,697,885	USD	81,155	SCB	09/25/20	342	—
HUF	18,057,973	USD	56,968	UBS	09/25/20	301	—
IDR	1,326,610,690	USD	77,853	BRC	07/07/20	14,961	—
IDR	5,661,731,557	USD	375,945	JPM	08/26/20	17,972	—
IDR	2,255,665,874	USD	158,197	UBS	07/07/20	—	383
INR	7,448,166	USD	97,266	BRC	09/08/20	742	—
INR	5,158,930	USD	67,358	CIT	09/08/20	527	—
INR	14,959,937	USD	195,376	JPM	09/08/20	1,478	—

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

MXN	3,892,476	USD	178,975	BRC	07/20/20	$—	$10,026
MXN	6,594,975	USD	291,259	BRC	07/20/20	—	5,011
MXN	4,237,950	USD	188,771	UBS	07/20/20	—	4,827
MYR	129,900	USD	30,000	SCB	07/24/20	287	—
MYR	170,608	USD	40,000	SCB	07/24/20	—	221
MYR	248,016	USD	57,961	SCB	07/24/20	—	134
MYR	298,760	USD	70,000	SCB	07/24/20	—	342
MYR	324,429	USD	74,325	SCB	07/24/20	1,318	—
MYR	734,213	USD	170,000	SCB	07/24/20	1,187	—
PEN	125,693	USD	36,459	CIT	08/21/20	—	1,001
PEN	607,076	USD	172,749	CIT	08/21/20	—	1,491
PLN	711,232	USD	178,930	BRC	09/17/20	885	—
PLN	774,762	USD	194,702	BRC	09/17/20	1,174	—
PLN	115,557	USD	29,097	CIT	09/17/20	118	—
PLN	1,009,773	USD	253,950	CIT	09/17/20	1,342	—
PLN	47,936	USD	12,084	HSB	09/17/20	35	—
PLN	1,009,773	USD	253,896	HSB	09/17/20	1,396	—
PLN	825,112	USD	210,000	UBS	07/20/20	—	1,432
PLN	29,102	USD	7,331	UBS	09/17/20	27	—
RON	152,689	USD	35,268	UBS	07/20/20	161	—
RUB	3,396,507	USD	47,868	BRC	07/08/20	—	171
RUB	11,232,608	USD	160,279	CIT	09/08/20	—	3,654
RUB	5,829,285	USD	82,132	JPM	07/08/20	—	270
RUB	3,819,087	USD	54,410	SCB	09/08/20	—	1,158
RUB	16,029,624	USD	222,003	UBS	07/08/20	3,104	—
RUB	7,413,521	USD	105,697	UBS	09/08/20	—	2,324
THB	318,125	USD	10,000	SCB	08/21/20	292	—
THB	19,027,165	USD	597,822	UBS	08/21/20	17,729	—
TRY	1,158,018	USD	168,238	BRC	07/06/20	591	—
TRY	175,357	USD	24,177	BRC	07/20/20	1,303	—
TRY	301,693	USD	41,555	BRC	07/20/20	2,282	—
TRY	321,157	USD	44,254	BRC	07/20/20	2,411	—
TRY	243,783	USD	35,167	BRC	07/30/20	167	—
TRY	1,706,754	USD	246,192	BRC	07/30/20	1,185	—
USD	152,600	BRL	798,859	BOA	07/02/20	5,699	—
USD	176,866	BRL	968,519	BOA	07/02/20	—	1,233
USD	75,311	BRL	389,055	BRC	07/02/20	3,768	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

Lazard Emerging Markets Debt Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	176,866	BRL	968,519	BRC	07/02/20	$—	$1,233
USD	28,519	BRL	156,911	BRC	08/04/20	—	288
USD	200,000	BRL	1,071,600	CIT	07/02/20	2,946	—
USD	31,481	BRL	173,146	JPM	08/04/20	—	306
USD	124,461	BRL	681,551	SCB	07/02/20	—	867
USD	172,384	BRL	943,976	SCB	07/02/20	—	1,201
USD	236,948	BRL	1,255,351	SCB	07/02/20	6,104	—
USD	40,000	BRL	217,360	UBS	07/02/20	30	—
USD	150,657	BRL	798,859	UBS	07/02/20	3,757	—
USD	176,866	BRL	968,519	UBS	07/02/20	—	1,233
USD	30,000	CLP	24,615,000	BRC	07/20/20	21	—
USD	43,753	CLP	33,660,431	UBS	07/20/20	2,758	—
USD	10,000	CNH	70,777	BRC	07/20/20	—	1
USD	63,665	CNH	450,177	SCB	07/20/20	56	—
USD	20,000	COP	75,240,000	BRC	07/21/20	11	—
USD	120,000	CZK	2,850,574	BRC	07/20/20	—	171
USD	81,207	HUF	25,697,885	BOA	07/14/20	—	316
USD	81,194	HUF	25,697,885	SCB	07/14/20	—	328
USD	56,997	HUF	18,057,973	UBS	07/14/20	—	289
USD	88,252	IDR	1,274,888,282	BRC	07/07/20	—	943
USD	50,000	IDR	730,400,000	BRC	08/26/20	—	818
USD	148,250	IDR	2,132,276,440	JPM	08/26/20	—	104
USD	152,772	IDR	2,197,777,711	JPM	08/26/20	—	139
USD	70,000	IDR	1,032,500,000	SCB	07/07/20	—	2,237
USD	88,240	IDR	1,274,888,282	SCB	07/07/20	—	956
USD	156,550	IDR	2,255,665,874	UBS	08/26/20	—	389
USD	80,000	INR	6,160,800	CIT	09/08/20	—	1,068
USD	10,000	INR	760,400	JPM	09/08/20	—	6
USD	140,000	MXN	3,177,619	SCB	07/20/20	2,079	—
USD	526,802	MYR	2,282,449	SCB	07/24/20	—	5,368
USD	71,602	PEN	253,149	BOA	08/21/20	188	—
USD	17,027	PEN	60,216	BRC	08/21/20	40	—
USD	30,000	PEN	103,905	BRC	08/21/20	688	—
USD	236,685	PEN	809,462	BRC	08/21/20	8,333	—
USD	67,477	PEN	230,757	CIT	08/21/20	2,379	—
USD	92,083	PEN	325,374	CIT	08/21/20	294	—
USD	236,699	PEN	809,462	SCB	08/21/20	8,347	—

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	10,000	PEN	35,400	UBS	08/21/20	$14	—
USD	40,798	PHP	2,074,576	BOA	07/13/20	—	818
USD	30,000	PLN	118,644	SCB	09/17/20	4	—
USD	131,899	RON	576,663	BOA	07/20/20	—	1,909
USD	131,974	RON	576,663	BRC	07/20/20	—	1,834
USD	40,000	RUB	2,790,200	BRC	07/08/20	817	—
USD	161,411	RUB	11,232,608	CIT	07/08/20	3,670	—
USD	54,793	RUB	3,819,087	SCB	07/08/20	1,161	—
USD	106,438	RUB	7,413,521	UBS	07/08/20	2,329	—
USD	113,638	THB	3,615,989	HSB	08/21/20	—	3,344
USD	140,000	THB	4,318,790	SCB	08/21/20	282	—
USD	170,000	TRY	1,158,018	BRC	07/06/20	1,171	—
USD	35,275	TRY	243,783	BRC	07/20/20	—	148
USD	80,000	TRY	554,424	UBS	07/20/20	—	560
USD	89,893	UYU	4,330,130	JPM	09/14/20	—	11,269
USD	22,278	ZAR	371,045	BOA	07/20/20	938	—
USD	22,294	ZAR	371,045	BRC	07/20/20	954	—
USD	284,709	ZAR	4,913,359	HSB	07/20/20	2,123	—
UYU	4,330,130	USD	102,729	HSB	09/14/20	—	1,567
ZAR	511,521	USD	30,000	BRC	07/20/20	—	580
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$191,972	$118,507

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

Lazard Emerging Markets Debt Portfolio (concluded)

Interest Rate Swap Agreements open at June 30, 2020:

				Receive/	Payment
		Notional	Expiration	(Pay)	Frequency	Variable	Unrealized
Currency	Counterparty	Amount	Date	Rate	Paid/Received	Rate	Appreciation

BRL	BRC	$1,617,661	01/02/23	6.58%	Maturity	1 month Brazilian Interbank Deposit Average	$10,739

Centrally Cleared Interest Rate Swap Agreements open at June 30, 2020:

			Receive/	Payment
	Notional	Expiration	(Pay)	Frequency	Variable	Unrealized
Currency	Amount	Date	Rate	Paid/Received	Rate	Appreciation

BRL	$2,303,558	01/02/23	6.14%	Maturity	1 month Brazilian Interbank Deposit Average	$21,497

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio

Corporate Bonds | 36.2%

Australia | 1.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	130	$95,340

Canada | 2.2%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	132	99,687
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	115	92,521
			192,208
France | 1.3%
Schneider Electric SE, 2.950%, 09/27/22	USD	105	110,189

Germany | 2.4%
BMW Finance NV, 0.875%, 08/16/22	GBP	60	73,980
Daimler AG, 0.107% (Euribor 3 Month + 0.450%), 07/03/24 (§)	EUR	100	107,674
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	25	25,030
			206,684
Switzerland | 0.7%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	55	58,277

United Kingdom | 1.3%
Unilever Capital Corp., 3.250%, 03/07/24	USD	100	108,838

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

United States | 27.2%
Adobe, Inc., 2.300%, 02/01/30	USD	85	$91,777
Amazon.com, Inc., 3.150%, 08/22/27	USD	80	91,542
American Express Co., 3.000%, 10/30/24	USD	95	102,841
Apple, Inc., 3.850%, 05/04/43	USD	115	142,630
Bank of America Corp.:
3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	95	97,257
1.486% (SOFRRATE + 1.460%), 05/19/24 (§)	USD	25	25,398
Citigroup, Inc., 1.649% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	165	114,566
Constellation Brands, Inc., 4.250%, 05/01/23	USD	65	71,373
DaVita, Inc., 5.125%, 07/15/24	USD	45	45,788
Dell International LLC, 7.125%, 06/15/24	USD	13	13,467
HCA, Inc., 5.000%, 03/15/24	USD	45	50,043
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	105	80,889
Johnson & Johnson, 3.625%, 03/03/37	USD	70	83,244
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	80	85,002
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	40	45,316
McDonald’s Corp., 3.125%, 03/04/25	CAD	120	94,739
Microsoft Corp., 2.525%, 06/01/50	USD	120	124,165

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Morgan Stanley, 3.625%, 01/20/27	USD	75	$84,664
PepsiCo, Inc., 2.875%, 10/15/49	USD	125	135,277
Pfizer, Inc., 2.625%, 04/01/30	USD	60	66,006
Sealed Air Corp., 4.875%, 12/01/22	USD	45	46,237
Service Corp. International, 4.625%, 12/15/27	USD	45	46,687
Starbucks Corp., 4.450%, 08/15/49	USD	115	138,911
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	95	101,750
The Home Depot, Inc., 5.875%, 12/16/36	USD	60	89,528
The Procter & Gamble Co., 2.450%, 03/25/25	USD	68	73,800
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	45	47,319
United Rentals North America, Inc., 4.875%, 01/15/28	USD	45	46,125
Verizon Communications, Inc., 3.875%, 02/08/29	USD	95	112,426
			2,348,767
Total Corporate Bonds (Cost $2,962,203)			3,120,303

Foreign Government Obligations | 37.7%

Australia | 1.6%
New South Wales Treasury Corp., 3.000%, 02/20/30	AUD	110	87,442
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	64	48,217
			135,659

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Bahamas | 1.2%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	$105,020

Bermuda | 2.4%
Government of Bermuda, 3.717%, 01/25/27	USD	200	212,250

Canada | 4.8%
City of Vancouver, 2.900%, 11/20/25	CAD	85	68,365
Province of British Columbia, 4.700%, 06/18/37	CAD	85	89,360
Province of Quebec:
1.650%, 03/03/22	CAD	200	150,352
2.500%, 04/20/26	USD	95	104,191
			412,268
Chile | 2.3%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	65,000	92,616
Republic of Chile, 0.830%, 07/02/31	EUR	100	109,998
			202,614
Colombia | 0.6%
Republic of Colombia, 9.850%, 06/28/27	COP	148,000	48,550

Czech Republic | 3.0%
Czech Republic:
0.270% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	2,010	84,041
2.000%, 10/13/33	CZK	3,630	173,338
			257,379

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

France | 2.3%
Government of France, 1.750%, 06/25/39	EUR	139	$198,739

Hungary | 4.1%
Hungary, 6.375%, 03/29/21	USD	80	83,300
Hungary Government Bonds:
2.500%, 10/24/24	HUF	26,530	88,924
2.750%, 12/22/26	HUF	24,540	83,766
3.000%, 10/27/27	HUF	29,180	100,860
			356,850
Italy | 0.8%
Italy Government International Bonds, 6.875%, 09/27/23	USD	60	69,352

Mexico | 0.6%
United Mexican States, 6.750%, 02/06/24	GBP	35	48,979

New Zealand | 2.1%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	225	178,209

Norway | 2.5%
Oslo Kommune:
2.300%, 03/14/24	NOK	1,000	109,476
2.350%, 09/04/24	NOK	1,000	110,293
			219,769
Peru | 1.0%
Peru Government Bonds, 6.150%, 08/12/32 (#)	PEN	270	86,880

Poland | 2.9%
Poland Government Bonds:
2.500%, 07/25/27	PLN	310	85,533
0.690% (WIBOR 6 Month), 05/25/28 (§)	PLN	670	164,089
			249,622

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Romania | 3.4%
Romanian Government Bonds:
4.000%, 10/27/21	RON	380	$89,158
4.750%, 02/24/25	RON	520	125,776
2.375%, 04/19/27	EUR	72	82,409
			297,343
Spain | 0.5%
Spain Government Bonds, 1.200%, 10/31/40	EUR	35	40,302

United Kingdom | 1.6%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	67	99,496
1.500%, 07/22/47	GBP	25	37,598
			137,094
Total Foreign Government Obligations (Cost $3,221,027)			3,256,879

Quasi Government Bonds | 1.6%

Canada | 1.6%
Export Development Canada, 1.800%, 09/01/22 (Cost $136,778)	CAD	185	139,865

Supranational Bonds | 11.8%
African Development Bank, 0.750%, 04/03/23	USD	115	116,371
Asian Development Bank:
1.000%, 12/15/22	GBP	80	101,042
2.125%, 03/19/25	USD	102	109,788
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	50	52,491
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	85	62,175

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,160,000	$82,146
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	70	45,940
2.500%, 08/03/23	CAD	200	155,840
1.900%, 01/16/25	CAD	65	50,442
2.900%, 11/26/25	AUD	60	45,908
International Finance Corp.:
2.700%, 03/15/23	AUD	125	91,180
2.125%, 04/07/26	USD	100	108,883

Total Supranational Bonds (Cost $1,002,216)			1,022,206

US Municipal Bonds | 1.6%

California | 1.6%
California State Build America Bonds, 7.500%, 04/01/34	USD	20	32,615
State of California,
4.500%, 04/01/33	USD	45	53,166
7.550%, 04/01/39	USD	30	53,421
			139,202
Total US Municipal Bonds (Cost $125,519)			139,202

US Treasury Securities | 7.0%
US Treasury Notes:
1.750%, 05/15/23	USD	310	323,962
2.125%, 05/15/25	USD	80	87,106
2.875%, 08/15/28	USD	161	190,647

Total US Treasury Securities (Cost $586,622)			601,715

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Shares	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Short-Term Investments | 6.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $566,593)	566,593	$566,593

Total Investments | 102.5% (Cost $8,600,958) (»)		$8,846,763

Liabilities in Excess of Cash and Other Assets | (2.5)%		(217,985)

Net Assets | 100.0%		$8,628,778

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at June 30, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

CHF	24,165	USD	25,497	HSB	09/23/20	$71	$—
CHF	86,443	USD	91,217	JPM	09/23/20	245	—
CLP	28,593,224	USD	33,427	CIT	07/20/20	1,397	—
CNH	1,180,775	USD	165,941	HSB	09/23/20	338	—
CZK	472,006	USD	18,728	JPM	07/22/20	1,170	—
CZK	776,015	USD	30,481	JPM	07/22/20	2,234	—
CZK	2,307,334	USD	98,154	JPM	07/22/20	—	883
EUR	71,274	USD	80,117	CIT	09/23/20	106	—
EUR	917,989	USD	1,031,682	HSB	09/23/20	1,568	—
EUR	14,997	USD	16,855	JPM	09/23/20	26	—
GBP	51,283	USD	64,634	JPM	09/23/20	—	1,058
JPY	44,497,629	USD	415,567	CIT	09/23/20	—	2,991
JPY	85,119,655	USD	794,998	HSB	09/23/20	—	5,780
JPY	11,594,747	USD	108,288	JPM	09/23/20	—	783
KRW	118,308,720	USD	96,545	JPM	09/03/20	1,849	—
MXN	535,448	USD	23,740	JPM	09/23/20	—	696
PHP	1,075,158	USD	21,200	HSB	07/20/20	361	—
PHP	5,878,476	USD	115,400	HSB	07/20/20	2,485	—
PLN	42,779	USD	10,743	JPM	09/23/20	73	—
RON	57,356	USD	12,779	HSB	07/22/20	528	—
RUB	1,118,958	USD	15,879	JPM	09/23/20	—	300
SEK	250,376	USD	26,768	JPM	09/23/20	129	—
SGD	138,385	USD	99,341	JPM	09/23/20	—	16
THB	885,374	USD	28,465	HSB	09/23/20	176	—
USD	66,515	AUD	96,649	CIT	09/23/20	—	200
USD	86,348	AUD	125,455	HSB	09/23/20	—	251
USD	224,314	AUD	325,906	JPM	09/23/20	—	654
USD	149,776	CAD	202,899	CIT	09/23/20	297	—
USD	302,437	CAD	409,656	HSB	09/23/20	637	—
USD	32,027	CAD	43,428	JPM	09/23/20	33	—
USD	298,446	CAD	404,358	JPM	09/23/20	550	—
USD	10,871	CAD	14,746	MSC	09/23/20	8	—
USD	46,048	CAD	62,375	MSC	09/23/20	95	—
USD	111,243	CLP	94,322,522	CIT	07/20/20	—	3,634
USD	51,330	COP	194,179,641	CIT	09/16/20	—	17

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	14,300	CZK	366,631	JPM	07/22/20	$—	$1,156
USD	45,900	CZK	1,087,325	JPM	07/22/20	61	—
USD	88,138	CZK	2,199,566	JPM	07/22/20	—	4,590
USD	114,641	CZK	2,889,306	JPM	07/22/20	—	7,164
USD	148,691	EUR	132,409	MSC	09/23/20	—	342
USD	17,257	GBP	13,693	JPM	09/23/20	283	—
USD	277,434	HUF	85,072,356	JPM	07/22/20	7,576	—
USD	193,216	NOK	2,006,974	JPM	07/22/20	—	15,311
USD	75,014	NZD	116,322	CIT	09/23/20	—	43
USD	70,409	NZD	109,222	HSB	09/23/20	—	66
USD	70,221	NZD	108,900	JPM	09/23/20	—	47
USD	8,800	PEN	29,999	JPM	07/20/20	332	—
USD	76,107	PEN	260,705	JPM	07/20/20	2,518	—
USD	91,427	PHP	4,708,026	HSB	07/20/20	—	2,986
USD	121,350	PLN	482,469	HSB	09/23/20	—	631
USD	13,500	RON	60,820	HSB	07/22/20	—	611
USD	58,083	RON	262,558	HSB	07/22/20	—	2,833
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$25,146	$53,043

The accompanying notes are an integral part of these financial statements.

40  Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio

Corporate Bonds | 93.7%

Aerospace & Defense | 0.7%
The Boeing Co., 4.875%, 05/01/25	$1,500	$1,633,279
Triumph Group, Inc., 6.250%, 09/15/24 (#)	500	425,000
		2,058,279
Airlines | 0.4%
Continental Airlines Pass Through Trust, 4.150%, 04/11/24	1,311	1,228,332
Auto Components | 2.5%
Dana, Inc., 5.500%, 12/15/24	1,800	1,813,500
Delphi Technologies PLC, 5.000%, 10/01/25 (#)	1,925	2,064,562
Tenneco, Inc., 5.000%, 07/15/26	2,100	1,363,698
The Goodyear Tire & Rubber Co.:
5.125%, 11/15/23	1,550	1,488,000
5.000%, 05/31/26	250	232,875
		6,962,635
Automobiles | 1.0%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	2,000	2,066,400
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	785,000
		2,851,400
Building Products | 0.6%
Griffon Corp., 5.750%, 03/01/28	1,750	1,728,125

Capital Markets | 1.1%
Icahn Enterprises LP, 6.250%, 05/15/26	1,500	1,502,070

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

MPT Operating Partnership LP, 6.375%, 03/01/24	$1,560	$1,606,800
		3,108,870
Chemicals | 3.1%
CF Industries, Inc., 3.450%, 06/01/23	1,725	1,755,170
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	925,809
NOVA Chemicals Corp., 5.250%, 08/01/23 (#)	1,550	1,495,750
Valvoline, Inc., 4.375%, 08/15/25	1,500	1,507,500
WR Grace & Co-Conn:
5.125%, 10/01/21 (#)	1,700	1,790,100
4.875%, 06/15/27 (#)	1,000	1,013,030
		8,487,359
Commercial Services & Supplies | 4.1%
ACCO Brands Corp., 5.250%, 12/15/24 (#)	1,800	1,822,500
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	1,970,000
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,952,934
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	2,055,000
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,773,000
The ADT Security Corp.:
6.250%, 10/15/21	1,400	1,442,000
4.125%, 06/15/23	500	501,250
		11,516,684
Communications Equipment | 0.6%
CommScope, Inc., 5.000%, 06/15/21 (#)	115	115,000
Plantronics, Inc., 5.500%, 05/31/23 (#)	1,750	1,524,688
		1,639,688

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Construction Materials | 1.3%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	$1,760	$1,795,200
Standard Industries, Inc., 5.375%, 11/15/24 (#)	1,750	1,798,125
		3,593,325
Containers & Packaging | 3.6%
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,187,340
Ball Corp., 4.000%, 11/15/23	2,100	2,173,500
Crown Americas LLC:
4.500%, 01/15/23	1,550	1,581,000
4.250%, 09/30/26	500	512,500
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,587,520
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (#)	339	339,000
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,746,750
Silgan Holdings, Inc., 4.125%, 02/01/28 (#)	100	99,125
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	869,775
		10,096,510
Diversified Consumer Services | 1.4%
Service Corp. International, 4.625%, 12/15/27	2,000	2,075,000
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (#)	1,800	1,824,750
		3,899,750
Diversified Financial Services | 1.5%
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	1,700	1,632,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Level 3 Financing, Inc.:
5.125%, 05/01/23	$1,550	$1,550,000
4.250%, 07/01/28 (#)	1,000	998,680
		4,180,680
Diversified Telecommunication Services | 2.8%
CenturyLink, Inc., 4.000%, 02/15/27 (#)	1,100	1,064,723
Connect Finco Sarl, 6.750%, 10/01/26 (#)	1,500	1,417,500
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,162,512
SBA Communications Corp., 4.875%, 09/01/24	2,000	2,050,180
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	1,000	949,060
		7,643,975
Electrical Equipment | 0.4%
Sensata Tech, Inc., 4.375%, 02/15/30	1,100	1,089,000
Energy Equipment & Services | 0.2%
Precision Drilling Corp., 5.250%, 11/15/24	1,000	668,010
Entertainment | 1.3%
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (#)	1,550	1,395,000
Netflix, Inc.:
5.375%, 02/01/21	1,550	1,584,875
4.375%, 11/15/26	500	520,085
		3,499,960
Equity Real Estate Investment Trusts (REITs) | 4.0%
Equinix, Inc., 5.375%, 05/15/27	2,200	2,400,200
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,000	1,935,000

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Iron Mountain, Inc., 4.875%, 09/15/29 (#)	$500	$486,250
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,787,562
RHP Hotel Properties LP, 5.000%, 04/15/23	1,525	1,440,896
Uniti Group LP, 6.000%, 04/15/23 (#)	1,700	1,657,500
VICI Properties LP, 4.250%, 12/01/26 (#)	1,500	1,439,385
		11,146,793
Food & Staples Retailing | 1.7%
Albertsons Cos, Inc., 6.625%, 06/15/24	1,750	1,793,750
Ingles Markets, Inc., 5.750%, 06/15/23	1,168	1,173,840
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,786,950
		4,754,540
Food Products | 2.5%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,511,250
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,000	2,075,000
Post Holdings, Inc., 5.000%, 08/15/26 (#)	1,800	1,806,750
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,500,000
		6,893,000
Gas Utilities | 1.2%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,607,660
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,782,000
		3,389,660

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Health Care Equipment & Supplies | 1.4%
Hill-Rom Holdings, Inc., 4.375%, 09/15/27 (#)	$1,800	$1,842,750
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	2,075,000
		3,917,750
Health Care Providers & Services | 5.1%
Centene Corp.:
4.750%, 01/15/25	500	511,835
3.375%, 02/15/30	1,500	1,514,565
DaVita, Inc.:
5.125%, 07/15/24	2,000	2,035,000
4.625%, 06/01/30 (#)	2,000	1,989,000
Encompass Health Corp., 5.125%, 03/15/23	1,551	1,558,755
HCA, Inc., 3.500%, 09/01/30	2,000	1,925,878
LifePoint Health, Inc., 4.375%, 02/15/27 (#)	1,250	1,181,250
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,734,000
Tenet Healthcare Corp.:
4.625%, 07/15/24	750	734,947
4.875%, 01/01/26 (#)	1,000	979,460
		14,164,690
Hotels, Restaurants & Leisure | 8.6%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	2,037,357
Boyd Gaming Corp.:
6.375%, 04/01/26	750	712,500
4.750%, 12/01/27 (#)	850	729,453
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,868,000
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,387,250

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Cinemark USA, Inc., 4.875%, 06/01/23	$1,550	$1,309,750
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,436,250
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,165,812
Hilton Worldwide Finance LLC, 4.625%, 04/01/25	2,015	1,970,086
International Game Technology PLC, 6.250%, 02/15/22 (#)	1,450	1,463,594
KFC Holding Co., 5.250%, 06/01/26 (#)	2,400	2,460,000
MGM Resorts International, 4.625%, 09/01/26	800	728,000
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,615,705
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,653,456
Station Casinos LLC, 5.000%, 10/01/25 (#)	1,700	1,496,000
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	1,830,000
		23,863,213
Household Durables | 0.6%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,767,500

Household Products | 1.7%
Energizer Holdings, Inc.:
5.500%, 06/15/25 (#)	1,750	1,778,368
4.750%, 06/15/28 (#)	1,200	1,177,164
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,847,286
		4,802,818

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Independent Power & Renewable Electricity Producers | 1.8%
Calpine Corp., 4.500%, 02/15/28 (#)	$1,500	$1,470,000
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,829,327
The AES Corp., 5.125%, 09/01/27	1,700	1,764,039
		5,063,366
Interactive Media & Services | 0.5%
Twitter, Inc., 3.875%, 12/15/27 (#)	1,250	1,250,125

IT Services | 0.6%
VeriSign, Inc., 4.625%, 05/01/23	1,550	1,559,688

Machinery | 3.8%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,781,537
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	773,438
4.625%, 05/15/30 (#)	1,000	987,500
Meritor, Inc., 6.250%, 02/15/24	1,700	1,712,750
Mueller Water Products, Inc., 5.500%, 06/15/26 (#)	1,750	1,811,250
SPX FLOW, Inc., 5.625%, 08/15/24 (#)	1,750	1,789,375
Terex Corp., 5.625%, 02/01/25 (#)	1,790	1,628,900
		10,484,750
Media | 10.4%
AMC Networks, Inc., 4.750%, 12/15/22	1,000	997,500

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

CCO Holdings LLC:
5.125%, 05/01/27 (#)	$500	$517,300
4.750%, 03/01/30 (#)	1,500	1,534,785
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	1,920,000
CSC Holdings LLC:
5.500%, 05/15/26 (#)	1,000	1,026,370
7.500%, 04/01/28 (#)	1,690	1,844,212
Diamond Sports Group LLC, 5.375%, 08/15/26 (#)	1,500	1,087,260
Entercom Media Corp., 7.250%, 11/01/24 (#)	1,500	1,305,000
Lamar Media Corp., 5.750%, 02/01/26	1,726	1,780,576
Meredith Corp., 6.875%, 02/01/26	1,950	1,616,570
Nexstar Broadcasting, Inc., 5.625%, 07/15/27 (#)	1,500	1,500,090
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,070,000
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,592,500
Sirius XM Radio, Inc.:
5.375%, 04/15/25 (#)	400	410,800
5.000%, 08/01/27 (#)	1,750	1,795,185
TEGNA, Inc., 5.000%, 09/15/29 (#)	250	235,550
The EW Scripps Co., 5.125%, 05/15/25 (#)	1,800	1,714,878
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,883,760
Videotron, Ltd.:
5.000%, 07/15/22	1,558	1,610,115
5.125%, 04/15/27 (#)	500	518,815
Virgin Media Secured Finance PLC, 5.500%, 08/15/26 (#)	1,750	1,790,145
		28,751,411

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Metals & Mining | 4.1%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (#)	$1,800	$1,838,250
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,837,318
FMG Resources August 2006 Pty, Ltd., 4.500%, 09/15/27 (#)	1,750	1,750,647
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,235,750
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,432,500
Steel Dynamics, Inc.:
4.125%, 09/15/25	500	511,374
5.000%, 12/15/26	1,550	1,640,527
		11,246,366
Oil, Gas & Consumable Fuels | 6.6%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,410,000
Cheniere Energy Partners LP, 5.250%, 10/01/25	1,250	1,245,875
Energy Transfer Operating LP, 5.875%, 01/15/24	750	838,812
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	500	476,250
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,402,500
Newfield Exploration Co., 5.625%, 07/01/24	1,600	1,520,042
Parsley Energy LLC, 5.625%, 10/15/27 (#)	1,700	1,674,500
PBF Holding Co. LLC, 6.000%, 02/15/28 (#)	1,500	1,245,000
Range Resources Corp., 5.000%, 08/15/22	950	864,500
Southwestern Energy Co., 6.200%, 01/23/25	1,800	1,541,250
Sunoco LP, 5.500%, 02/15/26	1,700	1,649,000

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	$1,250	$1,081,250
Targa Resources Partners LP, 5.250%, 05/01/23	1,550	1,526,424
WPX Energy, Inc.:
6.000%, 01/15/22	900	904,500
5.750%, 06/01/26	1,000	970,000
5.250%, 10/15/27	100	93,419
		18,443,322
Professional Services | 1.1%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,500	1,608,475
Nielsen Finance LLC, 5.000%, 04/15/22 (#)	1,550	1,545,660
		3,154,135
Semiconductors & Semiconductor Equipment | 0.4%
Qorvo, Inc., 5.500%, 07/15/26	1,000	1,040,000

Software | 1.5%
j2 Cloud Services LLC, 6.000%, 07/15/25 (#)	1,550	1,577,125
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,560,000
Rackspace Hosting, Inc., 8.625%, 11/15/24 (#)	1,000	1,018,000
		4,155,125
Specialty Retail | 2.0%
Asbury Automotive Group, Inc., 4.500%, 03/01/28 (#)	987	957,390
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,662	1,651,646
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,795,500
QVC, Inc., 4.750%, 02/15/27	1,250	1,208,750
		5,613,286

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Technology Hardware, Storage & Peripherals | 2.5%
Dell International LLC, 7.125%, 06/15/24 (#)	$1,525	$1,579,805
NCR Corp., 5.750%, 09/01/27 (#)	1,000	1,000,000
Seagate HDD Cayman, 4.091%, 06/01/29 (#)	2,083	2,252,063
Western Digital Corp., 4.750%, 02/15/26	2,000	2,070,000
		6,901,868
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,741,250

Trading Companies & Distributors | 3.4%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,068,947
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,148,265
HD Supply, Inc., 5.375%, 10/15/26 (#)	2,000	2,042,500
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,503,225
United Rentals North America, Inc.:
5.500%, 05/15/27	1,000	1,030,000
3.875%, 11/15/27	1,100	1,097,250
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,601,600
		9,491,787
Wireless Telecommunication Services | 1.0%
Sprint Corp., 7.125%, 06/15/24	500	564,570
T-Mobile USA, Inc., 6.500%, 01/15/26	2,000	2,089,740
		2,654,310
Total Corporate Bonds (Cost $266,574,240)		260,503,335

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Corporate Income Portfolio (concluded)

Exchange-Traded Funds | 2.1%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $6,043,972)	317,604	$5,748,633

Short-Term Investments | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $9,419,855)	9,419,855	$9,419,855

Total Investments | 99.2% (Cost $282,038,067)		$275,671,823

Cash and Other Assets in Excess of Liabilities | 0.8%		2,192,108

Net Assets | 100.0%		$277,863,931

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio

Asset-Backed Securities | 7.4%

Automobiles | 6.1%
Mercedes-Benz Auto Lease Trust, 3.100%, 11/15/21	$2,350	$2,372,767
Nissan Auto Lease Trust, 2.270%, 07/15/22	2,550	2,587,442
World Omni Automobile Lease Securitization Trust:
2.830%, 07/15/21	238	238,638
3.190%, 12/15/21	1,125	1,141,427
		6,340,274
Specialty Retail | 1.3%
Daimler Trucks Retail Trust, 1.220%, 09/15/23	1,400	1,415,937

Total Asset-Backed Securities (Cost $7,662,885)		7,756,211

Corporate Bonds | 25.5%

Banks | 12.4%
Bank of America Corp.:
2.625%, 10/19/20	1,473	1,483,009
3.300%, 01/11/23	2,150	2,289,492
Citigroup, Inc., 2.650%, 10/26/20	3,626	3,651,304
JPMorgan Chase & Co., 4.625%, 05/10/21	1,760	1,823,983
Wells Fargo & Co., 2.600%, 07/22/20	3,675	3,679,484
		12,927,272
Biotechnology | 1.9%
AbbVie, Inc., 2.300%, 05/14/21	1,997	2,022,352

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Description	Principal Amount (000)		Fair Value

Lazard US Short Duration Fixed Income Portfolio (continued)

Capital Markets | 6.7%
Morgan Stanley:
5.500%, 07/28/21	$3,475		$3,659,279
2.750%, 05/19/22	200		207,937
The Goldman Sachs Group, Inc., 5.250%, 07/27/21	2,988		3,137,305
			7,004,521
Food & Staples Retailing | 1.5%
The Kroger Co., 3.300%, 01/15/21	1,584		1,604,317

Internet & Direct Marketing Retail | 1.3%
eBay, Inc., 3.250%, 10/15/20	1,329		1,331,033

Oil, Gas & Consumable Fuels | 1.7%
Enterprise Products Operating LLC, 5.200%, 09/01/20	1,821		1,834,784

Total Corporate Bonds (Cost $26,307,637)			26,724,279

US Government Securities | 1.0%

Mortgage-Backed Securities | 1.0%
Federal National Mortgage Association:
Pool# AE0315, 4.500%, 02/01/21	—	(‡‡)	86
Pool# FM1033, 4.500%, 01/01/27	934		995,830

Total US Government Securities (Cost $968,497)			995,916

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (concluded)

US Treasury Securities | 64.8%
U.S. Treasury Notes:
1.125%, 08/31/21	$20,260	$20,482,385
1.125%, 09/30/21	9,775	9,890,315
2.000%, 10/31/21	20,430	20,927,981
1.500%, 01/31/22	3,850	3,930,459
1.875%, 01/31/22	12,290	12,619,814

Total US Treasury Securities (Cost $67,042,235)		67,850,954

Description	Shares	Fair Value

Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $475,460)	475,460	475,460

Total Investments | 99.2% (Cost $102,456,714)		$103,802,820

Cash and Other Assets in Excess of Liabilities | 0.8%		823,458

Net Assets | 100.0%		$104,626,278

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2020 (unaudited)

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2020, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets

Emerging Markets Debt	5.5%
Global Fixed Income	1.7%
US Corporate Income	52.0%

(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at June 30, 2020 which may step up at a future date.
(«)	Issue in default.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2020.
(‡‡)	Amount is less than $1,000

Security Abbreviations:

BBSW	—	Bank Bill Swap Reference Rate
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
NTN- B	—	Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN- F	—	Brazil Sovereign “Nota do Tesouro Nacional” Series F
SOFRRATE	—	Secured Overnight Financing Rate
PRIBOR	—	Prague Interbank Offered Rate
WIBOR	—	Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	—	Australian Dollar	MXN	—	Mexican New Peso
BRL	—	Brazilian Real	MYR	—	Malaysian Ringgit
CAD	—	Canadian Dollar	NOK	—	Norwegian Krone
CHF	—	Swiss Franc	NZD	—	New Zealand Dollar
CLP	—	Chilean Peso	PEN	—	Peruvian Nuevo Sol
CNH	—	Chinese Yuan Renminbi	PHP	—	Philippine Peso
CNY	—	Chinese Yuan	PLN	—	Polish Zloty
COP	—	Colombian Peso	RON	—	New Romanian Leu
CZK	—	Czech Koruna	RUB	—	Russian Ruble
DOP	—	Dominican Republic Peso	SEK	—	Swedish Krona
EUR	—	Euro	SGD	—	Singapore Dollar
GBP	—	British Pound Sterling	THB	—	Thai Baht
HUF	—	Hungarian Forint	TRY	—	New Turkish Lira
IDR	—	Indonesian Rupiah	UAH	—	Ukrainian hryvnia
INR	—	Indian Rupee	USD	—	United States Dollar
JPY	—	Japanese Yen	UYU	—	Uruguayan Peso
KRW	—	South Korean Won	ZAR	—	South African Rand

Counterparty Abbreviations:

BOA	—	Bank of America NA	JPM	—	JPMorgan Chase Bank NA
BRC	—	Barclays Bank PLC	MSC	—	Morgan Stanley & Co.
CIT	—	Citibank NA	SCB	—	Standard Chartered Bank
HSB	—	HSBC Bank USA NA	UBS	—	UBS AG

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Industry†	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio

Corporate & Quasi Government Bonds
Automobiles	—%	2.7%
Banks	1.3	4.9
Beverages	—	2.4
Capital Markets	—	2.2
Consumer Finance	—	1.2
Containers & Packaging	—	0.5
Diversified Consumer Services	—	0.5
Diversified Financial Services	—	2.3
Diversified Telecommunication Services	—	2.4
Electrical Equipment	—	1.3
Health Care Providers & Services	—	1.4
Hotels, Restaurants & Leisure	—	2.7
Household Products	—	1.4
Internet & Direct Marketing Retail	—	1.1
Machinery	—	0.9
Metals & Mining	0.4	—
Oil, Gas & Consumable Fuels	5.9	—
Personal Products	—	1.3
Pharmaceuticals	—	1.7
Software	—	2.5
Specialty Retail	—	1.0
Technology Hardware, Storage & Peripherals	—	1.8
Thrifts & Mortgage Finance	0.2	—
Trading Companies & Distributors	—	0.5
Wireless Telecommunication Services	—	1.1
Subtotal	7.8	37.8
Foreign Government Obligations	87.6	37.7
Supranational Bonds	0.1	11.8
US Municipal Bonds	—	1.6
US Treasury Securities	—	7.0
Short-Term Investments	1.9	6.6
Total Investments	97.4%	102.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

[This page intentionally left blank]

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2020	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio
ASSETS
Investments in securities, at fair value	$26,786,906	$8,846,763
Cash	167,780	—
Cash collateral due from broker on options	100,544	—
Foreign currency, at fair value	259,011	87,339
Receivables for:
Dividends and interest	456,834	75,512
Capital stock sold	60	—
Investments sold	148,998	338
Amount due from Investment Manager (Note 3)	8,762	9,113
Gross unrealized appreciation on:
Forward currency contracts	191,972	25,146
Swap agreements	10,739	—
Prepaid expenses	3,632	5,479
Total assets	28,135,238	9,049,690

LIABILITIES
Payables for:
Management fees	—	—
Accrued professional services	44,996	34,146
Accrued custodian fees	52,914	9,667
Accrued distribution fees	91	12
Accrued directors’ fees	258	—
Investments purchased	401,136	323,395
Capital stock redeemed	5,234	110
Dividends	—	—
Payable for variation margin on centrally cleared swap	5,675	—
Gross unrealized depreciation on forward currency contracts	118,507	53,043
Other accrued expenses and payables	4,943	539
Total liabilities	633,754	420,912
Net assets	$27,501,484	$8,628,778

NET ASSETS
Paid in capital	$74,012,279	$8,286,398
Distributable earnings (Accumulated loss)	(46,510,795)	342,380
Net assets	$27,501,484	$8,628,778

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Lazard US
Lazard	Short Duration
US Corporate	Fixed Income
Income Portfolio	Portfolio

$275,671,823	$103,802,820
—	—
—	—
—	—

3,652,032	637,207
29,378	250,000
—	—
—	—

—	—
—	—
1,038	17,686
279,354,271	104,707,713

100,862	17,365
34,729	30,897
18,725	8,688
841	7
196	444
1,201,250	—
85,087	16,196
27,724	7,375
—	—

—	—
20,926	463
1,490,340	81,435
$277,863,931	$104,626,278

$293,524,433	$104,056,635
(15,660,502)	569,643
$277,863,931	$104,626,278

Semi-Annual Report   61

	Lazard		Lazard
	Emerging Markets		Global Fixed
June 30, 2020	Debt Portfolio		Income Portfolio
Institutional Shares
Net assets	$27,109,971		$8,568,390
Shares of capital stock outstanding*	3,672,224		924,756
Net asset value, offering and redemption price per share	$7.38		$9.27

Open Shares
Net assets	$390,405		$60,388
Shares of capital stock outstanding*	52,358		6,516
Net asset value, offering and redemption price per share	$7.46		$9.27

R6 Shares
Net assets	$1,108		—
Shares of capital stock outstanding*	140	†	—
Net asset value, offering and redemption price per share*	$7.93		—

Cost of investments in securities	$27,332,134		$8,600,958
Cost of foreign currency	$258,734		$86,834

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares values are rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Lazard US
Lazard	Short Duration
US Corporate	Fixed Income
Income Portfolio	Portfolio

$273,959,998	$104,597,059
58,507,574	10,527,626

$4.68	$9.94

$3,902,815	$29,219
829,571	2,939

$4.70	$9.94

$1,118	—
238	—

$4.70	—

$282,038,067	$102,456,714
—	—

Semi-Annual Report   63

The Lazard Funds, Inc. Statements of Operations (unaudited)

	Lazard	Lazard
	Emerging Markets	Global Fixed
For the Six Months Ended June 30, 2020	Debt Portfolio	Income Portfolio
Investment Income (Loss)
Income
Interest	$1,378,791	$91,333
Dividends	—	—
Total investment income*	1,378,791	91,333
Expenses
Management fees (Note 3)	207,681	18,895
Custodian fees	101,086	26,003
Professional services	34,096	24,836
Administration fees	12,370	7,876
Registration fees	22,663	21,035
Shareholders’ services	6,562	3,567
Directors’ fees and expenses	4,102	2,626
Shareholders’ reports	6,401	2,427
Distribution fees (Open Shares)	577	73
Other^	5,910	1,582
Total gross expenses	401,448	108,920
Management fees waived and expenses reimbursed	(136,752)	(82,348)
Total net expenses	264,696	26,572
Net investment income (loss)	1,114,095	64,761
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Forward Currency Contracts and Swap Agreements
Net realized gain (loss) on:
Investments**	(3,644,554)	84,807
Foreign currency transactions	(103,352)	16,701
Forward currency contracts	(417,032)	60,644
Swap agreements	(40,755)	—
Total net realized gain (loss) on investments, foreign currency transactions, forward currency contracts and swap agreements	(4,205,693)	162,152
Net change in unrealized appreciation (depreciation) on:
Investments†	(2,090,572)	120,945
Foreign currency translations	(19,382)	860
Forward currency contracts	(229,801)	(24,214)
Swap agreements	3,513	—
Total net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward currency contracts and swap agreements	(2,336,242)	97,591
Net realized and unrealized gain (loss) on investments, foreign currency transactions, forward currency contracts and swap agreements	(6,541,935)	259,743
Net increase (decrease) in net assets resulting from operations	$(5,427,840)	$324,504
* Net of foreign withholding taxes of	$41,060	$335
** Net of foreign capital gains taxes of	$58,360	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$41,033	$—
^ Includes interest on line of credit of	$1,531	$32

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

Lazard US
Lazard	Short Duration
US Corporate	Fixed Income
Income Portfolio	Portfolio

$6,829,068	$904,313
119,143	—
6,948,211	904,313

777,120	117,951
50,160	20,682
28,652	24,219
26,562	13,301
23,607	21,756
9,010	4,927
8,951	4,998
7,634	3,367
4,937	37
5,673	2,454
942,306	213,692
(159,597)	(24,731)
782,709	188,961
6,165,502	715,352

(1,372,812)	391,527
—	—
—	—
—	—

(1,372,812)	391,527

(13,644,582)	1,177,098
—	—
—	—
—	—

(13,644,582)	1,177,098

(15,017,394)	1,568,625

$(8,851,892)	$2,283,977
—	—
—	—

—	—
—	—

Semi-Annual Report   65

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,114,095	$7,816,357
Net realized gain (loss) on investments, foreign currency transactions, forward currency contracts and swap agreements	(4,205,693)	(1,235,720)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward currency contracts and swap agreements	(2,336,242)	19,422,686
Net increase (decrease) in net assets resulting from operations	(5,427,840)	26,003,323

Distributions to shareholders (Note 2(f))
Net investment income
Institutional Shares	(1,068,641)	(2,820,563)
Open Shares	(7,892)	(15,060)
R6 Shares	(20)	(1,054,209)
Return of capital
Institutional Shares	—	(2,828,484)
Open Shares	—	(15,103)
R6 Shares	—	(1,057,170)
Net decrease in net assets resulting from distributions	(1,076,553)	(7,790,589)

Capital stock transactions
Net proceeds from sales
Institutional Shares	5,665,530	5,519,820
Open Shares	134,615	25,565
R6 Shares	—	3,000,000
Net proceeds from reinvestment of distributions
Institutional Shares	955,132	5,597,352
Open Shares	7,030	27,508
R6 Shares	20	1,895,822
Cost of shares redeemed
Institutional Shares	(63,915,182)	(74,178,361)
Open Shares	(232,735)	(249,403)
R6 Shares	—	(112,096,412)
Net increase (decrease) in net assets from capital stock transactions	(57,385,590)	(170,458,109)
Total increase (decrease) in net assets	(63,889,983)	(152,245,375)
Net assets at beginning of period	91,391,467	243,636,842
Net assets at end of period	$27,501,484	$91,391,467

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

Lazard Global Fixed Income Portfolio		Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

$64,761	$129,365	$6,165,502	$13,384,169

162,152	(26,320)	(1,372,812)	(1,270,563)

97,591	311,848	(13,644,582)	25,490,941

324,504	414,893	(8,851,892)	37,604,547

(64,749)	(41,983)	(6,151,027)	(13,329,897)
(442)	(258)	(82,283)	(164,448)
—	—	(24)	(50)

—	(86,802)	—	—
—	(534)	—	—
—	—	—	—

(65,191)	(129,577)	(6,233,334)	(13,494,395)

3,971,952	1,731,974	17,313,091	43,405,036
5,915	28,292	282,895	793,277
—	—	—	—

64,749	128,783	6,004,560	12,992,902
442	792	64,026	123,455
—	—	24	50

(2,182,326)	(1,183,895)	(31,707,623)	(91,253,438)
(6,027)	(4,575)	(397,602)	(1,381,443)
—	—	—	—

1,854,705	701,371	(8,440,629)	(35,320,161)
2,114,018	986,687	(23,525,855)	(11,210,009)
6,514,760	5,528,073	301,389,786	312,599,795
$8,628,778	$6,514,760	$277,863,931	$301,389,786

Semi-Annual Report  67

	Lazard Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	11,283,061	19,428,100
Shares sold	801,787	708,856
Shares issued to shareholders from reinvestment of distributions	127,778	717,798
Shares redeemed	(8,540,402)	(9,571,693)
Net increase (decrease)	(7,610,837)	(8,145,039)
Shares outstanding at end of period	3,672,224	11,283,061

Open Shares
Shares outstanding at beginning of period	65,403	90,147
Shares sold	18,369	3,264
Shares issued to shareholders from reinvestment of distributions	951	3,493
Shares redeemed	(32,365)	(31,501)
Net increase (decrease)	(13,045)	(24,744)
Shares outstanding at end of period	52,358	65,403

R6 Shares
Shares outstanding at beginning of period	137	12,683,587
Shares sold	—	380,227
Shares issued to shareholders from reinvestment of distributions	3	228,635
Shares redeemed	—	(13,292,312)
Net increase (decrease)	3	(12,683,450)
Shares outstanding at end of period	140	137

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

Lazard Global Fixed Income Portfolio		Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

710,971	635,449	60,413,135	67,838,982
445,772	194,459	3,688,431	9,039,016

7,092	14,404	1,286,525	2,687,353
(239,079)	(133,341)	(6,880,517)	(19,152,216)
213,785	75,522	(1,905,561)	(7,425,847)
924,756	710,971	58,507,574	60,413,135

6,518	3,789	843,620	944,746
650	3,164	58,445	163,011

48	88	13,649	25,394
(700)	(523)	(86,143)	(289,531)
(2)	2,729	(14,049)	(101,126)
6,516	6,518	829,571	843,620

—	—	233	223
—	—	—	—

—	—	5	10
—	—	—	—
—	—	5	10
—	—	238	233

Semi-Annual Report   69

	Lazard US Short Duration Fixed Income Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase in Net Assets

Operations
Net investment income (loss)	$715,352	$2,236,971
Net realized gain (loss) on investments	391,527	357,354
Net change in unrealized appreciation (depreciation) on investments	1,177,098	397,651
Net increase (decrease) in net assets resulting from operations	2,283,977	2,991,976

Distributions to shareholders (Note 2(f))
Net investment Income
Institutional Shares	(715,796)	(2,093,618)
Open Shares	(187)	(356)
Return of capital
Institutional Shares	—	(144,024)
Open Shares	—	(25)
Net decrease in net assets resulting from distributions	(715,983)	(2,238,023)

Capital stock transactions
Net proceeds from sales
Institutional Shares	22,663,125	10,221,674
Open Shares	56,603	71
Net proceeds from reinvestment of distributions
Institutional Shares	669,742	2,113,226
Open Shares	178	381
Cost of shares redeemed
Institutional Shares	(16,399,199)	(33,268,726)
Open Shares	(43,378)	(21,871)
Net increase (decrease) in net assets from capital stock transactions	6,947,071	(20,955,245)
Total increase (decrease) in net assets	8,515,065	(20,201,292)
Net assets at beginning of period	96,111,213	116,312,505
Net assets at end of period	$104,626,278	$96,111,213

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

	Lazard US Short Duration Fixed Income Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	9,832,361	11,984,211
Shares sold	2,290,130	1,048,374
Shares issued to shareholders from reinvestment of distributions	67,731	216,771
Shares redeemed	(1,662,596)	(3,416,995)
Net increase (decrease)	695,265	(2,151,850)
Shares outstanding at end of period	10,527,626	9,832,361

Open Shares
Shares outstanding at beginning of period	1,587	3,789
Shares sold	5,724	7
Shares issued to shareholders from reinvestment of distributions	18	39
Shares redeemed	(4,390)	(2,248)
Net increase (decrease)	1,352	(2,202)
Shares outstanding at end of period	2,939	1,587

Semi-Annual Report   71

The Lazard Funds, Inc. Financial Highlights

LAZARD EMERGING MARKETS DEBT PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Institutional Shares
Net asset value, beginning of period	$8.05	$7.36	$8.43	$7.90	$7.71		$8.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.40	0.46	0.46	0.48	^	0.39
Net realized and unrealized gain (loss)	(0.69)	0.68	(1.07)	0.53	0.19		(1.13)
Total from investment operations	(0.54)	1.08	(0.61)	0.99	0.67		(0.74)
Less distributions from:
Net investment income	(0.13)	(0.19)	(0.22)	(0.43)	(0.19)		— (b)
Return of capital	—	(0.20)	(0.24)	(0.03)	(0.29)		(0.39)

Total distributions	(0.13)	(0.39)	(0.46)	(0.46)	(0.48)		(0.39)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$7.38	$8.05	$7.36	$8.43	$7.90		$7.71

Total Return (c)	–6.71%	15.03%	–7.45%	12.69%	8.64	%^	–8.55%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,110	$90,858	$143,015	$280,808	$240,833		$258,517
Ratios to average net assets (d):
Net expenses	0.95%	0.98%	0.93%	0.93%	0.96	%^	0.96%
Gross expenses	1.43%	1.08%	0.93%	0.93%	0.96%		0.96%
Net investment income (loss)	4.02%	5.15%	5.78%	5.52%	5.90	%^	4.69%
Portfolio turnover rate	71%	106%	97%	88%	118%		162%

The accompanying notes are an integral part of these financial statements.

72  Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$8.13	$7.43	$8.50	$7.98	$7.79	$8.91
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.39	0.47	0.44	0.46^	0.36
Net realized and unrealized gain (loss)	(0.68)	0.69	(1.10)	0.51	0.19	(1.11)
Total from investment operations	(0.55)	1.08	(0.63)	0.95	0.65	(0.75)
Less distributions from:
Net investment income	(0.12)	(0.19)	(0.20)	(0.40)	(0.18)	— (b)
Return of capital	—	(0.19)	(0.24)	(0.03)	(0.28)	(0.37)
Total distributions	(0.12)	(0.38)	(0.44)	(0.43)	(0.46)	(0.37)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$7.46	$8.13	$7.43	$8.50	$7.98	$7.79

Total Return (c)	–6.70%	14.85%	–7.59%	12.16%	8.27%^	–8.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$390	$532	$670	$6,520	$6,801	$6,910
Ratios to average net assets (d):
Net expenses	1.15%	1.18%	1.20%	1.22%	1.28%^	1.30%
Gross expenses	2.37%	2.91%	1.62%	1.36%	1.40%	1.75%
Net investment income (loss)	3.53%	4.91%	5.49%	5.21%	5.59%^	4.54%
Portfolio turnover rate	71%	106%	97%	88%	118%	162%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  73

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended			For the Period 7/28/16 to
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16*

R6 Shares
Net asset value, beginning of period	$8.64	$7.88	$8.88	$7.90	$8.34
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.43	0.48	0.45	0.20^
Net realized and unrealized gain (loss)	(0.71)	0.75	(1.12)	0.54	(0.44)
Total from investment operations	(0.57)	1.18	(0.64)	0.99	(0.24)
Less distributions from:
Net investment income	(0.14)	(0.20)	(0.11)	(0.01)	(0.08)
Return of capital	—	(0.22)	(0.25)	— (b)	(0.12)
Total distributions	(0.14)	(0.42)	(0.36)	(0.01)	(0.20)
Net asset value, end of period	$7.93	$8.64	$7.88	$8.88	$7.90

Total Return (c)	–6.55%	15.22%	–7.24%	12.61%	–2.93%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1	$99,952	$1	$1,145
Ratios to average net assets (d):
Net expenses	0.90%	0.93%	0.90%	0.90%	0.90%^
Gross expenses	225.59%	1.09%	0.94%	43.88%	2.21%
Net investment income (loss)	3.67%	5.18%	5.97%	5.71%	5.73%^
Portfolio turnover rate	71%	106%	97%	88%	118%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. For Institutional Shares, there was a 0.14% impact on the total return and the impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%. For Open and R6 Shares, there was no impact on the total return and the net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to the period custodian fees was offset against the period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
*	The inception date for the R6 Shares was July 28, 2016.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

74  Semi-Annual Report

LAZARD GLOBAL FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Institutional Shares
Net asset value, beginning of period	$9.08	$8.65	$9.04	$8.57	$8.74	$9.30
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.19	0.20	0.20	0.20	0.19
Net realized and unrealized gain (loss)	0.19	0.43	(0.38)	0.47	(0.17)	(0.56)
Total from investment operations	0.27	0.62	(0.18)	0.67	0.03	(0.37)
Less distributions from:
Net investment income	(0.08)	(0.06)	(0.10)	—	(0.12)	—
Return of capital	—	(0.13)	(0.11)	(0.20)	(0.08)	(0.19)
Total distributions	(0.08)	(0.19)	(0.21)	(0.20)	(0.20)	(0.19)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$9.27	$9.08	$8.65	$9.04	$8.57	$8.74

Total Return (c)	2.98%	7.25%	–2.06%	7.87%	0.22%	–4.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,568	$6,456	$5,495	$4,705	$4,266	$5,795
Ratios to average net assets (d):
Net expenses	0.70%	0.70%	0.70%	0.72%	0.75%	0.76%
Gross expenses	2.83%	3.51%	3.61%	4.39%	4.70%	4.26%
Net investment income (loss)	1.72%	2.14%	2.33%	2.23%	2.18%	2.08%
Portfolio turnover rate	38%	65%	60%	42%	47%	60%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   75

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Open Shares
Net asset value, beginning of period	$9.08	$8.65	$9.04	$8.57	$8.74	$9.30
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.17	0.18	0.17	0.17	0.16
Net realized and unrealized gain (loss)	0.19	0.43	(0.39)	0.47	(0.17)	(0.56)
Total from investment operations	0.26	0.60	(0.21)	0.64	— (b)	(0.40)
Less distributions from:
Net investment income	(0.07)	(0.06)	(0.08)	—	(0.10)	—
Return of capital	—	(0.11)	(0.10)	(0.17)	(0.07)	(0.16)
Total distributions	(0.07)	(0.17)	(0.18)	(0.17)	(0.17)	(0.16)
Net asset value, end of period	$9.27	$9.08	$8.65	$9.04	$8.57	$8.74

Total Return (c)	2.86%	6.98%	–2.31%	7.55%	–0.07%	–4.31%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60	$59	$33	$34	$34	$56
Ratios to average net assets (d):
Net expenses	0.95%	0.95%	0.98%	1.02%	1.05%	1.06%
Gross expenses	9.05%	27.52%	38.42%	42.88%	27.52%	27.72%
Net investment income (loss)	1.49%	1.88%	2.08%	1.95%	1.88%	1.80%
Portfolio turnover rate	38%	65%	60%	42%	47%	60%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Report

LAZARD US CORPORATE INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Institutional Shares
Net asset value, beginning of period	$4.92	$4.54	$4.89	$4.87	$4.64	$4.91
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.22	0.22	0.22	0.23	0.24
Net realized and unrealized gain (loss)	(0.24)	0.38	(0.35)	0.02	0.23	(0.27)
Total from investment operations	(0.14)	0.60	(0.13)	0.24	0.46	(0.03)
Less distributions from:
Net investment income	(0.10)	(0.22)	(0.22)	(0.22)	(0.23)	(0.24)
Return of capital	—	—	—	—	—	— (b)
Total distributions	(0.10)	(0.22)	(0.22)	(0.22)	(0.23)	(0.24)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$4.68	$4.92	$4.54	$4.89	$4.87	$4.64

Total Return (c)	–2.76%	13.34%	–2.73%	5.09%	10.09%	–0.71%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$273,960	$297,219	$308,285	$344,508	$302,997	$243,712
Ratios to average net assets (d):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.66%	0.67%	0.64%	0.67%	0.69%	0.69%
Net investment income (loss)	4.37%	4.47%	4.65%	4.57%	4.78%	4.94%
Portfolio turnover rate	12%	21%	16%	21%	14%	17%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   77

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Open Shares
Net asset value, beginning of period	$4.94	$4.57	$4.91	$4.89	$4.66	$4.93
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.20	0.21	0.21	0.21	0.23
Net realized and unrealized gain (loss)	(0.24)	0.37	(0.34)	0.02	0.24	(0.27)
Total from investment operations	(0.14)	0.57	(0.13)	0.23	0.45	(0.04)
Less distributions from:
Net investment income	(0.10)	(0.20)	(0.21)	(0.21)	(0.22)	(0.23)
Return of capital	—	—	—	—	—	— (b)
Total distributions	(0.10)	(0.20)	(0.21)	(0.21)	(0.22)	(0.23)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$4.70	$4.94	$4.57	$4.91	$4.89	$4.66

Total Return (c)	–2.86%	12.74%	–2.78%	4.77%	9.74%	–0.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,903	$4,170	$4,314	$5,708	$7,618	$1,968
Ratios to average net assets (d):
Net expenses	0.80%	0.83%	0.85%	0.85%	0.85%	0.85%
Gross expenses	0.99%	1.19%	1.11%	1.13%	1.18%	1.69%
Net investment income (loss)	4.12%	4.18%	4.34%	4.28%	4.44%	4.65%
Portfolio turnover rate	12%	21%	16%	21%	14%	17%

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended				For the Period 11/3/16 to
each period	6/30/20†	12/31/19	12/31/18		12/31/17	12/31/16*
R6 Shares
Net asset value, beginning of period	$4.94	$4.67	$4.89		$4.87	$4.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.23	0.23		0.22	0.04
Net realized and unrealized gain (loss)	(0.24)	0.26	(0.35)		0.02	0.03
Total from investment operations	(0.14)	0.49	(0.12)		0.24	0.07
Less distributions from:
Net investment income	(0.10)	(0.22)	(0.10)		(0.22)	(0.04)
Total distributions	(0.10)	(0.22)	(0.10)		(0.22)	(0.04)
Net asset value, end of period	$4.70	$4.94	$4.67		$4.89	$4.87

Total Return (c)	–2.75%	10.67%	–2.43	%(e)	5.09%	1.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1	$1		$1,783	$1,697
Ratios to average net assets (d):
Net expenses	0.55%	0.55%	0.55%		0.55%	0.55%
Gross expenses	203.27%	858.55%	4.62%		1.69%	1.73%
Net investment income (loss)	4.19%	4.55%	4.61%		4.58%	4.71%
Portfolio turnover rate	12%	21%	16%		21%	14%

†	Unaudited.
*	The inception date for the R6 Shares was November 3, 2016.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.
(e)	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.62% impact on the total return of the Portfolio’s R6 Shares.

The accompanying notes are an integral part of these financial statements.

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LAZARD US SHORT DURATION FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Institutional Shares
Net asset value, beginning of period	$9.77	$9.70	$9.79	$9.86	$9.89	$9.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.21	0.19	0.14	0.13	0.10
Net realized and unrealized gain (loss)	0.17	0.07	(0.09)	(0.07)	(0.03)	(0.09)
Total from investment operations	0.24	0.28	0.10	0.07	0.10	0.01
Less distributions from:
Net investment income	(0.07)	(0.20)	(0.17)	(0.11)	(0.09)	(0.06)
Return of capital	—	(0.01)	(0.02)	(0.03)	(0.04)	(0.05)
Total distributions	(0.07)	(0.21)	(0.19)	(0.14)	(0.13)	(0.11)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$9.94	$9.77	$9.70	$9.79	$9.86	$9.89

Total Return (c)	2.51%	2.93%	1.08%	0.72%	1.00%	0.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$104,597	$96,096	$116,276	$100,390	$103,175	$103,150
Ratios to average net assets (d):
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.45%	0.45%	0.43%	0.43%	0.50%	0.48%
Net investment income (loss)	1.52%	2.18%	2.00%	1.43%	1.30%	1.05%
Portfolio turnover rate	57%	175%	170%	108%	157%	57%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Open Shares
Net asset value, beginning of period	$9.78	$9.71	$9.79	$9.87	$9.90	$10.01
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.19	0.16	0.11	0.10	0.17
Net realized and unrealized gain (loss)	0.16	0.06	(0.08)	(0.08)	(0.03)	(0.09)
Total from investment operations	0.22	0.25	0.08	0.03	0.07	0.08
Less distributions from:
Net investment income	(0.06)	(0.17)	(0.14)	(0.09)	(0.07)	(0.14)
Return of capital	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.05)
Total distributions	(0.06)	(0.18)	(0.16)	(0.11)	(0.10)	(0.19)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$9.94	$9.78	$9.71	$9.79	$9.87	$9.90

Total Return (c)	2.28%	2.64%	0.88%	0.32%	0.70%	0.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29	$16	$37	$25	$44	$27
Ratios to average net assets (d):
Net expenses	0.65%	0.69%	0.70%	0.70%	0.70%	0.70%
Gross expenses	12.50%	51.53%	38.00%	33.88%	31.22%	42.51%
Net investment income (loss)	1.26%	1.91%	1.68%	1.13%	1.00%	1.68%
Portfolio turnover rate	57%	175%	170%	108%	157%	57%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2020 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2020, the Fund was comprised of thirty no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of Emerging Markets Debt, Global Fixed Income, US Corporate Income and US Short Duration Fixed Income Portfolios. The financial statements of the other twenty-six Portfolios are presented separately.

The Portfolios, other than Emerging Markets Debt Portfolio, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ Prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities. Swap agreements, such as credit default, interest rate and total return swap agreements, generally are valued by an independent pricing service. Forward currency contracts generally are valued using quotations from an independent pricing service. Invest-

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ments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading non-US in a particular country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

The Valuation Committee of the Investment Manager, which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to

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price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method and mortgage-backed securities using the level yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unre-

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alized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service. Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, a Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period ended June 30, 2020, the Emerging Markets Debt and Global Fixed Income Portfolios traded in forward currency contracts.

(d) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks,

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which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2020, the Emerging Markets Debt Portfolio traded in swap agreements.

(e) Federal Income Taxes—The Fund’s policy is to have each Portfolio qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2019, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Debt	$19,781,338	$17,527,559
US Corporate Income	3,297,379	4,414,322
US Short Duration Fixed Income	765,108	370,521

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2019, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreci-

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ation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Debt	$27,332,134	$1,259,892	$1,731,655	$(471,763)
Global Fixed Income	8,600,958	370,306	152,398	217,908
US Corporate Income	282,038,067	3,745,610	10,111,854	(6,366,244)
US Short Duration Fixed Income	102,456,714	1,346,779	673	1,346,106

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(f) Dividends and Distributions—The Emerging Markets Debt Portfolio intends to declare dividends from net investment income, if any, daily and to pay such dividends monthly. Dividends from net investment income, if any, on the other Portfolios will be declared and paid monthly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency and fixed-income transactions, distribution redesignations,

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certain fixed- income securities and expenses, derivatives, wash sales, return of capital distributions, currency straddles and paydown gain/loss. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. The Portfolios’ income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(h) Redemption Fee—Until August 15, 2016, the Portfolios, other than the US Short Duration Fixed Income Portfolio, imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(i) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(j) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trad-

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ing as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Debt	0.70%	(a)
Global Fixed Income	0.50
US Corporate Income	0.55
US Short Duration Fixed Income	0.25

(a)	From January 1, 2020 to June 15, 2020, the annual rate was 0.75%

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2021 (or such other date as indicated below), if the aggregate direct expenses of the Portfolio(s), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), including, for the purposes of the expense limitation agreement only, fees related to filing foreign tax reclaims and extraordinary expenses, exceed the applicable percentage(s) of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolios, may deduct from the payment to be made to the Investment

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Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

	Institutional	Open		R6
Portfolio	Shares	Shares		Shares

Emerging Markets Debt	0.85%	1.05%		0.80	%(a)
Global Fixed Income	0.70	0.95		N/A
US Corporate Income	0.55	0.80		0.55	(b)
US Short Duration Fixed Income	0.40	0.65	(b)	N/A

(a)	From January 1, 2020 to June 15, 2020, annual rates were 0.95%, 1.15% and 0.90%, respectively.
(b)	Agreement extends from May 1, 2021 to May 1, 2030.

In addition, until May 1, 2021, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

During the period ended June 30, 2020, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
	Management	Expenses	Management	Expenses
Portfolio	Fees Waived	Reimbursed	Fees Waived	Reimbursed

Emerging Markets Debt	$132,717	$—	$1,724	$1,086
Global Fixed Income	18,749	61,233	146	2,220
US Corporate Income	154,754	—	3,730	—
US Short Duration Fixed Income	22,981	—	37	1,713

	R6 Shares
	Management	Expenses
Portfolio	Fees Waived	Reimbursed

Emerging Markets Debt	$4	$1,221
US Corporate Income	$3	$1,110

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

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State Street provides the Fund with custody and certain fund administration and accounting services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, the Lazard US Short Duration Fixed Income Portfolio experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for distribution and servicing of accounts. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals for providing these services.

DST is the Fund’s transfer and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2020, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $237,000, (2) an additional annual fee of $33,700 to the lead Independent Director, and (3) an additional annual fee of $23,500 to the Audit Committee Chair. The Independent Directors

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may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees are allocated among the funds in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated based upon each active portfolio’s proportionate share of combined net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2020 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Debt	$35,496,343	$89,081,316
Global Fixed Income	3,866,214	1,781,604
US Corporate Income	31,844,455	31,095,662
US Short Duration Fixed Income	11,917,765	16,917,870

	US Government and Treasury Securities
Portfolio	Purchases	Sales

Global Fixed Income	$915,260	$957,853
US Short Duration Fixed Income	46,523,911	34,873,266

For the period ended June 30, 2020, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million Line of Credit Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Inter-

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est on borrowings is payable at the higher of the Federal Funds rate or One-Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2020, the following Portfolios had borrowings under the Agreement as follows:

				Weighted
	Average		Maximum	Average	Number of
	Daily Loan		Daily Loan	Interest	Days Borrowings
Portfolio	Balance	*	Outstanding	Rate	were Outstanding

Emerging Markets Debt	$32,415,000		$5,440,000	1.32%	10
Global Fixed Income	175,000		340,000	2.20	3

*  For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with LIBOR. A Portfolio’s outstanding balance on the line of credit, if any, would be categorized as Level 2.

7. Investment Risks

(a) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(b) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or

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worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager generally does not intend to actively hedge the Portfolios’ foreign currency exposure.

(d) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. During periods of reduced market liquidity, a Port-

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folio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of a Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk, and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher-rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by a Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although such securi-

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ties will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.“The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(e) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a US government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities.

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Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(f) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, writing or purchasing over-the-counter options on securities (including options on exchange-traded funds and exchange-traded notes), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which certain Portfolios may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, commodity, interest rate, currency, security or other reference asset. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

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(g) Non-Diversification Risk—The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(h) Structured Products Risk—Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives transactions may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference assets, markets or rates. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(i) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-security incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Portfolio’s ability to calculate its NAV; impediments to trading for each Portfolio’s portfolio managers; the inability of Portfolio shareholders to transact business with the Portfolio; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage;

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reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests, counterparties with which the Portfolio engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(j) High Portfolio Turnover Risk—A Portfolio’s investment strategies may involve high portfolio turnover (such as 100% or more).

A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

(k) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative

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impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Portfolios and their investments.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to

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the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2020:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Emerging Markets Debt Portfolio
Assets:
Corporate Bonds*	$—	$1,695,741	$—	$1,695,741
Foreign Government Obligations*	—	24,093,030	—	24,093,030
Quasi Government Bonds*	—	449,586	—	449,586
Supranational Bonds	—	14,417	—	14,417
Short-Term Investments	534,132	—	—	534,132
Other Financial Instruments†
Forward Currency Contracts	—	191,972	—	191,972
Interest Rate Swap Agreements	—	32,236	—	32,236
Total	$534,132	$26,476,982	$—	$27,011,114

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Emerging Markets Debt Portfolio (continued)
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(118,507)	$—	$(118,507)
Global Fixed Income Portfolio
Assets:
Corporate Bonds*	$—	$3,120,303	$—	$3,120,303
Foreign Government Obligations*	—	3,256,879	—	3,256,879
Quasi Government Bonds*	—	139,865	—	139,865
Supranational Bonds	—	1,022,206	—	1,022,206
US Municipal Bonds	—	139,202	—	139,202
US Treasury Securities	—	601,715	—	601,715
Short-Term Investments	566,593	—	—	566,593
Other Financial Instruments†
Forward Currency Contracts	—	25,146	—	25,146
Total	$566,593	$8,305,316	$—	$8,871,909
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(53,043)	$—	$(53,043)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
US Corporate Income Portfolio
Corporate Bonds*	$—	$260,503,335	$—	$260,503,335
Exchange-Traded Funds	5,748,633	—	—	5,748,633
Short-Term Investments	9,419,855	—	—	9,419,855
Total	$15,168,488	$260,503,335	$—	$275,671,823

US Short Duration Fixed Income Portfolio
Asset-Backed Securities	$—	$7,756,211	$—	$7,756,211
Corporate Bonds*	—	26,724,279	—	26,724,279
US Government Securities	—	995,916	—	995,916
US Treasury Securities	—	67,850,954	—	67,850,954
Short-Term Investments	475,460	—	—	475,460
Total	$475,460	$103,327,360	$—	$103,802,820

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

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During the period ended June 30, 2020, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Emerging Markets Debt Portfolio	Global Fixed Income Portfolio
Forward currency contracts:
Average amounts purchased	$18,200,000	$3,200,000
Average amounts sold	$13,900,000	$2,700,000
Interest rate swap agreements:
Average notional value - receives fixed rate on centrally cleared	$800,000	—
Average notional value - receives fixed rate on OTC	$300,000	—

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020:

Emerging Markets Debt Portfolio

Assets – Derivative Financial Instruments	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$191,972	$—	$191,972
Swaps
Unrealized appreciation on swap agreements	—	10,739	10,739
Total	$191,972	$10,739	$202,711

Liabilities – Derivative Financial Instruments	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts
Unrealized depreciation on forward currency contracts	$118,507	$—	$118,507
Swaps
Variation margin payable on centrally cleared swaps (a)	—	5,675	5,675
Total	$118,507	$5,675	$124,182

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swap agreements, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

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Global Fixed Income Portfolio

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$25,146

Liabilities – Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$53,043

Emerging Markets Debt Portfolio

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020 was:

Net Realized Gain (Loss) from:	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts	$(417,032)	$—	$(417,032)
Swap agreements	—	(40,755)	(40,755)
Total	$(417,032)	$(40,755)	$(457,787)

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts	$(229,801)	$—	$(229,801)
Swap agreements	—	3,513	3,513
Total	$(229,801)	$3,513	$(226,288)

Global Fixed Income Portfolio

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$60,644

Net Change in Unrealized Appreciation (Depreciation) on:
Forward currency contracts	$(24,214)

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As of June 30, 2020, the Emerging Markets Debt and Global Fixed Income Portfolios held derivative instruments that are eligible for offset in the Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios are presented in the below table, as of June 30, 2020:

Emerging Markets Debt Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Forward Currency Contracts	$191,972	$—	$191,972
Interest Rate Swap Agreements	10,739	—	10,739
Total	$202,711	$—	$202,711

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

Bank of America NA	$22,644	$(17,662)	$—	$4,982
Barclays Bank PLC	64,099	(35,379)	—	28,720
Citibank NA	12,640	(7,214)	—	5,426
HSBC Bank USA NA	3,554	(3,554)	—	—
JPMorgan Chase Bank NA	19,450	(12,094)	—	7,356
Standard Chartered Bank	38,959	(25,264)	—	13,695
UBS AG	41,365	(15,983)	—	25,382
Total	$202,711	$(117,150)	$—	$85,561

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$118,507	$—	$118,507

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities

Bank of America NA	$17,662	$(17,662)	$—	$—
Barclays Bank PLC	35,379	(35,379)	—	—
Citibank NA	7,214	(7,214)	—	—
HSBC Bank USA NA	4,911	(3,554)	—	1,357
JPMorgan Chase Bank NA	12,094	(12,094)	—	—
Standard Chartered Bank	25,264	(25,264)	—	—
UBS AG	15,983	(15,983)	—	—
Total	$118,507	$(117,150)	$—	$1,357

Global Fixed Income Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Forward Currency Contracts	$25,146	$—	$25,146

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

Citibank NA	$1,800	$(1,800)	$—	$—
HSBC Bank USA NA	6,164	(6,164)	—	—
JPMorgan Chase Bank NA	17,079	(17,079)	—	—
Morgan Stanley Capital Services LLC.	103	(103)	—	—
Total	$25,146	$(25,146)	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Forward Currency Contracts	$53,043	$—	$53,043

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities

Citibank NA	$6,885	$(1,800)	$—	$5,085
HSBC Bank USA NA	13,158	(6,164)	—	6,994
JPMorgan Chase Bank NA	32,658	(17,079)	—	15,579
Morgan Stanley Capital Services LLC.	342	(103)	—	239
Total	$53,043	$(25,146)	$—	$27,897

11. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting.The amendments in the ASU provide elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021.The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

12. Subsequent Events

Management has evaluated subsequent events affecting the Portfolio through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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The Lazard Funds, Inc. Other Information (unaudited)

Tax Information

Year Ended December 31, 2019

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2019:

Of the dividends paid by the Portfolios, none are qualified dividend income.

Of the dividends paid by the Portfolios, no dividends qualify for the dividends received deduction available to corporate shareholders.

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to US nonresident shareholders.

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

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Board Consideration of Management Agreements

At meetings of the Board held on June 2, 2020 and June 16, 2020, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 16, 2020 meeting, additional information requested by the Independent Directors at the June 2, 2020 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 35 active funds comprised approximately $22 billion of the approximately $193 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2020).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance

[1]	Emerging Markets Debt, Global Fixed Income, US Corporate Income and US Short Duration Fixed Income Portfolios.

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infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $22 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

●	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for expense comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Expense Peer Group”2); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

[2]	The Strategic Insight materials outlined the process for constructing the Expense Peer Groups, as well the Expense Categories, Performance Peer Groups and Performance Categories (all as defined herein). Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Expense Peer Groups, Expense Categories, Performance Peer Groups and Performance Categories, including how the methodologies could affect the results of the comparisons.

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Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board. For the Emerging Markets Debt Portfolio, the Investment Manager proposed to lower the fee in the Management Agreement by 0.05%, with no diminution in services there-under, and to lower the current expense limitation by 0.10%. After giving effect to the proposed advisory fee and expense limitation reductions, the results of the Strategic Insight comparisons showed that the advisory fees and net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing expenses.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2020, as applicable, compared to performance for the same time periods of:

112   Semi-Annual Report

●	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for performance comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Performance Peer Group”);

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance or Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2019 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or

Semi-Annual Report   113

administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. As the assets of each Portfolio were either generally stable or decreasing over the past calendar year, or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and

114   Semi-Annual Report

appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $193 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement (as proposed to be revised, as applicable) for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Semi-Annual Report   115

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Portfolio’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Portfolio does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4 and in the LRMP, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Portfolio would have invested more than 15% of its net assets in illiquid investments (or such lower percentage that may have been adopted by a Portfolio); and (5) if the Portfolios reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Portfolios will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities

116   Semi-Annual Report

required by the LRMP to a Liquidity Committee comprised of various Fund officers and groups within the Investment Manager (the “Liquidity Committee”), and the Liquidity Committee seeks assistance from and works together with other groups within the Investment Manager in effectuating the requirements of the LRMP as necessary. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in June 2020 (the “Annual Report”).

The Annual Report states that the Investment Manager, as the Program Administrator, acting primarily through the Liquidity Committee, has assessed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. The Program Administrator and the Liquidity Committee initially determined that each Portfolio primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Portfolio needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Portfolio has breached its limit on illiquid investments.

Semi-Annual Report  117

NOTES

NOTES

NOTES

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
https://www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP
Eleven Times Square
New York, New York 10036-8299
http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS026

Lazard Funds

Semi-Annual Report

June 30, 2020

Multi-Asset Funds

Lazard Global Dynamic Multi-Asset Portfolio
Lazard Opportunistic Strategies Portfolio
Lazard Real Assets and Pricing Opportunities Portfolio

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing up for paperless delivery at www.icsdelivery.com/lazardassetmanagement. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure and visiting www.fundreports.com. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

7	Information About Your Portfolio’s Expenses (unaudited)

9	Portfolio Holdings Presented by Asset Class/Sector (unaudited)

10	Portfolios of Investments (unaudited)

10	Lazard Global Dynamic Multi-Asset Portfolio

29	Lazard Opportunistic Strategies Portfolio

30	Lazard Real Assets and Pricing Opportunities Portfolio

47	Notes to Portfolios of Investments (unaudited)

50	Statements of Assets and Liabilities (unaudited)

52	Statements of Operations (unaudited)

56	Statements of Changes in Net Assets (unaudited)

60	Financial Highlights (unaudited)

67	Notes to Financial Statements (unaudited)

102	Other Information (unaudited)

Please consider a Portfolio’s investment objectives, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or each Portfolio’s summary prospectus carefully before you invest. The prospectus and each Portfolio’s summary prospectus contain the investment objectives, risks, charges, expenses and other information about each Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

The global spread of COVID-19 created significant market volatility and caused an unprecedented collapse across global equity markets at the start of 2020. The pandemic led to worldwide lockdowns, which led to drastic unemployment, a wave of small businesses closures, and a significant decline in economic growth. However, an extremely aggressive monetary and fiscal response, as well as a slowdown in the spread of COVID-19 in many of the early hotspots, led to one of the sharpest rallies ever for global stocks during the second quarter.

US unemployment rose from a 50-year low to an 80-year high in just two months. While the economic weakness was extraordinary, the policy response was both dramatic and timely. The Federal Reserve, the US central bank, slashed rates to zero and announced unlimited quantitative easing within weeks of the crisis. The central bank subsequently announced almost $3 trillion in liquidity facilities for companies and municipalities. Credit markets responded, turning highly accommodative for a wide variety of companies, and debt issuance reached record highs. The federal government also delivered with a fiscal package more than double the size of the response to the 2008 global financial crisis.

COVID-19 exacerbated existing price dislocations not only in emerging markets compared to other markets, but in high-quality businesses trading at lower valuations. The course of the pandemic and related government actions, trade developments, and the US election will have a great deal of influence in how the region’s equities end the year.

In Europe, economic data suggested that the European Union and United Kingdom were mired in deep recessions. As in the United States, however, stimulus proved to be a potent salve. European equity markets calmed after the volatile first quarter as individual countries and the European Central Bank put forward an aggressive and globally coordinated monetary and fiscal response.

2   Semi-Annual Report

As economies across the world reopen, the shape of a potential recovery remains an open question. After all, there is little historical precedent for the global economy shutting down and then attempting to restart itself.

The performance dispersion between value and growth stocks has been at all-time highs, but we believe the differential will adjust. More than ever, we are confident that fundamental analysis and stock selection will be crucial drivers for performance. We feel privileged to handle your investment needs and value your continued confidence in our investment management capabilities. We continue to strive for the long-term patterns of performance that are consistent with your expectations.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Dynamic Multi-Asset Portfolio, MSCI® World Index and GDMA Index*

Average Annual Total Returns*
Periods Ended June 30, 2020

	One Year	Since Inception	†
Institutional Shares**	–5.44%	4.62%
Open Shares**	–5.72%	4.32%
MSCI World Index	2.84%	8.89%
GDMA Index	4.02%	6.14%
†	The inception date for the Portfolio was May 27, 2016.

Lazard Opportunistic Strategies Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Opportunistic Strategies Portfolio, MSCI World Index and Global Asset Allocation Blended Index*

Average Annual Total Returns*
Periods Ended June 30, 2020

	One Year	Five Years	Ten Years
Institutional Shares**	3.65%	3.83%	5.89%
Open Shares**	3.27%	3.43%	5.50%
MSCI World Index	2.84%	6.90%	9.95%
Global Asset Allocation Blended Index	6.45%	6.27%	7.82%

4   Semi-Annual Report

Lazard Real Assets and Pricing Opportunities Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Real Assets and Pricing Opportunities Portfolio, MSCI World Index and Real Assets Custom Index*

Average Annual Total Returns*
Periods Ended June 30, 2020
	One Year	Since Inception	†
Institutional Shares**	–4.87%	2.01%
Open Shares**	–5.03%	1.68%
MSCI World Index	2.84%	8.82%
		(Institutional Shares 12.12% (Open Shares	) )
Real Assets Custom Index	–4.77%	3.58%
		(Institutional Shares 3.47%% (Open Shares	) )

†	The inception date for the Institutional Shares was December 30, 2016 and for the Open Shares was January 9, 2017.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”) or DST Asset Manager Solutions, Inc., the Fund’s transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles, if any, and may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less

Semi-Annual Report   5

than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Barclays Global Aggregate® Index and is rebalanced monthly. The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

The Global Asset Allocation Blended Index is a blended index constructed by the Investment Manager that is comprised of 60% MSCI World Index and 40% Bloomberg Barclays US Aggregate Index and is rebalanced quarterly. The Bloomberg Barclays US Aggregate Index covers the investment-grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities, with maturities of no less than one year.

The Real Assets Custom Index is an unmanaged index created by the Investment Manager, and is comprised of 20% MSCI World Index, 20% MSCI World Core Infrastructure USD Hedged Index (the “Infrastructure Index”), 20% MSCI ACWI IMI Core Real Estate Index, 20% Bloomberg Commodity Total Return Index and 20% Bloomberg Barclays World Government Inflation-Linked 1–10 Year USD Hedged Index. The Infrastructure Index captures large and mid-cap securities across the 23 developed market countries and is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. Note that Lazard invests in a range of companies globally, not specifically developed markets countries. The MSCI ACWI IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 23 developed markets and 26 emerging markets countries engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The Bloomberg Commodity Total Return index is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Indices (BCOM). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. The Bloomberg Barclays World Government Inflation-Linked Bond 1–10 Year Index measures the performance of investment grade, government inflation-linked debt from 12 different developed market countries. The indices are unmanaged and have no fees. One cannot invest directly in an index.

**	The performance of Institutional Shares and Open Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

6   Semi-Annual Report

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2020 through June 30, 2020 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds

Semi-Annual Report   7

Portfolio	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20	*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20
Global Dynamic Multi-Asset
Institutional Shares
Actual	$1,000.00	$ 898.90	$4.25		0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52		0.90%
Open Shares
Actual	$1,000.00	$ 898.00	$5.43		1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77		1.15%
Opportunistic Strategies†
Institutional Shares
Actual	$1,000.00	$1,000.00	$5.17		1.04%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.22		1.04%
Open Shares
Actual	$1,000.00	$ 998.00	$6.41		1.29%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.47		1.29%
Real Assets and Pricing Opportunities
Institutional Shares
Actual	$1,000.00	$ 909.30	$4.27		0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52		0.90%
Open Shares
Actual	$1,000.00	$ 907.90	$5.48		1.16%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.12	$5.80		1.16%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
†	The expense ratios include broker expense and dividend expense on securities sold short.

8  Semi-Annual Report

The Lazard Funds, Inc. Portfolio Holdings

Presented by Asset Class/Sector June 30, 2020 (unaudited)

Asset Class/Sector*	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets and Pricing Opportunities Portfolio
Equity
Communication Services	4.2%	1.7%
Consumer Discretionary	8.2	1.5
Consumer Staples	7.1	5.6
Energy	0.5	—
Financials	10.8	1.7
Health Care	6.6	4.0
Industrials	5.2	12.1
Information Technology	9.1	0.9
Materials	0.7	0.4
Real Estate	0.5	18.5
Utilities	0.9	10.2
Exchange Traded Funds	—	2.9
Sovereign Debt	27.1	9.0
US Municipal Bonds	0.7	—
US Treasury Securities	10.1	13.4
Short-Term Investments	8.3	18.1
Total Investments	100.0%	100.0%

Lazard
Opportunistic
Strategies
Asset Class/Sector*	Portfolio
Equity†
Communication Services	5.1%
Consumer Discretionary	4.9
Consumer Staples	6.7
Energy	0.9
Financials	3.9
Health Care	10.1
Industrials	3.6
Information Technology	18.9
Materials	1.3
Real Estate	0.9
Utilities	1.2
Fixed Income	30.9
Short-Term Investments	11.6
Total Investments	100.0%

*	Represents percentage of total investments.
†	Equity sector breakdown is based upon the underlying holdings of exchange-traded funds and closed-end management investment companies held by the Portfolio.

Semi-Annual Report   9

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2020 (unaudited)

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio

Common Stocks | 26.5%

Australia | 0.5%
AGL Energy, Ltd.	2,332	$27,504
ASX, Ltd.	1,083	63,995
Aurizon Holdings, Ltd.	2,574	8,764
Beach Energy, Ltd.	23,609	24,928
BHP Group, Ltd.	360	8,934
CSL, Ltd.	138	27,359
Fortescue Metals Group, Ltd.	9,841	94,426
Santos, Ltd.	4,967	18,263
Technology One, Ltd.	1,421	8,641
		282,814
Belgium | 0.0%
Colruyt SA	185	10,173
Telenet Group Holding NV	221	9,088
		19,261
Canada | 0.7%
CAE, Inc.	3,498	56,633
Canadian National Railway Co.	982	86,976
Kirkland Lake Gold, Ltd.	379	15,605
Magna International, Inc.	528	23,514
Northland Power, Inc.	1,330	33,289
Quebecor, Inc., Class B	496	10,657
Real Matters, Inc. (*)	622	12,132
TFI International, Inc.	342	12,140
The Toronto-Dominion Bank	1,736	77,443
Wesdome Gold Mines, Ltd. (*)	1,893	16,356
		344,745
Denmark | 0.3%
Coloplast A/S, Class B	419	64,957
Novo Nordisk A/S, Class B	575	37,209
Vestas Wind Systems AS ADR	1,912	65,218
		167,384

The accompanying notes are an integral part of these financial statements.

10   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Finland | 0.1%
Elisa Oyj	173	$10,516
Neste Oyj	264	10,310
Valmet Oyj	430	11,208
		32,034
France | 0.2%
Cie Generale des Etablissements Michelin SCA	194	20,098
L’Oreal SA (*)	30	9,618
Orange SA	870	10,393
Peugeot SA (*)	352	5,714
Schneider Electric SE	373	41,354
Total SA	305	11,617
Veolia Environnement SA	476	10,691
		109,485
Germany | 0.5%
Merck KGaA Sponsored ADR	2,299	53,613
SAP SE	86	11,971
Symrise AG ADR	3,292	96,192
Teamviewer AG ADR (*)	3,178	86,950
		248,726
Hong Kong | 0.4%
AIA Group, Ltd. Sponsored ADR	3,028	113,247
Hang Seng Bank, Ltd. Sponsored ADR	4,094	68,513
Hysan Development Co., Ltd.	3,000	9,673
Sun Hung Kai Properties, Ltd.	1,500	19,116
WH Group, Ltd.	9,500	8,153
		218,702
Israel | 0.1%
Israel Discount Bank, Ltd., ADR	1,829	57,065

Japan | 2.4%
Ajinomoto Co., Inc.	1,000	16,614
Brother Industries, Ltd.	300	5,406
Chubu Electric Power Co., Inc.	2,800	35,219
Credit Saison Co., Ltd.	800	9,147
Dai-ichi Life Holdings, Inc.	2,400	28,583

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   11

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Daito Trust Construction Co., Ltd.	455	$41,805
Daiwa House Industry Co., Ltd.	1,600	37,737
Daiwa Securities Group, Inc.	2,500	10,429
Dip Corp.	300	6,048
East Japan Railway Co.	600	41,580
Electric Power Development Co., Ltd.	1,400	26,543
Fuji Media Holdings, Inc.	700	6,740
Hokkaido Electric Power Co., Inc.	3,600	13,820
Inpex Corp.	1,600	9,906
Japan Post Holdings Co., Ltd.	1,900	13,511
Kaken Pharmaceutical Co., Ltd.	200	10,221
Kandenko Co., Ltd.	900	7,652
Kao Corp.	300	23,750
KDDI Corp.	3,300	98,943
Kenedix, Inc.	2,100	10,348
Kureha Corp.	100	4,370
Kyudenko Corp.	400	11,798
Lawson, Inc.	200	10,028
McDonald’s Holdings Co. Japan, Ltd.	700	37,763
Mitsubishi Heavy Industries, Ltd.	400	9,436
Mitsubishi UFJ Financial Group, Inc.	7,077	27,679
MS&AD Insurance Group Holdings, Inc.	400	10,985
Nintendo Co., Ltd. ADR	1,604	89,664
Nishi-Nippon Financial Holdings, Inc.	2,200	14,838
NTT DOCOMO, Inc.	1,718	45,830
Ono Pharmaceutical Co., Ltd.	300	8,726
Open House Co., Ltd.	200	6,851
Optorun Co., Ltd.	500	11,745
Rengo Co., Ltd.	1,000	8,140
Resona Holdings, Inc.	2,400	8,190
Sankyu, Inc.	500	18,785
Sekisui House, Ltd.	500	9,519
Seven & I Holdings Co., Ltd.	1,800	58,741
Shikoku Electric Power Co., Inc.	1,800	13,267
Shimano, Inc. ADR	3,703	71,135
Softbank Corp.	1,500	19,093

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Sugi Holdings Co., Ltd.	200	$13,529
Sumitomo Mitsui Financial Group, Inc.	500	14,062
Sumitomo Mitsui Trust Holdings, Inc.	700	19,646
Sumitomo Realty & Development Co., Ltd.	400	10,999
Sundrug Co., Ltd.	200	6,608
Suzuken Co., Ltd.	300	11,182
The Chiba Bank, Ltd.	4,700	22,154
The Gunma Bank, Ltd.	6,800	21,570
The Hachijuni Bank, Ltd.	2,400	9,103
The Kansai Electric Power Co., Inc.	1,900	18,410
The Shizuoka Bank, Ltd.	1,300	8,356
Tohoku Electric Power Co., Inc.	1,400	13,314
West Japan Railway Co.	400	22,429
Yamaha Corp. Sponsored ADR	2,370	112,589
Yaoko Co., Ltd.	200	14,274
		1,268,810
Macau | 0.1%
Sands China, Ltd. ADR	1,603	62,693

Netherlands | 0.7%
ASM International NV	86	13,263
Flow Traders	502	17,950
Koninklijke Ahold Delhaize NV	1,912	52,066
NXP Semiconductors NV	641	73,100
Royal Dutch Shell PLC, A Shares	380	6,047
Wolters Kluwer NV Sponsored ADR	2,469	194,113
		356,539
New Zealand | 0.0%
Fisher & Paykel Healthcare Corp., Ltd., Class C	942	21,784

Norway | 0.1%
Orkla ASA	2,645	23,184
Telenor ASA	1,449	21,110
		44,294

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Puerto Rico | 0.0%
Popular, Inc.	265	$9,850

Singapore | 0.0%
AEM Holdings, Ltd.	9,600	21,757

Spain | 0.0%
Corporacion Financiera Alba SA	63	2,556
Viscofan SA	172	11,218
		13,774
Sweden | 0.6%
Assa Abloy AB ADR	5,578	56,562
Axfood AB	858	18,718
Boliden AB	455	10,334
Epiroc AB ADR	7,846	97,840
Hexagon AB ADR (*)	1,445	84,388
Lundin Energy AB	349	8,398
Swedish Match AB	201	14,113
		290,353
Switzerland | 0.8%
ABB, Ltd. Sponsored ADR	3,769	85,029
Alcon, Inc. (*)	748	42,875
Galenica AG	170	12,153
Novartis AG	1,572	136,592
Roche Holding AG	359	124,297
Swisscom AG	33	17,260
		418,206
United Kingdom | 1.9%
BT Group PLC	5,028	7,097
Bunzl PLC Sponsored ADR	2,801	76,243
Coca-Cola European Partners PLC	1,803	68,081
Compass Group PLC Sponsored ADR	3,850	52,784
Diageo PLC Sponsored ADR	1,185	159,252
Fiat Chrysler Automobiles NV (*)	215	2,157
GlaxoSmithKline PLC	393	7,963
Prudential PLC ADR	2,369	71,970

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

RELX PLC	1,899	$43,953
RELX PLC Sponsored ADR	5,572	131,276
SSE PLC	2,412	40,724
Tesco PLC Sponsored ADR	15,819	136,520
Unilever PLC Sponsored ADR	3,057	167,768
Wm Morrison Supermarkets PLC	6,490	15,310
		981,098
United States | 17.1%
3M Co.	385	60,056
AbbVie, Inc.	766	75,206
Accenture PLC, Class A	889	190,886
Adobe, Inc. (*)	243	105,780
Affiliated Managers Group, Inc.	148	11,035
Akamai Technologies, Inc. (*)	348	37,267
Allegion PLC	151	15,435
Alphabet, Inc., Class A (*)	130	184,346
Alphabet, Inc., Class C (*)	46	65,026
Amazon.com, Inc. (*)	81	223,464
Amdocs, Ltd.	138	8,401
American States Water Co.	131	10,301
American Tower Corp. REIT	180	46,537
Ameriprise Financial, Inc.	361	54,164
AmerisourceBergen Corp.	1,570	158,209
Amgen, Inc.	102	24,058
Anthem, Inc.	63	16,568
Aon PLC, Class A	1,087	209,356
Apple, Inc.	1,456	531,149
Applied Materials, Inc.	110	6,650
AT&T, Inc.	582	17,594
Baxter International, Inc.	377	32,460
Best Buy Co., Inc.	590	51,489
Booz Allen Hamilton Holding Corp.	515	40,062
Boston Scientific Corp. (*)	2,575	90,408
Bristol-Myers Squibb Co.	771	45,335
Brunswick Corp.	287	18,371
Burlington Stores, Inc. (*)	48	9,453

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Cabot Oil & Gas Corp.	1,072	$18,417
Cadence Design Systems, Inc. (*)	622	59,687
Campbell Soup Co.	1,521	75,487
Cboe Global Markets, Inc.	71	6,623
Church & Dwight Co., Inc.	410	31,693
Ciena Corp. (*)	200	10,832
Cigna Corp. (*)	114	21,392
Cisco Systems, Inc.	830	38,711
Citigroup, Inc.	365	18,652
Citizens Financial Group, Inc.	727	18,349
Citrix Systems, Inc.	253	37,421
Comcast Corp., Class A	1,059	41,280
ConocoPhillips	486	20,422
Costco Wholesale Corp.	31	9,400
Cummins, Inc.	231	40,023
CVS Health Corp.	775	50,352
DaVita, Inc. (*)	282	22,317
Devon Energy Corp.	1,461	16,568
Dollar General Corp.	781	148,788
Easterly Government Properties, Inc. REIT	384	8,878
Eaton Corp. PLC	107	9,360
eBay, Inc.	268	14,057
Edwards Lifesciences Corp. (*)	257	17,761
Electronic Arts, Inc. (*)	392	51,764
Eli Lilly & Co.	399	65,508
EOG Resources, Inc.	232	11,753
F5 Networks, Inc. (*)	135	18,830
Facebook, Inc., Class A (*)	730	165,761
FactSet Research Systems, Inc.	151	49,599
Flowers Foods, Inc.	378	8,452
Fortinet, Inc. (*)	145	19,904
Gaming and Leisure Properties, Inc. REIT	274	9,480
General Mills, Inc.	888	54,745
Gilead Sciences, Inc.	362	27,852
Honeywell International, Inc.	504	72,873
Hormel Foods Corp.	949	45,808

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Humana, Inc.	70	$27,142
Intel Corp.	1,238	74,070
Intercontinental Exchange, Inc.	1,624	148,758
Intuit, Inc.	178	52,722
IQVIA Holdings, Inc. (*)	1,146	162,594
Jack Henry & Associates, Inc.	158	29,077
Johnson & Johnson	1,783	250,743
Kellogg Co.	460	30,388
Keysight Technologies, Inc. (*)	48	4,837
Kimberly-Clark Corp.	1,387	196,052
Leidos Holdings, Inc.	52	4,871
Lockheed Martin Corp.	527	192,313
Lowe’s Cos., Inc.	877	118,500
LPL Financial Holdings, Inc.	155	12,152
Lululemon Athletica, Inc. (*)	65	20,281
MasterCard, Inc., Class A	198	58,549
McDonald’s Corp.	689	127,100
McKesson Corp.	67	10,279
MDU Resources Group, Inc.	451	10,003
Merck & Co., Inc.	667	51,579
Micron Technology, Inc. (*)	281	14,477
Microsoft Corp.	2,093	425,946
Molina Healthcare, Inc. (*)	75	13,349
Motorola Solutions, Inc.	953	133,544
National Fuel Gas Co.	388	16,269
Netflix, Inc. (*)	107	48,689
NIKE, Inc., Class B	816	80,009
Northrop Grumman Corp.	143	43,964
NVIDIA Corp.	288	109,414
Old Dominion Freight Line, Inc.	87	14,754
Palo Alto Networks, Inc. (*)	295	67,753
PepsiCo, Inc.	747	98,798
Pfizer, Inc.	761	24,885
Phillips 66	130	9,347
Pioneer Natural Resources Co.	357	34,879
Pool Corp.	123	33,440

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Primerica, Inc.	94	$10,960
PTC, Inc. (*)	1,556	121,041
Public Service Enterprise Group, Inc.	524	25,760
QUALCOMM, Inc.	651	59,378
Quest Diagnostics, Inc.	184	20,969
Regeneron Pharmaceuticals, Inc. (*)	16	9,978
Regions Financial Corp.	1,289	14,334
Republic Services, Inc.	218	17,887
Rockwell Automation, Inc.	394	83,922
S&P Global, Inc.	427	140,688
Seattle Genetics, Inc. (*)	200	33,984
Silgan Holdings, Inc.	1,503	48,682
Southwest Gas Holdings, Inc.	136	9,391
Sprouts Farmers Market, Inc. (*)	352	9,008
Synopsys, Inc. (*)	644	125,580
Target Corp.	477	57,207
TD Ameritrade Holding Corp.	242	8,804
Tesla, Inc. (*)	9	9,718
Texas Instruments, Inc.	822	104,369
The Clorox Co.	265	58,133
The Coca-Cola Co.	3,167	141,502
The Hershey Co.	377	48,867
The Home Depot, Inc.	326	81,666
The Kroger Co.	549	18,584
The Procter & Gamble Co.	1,730	206,856
The Progressive Corp.	138	11,055
The Sherwin-Williams Co.	55	31,782
The TJX Cos., Inc.	204	10,314
Thermo Fisher Scientific, Inc.	717	259,798
Tractor Supply Co.	301	39,669
Union Pacific Corp.	67	11,328
UnitedHealth Group, Inc.	277	81,701
Verizon Communications, Inc.	1,496	82,474
Vertex Pharmaceuticals, Inc. (*)	153	44,417
Visa, Inc., Class A	965	186,409
Vistra Energy Corp.	1,530	28,489

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

			Fair
Description		Shares	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Walmart, Inc.		432	$51,745
Warner Music Group Corp., Class A (*)		1,530	45,135
Waste Management, Inc.		79	8,367
WEC Energy Group, Inc.		332	29,100
Weis Markets, Inc.		240	12,029
West Pharmaceutical Services, Inc.		41	9,314
WW Grainger, Inc.		35	10,996
Xcel Energy, Inc.		159	9,938
Zoetis, Inc.		1,503	205,971
			9,066,691
Total Common Stocks (Cost $12,504,653)			14,036,065

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Corporate Bonds | 21.1%

Australia | 0.6%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	410	$300,686

Canada | 1.5%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	575	434,245
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	440	353,993
			788,238
France | 0.6%
Schneider Electric SE, 2.950%, 09/27/22	USD	325	341,062

Germany | 1.2%
BMW Finance NV, 0.875%, 08/16/22	GBP	240	295,918

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Daimler AG, 0.107% (Euribor 3 Month + 0.450%), 07/03/24 (§)	EUR	300	$323,022
			618,940
Netherlands | 0.6%
BNG Bank NV, 5.000%, 09/16/20	NZD	166	108,100
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	200	212,842
			320,942
Switzerland | 0.4%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	192	203,441

United Kingdom | 1.0%
Unilever Capital Corp., 3.250%, 03/07/24	USD	500	544,190

United States | 15.2%
Adobe, Inc., 2.300%, 02/01/30	USD	370	399,500
Amazon.com, Inc., 3.150%, 08/22/27	USD	325	371,890
American Express Co., 3.000%, 10/30/24	USD	305	330,173
Apple, Inc., 3.850%, 05/04/43	USD	415	514,707
Bank of America Corp.:
3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	369	377,766
1.486% (SOFRRATE + 1.460%), 05/19/24 (§)	USD	90	91,434
Citigroup, Inc.,
1.649% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	533	370,082

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

John Deere Financial, Inc., 2.410%, 01/14/25	CAD	625	$481,479
Johnson & Johnson, 3.625%, 03/03/37	USD	298	354,381
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	331	351,697
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	165	186,928
McDonald’s Corp., 3.125%, 03/04/25	CAD	575	453,956
Microsoft Corp., 2.525%, 06/01/50	USD	324	335,246
Morgan Stanley, 3.625%, 01/20/27	USD	325	366,876
PepsiCo, Inc., 2.875%, 10/15/49	USD	450	486,997
Pfizer, Inc., 2.625%, 04/01/30	USD	260	286,028
Starbucks Corp., 4.450%, 08/15/49	USD	460	555,645
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	333	356,660
The Home Depot, Inc., 5.875%, 12/16/36	USD	260	387,955
The Procter & Gamble Co., 2.450%, 03/25/25	USD	260	282,177
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	305	320,715
Verizon Communications, Inc., 3.875%, 02/08/29	USD	329	389,350
			8,051,642
Total Corporate Bonds (Cost $10,755,706)			11,169,141

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Foreign Government Obligations | 21.8%

Australia | 1.5%
New South Wales Treasury Corp., 3.000%, 02/20/30	AUD	810	$643,892
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	230	173,280
			817,172
Bermuda | 1.6%
Government of Bermuda:
4.854%, 02/06/24	USD	600	657,000
3.717%, 01/25/27	USD	200	212,250
			869,250
Canada | 4.2%
City of Vancouver, 2.900%, 11/20/25	CAD	213	171,315
Province of British Columbia, 4.700%, 06/18/37	CAD	465	488,849
Province of Quebec:
1.650%, 03/03/22	CAD	545	409,710
3.000%, 09/01/23	CAD	765	605,666
2.500%, 04/20/26	USD	495	542,890
			2,218,430
Chile | 1.5%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	130,000	185,226
Republic of Chile:
3.125%, 01/21/26	USD	400	438,500
0.830%, 07/02/31	EUR	150	164,997
			788,723
Czech Republic | 1.9%
Czech Republic:
0.270% (PRIBOR 6 Month -0.100%), 11/19/27 (Δ)	CZK	7,820	326,967
2.000%, 10/13/33	CZK	14,230	679,505
			1,006,472

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

France | 1.3%
Government of France, 1.750%, 06/25/39	EUR	461	$659,127

Hungary | 2.5%
Hungary, 6.375%, 03/29/21	USD	356	370,685
Hungary Government Bonds:
2.500%, 10/24/24	HUF	91,380	306,288
2.750%, 12/22/26	HUF	90,790	309,908
3.000%, 10/27/27	HUF	93,820	324,287
			1,311,168
Japan | 0.8%
Japan Bank for International Cooperation, 0.625%, 05/22/23	USD	200	200,667
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	200	211,749
			412,416
Mexico | 0.1%
United Mexican States, 6.750%, 02/06/24	GBP	30	41,982

New Zealand | 1.3%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	895	708,876

Norway | 0.8%
Oslo Kommune:
2.350%, 09/04/24	NOK	2,000	220,586
0.930% (NIBOR 3 Month + 0.460%), 05/06/26 (Δ)	NOK	2,000	209,714
			430,300
Panama | 0.8%
Republic of Panama, 4.000%, 09/22/24	USD	400	435,750

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Poland | 1.8%
Poland Government Bonds:
2.500%, 07/25/27	PLN	1,150	$317,299
0.690% (WIBOR 6 Month + 0.000%), 05/25/28 (Δ)	PLN	2,670	653,908
			971,207
Slovakia | 0.4%
Slovak Republic, 4.375%, 05/21/22	USD	200	211,625

Spain | 0.3%
Spain Government Bonds, 1.200%, 10/31/40	EUR	140	161,206

United Kingdom | 1.0%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	240	356,403
1.500%, 07/22/47	GBP	105	157,911
			514,314
Total Foreign Government Obligations (Cost $11,266,827)			11,558,018

Quasi Government Bonds | 1.3%

Canada | 1.3%
Export Development Canada, 1.800%, 09/01/22 (Cost $666,117)	CAD	895	676,643

Supranational Bonds | 4.9%
African Development Bank, 0.750%, 04/03/23	USD	485	490,783
Asian Development Bank:
1.000%, 12/15/22	GBP	135	170,509
2.125%, 03/19/25	USD	373	401,479

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	120	$125,978
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	150	109,721
Inter-American Development Bank, 7.875%, 03/14/23	IDR	2,100,000	148,713
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	170	111,569
2.500%, 08/03/23	CAD	895	697,383
1.900%, 01/16/25	CAD	205	159,086
2.900%, 11/26/25	AUD	100	76,513
International Finance Corp., 2.700%, 03/15/23	AUD	152	110,875

Total Supranational Bonds (Cost $2,546,775)			2,602,609

US Municipal Bonds | 0.8%

California | 0.7%
California State Build America Bonds, 7.500%, 04/01/34	USD	35	57,076
State of California,
4.500%, 04/01/33	USD	100	118,147
7.550%, 04/01/39	USD	105	186,972
			362,195
New York | 0.1%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	40	45,753

Total US Municipal Bonds (Cost $373,605)			407,948

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

US Treasury Securities | 10.5%
US Treasury Notes:
1.750%, 05/15/23	USD	3,125	$3,265,747
2.125%, 05/15/25	USD	920	1,001,722
2.875%, 08/15/28	USD	1,085	1,284,793

Total US Treasury Securities (Cost $5,426,799)			5,552,262

		Shares	Fair
Description		(000)	Value

Exchange-Traded Funds | 8.0%
iShares MSCI World ETF (Cost $3,925,029)		46,000	$4,238,440

Short-Term Investments | 8.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $4,533,039)		4,533,039	4,533,039

Total Investments | 103.5% (Cost $51,998,550) (»)			$54,774,165

Liabilities in Excess of Cash and Other Assets | (3.5)%			(1,852,087)

Net Assets | 100.0%			$52,922,078

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2020:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

CAD	136,229	USD	99,889	JPM	09/23/20	$473	$—
CAD	56,431	USD	41,315	SSB	09/23/20	259	—
CAD	60,869	USD	44,748	SSB	09/23/20	95	—
CHF	155,725	USD	164,307	HSB	09/23/20	461	—
CHF	287,406	USD	303,279	JPM	09/23/20	816	—
CNH	4,646,686	USD	653,024	HSB	09/23/20	1,332	—
CZK	1,271,709	USD	53,000	HSB	07/22/20	612	—
CZK	8,323,508	USD	354,082	JPM	07/22/20	—	3,184
EUR	703,541	USD	790,831	CIT	09/23/20	1,046	—
EUR	3,839,378	USD	4,314,885	HSB	09/23/20	6,559	—
EUR	778,344	USD	874,737	JPM	09/23/20	1,334	—
EUR	168,553	USD	189,837	SSB	09/23/20	—	121
GBP	288,237	USD	363,315	HSB	09/23/20	—	5,989
GBP	143,158	USD	180,427	JPM	09/23/20	—	2,954
GBP	45,075	USD	56,380	SSB	09/23/20	—	501
HKD	256,356	USD	33,048	SSB	09/23/20	11	—
ILS	7,893	USD	2,285	SSB	09/23/20	—	1
JPY	41,588,686	USD	388,400	CIT	09/23/20	—	2,795
JPY	485,433,660	USD	4,533,839	HSB	09/23/20	—	32,963
JPY	11,172,095	USD	104,341	JPM	09/23/20	—	754
KRW	405,734,820	USD	331,080	CIT	09/03/20	7,183	—
MXN	574,902	USD	25,496	HSB	09/23/20	—	754
MXN	852,102	USD	37,780	JPM	09/23/20	—	1,108
SEK	485,220	USD	51,904	HSB	09/23/20	221	—
SEK	306,575	USD	32,776	JPM	09/23/20	158	—
SGD	22,311	USD	16,020	HSB	09/23/20	—	7
SGD	524,963	USD	376,850	JPM	09/23/20	—	62
SGD	13,162	USD	9,451	SSB	09/23/20	—	4
THB	3,235,757	USD	104,032	HSB	09/23/20	644	—
USD	96,289	AUD	139,911	CIT	09/23/20	—	289
USD	91,044	AUD	132,278	HSB	09/23/20	—	265
USD	289,282	AUD	419,666	JPM	09/23/20	—	407
USD	646,720	AUD	939,619	JPM	09/23/20	—	1,884
USD	141,618	AUD	205,737	MSC	09/23/20	—	399
USD	102,230	AUD	149,282	SSB	09/23/20	—	817
USD	466,351	CAD	631,761	CIT	09/23/20	924	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	743,176	CAD	1,006,647	HSB	09/23/20	$1,565	$—
USD	144,920	CAD	198,421	JPM	09/23/20	—	1,260
USD	245,279	CAD	332,593	JPM	09/23/20	253	—
USD	1,145,811	CAD	1,552,435	JPM	09/23/20	2,110	—
USD	519	CAD	705	MSC	09/23/20	0	—
USD	1,536,590	CAD	2,081,414	MSC	09/23/20	3,182	—
USD	68,700	CHF	65,333	SSB	09/23/20	—	426
USD	161,369	CLP	136,825,112	CIT	07/20/20	—	5,271
USD	100,278	CZK	2,374,829	HSB	07/22/20	161	—
USD	212,155	CZK	5,342,349	HSB	07/22/20	—	13,065
USD	294,733	CZK	7,353,198	HSB	07/22/20	—	15,259
USD	23,922	CZK	602,897	JPM	07/22/20	—	1,495
USD	35,837	CZK	851,623	JPM	07/22/20	—	66
USD	199,900	CZK	4,735,431	JPM	07/22/20	266	—
USD	60,883	DKK	403,051	SSB	09/23/20	4	—
USD	386,511	EUR	342,126	JPM	09/23/20	1,429	—
USD	269,912	EUR	240,355	MSC	09/23/20	—	621
USD	401,815	HUF	123,163,455	HSB	07/22/20	11,128	—
USD	565,354	HUF	173,360,043	JPM	07/22/20	15,439	—
USD	2,268	ILS	7,893	SSB	09/23/20	—	15
USD	298,887	JPY	32,060,722	SSB	09/23/20	1,624	—
USD	86,793	NOK	900,876	HSB	07/22/20	—	6,809
USD	276,368	NOK	2,870,693	JPM	07/22/20	—	21,900
USD	30,959	NOK	299,748	SSB	09/23/20	—	193
USD	173,202	NZD	268,582	CIT	09/23/20	—	99
USD	123,183	NZD	191,089	HSB	09/23/20	—	116
USD	607,385	NZD	941,948	JPM	09/23/20	—	402
USD	411,452	PLN	1,635,877	HSB	09/23/20	—	2,140
USD	14,720	PLN	58,616	JPM	09/23/20	—	99
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$59,289	$124,494

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 88.5%

Equity Funds | 57.5%
Franklin FTSE Japan ETF	77,950	$1,897,303
Health Care Select Sector SPDR Fund	39,455	3,948,262
iShares Core Dividend Growth ETF	51,900	1,951,440
iShares Core MSCI EAFE ETF	27,760	1,586,762
iShares Core MSCI Europe ETF	36,925	1,578,913
iShares Expanded Tech Sector ETF	17,045	4,757,941
iShares Expanded Tech-Software Sector ETF	17,008	4,834,524
iShares MSCI Eurozone ETF	44,995	1,641,417
Vanguard Consumer Staples ETF	19,900	2,976,443
Vanguard S&P 500 ETF	53,239	15,089,530
Vanguard S&P 500 Growth ETF	20,542	3,839,300
		44,101,835
Fixed-Income Funds | 31.0%
Goldman Sachs Access Treasury 0-1 Year ETF	25,980	2,610,730
iShares 1-3 Year Treasury Bond ETF	89,400	7,742,934
Vanguard Intermediate-Term Corporate Bond ETF	40,215	3,826,055
Vanguard Intermediate-Term Treasury ETF	135,300	9,548,121
		23,727,840
Total Exchange-Traded Funds (Cost $60,805,739)		67,829,675

Short-Term Investments | 11.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $8,914,800)	8,914,800	8,914,800

Total Investments | 100.1% (Cost $69,720,539)		$76,744,475

Liabilities in Excess of Cash and Other Assets | (0.1)%		(96,982)

Net Assets | 100.0%		$76,647,493

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•)

Common Stocks | 57.5%

Australia | 3.4%
AGL Energy, Ltd.	3,795	$44,758
Altium, Ltd.	460	10,343
ASX, Ltd.	149	8,805
Atlas Arteria, Ltd.	24,235	111,286
BWP Trust REIT	3,718	9,838
Charter Hall Group REIT	6,271	42,655
Charter Hall Long Wale REIT	4,457	13,319
Coles Group, Ltd.	1,410	16,749
CSL, Ltd.	306	60,665
Goodman Group REIT	3,368	34,663
Ingenia Communities Group REIT	5,867	18,205
Inghams Group, Ltd.	7,487	16,547
Lendlease Group	2,700	23,172
Scentre Group REIT	19,783	29,789
Stockland REIT	14,745	33,869
Technology One, Ltd.	4,850	29,491
Transurban Group	12,387	120,960
Vicinity Centres REIT	7,952	7,886
Woolworths Group, Ltd.	2,126	54,825
		687,825
Belgium | 0.1%
Warehouses De Pauw CVA REIT	522	14,234

Brazil | 0.1%
JHSF Participacoes SA	10,200	13,317

Canada | 2.4%
Agnico Eagle Mines, Ltd.	250	16,015
Alimentation Couche-Tard, Inc., Class B	1,325	41,548
Atco, Ltd., Class I	993	29,455
Barrick Gold Corp.	860	23,168
BCE, Inc.	1,019	42,498
Canadian National Railway Co.	230	20,349

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Capital Power Corp.	787	$16,220
CI Financial Corp.	1,359	17,288
Empire Co., Ltd., Class A	474	11,351
Fairfax Financial Holdings, Ltd.	76	23,480
George Weston, Ltd.	126	9,230
Great-West Lifeco, Inc.	845	14,814
Loblaw Cos., Ltd.	556	27,075
Manulife Financial Corp.	1,146	15,591
Metro, Inc.	548	22,605
Northland Power, Inc.	2,878	72,035
Real Matters, Inc. (*)	729	14,219
Rogers Communications, Inc., Class B	313	12,577
Sun Life Financial, Inc.	217	7,974
TELUS Corp. (*)	300	5,032
The North West Co., Inc.	483	10,559
The Toronto-Dominion Bank	617	27,537
True North Commercial Real Estate Investment Trust	4,667	19,113
		499,733
China | 1.4%
China Aoyuan Group, Ltd.	6,000	7,265
China Evergrande Group	6,000	15,682
China Overseas Property Holdings, Ltd.	15,000	15,854
CIFI Holdings Group Co., Ltd.	26,000	20,291
Country Garden Holdings Co., Ltd.	11,000	13,537
Gemdale Properties & Investment Corp., Ltd.	52,000	9,678
KWG Group Holdings, Ltd.	14,500	24,316
Logan Group Co., Ltd.	25,000	44,687
Longfor Group Holdings, Ltd.	8,000	38,105
Poly Property Development Co., Ltd., Class H	1,600	16,124
Powerlong Real Estate Holdings, Ltd.	45,000	25,230
Shenzhen Investment, Ltd.	68,000	21,514
Sunac China Holdings, Ltd.	5,000	20,973
Times China Holdings, Ltd.	6,000	11,102
Yuexiu Property Co., Ltd.	58,000	10,336
		294,694

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Denmark | 0.7%
Coloplast A/S, Class B	399	$61,856
Novo Nordisk A/S, Class B	781	50,539
Scandinavian Tobacco Group A/S	2,479	36,545
		148,940
Finland | 0.0%
Citycon Oyj	1,307	9,082

France | 1.9%
Eutelsat Communications SA	7,223	66,553
Gecina SA REIT	91	11,233
L’Oreal SA (*)	59	18,915
Unibail-Rodamco-Westfield REIT	213	11,993
Vinci SA	2,936	269,991
		378,685
Germany | 0.9%
Allianz SE	56	11,422
Aroundtown SA (*)	3,790	21,693
Deutsche EuroShop AG (*)	687	9,685
Deutsche Wohnen SE	492	22,071
Fraport AG (*)	1,338	58,301
Sirius Real Estate, Ltd.	11,000	10,374
Vonovia SE	886	54,274
		187,820
Hong Kong | 1.4%
CK Asset Holdings, Ltd.	1,500	8,920
Dairy Farm International Holdings, Ltd.	3,100	14,437
Henderson Land Development Co., Ltd.	6,000	22,721
Jardine Matheson Holdings, Ltd.	72	3,009
Link Real Estate Investment Trust	5,500	44,879
Power Assets Holdings, Ltd.	16,000	86,885
Sands China, Ltd.	2,400	9,392
Shimao Property Holdings, Ltd.	7,500	31,783
Sun Hung Kai Properties, Ltd.	2,500	31,861
VTech Holdings, Ltd.	2,600	15,626
WH Group, Ltd.	20,500	17,593

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Wharf Real Estate Investment Co., Ltd.	1,000	$4,772
		291,878
Israel | 0.3%
Adgar Investment and Development, Ltd.	3,261	3,693
Azrieli Group, Ltd.	268	12,139
Israel Canada T.R, Ltd.	2,954	3,273
Mivne Real Estate KD, Ltd. (*)	4,602	8,303
Property & Building Corp., Ltd.	127	7,611
Reit 1, Ltd. REIT	2,248	8,211
Sella Capital Real Estate, Ltd. REIT	6,239	10,217
		53,447
Italy | 5.7%
ASTM SpA	3,512	80,361
Atlantia SpA (*)	14,114	226,367
Enel SpA	3,493	30,093
Hera SpA	24,348	91,444
Italgas SpA	19,562	113,510
Snam SpA	66,804	324,924
Terna Rete Elettrica Nazionale SpA	45,286	310,918
		1,177,617
Japan | 2.9%
Advance Residence Investment Corp. REIT	14	41,723
Dai-ichi Life Holdings, Inc.	1,000	11,910
Daito Trust Construction Co., Ltd.	200	18,376
Daiwa House Industry Co., Ltd.	1,300	30,661
East Japan Railway Co.	200	13,860
GLP J-Reit	21	30,494
Invesco Office J-Reit, Inc. REIT	88	11,476
Japan Logistics Fund, Inc. REIT	3	8,145
Japan Prime Realty Investment Corp. REIT	3	8,842
Japan Real Estate Investment Corp.	2	10,258
Kao Corp.	200	15,833
KDDI Corp.	900	26,985
Keihanshin Building Co., Ltd.	1,100	14,146
Kenedix, Inc.	2,200	10,841
LaSalle Logiport REIT	13	20,048

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

MCUBS MidCity Investment Corp. REIT	26	$18,871
Mitsubishi Estate Co., Ltd.	3,100	46,099
Mitsui Fudosan Co., Ltd.	1,700	30,123
Nippon Accommodations Fund, Inc. REIT	6	34,715
Nippon Building Fund, Inc. REIT	3	17,077
Nippon Prologis REIT, Inc.	6	18,235
NIPPON REIT Investment Corp.	5	16,277
NTT DOCOMO, Inc.	1,300	34,679
Omron Corp.	200	13,399
Open House Co., Ltd.	300	10,277
Orix JREIT, Inc.	8	10,499
Seven & I Holdings Co., Ltd.	400	13,054
Softbank Corp.	600	7,637
Tokio Marine Holdings, Inc.	300	13,070
Tosei Corp.	1,100	11,604
United Urban Investment Corp. REIT	11	11,828
West Japan Railway Co.	300	16,822
		597,864
Luxembourg | 0.4%
SES SA	12,499	85,273

Mexico | 0.1%
Corp Inmobiliaria Vesta SAB de CV	8,500	12,611
Fibra Uno Administracion SA de CV REIT	10,700	8,463
		21,074
Netherlands | 0.3%
Flow Traders	550	19,666
Koninklijke Ahold Delhaize NV	1,656	45,095
		64,761
New Zealand | 0.2%
Fisher & Paykel Healthcare Corp., Ltd., Class C	590	13,644
Meridian Energy, Ltd.	4,069	12,623
Spark New Zealand, Ltd.	5,325	15,768
		42,035

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Norway | 0.4%
Entra ASA	750	$9,585
Orkla ASA	3,671	32,178
Salmar ASA (*)	183	8,740
Telenor ASA	1,756	25,582
		76,085
Singapore | 1.1%
DBS Group Holdings, Ltd.	559	8,362
Jardine Cycle & Carriage, Ltd.	1,800	26,099
Keppel DC REIT	11,000	20,070
Manulife US Real Estate Investment Trust	38,400	29,277
Mapletree Commercial Trust REIT	9,600	13,329
Mapletree Industrial Trust REIT	33,000	68,580
Sheng Siong Group, Ltd.	55,400	65,675
		231,392
South Africa | 0.1%
Fortress REIT, Ltd., Class A	21,157	15,188

Spain | 1.8%
Ferrovial SA	13,141	349,400
Iberdrola SA	2,099	24,311
		373,711
Sweden | 0.9%
Axfood AB	1,376	30,019
Castellum AB	1,178	21,980
Catena AB	314	12,356
Fabege AB	760	8,871
Fastighets AB Balder, B Shares (*)	224	8,524
Hufvudstaden AB, Class A	950	11,791
Klovern AB, Class B	7,128	11,250
Nobina AB (*)	2,011	12,005
Nyfosa AB (*)	3,872	26,337
Sagax AB, Class D	2,971	9,287
Swedish Match AB	330	23,171
		175,591

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Switzerland | 1.1%
Allreal Holding AG	328	$64,902
Nestle SA	196	21,653
Novartis AG	571	49,615
Roche Holding AG	248	85,865
		222,035
United Arab Emirates | 0.1%
Aldar Properties PJSC	50,574	24,532

United Kingdom | 5.6%
Admiral Group PLC	1,149	32,699
AstraZeneca PLC	88	9,174
British American Tobacco PLC	278	10,681
GlaxoSmithKline PLC	1,200	24,314
Great Portland Estates PLC REIT	3,774	29,532
Howden Joinery Group PLC	4,429	30,300
Imperial Brands PLC	1,374	26,165
Linde PLC	80	16,969
National Grid PLC	28,841	353,164
Pennon Group PLC	12,176	168,633
RELX PLC	1,720	39,810
Savills PLC	1,110	11,340
Segro PLC REIT	6,688	74,086
Severn Trent PLC	1,969	60,412
SSE PLC	531	8,965
Unilever NV	384	20,366
United Utilities Group PLC	19,906	224,229
		1,140,839
United States | 24.2%
AbbVie, Inc.	344	33,774
Agilent Technologies, Inc.	130	11,488
Agree Realty Corp. REIT	314	20,633
Alexandria Real Estate Equities, Inc.	250	40,562
American Tower Corp. REIT	928	239,925
Americold Realty Trust REIT	406	14,738
Amgen, Inc.	40	9,434

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Aon PLC, Class A	339	$65,291
Apple, Inc.	152	55,450
AvalonBay Communities, Inc. REIT	125	19,330
Best Buy Co., Inc.	108	9,425
Biogen, Inc. (*)	37	9,899
Boston Properties, Inc. REIT	361	32,627
Bristol-Myers Squibb Co.	403	23,696
Brixmor Property Group, Inc. REIT	1,569	20,115
Brookfield Property REIT, Inc., Class A	877	8,735
Bunge, Ltd.	450	18,508
Camden Property Trust REIT	314	28,643
Campbell Soup Co.	411	20,398
Cboe Global Markets, Inc.	110	10,261
CBRE Group, Inc., Class A (*)	941	42,552
CF Industries Holdings, Inc.	385	10,834
Church & Dwight Co., Inc.	246	19,016
Cigna Corp. (*)	71	13,323
Colgate-Palmolive Co.	209	15,311
Community Healthcare Trust, Inc. REIT	314	12,843
Consolidated Edison, Inc.	383	27,549
Copart, Inc. (*)	151	12,574
CoreSite Realty Corp. REIT	250	30,265
Costco Wholesale Corp.	111	33,656
Crown Castle International Corp. REIT	1,099	183,918
CSX Corp.	5,255	366,484
Digital Realty Trust, Inc. REIT	596	84,698
Dollar General Corp.	160	30,482
Easterly Government Properties, In.	1,099	25,409
Eli Lilly & Co.	365	59,926
Equinix, Inc. REIT	150	105,345
Equity Lifestyle Properties, Inc. REIT	652	40,737
Equity Residential REIT	627	36,880
Essex Property Trust, Inc. REIT	175	40,105
Extra Space Storage, Inc. REIT	230	21,245
Facebook, Inc., Class A (*)	45	10,218
FactSet Research Systems, Inc.	57	18,723

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Fastenal Co.	356	$15,251
Ferguson PLC	147	12,025
Gaming and Leisure Properties, Inc. REIT	851	29,445
General Mills, Inc.	396	24,413
Gilead Sciences, Inc.	207	15,927
HD Supply Holdings, Inc. (*)	304	10,534
Healthcare Trust of America, Inc., Class A REIT	686	18,193
Healthpeak Properties, Inc. REIT	833	22,957
Hilton Worldwide Holdings, Inc.	1,101	80,868
Hormel Foods Corp.	804	38,809
Host Hotels & Resorts, Inc. REIT	1,126	12,150
Humana, Inc.	30	11,633
Intel Corp.	210	12,564
Invitation Homes, Inc. REIT	479	13,187
Iron Mountain, Inc. REIT	627	16,365
Johnson & Johnson	484	68,065
Kimberly-Clark Corp.	536	75,764
Lamar Advertising Co., Class A REIT	388	25,903
Lamb Weston Holdings, Inc.	152	9,717
Life Storage, Inc. REIT	157	14,907
Lockheed Martin Corp.	102	37,222
McDonald’s Corp.	83	15,311
McGrath RentCorp	132	7,129
Medical Properties Trust, Inc. REIT	1,725	32,430
Merck & Co., Inc.	598	46,243
Mid-America Apartment Communities, Inc. REIT	512	58,711
Nasdaq, Inc.	93	11,111
National Retail Properties, Inc. REIT	526	18,662
NIKE, Inc., Class B	148	14,511
Norfolk Southern Corp.	2,114	371,155
Northrop Grumman Corp.	125	38,430
Office Properties Income Trust REIT	343	8,908
Omega Healthcare Investors, Inc. REIT	712	21,168
Outfront Media, Inc. REIT	535	7,581
Pennsylvania Real Estate Investment Trust	2,196	2,987
PepsiCo, Inc.	135	17,855

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Pfizer, Inc.	834	$27,272
Prologis, Inc. REIT	1,647	153,715
PS Business Parks, Inc. REIT	157	20,787
Public Storage	407	78,099
Realty Income Corp. REIT	784	46,648
Regency Centers Corp. REIT	471	21,614
Regeneron Pharmaceuticals, Inc. (*)	17	10,602
Republic Services, Inc.	788	64,655
Retail Value, Inc. REIT	314	3,881
RLJ Lodging Trust REIT	800	7,552
Ross Stores, Inc.	237	20,202
S&P Global, Inc.	27	8,896
Sabra Health Care REIT, Inc.	955	13,781
SBA Communications Corp. REIT	157	46,773
Simon Property Group, Inc. REIT	685	46,840
Southwest Gas Holdings, Inc.	1,700	117,385
Starbucks Corp.	308	22,666
STORE Capital Corp. REIT	689	16,405
Summit Hotel Properties, Inc. REIT	1,372	8,136
Sun Communities, Inc. REIT	125	16,960
Sunstone Hotel Investors, Inc. REIT	1,627	13,260
Target Corp.	192	23,027
The Allstate Corp.	271	26,284
The Clorox Co.	322	70,637
The Coca-Cola Co.	254	11,349
The Hershey Co.	369	47,830
The Home Depot, Inc.	87	21,794
The Kroger Co.	284	9,613
The Procter & Gamble Co.	601	71,862
The Progressive Corp.	112	8,972
The TJX Cos., Inc.	465	23,510
Thermo Fisher Scientific, Inc.	204	73,917
Tupperware Brands Corp.	1,077	5,116
Tyson Foods, Inc., Class A	190	11,345
UniFirst Corp.	48	8,590
Union Pacific Corp.	688	116,320

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

United Parcel Service, Inc., Class B	117	$13,008
UnitedHealth Group, Inc.	144	42,473
Universal Health Realty Income Trust REIT	314	24,960
Ventas, Inc. REIT	784	28,710
VEREIT, Inc. REIT	3,845	24,723
Verizon Communications, Inc.	294	16,208
Vertex Pharmaceuticals, Inc. (*)	40	11,612
VICI Properties, Inc. REIT	501	10,115
Visa, Inc., Class A	256	49,452
Vulcan Materials Co.	150	17,377
Walmart, Inc.	567	67,915
Waste Management, Inc.	628	66,511
Waters Corp. (*)	37	6,675
Welltower, Inc. REIT	596	30,843
Weyerhaeuser Co. REIT	885	19,877
WP Carey, Inc. REIT	375	25,369
WW Grainger, Inc.	72	22,620
Xenia Hotels & Resorts, Inc. REIT	800	7,464
Zoetis, Inc.	90	12,334
		4,967,657
Total Common Stocks (Cost $11,366,563)		11,795,309

Description	Security Currency	Principal Amount (000)	Fair Value

Foreign Government Obligations | 9.1%

Australia | 0.4%
Australia Government Bonds, 3.000%, 09/20/25	AUD	84	$84,705

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Canada | 0.8%
Canadian Government Real Return Bonds:
4.250%, 12/01/21	CAD	57	$44,467
4.250%, 12/01/26	CAD	53	50,216
2.000%, 12/01/41	CAD	73	77,148
			171,831
Denmark | 0.6%
Denmark Inflation Linked Government Bonds (††), 0.100%, 11/15/23	DKK	714	112,561

France | 1.2%
Government of France, 1.850%, 07/25/27	EUR	188	254,457

Germany | 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds (††), 0.100%, 04/15/23	EUR	88	100,597

Italy | 1.3%
Italy Buoni Poliennali Del Tesoro:
0.100%, 05/15/22	EUR	69	76,539
2.600%, 09/15/23	EUR	42	50,621
2.350%, 09/15/24	EUR	105	127,890
			255,050
Japan | 0.2%
Japanese Government CPI Linked Bonds (††), 0.100%, 03/10/26	JPY	5,385	49,591

New Zealand | 1.2%
New Zealand Government Bonds:
2.000%, 09/20/25	NZD	65	50,922
3.000%, 09/20/30	NZD	215	195,556
			246,478

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Spain | 1.4%
Spain Government Inflation Linked Bonds (††):
0.300%, 11/30/21	EUR	146	$165,611
1.800%, 11/30/24	EUR	91	113,156
			278,767
Sweden | 0.2%
Sweden Inflation Linked Bonds (††), 3.500%, 12/01/28	SEK	235	47,505

United Kingdom | 1.3%
United Kingdom Gilt Inflation Linked (††):
1.875%, 11/22/22	GBP	121	166,256
0.750%, 03/22/34	GBP	48	94,819
			261,075
Total Foreign Government Obligations (Cost $1,812,019)			1,862,617

US Treasury Securities | 13.7%
Treasury Inflation Protected Security (††):
1.125%, 01/15/21	USD	1,093	1,103,593
0.125%, 04/15/21	USD	481	484,236
0.125%, 01/15/23	USD	56	56,959
2.375%, 01/15/25	USD	320	368,475
2.500%, 01/15/29	USD	612	784,364

Total US Treasury Securities (Cost $2,694,102)			2,797,627

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Shares (000)	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Exchange-Traded Funds | 2.9%
SPDR Gold Shares (∆) (Cost $489,772)	3,596	$601,863

Short-Term Investments | 18.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (∆) (Cost $3,782,426)	3,782,426	3,782,426

Total Investments | 101.6%
(Cost $20,144,882) (»)		$20,839,842

Liabilities in Excess of Cash and Other Assets | (1.6)%		(329,713)

Net Assets | 100.0%		$20,510,129

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Forward Currency Contracts open at June 30, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

CAD	34,930	USD	25,514	MSC	09/23/20	$145	$—
EUR	83,840	USD	94,193	SSB	09/25/20	204	—
GBP	2,381	USD	3,001	HSB	09/23/20	—	55
USD	76,225	AUD	111,272	CIT	09/25/20	—	490
USD	34,496	AUD	50,119	HSB	09/23/20	—	58
USD	49,803	AUD	72,359	JPM	09/23/20	—	84
USD	163,119	AUD	238,230	SSB	09/25/20	—	1,125
USD	34,616	CAD	46,894	CIT	09/23/20	169	—
USD	27,197	CAD	36,969	CIT	09/25/20	41	—
USD	127,450	CAD	172,633	HSB	09/23/20	637	—
USD	29,081	CAD	39,392	MSC	09/23/20	144	—
USD	116,793	DKK	771,391	CIT	09/23/20	253	—
USD	851,292	EUR	756,630	CIT	09/25/20	—	611
USD	56,094	EUR	49,812	HSB	09/23/20	13	—
USD	829,128	EUR	737,757	HSB	09/23/20	—	1,487
USD	316,463	EUR	280,058	HSB	09/25/20	1,140	—
USD	897,339	EUR	797,759	SSB	09/25/20	—	872
USD	87,794	GBP	69,651	CIT	09/23/20	1,598	—
USD	179,939	GBP	142,755	HSB	09/23/20	3,274	—
USD	40,066	GBP	32,554	HSB	09/25/20	—	221
USD	762,546	GBP	613,026	HSB	09/25/20	3,895	—
USD	45,250	HKD	350,953	CIT	09/25/20	—	10
USD	40,590	HKD	314,811	SSB	09/25/20	—	9
USD	25,359	JPY	2,715,237	JPM	09/23/20	144	—
USD	68,426	NZD	106,107	CIT	09/23/20	47	—
USD	50,782	NZD	79,222	HSB	09/23/20	—	272
USD	74,911	NZD	116,206	HSB	09/23/20	23	—
USD	53,584	NZD	83,100	JPM	09/23/20	32	—
USD	35,121	SEK	328,325	HSB	09/23/20	—	191
USD	16,126	SEK	150,834	JPM	09/23/20	—	97
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$11,759	$5,582

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Futures Contracts open at June 30, 2020 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation

Natural Gas	8	$80,000	08/27/2020	$154,018	$143,120	$—	$10,898
Low Sulphur Gasoil	1	100	09/10/2020	33,128	35,900	2,772	—
Sugar 11	2	224,000	09/30/2020	25,925	26,790	865	—
Cotton No. 2	1	50,000	12/08/2020	29,784	30,440	656	—
Soybean Oil	1	60,000	12/14/2020	17,260	17,286	26	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$4,319	$10,898

Total Return Swap Agreements open at June 30, 2020 (Δ):

		Notional	Expiration				Payment	Unrealized
Currency	Counterparty	Amount	Date	Receive	Pay	Payable	Frequency	Depreciation

USD	GSC	$2,642,697	10/23/20	Appreciation,	0.00%	Depreciation,	Upon	$620,586
				and dividends paid, on commodities in a custom momentum basket		and dividend expense (if applicable), on commodities in a custom momentum basket	Maturity(a)

(a)	For swap agreements, the net settlement will occur on the expiration date.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Lazard Real Assets and Pricing Opportunities Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of June 30, 2020:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount

Aluminum	BCOMAL	4.31%
Bean Oil	BCOMBO	2.39
Brent Crude	BCOMCO	5.87
Coffee	BCOMKC	4.64
Copper	BCOMHG	12.89
Corn	BCOMCN	8.27
Cotton	BCOMCT	0.01
Crude Oil	BCOMCO	7.22
Gasoline (RBOB)	BCOMRB	0.79
Gold	BCOMGC	2.27
Heating Oil	BCOMHO	4.70
Kansas Wheat	BCOMKW	2.94
Lean Hogs	BCOMLH	0.73
Live Cattle	BCOMLC	4.39
Natural Gas	BCOMNG	3.97
Nickel	BCOMNI	3.71
Silver	BCOMSI	6.28
Soy Meal	BCOMSM	4.83
Soybeans	BCOMSY	8.48
Sugar	BCOMSB	2.46
Wheat	BCOMWH	5.13
Zinc	BCOMZS	3.72
Total		100.00%

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments

June 30, 2020 (unaudited)

(*)	Non-income producing security.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2020.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2020, these securities amounted to 0.6% of the net assets of Lazard Global Dynamic Multi-Asset Portfolio.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(•)	Lazard Real Assets and Pricing Opportunities Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(Δ)	The security is owned by Lazard Real Assets and Pricing Opportunities Portfolio, Ltd., a wholly owned subsidiary of Lazard Real Assets and Pricing Opportunities Portfolio. See Note 1 in the Notes to the Financial Statements.

Security Abbreviations:

ADR	— American Depositary Receipt
BBSW	— Bank Bill Swap Reference Rate
CPI	— Consumer Price Index
ETF	— Exchange-Traded Fund
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
NIBOR	— Norway Interbank Offered Rate
PJSC	— Public Joint Stock Company
PRIBOR	— Prague Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFRRATE	— Secured Overnight Financing Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	— Australian Dollar	ILS	— Israeli Shekel
CAD	— Canadian Dollar	JPY	— Japanese Yen
CHF	— Swiss Franc	KRW	— South Korean Won
CLP	— Chilean Peso	MXN	— Mexican New Peso
CNH	— Chinese Yuan Renminbi	NOK	— Norwegian Krone
CZK	— Czech Koruna	NZD	— New Zealand Dollar
DKK	— Danish Krone	PLN	— Polish Zloty
EUR	— Euro	SEK	— Swedish Krona
GBP	— British Pound Sterling	SGD	— Singapore Dollar
HKD	— Hong Kong Dollar	THB	— Thai Baht
HUF	— Hungarian Forint	USD	— United States Dollar
IDR	— Indonesian Rupiah

Counterparty Abbreviations:
CIT	— Citibank NA	JPM	— JPMorgan Chase Bank NA
GSC	— Goldman Sachs International	MSC	— Morgan Stanley & Co.
HSB	— HSBC Bank USA NA	SSB	— State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets and Pricing Opportunities Portfolio

Common Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	0.6%	0.4%
Air Freight & Logistics	—	0.1
Auto Components	0.1	—
Automobiles	1.8	—
Banks	4.5	0.2
Beverages	1.8	0.1
Biotechnology	0.5	0.7
Building Products	0.1	—
Capital Markets	2.4	0.5
Chemicals	0.3	0.1
Commercial Services & Suppliers	—	0.8
Communications Equipment	0.4	0.1
Construction & Engineering	—	3.0
Construction Materials	—	0.1
Consumer Finance	0.6	—
Containers & Packaging	0.1	—
Distributors	0.1	0.1
Diversified Financial Services	1.7	—
Diversified Telecommunication Services	1.6	0.5
Electric Utilities	0.3	2.2
Electrical Equipment	1.2	—
Electronic Equipment, Instruments & Components	0.2	0.1
Entertainment	0.4	—
Equity Real Estate Investment Trusts (REITs)	0.1	13.6
Food & Staples Retailing	0.8	2.3
Food Products	0.6	1.3
Gas Utilities	—	2.7
Health Care Equipment & Supplies	0.5	0.4
Health Care Providers & Services	0.8	0.3
Hotels, Restaurants & Leisure	2.4	0.6
Household Products	1.8	1.2
Independent Power & Renewable Electricity Producers	0.2	0.5
Industrial Conglomerates	0.3	—
Insurance	0.9	1.1
Interactive Media & Services	0.8	0.1
Internet & Direct Marketing Retail	1.2	—
IT Services	1.0	0.2
Leisure Products	0.4	—
Life Sciences Tools & Services	0.8	0.4

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets and Pricing Opportunities Portfolio

Machinery	1.2%	—%
Media	0.1	0.7
Metals & Mining	0.3	0.2
Multiline Retail	0.4	0.3
Multi-Utilities	0.2	2.7
Oil, Gas & Consumable Fuels	0.4	—
Personal Products	1.4	0.3
Pharmaceuticals	3.1	2.2
Professional Services	0.7	0.2
Real Estate Management & Development	0.3	5.2
Road & Rail	0.4	4.5
Semiconductors & Semiconductor Equipment	0.9	0.1
Software	3.5	0.2
Specialty Retail	1.3	0.4
Technology Hardware, Storage & Peripherals	2.0	0.3
Textiles, Apparel & Luxury Goods	0.2	0.1
Tobacco	—	0.5
Trading Companies & Distributors	0.2	0.4
Transportation Infrastructure	—	2.9
Water Utilities	—	2.2
Wireless Telecommunication Services	1.0	0.4
Subtotal	48.9	57.5
Exchange Traded Funds	8.0	2.9
Foreign Government Obligations	21.8	9.1
Supranational Bonds	4.9	—
US Municipal Bonds	0.8	—
US Treasury Securities	10.5	13.7
Short-Term Investments	8.6	18.4
Total Investments	103.5%	101.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

	Lazard	Lazard
	Global Dynamic	Opportunistic
	Multi-Asset	Strategies
June 30, 2020	Portfolio	Portfolio
ASSETS
Investments in securities, at fair value	$54,774,165	$76,744,475
Cash	330	—
Cash collateral due from broker on futures contracts swap agreements	—	—
Foreign currency, at fair value	519	—
Receivables for:
Dividends and interest	281,440	76,812
Capital stock sold	—	150
Investments sold	417,976	—
Amount due from Investment Manager (Note 3)	—	—
Receivable for variation margin on open futures contracts	—	—
Gross unrealized appreciation on forward currency contracts	59,289	—
Prepaid expenses	1,688	15,353
Total assets	55,535,407	76,836,790
LIABILITIES
Payables for:
Management fees	16,309	46,435
Accrued professional services	42,449	33,086
Accrued distribution fees	58	34
Accrued directors’ fees	—	—
Capital stock redeemed	—	100,525
Investments purchased	2,413,435	—
Gross unrealized depreciation on:
Forward currency contracts	124,494	—
Swap agreements	—	—
Other accrued expenses and payables	16,584	9,217
Total liabilities	2,613,329	189,297
Net assets	$52,922,078	$76,647,493
NET ASSETS
Paid in capital	$52,389,513	$71,607,881
Distributable earnings (Accumulated loss)	532,565	5,039,612
Net assets	$52,922,078	$76,647,493
Institutional Shares
Net assets	$52,651,644	$76,507,262
Shares of capital stock outstanding*	5,431,255	7,750,890
Net asset value, offering and redemption price per share	$9.69	$9.87

Open Shares
Net assets	$270,434	$140,231
Shares of capital stock outstanding*	27,925	14,304
Net asset value, offering and redemption price per share	$9.68	$9.80

Cost of investments in securities	$51,998,550	$69,720,539
Cost of foreign currency	$518	$—

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

50  Semi-Annual Report

Lazard Real Assets and Pricing Opportunities Portfolio (a)

$20,839,842
—

394,052
4,373
69,280
—
66,155
5,547
4,264
11,759
8,852
21,404,124

—
47,759
18 1,404
—
203,273
5,582
620,586
15,373
893,995
$20,510,129

$20,637,520
(127,391)
$20,510,129

$20,418,512
2,111,626

$9.67

$91,617
9,486

$9.66

$20,144,882
$4,369

Semi-Annual Report  51

The Lazard Funds, Inc. Statements of Operations (unaudited)

	Lazard	Lazard
	Global Dynamic	Opportunistic
	Multi-Asset	Strategies
For the Period Ended June 30, 2020	Portfolio	Portfolio
Investment Income (Loss)

Income
Dividends	$253,762	$563,814
Interest	190,272	43,609
Total investment income*	444,034	607,423

Expenses
Management fees (Note 3)	186,123	381,804
Professional services	22,990	24,932
Registration fees	18,035	18,733
Custodian fees	74,442	16,649
Administration fees	10,312	12,176
Shareholders’ reports	2,193	9,662
Shareholders’ services	4,267	6,681
Directors’ fees and expenses	3,566	4,330
Distribution fees (Open Shares)	357	211
Other^	2,503	3,244
Total gross expenses before interest expense	324,788	478,422
Interest expense	—	7,179
Total gross expenses	324,788	485,601
Management fees waived and expenses reimbursed	(114,927)	(88,455)
Total net expenses	209,861	397,146
Net investment income (loss)	234,173	210,277

Net Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Foreign Currency Transactions, Forward Currency Contracts, Futures Contracts and Swap Agreements
Net realized gain (loss) on:
Investments**	(2,172,078)	(2,091,463)
Securities sold short	—	(146,392)
Foreign currency transactions	(32,471)	—
Forward currency contracts	290,544	—
Futures contracts	—	—
Swap agreements	—	—
Total net realized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts, futures contracts and swap agreements	(1,914,005)	(2,237,855)

The accompanying notes are an integral part of these financial statements.

52  Semi-Annual Report

Lazard Real Assets and Pricing Opportunities Portfolio (a)

$161,451
25,688
187,139

59,799
28,636
18,187
48,242
8,472
2,084
3,583
9,256
327
4,255
182,841
—
182,841
(105,540)
77,301
109,838

(320,713)
—
350
11,728
(88,381)
187,406

(209,610)

Semi-Annual Report  53

	Lazard	Lazard
	Global Dynamic	Opportunistic
	Multi-Asset	Strategies
For the Period Ended June 30, 2020	Portfolio	Portfolio
Net change in unrealized appreciation (depreciation) on:
Investments	$(2,694,719)	$1,215,400
Securities sold short	—	473,033
Foreign currency translations	2,074	—
Forward currency contracts	(62,034)	—
Futures contracts	—	—
Swap agreements	—	—
Total net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency translations, forward currency contracts, futures contracts and swap agreements	(2,754,679)	1,688,433
Net realized and unrealized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts, futures contracts and swap agreements	(4,668,684)	(549,422)
Net increase (decrease) in net assets resulting from operations	$(4,434,511)	$(339,145)
* Net of foreign withholding taxes of	$10,654	$—
** Net of foreign capital gains taxes of	$—	$—
^ Includes interest on line of credit of	$26	$72

(a)	Consolidated Statement of Operations.

The accompanying notes are an integral part of these financial statements.

54  Semi-Annual Report

Lazard
Real Assets and
Pricing Opportunities
Portfolio (a)

$(775,024)
—
(286)
67,889
(4,251)
(633,987)

(1,345,659)

(1,555,269)

$(1,445,431)
$9,933
$86
$58

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  55

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard
	Global Dynamic Multi-Asset Portfolio
	Six Months Ended	Year Ended
	June 30, 2020	December 31,
	(unaudited)	2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$234,173	$647,125
Net realized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts, futures contracts and swap agreements	(1,914,005)	(34,410)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency translations, forward currency contracts, futures contracts and swap agreements	(2,754,679)	6,947,863
Net increase (decrease) in net assets resulting from operations	(4,434,511)	7,560,578

Distributions to shareholders (Note 2(h))
Net investment Income and net realized gains
Institutional Shares	—	(607,408)
Open Shares	—	(2,851)
Net decrease in net assets resulting from distributions	—	(610,259)

Capital stock transactions
Net proceeds from sales
Institutional Shares	11,794,424	3,315,020
Open Shares	38,180	101,513
Net proceeds from reinvestment of distributions
Institutional Shares	—	607,408
Open Shares	—	2,851
Cost of shares redeemed
Institutional Shares	(2,222,342)	(5,930,367)
Open Shares	(28,182)	(74,979)
Net increase (decrease) in net assets from capital stock transactions	9,582,080	(1,978,554)
Total increase (decrease) in net assets	5,147,569	4,971,765
Net assets at beginning of period	47,774,509	42,802,744
Net assets at end of period	$52,922,078	$47,774,509

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Lazard		Lazard Real Assets and
Opportunistic Strategies Portfolio		Pricing Opportunities Portfolio (a)
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2020	December 31,	June 30, 2020	December 31,
(unaudited)	2019	(unaudited)	2019

$210,277	$996,030	$109,838	$274,713

(2,237,855)	3,928,159	(209,610)	(29,648)

1,688,433	9,164,208	(1,345,659)	2,305,670

(339,145)	14,088,397	(1,445,431)	2,550,735

—	(1,640,929)	(79,811)	(392,070)
—	(3,453)	(217)	(1,189)

—	(1,644,382)	(80,028)	(393,259)

2,443,588	7,393,394	4,490,116	246,555
1,333	6,169	1,040,255	15,632

—	1,534,238	79,811	392,070
—	3,285	217	1,189

(9,112,509)	(40,611,931)	(90,349)	(1,438,693)
(62,297)	(121,466)	(1,064,421)	(653)

(6,729,885)	(31,796,311)	4,455,629	(783,900)
(7,069,030)	(19,352,296)	2,930,170	1,373,576
83,716,523	103,068,819	17,579,959	16,206,383
$76,647,493	$83,716,523	$20,510,129	$17,579,959

Semi-Annual Report   57

	Lazard Global Dynamic Multi-Asset Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	4,403,915	4,593,006
Shares sold	1,256,879	324,728
Shares issued to shareholders from reinvestment of distributions	—	56,451
Shares redeemed	(229,539)	(570,270)
Net increase (decrease)	1,027,340	(189,091)
Shares outstanding at end of period	5,431,255	4,403,915

Open Shares
Shares outstanding at beginning of period	27,210	24,305
Shares sold	3,705	9,879
Shares issued to shareholders from reinvestment of distributions	—	265
Shares redeemed	(2,990)	(7,239)
Net increase (decrease)	715	2,905
Shares outstanding at end of period	27,925	27,210
(a)	Consolidated Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets and Pricing Opportunities Portfolio (a)
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

8,460,555	11,766,647	1,639,120	1,715,687
270,550	781,937	473,487	23,075

—	155,602	8,999	37,072
(980,215)	(4,243,631)	(9,980)	(136,714)
(709,665)	(3,306,092)	472,506	(76,567)
7,750,890	8,460,555	2,111,626	1,639,120

21,180	32,902	6,050	4,528
145	648	118,281	1,474
—	335	24	112

(7,021)	(12,705)	(114,870)	(64)
(6,876)	(11,722)	3,435	1,522
14,304	21,180	9,485	6,050

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The Lazard Funds, Inc. Financial Highlights

LAZARD GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share	Six Months				For the Period
of capital stock outstanding	Ended	Year Ended			5/27/16* to
throughout the period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$10.78	$9.27	$11.49	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.14	0.16	0.15	0.06
Net realized and unrealized gain (loss)	(1.14)	1.51	(0.92)	1.92	(0.01)

Total from investment operations	(1.09)	1.65	(0.76)	2.07	0.05
Less distributions from:
Net investment income	—	(0.14)	(0.20)	(0.14)	(0.05)
Net realized gains	—	—	(1.26)	(0.44)	— (b)

Total distributions	—	(0.14)	(1.46)	(0.58)	(0.05)
Net asset value, end of period	$9.69	$10.78	$9.27	$11.49	$10.00

Total Return (c)	–10.11%	17.80%	–6.35%	20.69%	0.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,652	$47,481	$42,577	$68,761	$48,544
Ratios to average net assets (d):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.39%	1.45%	1.34%	1.42%	2.14%
Net investment income (loss)	1.01%	1.36%	1.36%	1.40%	0.95%
Portfolio turnover rate	109%	125%	120%	102%	67%

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Selected data for a share	Six Months				For the Period
of capital stock outstanding	Ended	Year Ended			5/27/16* to
throughout the period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$10.78	$9.27	$11.49	$10.00	$10.00
Income (Loss) from Investment operations:
Net investment income (loss) (a)	0.04	0.11	0.12	0.12	0.04
Net realized and unrealized gain (loss)	(1.14)	1.51	(0.91)	1.91	(0.01)

Total from investment operations	(1.10)	1.62	(0.79)	2.03	0.03
Less distributions from:
Net investment income	—	(0.11)	(0.17)	(0.10)	(0.03)
Net realized gains	—	—	(1.26)	(0.44)	— (b)

Total distributions	—	(0.11)	(1.43)	(0.54)	(0.03)
Net asset value, end of period	$9.68	$10.78	$9.27	$11.49	$10.00

Total Return (c)	–10.20%	17.46%	–6.64%	20.33%	0.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$270	$293	$225	$414	$210
Ratios to average net assets (d):
Net expenses	1.15%	1.18%	1.20%	1.20%	1.20%
Gross expenses	2.91%	5.45%	4.20%	5.79%	9.43%
Net investment income (loss)	0.76%	1.10%	1.07%	1.09%	0.72%
Portfolio turnover rate	109%	125%	120%	102%	67%

†	Unaudited
*	The Portfolio commenced operations on May 27, 2016.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
Institutional Shares
Net asset value, beginning of period	$9.87	$8.74	$10.60	$9.70	$9.36		$10.02
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.10	0.14	0.10	0.16	^	0.07
Net realized and unrealized gain (loss)	(0.03)	1.23	(1.48)	1.62	0.34		(0.46)
Total from investment operations	—	1.33	(1.34)	1.72	0.50		(0.39)
Less distributions from:
Net investment income	—	(0.12)	(0.02)	(0.14)	(0.14)		(0.03)
Net realized gains	—	(0.08)	(0.48)	(0.68)	—		(0.24)
Return of capital	—	—	(0.02)	—	(0.02)		— (b)
Total distributions	—	(0.20)	(0.52)	(0.82)	(0.16)		(0.27)
Redemption fees	—	—	—	—	—	(b)	— (b)
Net asset value, end of period	$9.87	$9.87	$8.74	$10.60	$9.70		$9.36
Total Return (c)	0.00%	15.16%	–12.72%	17.74%	5.36	%^	–3.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$76,507	$83,509	$102,783	$151,767	$141,494		$170,626
Ratios to average net assets (d):
Net expenses	1.04%	1.22%	1.02%	1.05%	1.02	%^	1.02%
Gross expenses	1.26%	1.43%	1.15%	1.18%	1.19%		1.18%
Gross expenses, excluding expenses on securities sold short	1.24%	1.23%	1.15%*	1.15%	1.19%		1.18%
Net investment income (loss)	0.55%	1.08%	1.32%	0.99%	1.72	%^	0.66%
Portfolio turnover rate:
Excluding securities sold short	55%	82%	227%	142%	238%		255%
Including securities sold short	61%	99%	N/A *	153%	N/A	*	N/A *

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
Open Shares
Net asset value, beginning of period	$9.82	$8.69	$10.55	$9.65	$9.32		$10.02
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.07	0.10	0.05	0.13	^	0.01
Net realized and unrealized gain (loss)	(0.03)	1.23	(1.46)	1.64	0.33		(0.47)
Total from investment operations	(0.02)	1.30	(1.36)	1.69	0.46		(0.46)
Less distributions from:
Net investment income	—	(0.09)	—	(0.11)	(0.11)		— (b)
Net realized gains	—	(0.08)	(0.48)	(0.68)	—		(0.24)
Return of capital	—	—	(0.02)	—	(0.02)		— (b)
Total distributions	—	(0.17)	(0.50)	(0.79)	(0.13)		(0.24)
Net asset value, end of period	$9.80	$9.82	$8.69	$10.55	$9.65		$9.32
Total Return (c)	–0.20%	14.91%	–13.05%	17.48%	4.97	%^	–4.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$140	$208	$286	$428	$823		$725
Ratios to average net assets (d):
Net expenses	1.29%	1.51%	1.32%	1.34%	1.32	%^	1.32%
Gross expenses	5.64%	3.78%	4.22%	3.87%	3.31%		1.66%
Gross expenses, excluding expenses on securities sold short	5.62%	3.58%	4.22%*	3.85%	3.31	%*	1.66%*
Net investment income (loss)	0.30%	0.76%	1.00%	0.53%	1.43	%^	0.15%
Portfolio turnover rate:
Excluding securities sold short	55%	82%	227%	142%	238%		255%
Including securities sold short	61%	99%	N/A *	153%	N/A	*	N/A *

The accompanying notes are an integral part of these financial statements.

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†	Unaudited
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to period custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year.
*	No securities sold short during the year.

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

LAZARD REAL ASSETS AND PRICING OPPORTUNITIES PORTFOLIO^

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 12/31/16* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$10.69	$9.42	$10.71	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.16	0.16	0.19	—
Net realized and unrealized gain (loss)	(1.03)	1.35	(0.96)	0.78	— (b)

Total from investment operations	(0.97)	1.51	(0.80)	0.97	— (b)
Less distributions from:
Net investment income	(0.05)	(0.24)	(0.25)	(0.13)	—
Net realized gains	—	— (b)	(0.24)	(0.13)	—

Total distributions	(0.05)	(0.24)	(0.49)	(0.26)	—

Net asset value, end of period	$9.67	$10.69	$9.42	$10.71	$10.00

Total Return (c)	–9.07%	16.07%	–7.47%	9.80%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,419	$17,515	$16,164	$17,812	$13,090
Ratios to average net assets (d):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.00%
Gross expenses	2.12%	2.20%	2.04%	3.13%	3.49%
Net investment income (loss)	1.28%	1.59%	1.53%	1.79%	0.00%
Portfolio turnover rate	33%	44%	72%	76%	0%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 1/9/17* to
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17

Open Shares
Net asset value, beginning of period	$10.67	$9.41	$10.70	$10.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.14	0.14	0.18
Net realized and unrealized gain (loss)	(1.06)	1.33	(0.96)	0.74
Total from investment operations	(0.98)	1.47	(0.82)	0.92
Less distributions from:
Net investment income	(0.03)	(0.21)	(0.23)	(0.12)
Net realized gains	—	— (b)	(0.24)	(0.13)

Total distributions	(0.03)	(0.21)	(0.47)	(0.25)

Net asset value, end of period	$9.66	$10.67	$9.41	$10.70

Total Return (c)	–9.21%	15.70%	–7.70%	9.17%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$92	$65	$43	$135
Ratios to average net assets (d):
Net expenses	1.15%	1.10%	1.15%	1.15%
Gross expenses	3.65%	23.75%	13.72%	20.65%
Net investment income (loss)	1.79%	1.39%	1.29%	1.69%
Portfolio turnover rate	33%	44%	72%	76%

†	Unaudited
^	Consolidated Financial Highlights.
*	The inception date for the Institutional Shares was December 30, 2016 and for the Open Shares was January 9, 2017.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2020 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2020, the Fund was comprised of thirty no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Global Dynamic Multi-Asset, Opportunistic Strategies and Real Assets and Pricing Opportunities Portfolios. The financial statements of the other twenty-seven Portfolios are presented separately.

The Portfolios are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ Prospectus).

Lazard Real Assets and Pricing Opportunities Portfolio commenced investment operations and issued Institutional Shares on December 30, 2016. Lazard Real Assets and Pricing Opportunities Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands, was incorporated on October 7, 2016 and commenced operations on December 30, 2016. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objectives and policies as described in its prospectus. The Portfolio expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of June 30, 2020, net assets of the Portfolio were $20,510,129, of which $3,757,117, or 18.32%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

Semi-Annual Report   67

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for domestic equity securities) or the closing price (for foreign equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a foreign equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Exchange-traded futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Swap agreements, such as credit default, interest rate and total return swap agreements, generally are valued by an independent pricing service. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, may be completed

68   Semi-Annual Report

before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

The Valuation Committee of the Investment Manager, which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Semi-Annual Report   69

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign cur-

70   Semi-Annual Report

rency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service. Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, a Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period ended June 30, 2020, the Global Dynamic Multi-Asset and Real Assets and Pricing Opportunities Portfolios traded in forward currency contracts.

(d) Futures Contracts—For hedging and investment purposes, certain Portfolios may enter into futures contracts in US domestic markets, or exchanges located outside the United States.

Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges,

Semi-Annual Report   71

trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio’s net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

During the period ended June 30, 2020, the Real Assets and Pricing Opportunities Portfolio traded in futures contracts.

(e) Swap Agreements—Swap agreements on equity securities involve commitments to pay interest in exchange for a market linked return based on a notional amount. The counterparty pays out the total return of the equity security or basket of equity securities and, in return, receives a regular stream of payments, based on an agreed-upon interest rate. To the extent the total return of the security or basket of securities underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indexes underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

72   Semi-Annual Report

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2020, the Real Assets and Pricing Opportunities Portfolios traded in swap agreements.

(g) Federal Income Taxes—The Fund’s policy is to have each Portfolio qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2019, the Portfolios had no unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains.

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2019, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral

Global Dynamic Multi-Asset	$—	$136,947
Real Assets and Pricing Opportunities	—	24,110

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Semi-Annual Report   73

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Global Dynamic Multi-Asset	$51,998,550	$3,062,772	$352,362	$2,710,410
Opportunistic Strategies	69,720,539	7,440,333	416,397	7,023,936
Real Assets and Pricing Opportunities	20,144,882	1,534,510	1,460,538	73,972

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(h) Dividends and Distributions—Dividends from net investment income, if any, will be declared and paid annually, except that the Real Assets and Pricing Opportunities Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Real Assets and Pricing Opportunities Portfolio’s ordinary income and/or capital gains for that year, or any future tax year.

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Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, distributions redesignations, distributions in excess of current earnings, equalization, Treasury Inflation-Protected Securities, currency straddles, passive foreign investment companies, certain fixed- income securities, expenses, derivatives and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(i) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. The Portfolios’ income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(j) Redemption Fee—Until August 15, 2016, the Portfolios imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date

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of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(l) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Global Dynamic Multi-Asset	0.80%
Opportunistic Strategies	1.00
Real Assets and Pricing Opportunities	0.70

The Investment Manager provides investment management and other services to the Subsidiary. The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, the Real Assets and Pricing Opportunities

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Portfolio pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2021 the aggregate direct expenses of the Portfolio(s), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims, and extraordinary expenses, exceed the applicable percentage(s) of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

	Institutional	Open
Portfolio	Shares	Shares

Global Dynamic Multi-Asset	0.90%	1.15%
Opportunistic Strategies	1.02	1.27
Real Assets and Pricing Opportunities	0.90	1.15

During the period ended June 30, 2020, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
	Management	Expenses	Management	Expenses
Portfolio	Fees Waived	Reimbursed	Fees Waived	Reimbursed

Global Dynamic Multi-Asset	$112,418	$—	$1,141	$1,368
Opportunistic Strategies	84,778	—	845	2,832
Real Assets and Pricing Opportunities	58,884	43,400	915	2,341

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street provides the Fund with custody and certain fund administration and accounting services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference

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between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, the Lazard Opportunistic Strategies Portfolio experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for distribution and servicing of accounts. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals for providing these services.

DST is the Fund’s transfer and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2020, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $237,000, (2) an additional annual fee of $33,700 to the lead Independent Director, and (3) an additional annual fee of $23,500 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors also are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meet-

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ings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated based upon each active portfolio’s proportionate share of combined net assets. The Statement of Operations shows the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the period ended June 30, 2020 were as follows:

Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$47,922,343	$44,058,915
Opportunistic Strategies	43,387,017	43,891,606
Real Assets and Pricing Opportunities	7,254,275	4,122,954

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$7,153,577	$2,422,218
Real Assets and Pricing Opportunities	770,477	736,993

For the period ended June 30, 2020, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million Line of Credit Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the higher of the Federal Funds rate or One-Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has

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also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2020, the following Portfolios had borrowings under the Agreement as follows:

				Number
			Weighted	of Days
	Average	Maximum	Average	Borrowings
	Daily Loan	Daily Loan	Interest	were
Portfolio	Balance*	Outstanding	Rate	Outstanding

Global Dynamic Multi-Asset	$2,164	$790,000	1.20%	1
Opportunistic Strategies	5,219	430,000	1.36	6
Real Assets and Pricing Opportunities	4,137	755,000	1.39	2

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with LIBOR. A Portfolio’s outstanding balance on the line of credit, if any, would be categorized as Level 2.

7. Investment Risks

 (a) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(b) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include

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less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager generally does not intend to actively hedge a Portfolio’s foreign currency exposure.

(d) Real Estate Investments and REITs Risk—Portfolios that invest in Real Estate Investments and/or REITs could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by a Portfolio may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of a Portfolio could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally.

The risks related to investments in Realty Companies and Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

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REITs are subject to similar risks as Real Estate Investments. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of other stocks traded on national exchanges, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, and they generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

(e) Subsidiary Risk—The Real Assets and Pricing Opportunities Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

(f) Tax Status Risk—Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets and Pricing Opportunities Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could be subject to tax. The tax treatment of some of the Portfolio’s investments in the Subsidiary and commodity-linked derivatives may be adversely affected by future legislation, regulations of the USTreasury Department or guidance issued by the Internal Revenue Service, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

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(g) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. During periods of reduced market liquidity, a Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of a Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk, and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The

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prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher-rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by a Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(h) Underlying Funds Risk—Shares of ETFs, closed-end funds and exchange-traded notes (ExchangeTraded Notes (“ETNs”) and collectively with ETFs and closed-end funds, “Underlying Funds”) in

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which certain Portfolios invest may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs and closed-end funds may trade at prices at, below or above their most recent NAV. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. ETNs may not trade in the secondary market, but typically are redeemable by the issuer. A Portfolio’s investments in Underlying Funds are subject to the risks of Underlying Funds’ investments, as well as to the general risks of investing in Underlying Funds. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs and closed-end funds in which the Portfolio invests. While ETNs do not have management fees, they are subject to certain investor fees. ETNs are debt securities that, like ETFs, typically are listed on exchanges and their terms generally provide for a return that tracks specified market indexes. However, unlike ETFs and closed-end funds, ETNs are not registered investment companies and thus are not registered under the 1940 Act. In addition, as debt securities, ETNs are subject to the additional risk of the creditworthiness of the issuer. ETNs typically do not make periodic interest payments.

These Portfolios may be limited by the 1940 Act in the amount of their assets that may be invested in ETFs and closed-end funds unless an ETF or a closed-end fund has received an exemptive order from the Securities and Exchange Commission (the “SEC”) on which the Portfolios may rely or an exemption is available.

Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs and closed-end funds, and a Portfolio’s reliance on an order is conditioned on compliance with certain conditions of the order. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in Underlying Funds that are registered investment companies to: (1) 3% or less of an Underlying Fund’s voting shares, (2) an Underlying Fund’s shares in value equal to or less than 5% of the Portfolio’s assets

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and (3) shares of Underlying Funds in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

(i) Short Position Risk—Short sales or positions may involve substantial risks. If a short position appreciates in value during a period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security.

Short sales of securities also may involve additional transaction-related costs such as those in connection with borrowing the securities sold short.

There is a risk that certain Portfolios may be unable to fully implement their investment strategies due to a lack of available securities to borrow to effect short sales or for some other reason.

When seeking to effect short sales of securities, a Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. In addition, a Portfolio may not always be able to close out a short sale position at a particular time or at an acceptable price. If the lender of a borrowed security requires a Portfolio to return the security to it on short notice, and the Portfolio is unable to borrow the security from another lender, the Portfolio may have to buy the borrowed security at an unfavorable price, resulting in a loss. In addition, there is a risk that the collateral pledged to the Portfolio’s custodian to secure securities borrowings in connection with short sales of securities may not be returned to the Portfolio or may not be returned in a timely manner.

It is possible that the market value of the securities a Portfolio holds in long positions will decline at the same time that the market value of the securities to which the Portfolio has short exposure increases, thereby increasing the Portfolio’s potential volatility.

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(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

(k) Commodities-Related Investments Risk—Exposure to the commodities markets may subject the Real Assets and Pricing Opportunities Portfolio and the Subsidiary to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and

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international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. United States futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. These limits are generally referred to as “daily price fluctuation limits” and the maximum or minimum price of a contract on any given day as a result of these limits is referred to as a “limit price.” Once the limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the commodity-linked investments.

(l) Inflation-Indexed Security Risk—Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The USTreasury has guaranteed that, in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, a Portfolio may be required to make annual distributions to shareholders that exceed the cash the Portfolio received, which may cause the Portfolio to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

(m) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce

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returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, writing or purchasing over-the-counter options on securities (including options on ETFs and ETNs), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which certain Portfolios may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, commodity, interest rate, currency, security or other reference asset. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(n) Allocation Risk—A Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among real assets categories. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

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(o) Infrastructure Companies Risk—Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation, and service interruption due to environmental, operational or other mishaps

(p) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with each Portfolio’s ability to calculate its NAV; impediments to trading for the Portfolio’s portfolio managers; the inability of Portfolio shareholders to transact business with the Portfolio; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests, counterparties with which the Portfolio engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and

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other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(q) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Portfolios and their investments.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Man-

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agement has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2020:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Global Dynamic Multi-Asset Portfolio
Assets:
Common Stocks*
Australia	$—	$282,814	$—	$282,814
Belgium	—	19,261	—	19,261
Canada	344,745	—	—	344,745
Denmark	65,218	102,166	—	167,384
Finland	—	32,034	—	32,034
France	—	109,485	—	109,485
Germany	236,755	11,971	—	248,726
Hong Kong	181,760	36,942	—	218,702
Israel	57,065	—	—	57,065
Japan	273,388	995,422	—	1,268,810
Macau	62,693	—	—	62,693
Netherlands	267,213	89,326	—	356,539
New Zealand	—	21,784	—	21,784
Norway	—	44,294	—	44,294
Puerto Rico	9,850	—	—	9,850
Singapore	—	21,757	—	21,757
Spain	—	13,774	—	13,774
Sweden	238,790	51,563	—	290,353
Switzerland	127,904	290,302	—	418,206
United Kingdom	863,894	117,204	—	981,098
United States	9,066,691	—	—	9,066,691
Corporate Bonds*	—	11,169,141	—	11,169,141
Foreign Government Obligations	—	11,558,018	—	11,558,018
Quasi Government Bonds*	—	676,643	—	676,643
Supranational Bonds	—	2,602,609	—	2,602,609
US Municipal Bonds	—	407,948	—	407,948
US Treasury Securities	—	5,552,262	—	5,552,262
Exchange-Traded Funds	4,238,440	—	—	4,238,440
Short-Term Investments	4,533,039	—	—	4,533,039
Other Financial Instruments†
Forward Currency Contracts	—	59,289	—	59,289
Total	$20,567,445	$34,266,009	$—	$54,833,454
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(124,494)	$—	$(124,494)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Opportunistic Strategies Portfolio
Exchange-Traded Funds	$67,829,675	$—	$—	$67,829,675
Short-Term Investments	8,914,800	—	—	8,914,800
Other Financial Instruments†
Total	$76,744,475	$—	$—	$76,744,475
Lazard Real Assets and Pricing Opportunities Portfolio
Assets:
Common Stocks*
Australia	$—	$687,825	$—	$687,825
Belgium	—	14,234	—	14,234
Brazil	13,317	—	—	13,317
Canada	499,733	—	—	499,733
China	—	294,694	—	294,694
Denmark	—	148,940	—	148,940
Finland	—	9,082	—	9,082
France	6,199	372,486	—	378,685
Germany	—	187,820	—	187,820
Hong Kong	—	291,878	—	291,878
Israel	—	53,447	—	53,447
Italy	—	1,177,617	—	1,177,617
Japan	—	597,864	—	597,864
Luxembourg	—	85,273	—	85,273
Mexico	21,074	—	—	21,074
Netherlands	—	64,761	—	64,761
New Zealand	—	42,035	—	42,035
Norway	—	76,085	—	76,085
Singapore	—	231,392	—	231,392
South Africa	—	15,188	—	15,188
Spain	—	373,711	—	373,711
Sweden	—	175,591	—	175,591
Switzerland	—	222,035	—	222,035
United Arab Emirates	—	24,532	—	24,532
United Kingdom	16,969	1,123,870	—	1,140,839
United States	4,955,632	12,025	—	4,967,657
Foreign Government Obligations	—	1,862,617	—	1,862,617
US Treasury Securities	—	2,797,627	—	2,797,627
Exchange-Traded Funds	601,863	—	—	601,863
Short-Term Investments	3,782,426	—	—	3,782,426
Other Financial Instruments†
Forward Currency Contracts	—	11,759	—	11,759
Futures Contracts	4,319	—	—	4,319
Total	$9,901,532	$10,954,388	$—	$20,855,920

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020
Lazard Real Assets and Pricing Opportunities Portfolio
Liabilities: (continued)
Other Financial Instruments†
Forward Currency Contracts	$—	$(5,582)	$—	$(5,582)
Futures Contracts	(10,898)	—	—	(10,898)
Total Return Swap Agreements	—	(620,586)	—	(620,586)
Total	$(10,898)	$(626,168)	$—	$(637,066)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

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During the period ended June 30, 2020, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Global Dynamic Multi-Asset Portfolio	Real Assets and Pricing Opportunities Portfolio
Forward currency contracts:
Average amounts purchased	$12,200,000	$200,000
Average amounts sold	9,000,000	4,200,000

Futures contracts:
Average notional value of contracts – long		200,000

Total return swap agreements:
Average notional value		2,100,000

Global Dynamic Multi-Asset Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$59,289

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$124,494

Real Assets and Pricing Opportunities Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020:

Assets – Derivative Financial Instruments	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$—	$11,759	$11,759
Future Contracts
Variation margin on open futures contracts (a)	4,264	—	4,264
Total	$4,264	$11,759	$16,023

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Liabilities – Derivative Financial Instruments	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$5,582	$5,582
Swap agreements
Unrealized appreciation on swap agreements	620,586	—	620,586
Total	$620,586	$5,582	$626,168

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Global Dynamic Multi-Asset Portfolio

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2020 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$290,544

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(62,034)

Real Assets and Pricing Opportunities Portfolio

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2020 was

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$—	$11,728	$11,728
Futures Contracts	(88,381)	—	—	(88,381)
Swap agreements	—	187,406	—	187,406
Total	$(88,381)	$187,406	$11,728	$110,753

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Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$—	$67,889	$67,889
Futures Contracts	(4,251)	—	—	(4,251)
Swap agreements	—	(633,987)	—	(633,987)
Total	$(4,251)	$(633,987)	$67,889	$(570,349)

As of June 30, 2020, the Global Dynamic Multi-Asset and Real Assets and Pricing Opportunities Portfolios held derivative instruments that are eligible for offset in the Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios are presented in the below table, as of June 30, 2020:

Global Dynamic Multi-Asset Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$59,289	$—	$59,289

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$9,153	$(8,454)	$—	$699
HSBC Bank USA NA	22,683	(22,683)	—	—
JPMorgan Chase Bank NA	22,278	(22,278)	—	—
Morgan Stanley Capital Services LLC.	3,182	(1,020)	—	2,162
State Street Bank and Trust Co.	1,993	(1,993)	—	—
Total	$59,289	$(56,428)	$—	$2,861

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Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$124,494	$—	$124,494

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank NA	$8,454	$(8,454)	$—	$—
HSBC Bank USA NA	77,367	(22,683)	—	54,684
JPMorgan Chase Bank NA	35,575	(22,278)	—	13,297
Morgan Stanley Capital Services LLC.	1,020	(1,020)	—	—
State Street Bank and Trust Co.	2,078	(1,993)	—	85
Total	$124,494	$(56,428)	$—	$68,066

Lazard Real Assets and Pricing Opportunities Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$11,759	$—	$11,759

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$2,108	$(1,111)	$—	$997
HSBC Bank USA NA	8,982	(2,284)	—	6,698
JPMorgan Chase Bank NA	176	(176)	—	—
Morgan Stanley Capital Services LLC.	289	—	—	289
State Street Bank and Trust Co.	204	(204)	—	—
Total	$11,759	$(3,775)	$—	$7,984

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Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$5,582	$—	$5,582
Total Return Swap Agreements	620,586	—	620,586
Total	$626,168	$—	$626,168

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (a)	Net Amounts of Derivative Liabilities
Citibank NA	$1,111	$(1,111)	$—	$—
Goldman Sachs International	620,586	—	(370,000)	250,586
HSBC Bank USA NA	2,284	(2,284)	—	—
JPMorgan Chase Bank NA	181	(176)	—	5
State Street Bank and Trust Co.	2,006	(204)	—	1,802
Total	$626,168	$(3,775)	$(370,000)	$252,393

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

11. Accounting Pronouncements

“On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021.The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.”

12. Subsequent Events

Management has evaluated subsequent events affecting the Portfolios through the issuance of the financial statements and has noted that, as of September 1, 2020, the Lazard Real Assets and

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Pricing Portfolio will be renamed the Lazard Real Assets Portfolio. At this time, the management fee as a percentage of average daily net assets will be 0.65%. Also effective at this time, the Investment Manager has voluntarily agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021, to the extent that total annual portfolio operating expenses exceed 0.80% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively (exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses).

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The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on June 2, 2020 and June 16, 2020, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 16, 2020 meeting, additional information requested by the Independent Directors at the June 2, 2020 meeting.

[1]	The Board Consideration of Management Agreements included discusses the Global Dynamic Multi-Asset, Opportunistic Strategies and Real Assets and Pricing Opportunities Portfolios.

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Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 35 active funds comprised approximately $22 billion of the approximately $193 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2020).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $22 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contrac-

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tual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

•	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for expense comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Expense Peer Group”2); and

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board. For the Real Assets and Pricing Opportunities Portfolio, the Investment Manager proposed, effective September 1, 2020 in connection with a change to the Portfolio’s investment strategy, to lower the fee in the Management Agreement by 0.05%, with no diminution in services thereunder, and to lower the current expense limitation by 0.10%. After giving effect to the proposed advisory fee and expense limitation reductions, the results of the Strategic Insight comparisons showed that the advisory fees and net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing expenses.

[2]	The Strategic Insight materials outlined the process for constructing the Expense Peer Groups, as well the Expense Categories, Performance Peer Groups and Performance Categories (all as defined herein). Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Expense Peer Groups, Expense Categories, Performance Peer Groups and Performance Categories, including how the methodologies could affect the results of the comparisons.

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Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five-and ten-year periods ended March 31, 2020, as applicable, compared to performance for the same time periods of:

•	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for performance comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Performance Peer Group”);

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

•	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Man-

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ager in respect of Portfolios with regard to any relative underperformance or if a Portfolio were otherwise not performing in accordance with expectations, as well as if the Board requested any additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2019 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for each Portfolio. Representatives of the Investment Man-

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ager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. As the assets of each Portfolio were either generally stable or decreasing over the past calendar year, or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $193 billion global asset management business.

•	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable.

•	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and deter-

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mined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement (as proposed to be revised, as applicable) for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity

108   Semi-Annual Report

risk; (2) classification of each Portfolio’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Portfolio does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4 and in the LRMP, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Portfolio would have invested more than 15% of its net assets in illiquid investments (or such lower percentage that may have been adopted by a Portfolio); and (5) if the Portfolios reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Portfolios will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Liquidity Committee comprised of various Fund officers and groups within the Investment Manager (the “Liquidity Committee”), and the Liquidity Committee seeks assistance from and works together with other groups within the Investment Manager in effectuating the requirements of the LRMP as necessary. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in June 2020 (the “Annual Report”).

Semi-Annual Report   109

The Annual Report states that the Investment Manager, as the Program Administrator, acting primarily through the Liquidity Committee, has assessed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. The Program Administrator and the Liquidity Committee initially determined that each Portfolio primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Portfolio needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Portfolio has breached its limit on illiquid investments.

110   Semi-Annual Report

NOTES

NOTES

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
https://www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP
Eleven Times Square
New York, New York 10036-8299
http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS030

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSRS is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSRS is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 26, 2020

By /s/ Christopher Snively

Christopher Snively

Chief Financial Officer

Date August 26, 2020